SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2022-SEQ2 ABS 15-G

Exhibit 99.3 - Schedule 3

Loan Number	Dummy ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	00UK2W34ZS5	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged xx allowed xx over by xx				Appraisal has 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	2.33	$2,682.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.235%		Full Documentation	QC Complete	xx
xx	022IVP13BXW	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	28	$17,314.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.496%		Full Documentation	QC Complete	xx
xx	022ONGOIGH1	xx	xx	Indiana	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: Using the greater of the disclosed APR and the calculated APR is 8.401%, the loan is a higher-priced mortgage loan. *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: Predominant Value : xxx is Greater than Appraised Value : $xxx.	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: We have Value net in the file no other appraisal is required. *** (CURED) Hazard Insurance - EV R COMMENT: Page 2 of the Hazard insurance of subject property is missing in the file. Mortgagee clause for the second lien is missing on Hazard insurance. Hazard insurance expired on xxx. Mortgagee clause not required for the standalone 2nd lien					Single Family	xx	xx	xx	Primary	Cash Out	xx	21		8	$5,642.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.367%		Full Documentation	QC Complete	xx
xx	02GZCUQTUV2	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 7.025% Allowed : 6.280% Over By : +0.745%	*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   This loan has terms that exceed the high-cost home loan points and fees threshold. (GA SB 53 7-6A-2(7),(17)(B)) The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed:5 percent of the total loan amount if the total loan amount is xxx or more.The lesser of 8 percent of the total loan amount or xxx if the total loan amount is less than xxx.

															Resolved : xxx - After further review The GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test has been passed.			Value Supported by 3 comp.	Note- In Credit report document only one Fico score is provided. 1008 document is missing in this file. Final Title Policy document is missing in this file.	PUD	xx	xx	xx	Primary	Cash Out	xx	8.67	xx	13	$8,814.00	Mos Reviewed:90 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.477%		Full Documentation	QC Complete	xx
xx	02RIKOAQIGV	xx	xx	North Carolina	Not Covered/Exempt	3	1	1	1	1	No	No						High: $xxx Low: $xxx Confidence Score: H (0.059)		Single Family	xx	xx	xx	Investor	Cash Out	xx	4	xx	3	$52,066.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.878%		Full Documentation	QC Complete	xx
xx	02W1UDV2HKD	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XX on XXXXXXX. With the appraised value XXXXXXX		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	11	$15,111.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx	32.488%		Full Documentation	QC Complete	xx
xx	030PNAFNSSJ	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.348% Allowed: 6.000% Over by: +2.348%						Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	27	$11,032.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.141%		Full Documentation	QC Complete	xx
xx	035VVCAAA45	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL allowed 7.798% 6.420% charged + over by 1.378%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.47	xx	22	$39,833.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.295%		Full Documentation	QC Complete	xx
xx	03ERZTS5MVA	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the NC rate spread home loan test Fail

The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

														NC RSHL Average Prime Offer Rate APR Threshold Exceeded: YES Charged 8.490% Allowed 5.810% Overby +2.680%				Appraisal has 4 cpmparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	11	$11,801.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.543%		Full Documentation	QC Complete	xx
xx	03JVJP5VUXV	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test: FAIL Charged: 7.547% Allowed: 5.780% Over by: +1.767%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject is second lient. Desk review is available in the loan file. Value net present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$9,592.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.524%		Full Documentation	QC Complete	xx
xx	041Z22OMDD3	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by xx Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$14,029.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.987%		Full Documentation	QC Complete	xx
xx	04CMNGJYKQW	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.509% (Loan data) Allowed: 7.170% (Comparison data) Over by: +1.339%(Variance)					Title Document is missing. Condition added.	Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	11	$15,989.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.584%		Full Documentation	QC Complete	xx
xx	0555BZWIZQS	xx	xx	Delaware	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Provide first payment letter or Mortgage statement for 2nd lien mortgage (Loan amount xx) to verify P&I. Received first payment letter			used #3 Comparables to support the opinion value of the appraisar ticketed on xx with value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	36	$14,504.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.583%		Full Documentation	QC Complete	xx
xx	05BSZRHUDNZ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx % Allowed xx % Over by xx%				Value Supported by 5 Comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1.05	xx	40	$15,300.00	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.709%		Full Documentation	QC Complete	xx
xx	0AQUU4EE3WF	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL   Charged xx Allowed  xx Over by xx

*** (OPEN) Compliance Testing - EV 1
COMMENT:   This loan failed the qualified mortgage APR threshold test.

														Qualified Mortgage APR Threshold Test: FAIL Charged xx Allowed xx Over by xx						PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	27	$10,704.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.934%		Full Documentation	QC Complete	xx
xx	0BAXS4HFJ2J	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. CA AB 260 Higher-Priced Mortgage Loan Test FAIL: charged 6.793% allowed 5.900% over by +0.893%				Appraisal has provided 5comps to support the opinion of value Appraisal has ticked on as is on xxx with Appraised value of $xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	1.66	xx	5	$7,083.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.681%		Full Documentation	QC Complete	xx
xx	0BJGEAWXBTA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	20	xx	26	$32,572.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.899%		Full Documentation	QC Complete	xx
xx	0C1LMIHR20H	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: As per the appraisal report the property is offered for sale in past 12 months. We have full interior/Exterior prior appraisal report in file, borrower has purchase the property in that transaction, so no further documentation is required *** (OPEN) Property value and predominant value vary by more than xx - EV 1 COMMENT: Required Full Interior Appraisal (1004/1025/1073) We have full interior/Exterior appraisal report in file, no further documentation is required	*** (CURED) Missing Final 1003_Application - EV R COMMENT: Final 1003 is missing in file. xx - Initial 1003 document is received and this condition was cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$8,095.24	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	42.284%		Full Documentation	QC Complete	xx
xx	0CD4SQHN5VH	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL charged 9.138% allowed 6.600% over by +2.538%				Appraisal with #6 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	24	xx	3	$8,362.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.519%		Full Documentation	QC Complete	xx
xx	0CQ4CCV01WN	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	4	$16,356.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.650%		Full Documentation	QC Complete	xx
xx	0DLJXOHPH4L	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 8.347% Allowed:6.550% Over by:+1.797%						Mid Rise Condo (5-8 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	4	$4,423.36	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.050%		Full Documentation	QC Complete	xx
xx	0EEP44RC0ZF	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the total loan and broker fee test.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   The loan failed the total loan and broker fee test due to one of the following findings:
The loan is a second lien closed-end mortgage and does charge a total loan fee and broker fee exceeding five percent of the principal amount of the loan. (Va. Codexxx)
The loan is a second lien open-end mortgage and does charge a total loan fee and broker fee exceeding five percent of the actual amount advanced [i.e. Min. Draw field]. (Va. Code xxx(B))

														Total Loan And Broker Fee Test: FAIL xx xx +xx				The appraisal report dated xx states the appraisal value as xx and predominant value as xx, thus a variance of more than xx		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	5	$11,292.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.854%		Full Documentation	QC Complete	xx
xx	0EEPJK1EJQR	xx	xx	Virginia	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged 7.310% Allowed 6.570% Over By+0.740%						Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	2	$8,801.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Cancelled Checks	xx	49.107%		Full Documentation	QC Complete	xx
xx	0FC5VIWZEOZ	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx    Allowed: xx     Over by: xx

*** (OPEN) Automated Appraisal Review Missing - EV 1
														COMMENT: Value Net Is available No other appraisal documents required						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	2.5	$7,820.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.647%		Full Documentation	QC Complete	xx
xx	0FTFJXNDSBV	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase HOEPA Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan required escrow account test.

The payment of homeowners insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, or
The loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; or
The payment of property taxes for condominium, or high rise condominium, or planned unit development.

*** (OPEN) ComplianceEase Risk Indicator is "Critical" - EV 2
														COMMENT: Higher-Priced Mortgage Loan Required Escrow Account Test fail due to loan got Critical.	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This is second lien. Desk review is acceptable.					Single Family	xx	xx	xx	Primary	Cash Out	xx	5			$1,797.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.529%		Full Documentation	QC Complete	xx
xx	0FUPPKPL3X3	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Exception resolved based on documents received *** (CURED) Missing Required Disclosures - EV R COMMENT: Exception resolved based on documents received					PUD	xx	xx	xx	Primary	Cash Out	xx	1.16	xx	4.16	$18,127.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.394%		Full Documentation	QC Complete	xx
xx	0FVSGG1ZJIQ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.936% Allowed: 7.340% Over by: +0.596%						Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	23	$6,636.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.611%		Full Documentation	QC Complete	xx
xx	0FVWCPX03O3	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.016% Allowed: 6.360% Over by: +1.656%						Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	0.41	$4,680.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.723%		Full Documentation	QC Complete	xx
xx	0GEGZVDRU4A	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide a copy of xx Income calculation worksheet or Closing worksheet. xxx : Required document not received hence kept condition as it is .			Appraisal with #6 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	2.25	xx	2.56	$9,781.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.998%		Full Documentation	QC Complete	xx
xx	0GRRMVMZTBN	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Provide full Interior and exterior appraisal report. xx - This is HLOC loans hence we have desk review and this condition was cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	10	$8,656.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.533%		Full Documentation	QC Complete	xx
xx	0H2U3N2WQXV	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						value supported by 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.25	xx	20	$10,116.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.102%		Full Documentation	QC Complete	xx
xx	0HIYHMLIT1W	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.858% Allowed: 5.830% Over by: +2.028%						Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	20	$5,456.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.201%		Full Documentation	QC Complete	xx
xx	0HLGF505HM5	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XX on XXXXXX. With the appraised value $XXXXXX.00		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	24	$10,833.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.487%		Full Documentation	QC Complete	xx
xx	0HPIE32L35W	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 9.462% allowed 6.410% over by +3.052%				Value Supported by 4 Comps, 4 Bedrooms and 3.1 Bathrooms		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	3	$9,613.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.042%		Full Documentation	QC Complete	xx
xx	0HRFNKSOGJI	xx	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct.

															Resolved xxx :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.					PUD	xx	xx	xx	Primary	Cash Out	xx	2.42	xx	9.08	$10,416.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.932%		Full Documentation	QC Complete	xx
xx	0IMELJ0R0N3	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial closing Disclosure is missing in the package. Resolved : Provided Initial Closing Disclosure Updated.			Subject is in a rural market area and recent comparables are limited due to housing density. Search area was expanded to similar markets and some of those comparables are included in this report. My analysis, opinions, and conclusions were developed, and this report has been prepared, in conformity with the Georgia Real Estate Appraiser Classifications and Regulation Act and the Rules and Regulations of the Georgia Real Estate Appraisers Board. xx. AMC License Number: xx I have not been previously engaged in professional services for the property which is the subject of this report.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$4,742.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.817%		Full Documentation	QC Complete	xx
xx	0KIBR1N3EZT	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: We have AVM in this file and fico score is xx and ltv is xx, no full appraisal needed			Appraisal is AS IS with 6 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	20			$9,327.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.587%		Full Documentation	QC Complete	xx
xx	0KNZTLBWAMV	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Verbal verification of employment must be obtained for borrower. 12/10/2021 - Verbal verification of employment document is provided and This condition was cleared			Appraisal value supported by 3 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	31	xx	40	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.389%		Full Documentation	QC Complete	xx
xx	0KSSKOKG2HM	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.233%       Allowed: 6.490%     Over by: +0.743%

*** (OPEN) Missing Final 1003_Application - EV 1
														COMMENT: HOA amount is incorrect in Final 1003. In Final 1003 HOA amount showing as xx but as per appraisal document HOA amount is xx as monthly.				Verified with 6 comp properties		PUD	xx	xx	xx	Primary	Cash Out	xx	2.67	xx	0.2	$11,866.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.953%		Full Documentation	QC Complete	xx
xx	0M35VO1TYB4	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over By : xx Resolved: condition cleared			verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.25			$5,708.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.051%		Full Documentation	QC Complete	xx
xx	0MKUM3WOBJ0	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided xx comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.02	xx	10	$3,796.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.172%		Full Documentation	QC Complete	xx
xx	0MQWEBIGJ3P	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged X.XXX% Allowed X.XXX% Overby +X.XXX%				Appraisal have X Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	22	$5,633.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.509%		Full Documentation	QC Complete	xx
xx	0NHMLDNHQFC	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No						Appraisal Valued as is 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	17.08	xx	9.84	$7,860.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.877%		Full Documentation	QC Complete	xx
xx	0NQJSHISUSF	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	20	$19,638.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.020%		Full Documentation	QC Complete	xx
xx	0NZIDWYOZ0R	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 9.033% Allowed: 6.430% Over by: +2.603%				used #3 comparable to support the opinion value of appraisar ticketed on xx with value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	3	$3,149.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.152%		Full Documentation	QC Complete	xx
xx	0OKL3PASZQO	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	7	$16,727.83	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.664%		Full Documentation	QC Complete	xx
xx	0P4D5J3TC0K	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL:Charged:10.842% Allowed:5.850% Over By:+4.992%				Value supported by 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	4	$19,846.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.763%		Full Documentation	QC Complete	xx
xx	0QBGTQHGZ1B	xx	xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No							ARM Screen Kept On Hold We Dont Have Training On This	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	15.03	$33,111.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.266%		Full Documentation	QC Complete	xx
xx	0QJCO3M1TDV	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR xxx(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. APR of 8.231% exceeds maximum of 6.990%.				In this apprasal Comparable sale # 3		Single Family	xx	xx	xx	Primary	Cash Out	xx	28	xx	30	$8,589.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.414%		Full Documentation	QC Complete	xx
xx	0QO5T3ZR4NZ	xx	xx	Nebraska	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 5 Comps	NMLS website down	Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	25	$7,469.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.775%		Full Documentation	QC Complete	xx
xx	0R4VJ0BQQRY	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: charged 8.498% allowed 5.720% over by +2.778%				Appraisal Value supported by 3 Comps, 5 Bedrooms and 4 Bathrooms.		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	1	$10,874.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.048%		Full Documentation	QC Complete	xx
xx	0R5QACMDHBV	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.892% Allowed: 6.000% Over by: +0.892%				Appraisal has provided 3 comps to support the opinion of value Appraised has ticked As is on xx, with Appraised value of xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	14	$9,951.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.547%		Full Documentation	QC Complete	xx
xx	0RDEREJGORT	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value Appraised has ticked As is on 0xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	10	$11,164.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.926%		Full Documentation	QC Complete	xx
xx	0RNFJP4MP0N	xx	xx	Florida	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 10.890% Allowed: 6.640% Over by: +4.250%				Verified Through 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	2.58	$7,823.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.739%		Full Documentation	QC Complete	xx
xx	0RVU5MQYQVQ	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %				Appraisal has provided 5 comps to support the opinion of value appraisal has ticked on As Is on xx , With the Appraised value of $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	16	$13,733.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.560%		Full Documentation	QC Complete	xx
xx	0SA1ZSWZHTT	xx	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: XX income calculation and closing worksheet are missing in file. Income Worksheet received					Single Family	xx	xx	xx	Primary	Cash Out	xx	2.66			$3,924.59	Mos Reviewed:16 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.538%		Full Documentation	QC Complete	xx
xx	0SGRD13XUCA	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal support by 6 Com .		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$21,155.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.515%		Full Documentation	QC Complete	xx
xx	0TI0HKTP3ZC	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to State Tax/Stamps of $xx added in Initial CD dated xx. This is a fee increase of $xx in total for a Non-Shoppable Fee which exceeds the xx tolerance. Valid COC required to cure the violation. Resolved : LOE for fee provided by lender.					PUD	xx	xx	xx	Primary	Cash Out	xx	2.75	xx	20	$13,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.899%		Full Documentation	QC Complete	xx
xx	0TJHA0B5WLF	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test: charged xx% allowed xx% over by +xx%				As per appraisal as is , # 3 Comparables .		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	25	$10,289.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.221%		Full Documentation	QC Complete	xx
xx	0UETZKM0VP2	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   verify the NMLS # XXXXXX for Business and LO and the company State ID are all valid on the final TRID using NMLS web site, 2) verify the lender name XXXXXX on the note matches to NMLS and the lender name XXXXXX  is licensed as a lender, 3) If you have made changes in Scienna after looking these licenses up, re-run CE.  If the issue is not cleared after running CE and you get the same state Reg: PA HB 2179 Section 6111, please resolve with my name:   ***CLEARED*** Verified the lender is licensed as a Mortgage Lender and has been since XXXXXX per NMLS. XXXXXX

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary
														Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.				Value supported by #X comparables		Single Family	xx	xx	xx	Primary	Cash Out		5.17	xx	19	$10,036.16	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	43.266%		Full Documentation	QC Complete	xx
xx	0UMPUW2Z0UH	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #3 comparables	NMLS Site is Down "We have Valuenet in the file no other appraisal is required"	PUD	xx	xx	xx	Primary	Cash Out	xx	1.75	xx	23.83	$13,977.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.103%		Full Documentation	QC Complete	xx
xx	0UW0ZZTN2EK	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx % Over by: xx %	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing disclosure is missing in the Loan package. Resolved : xx - Received copy of Initial closing disclosure dated xx			Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx . With the appraised value $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	0.42	$14,652.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	14.110%		Full Documentation	QC Complete	xx
xx	0VEFNSTWL3W	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :Charged :6.163%  Allowed :5.890%  Over By+0.273%

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: Property listed for sale in past 12 months						PUD	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	20	$6,870.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.457%		Full Documentation	QC Complete	xx
xx	0VL0NJ1R24U	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with xx Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	48	xx	11	$6,110.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.923%		Full Documentation	QC Complete	xx
xx	0VN3WMAFB4X	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.58	xx	25	$2,600.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.809%		Full Documentation	QC Complete	xx
xx	0VNKCKCZEPD	xx	xx	Arizona	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 10.898% Allowed 5.900% Overby +4.998%				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is onxx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	3	$15,569.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.914%		Full Documentation	QC Complete	xx
xx	0WLPBTU0X2N	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	5.83	xx	6.16	$9,341.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.930%		Full Documentation	QC Complete	xx
xx	0WPYOTZKVZJ	xx	xx	Maryland	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: closing worksheet and income worksheet is missing for this loan, please provide the same. 12/29/2021 - 1008 document is not required and this condition was cleared				Missing Income worksheet and missing xx income calculation.	Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	9	$2,924.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.865%		Full Documentation	QC Complete	xx
xx	0WS0T0FCXY2	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This is standalone second lien loan . We have Desk review and AVM in file. As per guidelines if loan amount is <=175000 , We need full appraisal report however loan amount is xx so provide full appraisal report both exterior and interior xx: This is standalone second lien loan, hence appraisal not required.					PUD	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	11	$20,291.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.429%		Full Documentation	QC Complete	xx
xx	0X1RDJTJBMO	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	20	$7,432.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.350%		Full Documentation	QC Complete	xx
xx	0YFFVPKTTZ2	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 4 Comprables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	5	$6,404.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.433%		Full Documentation	QC Complete	xx
xx	0YIR54G3JPW	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is on xx . With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1	xx	15	$11,073.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.435%		Full Documentation	QC Complete	xx
xx	0ZUSEMATJGR	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   CA AB 260 Higher-Priced Mortgage Loan Test:  FAIL Changed 8.032% Allowed 6.000%  Overs by +2.032%
Higher-Priced Mortgage Loan Test:  FAIL Changed  8.032%  Allowed 6.000%  Over by +2.032%
Qualified Mortgage Safe Harbor Threshold:  FAIL Changed  8.032% Allowed 6.000%  Overs by +2.032%

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),
(e)(1) )
This loan does not qualify for a safe harbor. The loan has an APR of 8.032%. The APR threshold to qualify for a safe harbor is
														6.000%.						Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	9	$8,143.63	Mos Reviewed:48 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.644%		Full Documentation	QC Complete	xx
xx	102SYEVEOB1	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Credit report incomplete - EV R COMMENT: Credit report for co-borrower xx is missing. xxx Resolved Credit Report Updated in Box *** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Verbal Verification of Employment for borrower xxxx and co-borrower xxxxx are missing from their current employers. Resolved-Received xxxx VVOE document, updated Scienna screen.					Single Family	xx	xx	xx	Primary	Purchase	xx	2.58	xx	6	$13,387.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		33.725%	Yes	Full Documentation	QC Complete	xx
xx	11DKG5A5U5B	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Missing Appraisal - EV 1 COMMENT: Required Drive by Appraisal or Full Appraisal report. We have AVM report in file, which is acceptable as per the guidelines. No further documentation is required						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5	xx	20	$13,853.49	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.415%		Alternative	QC Complete	xx
xx	12VTSKKXEEW	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 7.826% Allowed 6.520% Over by +1.306%						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	12	$12,083.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.792%		Full Documentation	QC Complete	xx
xx	13VPILYLAQK	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged8.220% Allowed6.510% Over by+1.710%.				Value Supported by 7 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	0.23	$12,224.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.038%		Full Documentation	QC Complete	xx
xx	14KFNXZZW3R	xx	xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with X comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	10.75	$13,743.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.425%		Full Documentation	QC Complete	xx
xx	14LPFB2J2YC	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.049% Allowed: 6.630% Over by: +0.419%				Appraisal valued a is 3 omparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	7	$6,664.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.923%		Full Documentation	QC Complete	xx
xx	14WBM2KSVE2	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	10	$19,550.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.216%		Full Documentation	QC Complete	xx
xx	154NCU4GFAO	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Verified With 5 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.75	xx	5	$10,140.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.379%		Full Documentation	QC Complete	xx
xx	15A0I21AP4Y	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 7.637% Allowed:6.280% Over by:+1.357%				Verified with 5 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.58	xx	3.42	$6,862.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.418%		Full Documentation	QC Complete	xx
xx	15CKITMHG05	xx	xx	California	Non-QM/Compliant	3	2	1	2	2	No	No	*** (OPEN) Appraisal incomplete (missing map, layout, pages, etc) - EV 2
COMMENT:   Received appraisal document is dated on xx and it is expired at the time of closing xx. Hence require updated appraisal document.
Appraisal document is valid for 12 months from Note date, no further documentation is required

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx				Appraisal has 3 Comprables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.25	xx	24	$12,163.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.775%		Full Documentation	QC Complete	xx
xx	15KIJO3LZ1I	xx	xx	Colorado	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 9.232% Allowed: 6.510% Over by: +2.722%				Verified Through 5 Comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	16	xx	22	$10,628.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.642%		Full Documentation	QC Complete	xx
xx	15VXE50F5IO	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) First Payment Date more than 2 Months after Settlement Date - EV R COMMENT: Closing date is xx.Hence first payment date should be xx.But in note, first payment is xx. Updated from the closing worksheet					Single Family	xx	xx	xx	Primary	Cash Out	xx	6.25	xx	14	$12,883.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.246%		Full Documentation	QC Complete	xx
xx	1A5CN5OJGVE	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged: 9.045% allowed:6.410% over by:+2.635%				Property Verified with 3 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.34	xx	4	$9,692.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.589%		Full Documentation	QC Complete	xx
xx	1AJHGDRU3L4	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by:xx						PUD	xx	xx	xx	Primary	Cash Out	xx	0.67	xx	14	$11,666.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.601%		Full Documentation	QC Complete	xx
xx	1B12D2QYXTO	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
														Higher-Priced Mortgage Loan Test FAIL charged xx allowed xx over by xx						PUD	xx	xx	xx	Primary	Cash Out	xx	1.41	xx	10.33	$12,081.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.807%		Full Documentation	QC Complete	xx
xx	1CC02J2J3MR	xx	xx	Washington	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.021% Allowed: 6.520% Over by: +1.501%	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 8.021% Allowed : 6.520% Over by : +1.501% *** (CURED) Note is missing or unexecuted - EV R COMMENT: Note is missing xx NOTE document not received and condition remains same.				NMLS Site Down	PUD	xx	xx	xx	Primary	Purchase	xx	0.41	xx	0.16	$8,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.352%		Full Documentation	QC Complete	xx
xx	1CQPU4L4LMZ	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value is supported by 4 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	13	5000.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.939%		Full Documentation	QC Complete	xx
xx	1DGKEKVQ0NR	xx	xx	Texas	Non-QM/Compliant	2	2	1	2	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 2
														COMMENT: Property Value $$xxx and Predominant Value $xxx vary by more than 50%						Single Family	xx	xx	xx	Primary	Cash Out	xx	7.84	xx	13	$12,500.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.463%		Full Documentation	QC Complete	xx
xx	1DIFU2KTNTC	xx	xx	Virginia	Non-QM/Compliant	2	1	1	1	1	No	No						Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	6	$19,508.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.139%		Full Documentation	QC Complete	xx
xx	1DR11HPSFEV	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	24.25	$9,121.54	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.454%		Full Documentation	QC Complete	xx
xx	1E2WVJCHMMC	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value. Appraisal has ticked on AS IS XX with the appraised value XX.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	20	xx	4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.672%		Full Documentation	QC Complete	xx
xx	1F1M345SATN	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	4.67	$7,956.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.708%		Full Documentation	QC Complete	xx
xx	1F5DLSSX3LU	xx	xx	Nevada	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test: FAIL      Charged: xx %      Allowed: xx %     Over by: xx %

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: As per Appraisal property was listed for sale in past 12 months						PUD	xx	xx	xx	Primary	Cash Out	xx	8.75	xx	0.08	$10,000.00	Mos Reviewed:21 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.390%		Full Documentation	QC Complete	xx
xx	1FH0EUDCVSV	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	13	$8,904.55	Mos Reviewed:13 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.883%		Full Documentation	QC Complete	xx
xx	1FPX3NBVFQF	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: X.XXX% Allowed: X.XXX% Over by: +X.XXX%				Appraisal has provided X comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	17.5	xx	2.67	$9,190.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.634%		Full Documentation	QC Complete	xx
xx	1G3CQJPBQO4	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	17.08	$6,380.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	35.660%		Full Documentation	QC Complete	xx
xx	1GEDS3NPXPM	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   Loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan.

As defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

High Price Mortgage Loan: Fail      Loan Data: 7.701%     Comparison Data : 6.320%     Variance : +1.381%

*** (OPEN) State License Validation Test Fail - EV 2
COMMENT:   This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

														PA State License - PA license is validated per NMLS site				Appraisal value supports by 3 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	15	$8,548.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.593%		Full Documentation	QC Complete	xx
xx	1GTGOS4UA3S	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #6comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	14	$10,465.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.057%		Full Documentation	QC Complete	xx
xx	1GUPFWBOVAO	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	0.67	xx		$16,666.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	41.261%		Full Documentation	QC Complete	xx
xx	1GVH42NLYTY	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	2	$17,604.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.880%		Full Documentation	QC Complete	xx
xx	1H1TJYWO0A4	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						In accordance with USPAP, this report is the result of a specific Scope of Work which is described on this page. It is subject to the Statement of Limiting Conditions which follows. The information contained in this report was obtained from sources deemed to be reliable including multiple listing services, public records, property owners and appraisers, but cannot be guaranteed. As part of the scope of work for this assignment.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.58	xx	4	$8,955.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.737%		Full Documentation	QC Complete	xx
xx	1H2CVDHZCTS	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XX on XXXXXXXX. With the appraised value $XXXXXXXX.00		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	16	$12,228.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.740%		Full Documentation	QC Complete	xx
xx	1HOTBURFCZI	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.878% Allowed: 6.500% Over by: +2.378%				Value Supportedby 7 Comps. 4 Bedrooms and 2.1 Bathrooms.	As per Final 1003 Lability is Paid off , Provide Recent paid of statement.	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	4	$6,781.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.812%		Full Documentation	QC Complete	xx
xx	1IAS0G5BLXA	xx	xx	New Jersey	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct.

															Resolved xxxx :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.			Verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	7	$9,130.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.249%		Full Documentation	QC Complete	xx
xx	1IHWPOX4FEC	xx	xx	Illinois	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) Appraisal Value - EV 2
COMMENT:   The Desk Review Marked As- Is On xx Reflects The Appraised Value As xx , The AVM With Effective Date xx Reflects The Appraised Value As xx, Thus A Variance Of More Than 10%
We have drive by report present in the file, no further documentation is required

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	8.08	$6,052.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.841%		Full Documentation	QC Complete	xx
xx	1KCKSWRA1FP	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx allowed xx over by xx	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Standalone Second lien And availble appraisal document is a DesK Review. we need full appraisals both exterior and interior as loan amount is <= xx Valuenet form is present in the file			1)Property Verified with 4 Comparable. 2)The subject is in xx condition (photos provided support the Inspector's condition rating and assertions); no repair conditions are noted or observed		Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	30	$14,212.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.612%		Full Documentation	QC Complete	xx
xx	1KDT4BWCAEM	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Allowed: xx Charged: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	6.41	xx	5	$11,581.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.725%		Full Documentation	QC Complete	xx
xx	1KROOYIQFEG	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Final 1003 application is missing in Loan file. xx - Initial 1003 document is received and this condition was cleared					PUD	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	10	$19,933.33	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	15.852%		Full Documentation	QC Complete	xx
xx	1KYWUSFKU0J	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 9.065% Allowed 6.540% Over by +2.525%				used #5 comparables to verify the subject property.	1008 Loan Transmittal Summary Document is missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	13	$13,149.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.365%		Full Documentation	QC Complete	xx
xx	1LIHXKYDBWO	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged X.XXX% Allowed X.XXX% Over by +X.XXX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$5,853.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.816%		Full Documentation	QC Complete	xx
xx	1LPGV3YNXQQ	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   The loan is a rate spread home loan test failed as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

*** (OPEN) Compliance Testing - EV 1
COMMENT:   Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM loan.
														Charged:5.919% Allowed: 5.880% Over by: +0.039%				Appraisal is AS IS with xx comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	12	$5,244.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.630%		Full Documentation	QC Complete	xx
xx	1NBGIUDV25F	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal report supported with #3comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	36			$2,354.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.851%		Full Documentation	QC Complete	xx
xx	1NXLASIWBQ4	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No						Verified Through xx Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	10	$14,313.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.891%		Full Documentation	QC Complete	xx
xx	1O5UBWG1H5A	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test: FAIL Charged: 8.663% Allowed: 6.030% Over by: +2.633%

*** (OPEN) Wrong appraisal form for single family home - EV 1
														COMMENT: This is a standalone fixed 2nd lien. There is no Appraisal report available. Appraisal details updated from Clear Capital report. Hence Appraisal Form Type selected as BPO External.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	17	$7,083.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.217%		Full Documentation	QC Complete	xx
xx	1OOHYND25EI	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	2.75	xx	11	$10,958.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.626%		Full Documentation	QC Complete	xx
xx	1PRKOWF4V3R	xx	xx	Louisiana	Non-QM/Compliant	1	1	1	1	1	No	No						comparable sale -3		Single Family	xx	xx	xx	Primary	Cash Out	xx	30			$1,780.50	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.737%		Full Documentation	QC Complete	xx
xx	1QKSGMVAWSN	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx% Allowed xx% Over by +xx%						Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx		$3,815.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.866%		Full Documentation	QC Complete	xx
xx	1R02QGEVUCY	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   a. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Appraiser Has Provided 3 Comparables To Support The Opinion, Appraisal Has Been Ticked As-Is On xx With The Appraised Value Of $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$11,791.67	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.433%		Full Documentation	QC Complete	xx
xx	1RFJUHKUSYM	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %				verified with 3 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	19	$7,294.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.336%		Full Documentation	QC Complete	xx
xx	1RH32WFUAFN	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over by : xx				Property Verified with 4 comparable.	NLMS down application 2 years acquire not provided	PUD	xx	xx	xx	Primary	Cash Out	xx	20	xx	1.08	$6,066.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.723%		Full Documentation	QC Complete	xx
xx	1SO2EPFRFM1	xx	xx	Connecticut	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Value net is available in the loan file.			Appraisal has provided xx comps to support the opinion of value Appraised has ticked As is on xxx , with Appraised value of xxx .		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	19	$9,547.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.345%		Full Documentation	QC Complete	xx
xx	1SODGFVB3PS	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraised with 5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	12	$20,833.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.810%		Full Documentation	QC Complete	xx
xx	1SP2ZUQQOFN	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%	*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: TRID Violation due to a fee increase on Initial CD dated XXXXXX. Not reflects in Initial LE dated XXXXXX a discount Points at $XXX.XX, however this fee newly add in initial CD for a Non-Shoppable Fee which exceeds the X% tolerance valid COC required. Resolved: Lender response provide for discount point fee of $XXX. *** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: Compliance result is XXXXX due to TRID Tolerance fail Duplicate Findings Resolved: Lender response provide for discount point fee of $XXX.					Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	18	$8,226.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.204%		Full Documentation	QC Complete	xx
xx	1TE0GZQ1HX2	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   a. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%				subject property is supported with #3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	7.42	$3,999.99	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.597%		Full Documentation	QC Complete	xx
xx	1UFRTHIPED3	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Refinance	xx	1.17	xx	8	$7,508.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.470%		Full Documentation	QC Complete	xx
xx	1UG1ZRQZD2R	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	10	$13,019.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.170%		Full Documentation	QC Complete	xx
xx	1UMMJRBUG4D	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal has 5 comparable with different market based value properties		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5.04	xx	10	$18,833.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.157%		Full Documentation	QC Complete	xx
xx	1VMULZD53XR	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Missing Appraisal - EV 1 COMMENT: We have AVM in this file the note date is after xxx and loan amount is less than xxx, and the fico score is xx, and ltv is xx , no full appraisal needed				Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	4.58	xx	26	$4,479.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.527%		Full Documentation	QC Complete	xx
xx	1VX0CTRSCUL	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No						Verified with xx comp properties		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$6,362.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.200%		Full Documentation	QC Complete	xx
xx	1W4PEXGH33Y	xx	xx	Maryland	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	17	$7,622.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.784%		Full Documentation	QC Complete	xx
xx	1WBFKOUENTP	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL charged :8.063% allowed: 6.560% over by:+1.503%				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.66	xx	9	$11,985.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.954%		Full Documentation	QC Complete	xx
xx	1WHO3IHBSGR	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.461% Allowed: 6.280% Over by: +1.181%				Appraisal support by 3 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.67	xx	6	$8,541.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.257%		Full Documentation	QC Complete	xx
xx	1XME5DV0EZY	xx	xx	Ohio	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) 0% Tolerance Fees test fail - EV R COMMENT: Loan origination fee increased $** from LE dated ** to $** Revised CD dated ** . Difference $** Need COC or Tolerance Cure Resolved : As per Lender Response Loan amount increased on ** from $** to $**, origination fee is tied directly to the loan amount. This was then disclosed to the borrower on ** on the Revised CD.			High: $** Low: $** Confidence Score: H (**) AVM Report		PUD	xx	xx	xx	Primary	Cash Out	xx	14.5	xx	23	$10,640.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.016%		Full Documentation	QC Complete	xx
xx	1XQJ4DSM3RR	xx	xx	Colorado	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL xx				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	15	$14,042.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.321%		Full Documentation	QC Complete	xx
xx	1Y2BD2WV1GO	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 9.067% Allowed 5.740% Over By +3.327%

*** (OPEN) Missing Initial 1003_Application - EV 1
														COMMENT: Initial Loan Application is not signed by the Loan Originator.				Appraisal Value Supported by 6 Comps,1 Bedrooms and 1 Bathrooms.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.6	xx	2	$9,583.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.289%		Full Documentation	QC Complete	xx
xx	1Y2PRAXSWXY	xx	xx	New Jersey	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx % Allowed : xx % Overby : xx %						Single Family	xx	xx	xx	Primary	Cash Out	xx	37	xx	40	$12,396.59	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.677%		Full Documentation	QC Complete	xx
xx	1ZWK25J5C01	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL Charged : 8.033% allowed : 6.480% Overby : +1.553%						Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	28	$8,152.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.554%		Full Documentation	QC Complete	xx
xx	20RUSSH40JZ	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: charged 7.990% allowed 6.030% over by+1.960%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: subjective transaction is standalone 2nd Lien. Desk Review and AVM valuation is available in this loan file. Value net form is present in the file			Property Verified with 3 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5.33	$6,666.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.306%		Full Documentation	QC Complete	xx
xx	21M5VJ0NSA3	xx	xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Verbal verification of employment must be obtained within 10 days of the note date. *** : Received VVOE mentioned manner is " Automated VOE" verified on xx. its is within 10 days of the note date(xx)			Property Verified with 3 Comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.16	xx	18	$12,079.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.251%		Full Documentation	QC Complete	xx
xx	21V0PKOOCVI	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						High: $xx Low: $xx Confidence Score H(xx )		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	10	$11,158.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.153%		Full Documentation	QC Complete	xx
xx	253NOTONBUP	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL 8.510% 5.860% +2.650%

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   PA State Licence validation fail comment

Compliance failing for State Regulations. PA License Validation Test.  In the state of PA, lender is licensed under state ID# 79346 and NMLS ID #2063044 per NMLS web site.

														License issue and status is validated via NMLS Site	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: We have only property inspection and desk review in this no avm is available so we need completed avm for the subject property CDA is used for valuation *** (CURED) Missing Appraisal - EV R COMMENT: "Require complete AVM report for the subject property CDA is used for valuation					Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	10.33	$4,029.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.267%		Full Documentation	QC Complete	xx
xx	25CKWMYGRXA	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: Missing COC for fee increase on CD dated xx. CD dated xx reflects a Transfer Taxes of xx, however, LE dated xx reflects the Transfer Taxes is xx This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Required valid COC. Resolved : Lender responce provide for Transfer taxes of xx *** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: Exception resolved due to correct data entry			Appraisal is AS IS with 5 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$12,787.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.504%		Full Documentation	QC Complete	xx
xx	25GJWJV4WFM	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Variation in Parcel number(APN#) - EV R
COMMENT:   Appraisal is missing

Value net report is present in the file

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   "Require complete AVM report for the subject property". Property condition inspection report is present .There is no AVM is Present in this loan file. Exception added.

xx report is present in the file

*** (CURED) Subject Property has been determine uninhabitable/Unsuitable to live in - EV R
COMMENT:   Appraisal is missing

xx report is present in the file

*** (CURED) Missing Appraisal - EV R
COMMENT:   Require complete AVM report for the subject property

															xx report is present in the file			Yes. Property condiiton inspection report is present .Changes made in scienna .There is no AVM is Present in this loan file. Exception added.		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	20	$5,593.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.379%		Full Documentation	QC Complete	xx
xx	2A3TSJYY12F	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is onxx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	5.5	$4,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.049%		Full Documentation	QC Complete	xx
xx	2ADCJJBAO0C	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) B1 - Years on job > years in field - EV R COMMENT: B1 Years considered from final 1003 and as per final 1003 B1 Years in this job is xx and Years employed in this line of work/profession is xx Years. xx: Document received and condition resolved. *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: The subject property is stand alone 2nd lien and desk review Appraisal is used for valuation purpose. Value net form is present in the file					Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2.41	$7,004.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.697%		Full Documentation	QC Complete	xx
xx	2AYJSEGMDNR	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.

Qualified Mortgage Safe Harbor Threshold FAIL : Charged 6.480%  Allowedxx Over by xx

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.480% Allowed 5.790% Over by +0.690%						PUD	xx	xx	xx	Primary	Cash Out	xx	16			$6,149.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.352%		Full Documentation	QC Complete	xx
xx	2B3IM3LI3YR	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.914%      Allowed: 5.790%     Over by: +0.124%.

*** (OPEN) 1st pay dt and next due dt same but curr bal not =orig bal - EV 1
														COMMENT: 1st pay dt and next due date same but current bal not Equal to original bal.				Value supported by 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	12	$8,826.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.726%		Full Documentation	QC Complete	xx
xx	2CUMQYPGXIT	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: as per the appraisal report the property is listed for sale in the past 12 months.	*** (CURED) First Payment letter missing - EV R COMMENT: Please provide a copy of first payment letter to verify the correct P&I of second lien. Received first payment letter			used #4 comparable to support the opinion value of appraisar sited on XX with value XX		Single Family	xx	xx	xx	Primary	Cash Out	xx	11.5	xx	2.75	$36,987.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.967%		Full Documentation	QC Complete	xx
xx	2DS2IYOMYVE	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	30.5	$12,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.232%		Full Documentation	QC Complete	xx
xx	2E0DIMR0FR4	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						Single Family	xx	xx	xx	Primary	Cash Out	xx	13.41	xx	7	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.431%		Full Documentation	QC Complete	xx
xx	2EANWVAKZHD	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide Lender Income Calculation worksheet Or Closing Worksheet			Verified Through 5 Comparables.		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	16	$13,133.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.493%		Full Documentation	QC Complete	xx
xx	2EVR0NHA0VP	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	0.91	xx	5.5	$7,328.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.664%		Full Documentation	QC Complete	xx
xx	2FHRNUDDLRG	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged 8.303% 6.510% +1.793%

*** (OPEN) Application Missing - EV 1
COMMENT:   Application document need to provide

														xxx- Application document is received and this condition was cleared						PUD	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	14	$15,362.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.922%		Full Documentation	QC Complete	xx
xx	2G1GQKSRGOM	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged : 9.773% Allowed : 6.030% Overby : +3.743%				Value Supported by xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	10	$8,528.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.436%		Full Documentation	QC Complete	xx
xx	2HC3XW5BSET	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged xx				Property Verified with xx comparables.	NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	11	$20,127.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	8.631%		Full Documentation	QC Complete	xx
xx	2HLDAYQPM5E	xx	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No						Verified with 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	11	$6,768.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.378%		Full Documentation	QC Complete	xx
xx	2I04V31FBU1	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.503% Allowed: 5.940% Over by: +1.563%				Appraisal has provided 3 comps to support the opinion of value Appraised has ticked As is on xxx, with Appraised value of xxx.		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	1.6	$8,616.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.411%		Full Documentation	QC Complete	xx
xx	2INKCE435JY	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	24	$7,949.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.239%		Full Documentation	QC Complete	xx
xx	2IP50JNGW14	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This is loan failed Higher-Priced mortgage loan test as Using the greater od the disclosed APR and the calculated APR,the loan is a higher-priced mortgage loan, as defined in Regulation z. Qualified Mortgage Safe Harbor Threshold: FAIL Charged xx % Allowed xx % Over by xx %	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: We have Desk Review in this file . As the loan amount is >= xx we need full appraisal both exterior and interior Value net form present in the file			Verified With 4 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	12	$11,755.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.795%		Full Documentation	QC Complete	xx
xx	2IVFMOWASAX	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	4	$5,279.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	26.921%		Full Documentation	QC Complete	xx
xx	2K2IJJI5CS1	xx	xx	Arizona	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right of cancel is missing in the document

														xx/xx/xxxx -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xxx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.				Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx	After Giving Application Dates Respa Confirming Year is Automatically Taking as xx .	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.7		2	$13,992.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.694%		Full Documentation	QC Complete	xx
xx	2K4BEXPUXWP	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						AS IS with 3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	12.08	$15,354.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.139%		Full Documentation	QC Complete	xx
xx	2L5CAZPUSA2	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	10	$6,430.49	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.685%		Full Documentation	QC Complete	xx
xx	2LAABP5CMD4	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged X.XXX% Allowed X.XXX% Overby +X.XXX%				Verified with X comps		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	17	$11,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.875%		Full Documentation	QC Complete	xx
xx	2LZ5UXEGQ2L	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4.83		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.555%		Full Documentation	QC Complete	xx
xx	2M32DFBFVMP	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL:Charged: 8.523% Allowed:5.800% Overby:+2.723%				As per appraisal as is , 4 Comparables.	NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	9	$7,338.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.576%		Full Documentation	QC Complete	xx
xx	2M3MJNDUZWL	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL        Charged : xx %           Allowed : xx %          Over By : xx%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
														COMMENT: This loan failed the xx license validation test. (xx HB 2179 Section 6111)The xx HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx .The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx . Additionally, the Pennsylvania First Mortgage Banker License, xx Secondary Mortgage Loan License, xx Unlicensed (Subordinate Lien), and xxExemption Letter are not available for loans with a closing date on or after xx In the state of PA, lender is licensed under state as a NMLS ID # xx per NMLS web site.	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure Missing in this package Hence We Are Unable to Update in Discloser Level Main Screen. Resolved : xx - Received copy of Initial closing disclosure dated xx *** (CURED) Missing Initial 1003_Application - EV R COMMENT: Exception resolved based on documents received			Appraisal Contains 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	22	$15,000.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.842%		Full Documentation	QC Complete	xx
xx	2M410JT20AX	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	0.11	$8,764.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.785%		Full Documentation	QC Complete	xx
xx	2M4GBRTZM5I	xx	xx	Connecticut	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value $xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	7.75	xx	7.75	$17,291.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.828%		Full Documentation	QC Complete	xx
xx	2MZC1F5PPGL	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged xx% allowed xx% over by +xx				Property Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	11	$5,217.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.009%		Full Documentation	QC Complete	xx
xx	2NLC5N4NRSI	xx	xx	Maryland	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Only AVM is available in the package. Additional Appraisal valuation is missing. AVM is acceptable (Fico -xx and LTV is lower than xx)			High: $xxx Low: $xxx Confidence Score: H(0.047)		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	4	$9,247.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.322%		Full Documentation	QC Complete	xx
xx	2NTLLIPINNH	xx	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal supports by 3 comp		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	6.5	$3,553.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.201%		Full Documentation	QC Complete	xx
xx	2OROS2UEV0G	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.452% Allowed: 6.00% Over by: +1.452	*** (CURED) Missing Appraisal - EV R COMMENT: Appraisal missing in loan file. Drive by report is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	6	$8,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.935%		Full Documentation	QC Complete	xx
xx	2Q2WXDSLMXT	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														"This loan failed the qualified mortgage APR threshold test. Charged: 6.089% Allowed :5.910% Overby : +0.179%"						Single Family	xx	xx	xx	Primary	Cash Out	xx	5.83	xx	14	$9,041.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.721%		Full Documentation	QC Complete	xx
xx	2Q2ZC1UW1EB	xx	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Automated Appraisal Review Missing - EV 1 COMMENT: We have XXXXXX appraisal in the file, no other appraisal required				Appraisal has X Comparables.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	0.83	$11,666.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.057%		Full Documentation	QC Complete	xx
xx	2QJ2FUNJFKX	xx	xx	Illinois	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) LTV or CLTV exceeds xx - EV R COMMENT: Exception resolved due to correct data entry			Appraisal Report supported by #4comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	2.5	$18,508.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.971%		Full Documentation	QC Complete	xx
xx	2REYJQXRVEY	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.093% Allowed: 5.960% Over by: +2.133%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This is standalone loan. we have desk review and AVM report in file . The loan amount <= xxx then we need full appraisal both exterior and interior Value net form is present in the file			Verified with 3 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4			$5,707.69	Mos Reviewed:38 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.258%		Full Documentation	QC Complete	xx
xx	2SIV1HRMASX	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx				Appraisal value as per AVM-xx, Appraisal Effective Date is-xx, Appraisal is as with xx		PUD	xx	xx	xx	Primary	Cash Out	xx	5.42	xx	2.42	$3,126.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.977%		Full Documentation	QC Complete	xx
xx	2TGPBXGNUQ2	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test FAIL: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Allowed:8.190% Charged : 6.490% Overby : +1.700%				High: xxx Low: xxx Confidence Score: xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	4.06	xx	13	$12,083.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.447%		Full Documentation	QC Complete	xx
xx	2TQ4N451G2I	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	29	$14,528.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.602%		Full Documentation	QC Complete	xx
xx	2UFA1NA0ANG	xx	xx	Kentucky	Non-QM/Compliant	1	1	1	1	1	No	No							NMLS Site under maintenance.	Single Family	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	5.58	$3,669.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.745%		Full Documentation	QC Complete	xx
xx	2UHFGP23L5A	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Please provide a copy of first payment letter for the subject property. First payment letter is present in the file *** (CURED) Property listed for sale in past XX months - EV R COMMENT: Updated as per our appraisal report the property is listed in sale for past XX months As per appraisal report property is not listed for the sale			Comparable #X		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.08				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.120%		Full Documentation	QC Complete	xx
xx	2UPUPQXYYMX	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Final 1003_Application - EV R COMMENT: "Final 1003_Application reflect Purpose of Refinance as Cash-Out, However, Final CD reflect Borrower not getting cashback. we need Valid refinance type on Final 1003_Application. Refinance purpose is cash-out per final 1003" ** - Loan is a cash out refinance transaction but borrower paying out debts & so it is a cash from borrower. Borrower has enough asset to pay the CTC & so condition resolved.			used #6 comparables to support the opinion value of appraiser ticketed on ** with value $**		PUD	xx	xx	xx	Secondary	Cash Out	xx	6	xx	11	$11,774.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.714%		Full Documentation	QC Complete	xx
xx	2UUGERPB0AD	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	2.22	$21,485.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.764%		Full Documentation	QC Complete	xx
xx	2V3WW04RD5G	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 4 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	8	$5,952.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.209%		Full Documentation	QC Complete	xx
xx	2VCXHXHEPPJ	xx	xx	Georgia	Non-QM/Compliant	4	1	1	1	1	No	No						Aprsl is XX with X Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.25		3.5	$7,780.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.986%		Full Documentation	QC Complete	xx
xx	2VNBZO2IV34	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	52			$2,066.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.079%		Full Documentation	QC Complete	xx
xx	2WG1LZ1M1PC	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														This loan fail the Higher-Priced Mortgage Loan Test: Charged: xx Allowed: xx Overby: xx				Appraisal has 3 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	4.41	xx	5.5	$9,894.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx	36.545%		Full Documentation	QC Complete	xx
xx	2WJVEVB2FLX	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing credit report - EV R COMMENT: Credit report is missing for borrower & co-borrower. Provide credit report for xx & xx dated within xx days of closing. Xx : Provided copy of credit report and resolves this condition				We have Valuenet in the file no other appraisal is required	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	9	$13,649.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.129%		Full Documentation	QC Complete	xx
xx	2XSHCRM054B	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	0.01	$3,172.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.495%		Full Documentation	QC Complete	xx
xx	2XULPNKQSRF	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net form is present in the file					Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5			$4,726.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.868%		Full Documentation	QC Complete	xx
xx	2Z1B4GAH0NT	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.808% Allowed:5.920% Over by: +1.888% "				A Values Supported by 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	20.33	xx	22	$7,806.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.043%		Full Documentation	QC Complete	xx
xx	2ZVIB0LJWI0	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	1	$5,833.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.593%		Full Documentation	QC Complete	xx
xx	31KGG1B1IIH	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	29.5	$8,195.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.795%		Full Documentation	QC Complete	xx
xx	3315NRFRT0M	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed :xx Over by :xx				Value Supported by 4 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	11	$12,274.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.907%		Full Documentation	QC Complete	xx
xx	33NW00QNPBH	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL:Charged 8.355% Allowed 6.410% Over By+1.945%				Appraisal has xx comparable with different market based value properties		PUD	xx	xx	xx	Primary	Cash Out	xx	2.58	xx	15	$13,520.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.792%		Full Documentation	QC Complete	xx
xx	33S0KNJOUUF	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Missing or error on the Rate Lock Document - EV 1 COMMENT: In This Package Rate Lock Agreement Is Missing. Alternative document (LE) is present in the file, no further documentation is required						PUD	xx	xx	xx	Primary	Cash Out	xx	23	xx	20	$8,742.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.742%		Full Documentation	QC Complete	xx
xx	33ZBCTP1CTT	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:7.406% Allowed: 6.490% Over by: +0.916%	*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate					Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2	xx	9	$5,077.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.254%		Full Documentation	QC Complete	xx
xx	342W1IZKYUL	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 9.359% allowed 5.850% over by +3.509%					NMLS Site Down ROR Transaction Screen Not Opened	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	21	$9,922.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.460%		Full Documentation	QC Complete	xx
xx	344BHNWGTA3	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx	*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate.			Appraisal has provided 6 comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	6.5	$8,992.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.595%		Full Documentation	QC Complete	xx
xx	35OLO2ZD4D2	xx	xx	Pennsylvania	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 8.281% Allowed : 6.420% Over By : +1.861%				Verified Through 3 Comaparbles		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	0.41	$3,043.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.496%		Full Documentation	QC Complete	xx
xx	35RNPA0AREB	xx	xx	Montana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.308% Allowed 6.520% Over by+1.788%	*** (CURED) Missing Final 1003_Application - EV R COMMENT: Final 1003 missing in the file XX - Received the Final Signed application document which resolves the condition			Appraisal has provided 4 comps to support the opinion of value Appraised has ticked As is on XX, with Appraised value of XX.		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	13	$5,557.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.979%		Full Documentation	QC Complete	xx
xx	3ALKTA2VCBJ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$6,761.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.797%		Full Documentation	QC Complete	xx
xx	3AZV4NGTQUA	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 4 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	2	$14,451.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.268%		Full Documentation	QC Complete	xx
xx	3BMJCURQJI5	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Apprisal has 3 provided 3 comparbles		PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	4	$16,300.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.570%		Full Documentation	QC Complete	xx
xx	3BUIH2TXFF1	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	33	$14,206.31	Mos Reviewed:29 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.020%		Full Documentation	QC Complete	xx
xx	3D3MQWOXLRO	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL  Charged   8.434%   Allowed  6.700%   Overby  +1.734%

*** (OPEN) First Payment Date more than 2 Months after Settlement Date - EV 2
														COMMENT: Note date is xx, Settlement date is xx and Notary sign date is xx.				Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	11	$5,433.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.276%		Full Documentation	QC Complete	xx
xx	3DJORJ0UA10	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	5.16	$26,089.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	19.196%		Full Documentation	QC Complete	xx
xx	3DTB0CV0N2A	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Verified Through xx Comparbles		Single Family	xx	xx	xx	Secondary	Cash Out	xx	0.33	xx	8.5	$70,888.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.280%		Full Documentation	QC Complete	xx
xx	3DUFIRI1UCR	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   his loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx      Allowed: xx   Over by: xx

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the xx higher-priced mortgage loan test. xx(13) , xxB(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of xx.

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR Higher-Priced Mortgage Loan Test: FAIL      Charged: xx      Allowed: xx   Over by: xx

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: As per the Appraisal the subject property for Senior Lien listed for sale $xx as shown in the deed with xx and xx in Montgomery County.						PUD	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	5	$13,666.67	Mos Reviewed:47 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.214%		Full Documentation	QC Complete	xx
xx	3EIDSMILLCC	xx	xx	New Hampshire	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: Using the greater of the disclosed APR and the calculated APR is 7.223%, the loan is a higher-priced mortgage loan.				Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	8.02	$13,708.33	Mos Reviewed:48 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.746%		Full Documentation	QC Complete	xx
xx	3EK4RAIHUIM	xx	xx	Ohio	Non-QM/Compliant	3	1	1	1	1	No	No						High:$xx Low:xx Confidence Score: H xx Estimated Value:$xx		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	6	$9,942.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.880%		Full Documentation	QC Complete	xx
xx	3H3KP2P5RPF	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 9.128% Allowed: 6.640% Over by: +2.488%						Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	16	$11,199.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.606%		Full Documentation	QC Complete	xx
xx	3HC50XIRIVW	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the NC rate spread home loan test. NC RSHL Average Prime Offer Rate APR Threshold Exceeded: YES Charged xx Allowed xx Overby xx				Property Verified with 3 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$5,894.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.835%		Full Documentation	QC Complete	xx
xx	3JEXLXGARIN	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.997% Allowed 6.560% Over by +0.437%				Appraisal has #5 comp to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.25	xx	4	$6,374.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.728%		Full Documentation	QC Complete	xx
xx	3JUXS14V5Y2	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 7.856% Allowed 6.550% Over by +1.306%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing from the loan file. Resolved: document received condition cleared *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Initial Closing Disclosure is missing from the loan file. Resolved: document received condition cleared					PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	2.08	$7,735.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.929%		Full Documentation	QC Complete	xx
xx	3JVJGGPRKDO	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Please provide first payment letter for loan amounting xx as it is missing in the file. 12/29/2021 : This is HELOC loan , HELOC Agreement and Disclosure Statement available in file			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	50	xx	23	$8,491.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.079%		Full Documentation	QC Complete	xx
xx	3KKRTLVUVIH	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.556%      Allowed: 5.790%     Over by: +1.766%

*** (OPEN) State License Validation Test Fail - EV 2
COMMENT:   The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xxx. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before xxx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after xxx.

														PA State License - PA license is validated per NMLS site						PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	3	$6,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.172%		Full Documentation	QC Complete	xx
xx	3L5UGBJJURC	xx	xx	New Jersey	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the federal undiscounted rate validation test.The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate. The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged.

Resolved xx  :- Undiscounted rate test not required for the state.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the federal undiscounted rate validation test.The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate. The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged.

															****Duplicate Finding****			Value supported by 3 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	16	$9,833.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.240%		Full Documentation	QC Complete	xx
xx	3N5KYCGBJNQ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Initial CD is missing *** Resolve Initial CD Uploaded in Box and Run the Compliance.					Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	37	$6,017.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.825%		Full Documentation	QC Complete	xx
xx	3NGJC1RYC1F	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.045%       Allowed: 6.510%     Over by: +0.535%

*** (OPEN) Wrong appraisal form for condo - EV 1
COMMENT:   For Appraisal - value Net, AVM is provided need proper documents for condo
														We have valuenet form present in the file, which is acceptable as per the guidelines. No further documentation is required				Value Supported by 3 Comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	4.83	xx	30	$7,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.025%		Full Documentation	QC Complete	xx
xx	3NO1VAPONNS	xx	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Exception resolved based on documents received				NMLS Site is Down.	Single Family	xx	xx	xx	Investor	Cash Out	xx	10.75	xx	14	$4,730.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.716%		Full Documentation	QC Complete	xx
xx	3O2VKVRPVO3	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL charged : 8.494% Allowed:6.560% overby:+ 1.934%						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	19	$8,441.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.362%		Full Documentation	QC Complete	xx
xx	3OEX3HNGWSJ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Has Provided 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$8,185.48	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.645%		Full Documentation	QC Complete	xx
xx	3OWYTGXQM3K	xx	xx	Minnesota	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Automated Appraisal Review Incomplete or Data not complete - EV 1 COMMENT: Desk Review and Automated Valuation Model shows more than xx variance in the Appraised value. Value net report is present in file, which is acceptable as per the guidelines, no further documentation is required						Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	17	$14,775.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.922%		Full Documentation	QC Complete	xx
xx	3P0H5WR2T5N	xx	xx	Connecticut	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL : Charged: 8.577% Allowed : 6.540% Over by: +2.037%				Appraisal comp 6		Single Family	xx	xx	xx	Primary	Cash Out	xx	41		0	$2,515.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Cancelled Checks	xx	37.570%		Full Documentation	QC Complete	xx
xx	3Q3XLT1MQUH	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 8.412% Allowed 5.950% Overby +2.462%				used #6 Comparable to verify the subject property.		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	19	$11,803.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.763%		Full Documentation	QC Complete	xx
xx	3RZRDV1HJTM	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD is missing. Xx - Initial Closing Disclosure document is received & resolved condition.					Single Family	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	11	$14,377.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.054%		Full Documentation	QC Complete	xx
xx	3S24G0NMKDX	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Note is missing or unexecuted - EV R COMMENT: Current lien note document is missing xx - Note document is provided and this condition was cleared			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	7.33	xx	8	$25,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	10.162%		Full Documentation	QC Complete	xx
xx	3SI2UHL4JY5	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						As per appraisal As is , #4 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	2.5	$6,822.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.644%		Full Documentation	QC Complete	xx
xx	3TRZSVKPAHZ	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Report supported by #3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	15	$7,391.67	Mos Reviewed:24 Times 1X30:3 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.295%		Full Documentation	QC Complete	xx
xx	3TVKIUHX3PH	xx	xx	New Jersey	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR§xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over byxx						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.17	xx	5	$29,700.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.389%		Full Documentation	QC Complete	xx
xx	3UEURDAQBTO	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.				Comparable in appraisal		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	9	$7,941.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.235%		Full Documentation	QC Complete	xx
xx	3UN4DIVBLFA	xx	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the federal undiscounted rate validation test.The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate. The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged.

Resolved xx :- Undiscounted rate test not required for the state.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is xx.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

															Resolved xx :- Provided final CD Considered as COC.					PUD	xx	xx	xx	Primary	Purchase	xx	3.58	xx	15	$14,625.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		16.246%		Full Documentation	QC Complete	xx
xx	3UQ0DWC0DZM	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB xx higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														CA AB xx Higher-Priced Mortgage Loan Test FAIL : Charged 7.894% Allowed 6.490% Over by +1.404%				Value Supported by 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	12.08	$9,086.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.321%		Full Documentation	QC Complete	xx
xx	3UYMNW1SYTP	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Reverification within 10 days is missing - EV R COMMENT: A copy of Verification of Employment is missing in the loan file. VOE Received			The subject site is typical for the neighborhood and the condition and quality are typical for the area		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	1.67	$12,003.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	25.314%		Full Documentation	QC Complete	xx
xx	3VUG1AZB03U	xx	xx	Virginia	Non-QM/Compliant	2	2	2	1	2	No	No		*** (OPEN) LOE - EV 2 COMMENT: LOE is missing for address variations: xx Coachman Ter, Wood bridge, VA xx (reported in credit repot for the period xx Expenses on additional property is added in DTI calculation. *** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal have 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	2.5	$10,177.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.986%		Full Documentation	QC Complete	xx
xx	3W0JB41KV2P	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%						PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	0.5	$9,294.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.898%		Full Documentation	QC Complete	xx
xx	3W53GV2EAZ5	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Resolved : xxx - After further review The closing or reimbursement date validation test has been passed.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to Re-Inspection Fee(Appraisal) of xxxadded in Initial CD dated xxx. This is a fee increase of xxx in total for a Non-Shoppable Fee which exceeds the 0% tolerance. Valid COC required to cure the violation.

															Resolved : xxx - After further review the TRID tolerance test has been passed.					PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	15	$11,909.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.768%		Full Documentation	QC Complete	xx
xx	3WG0ZGKUO3Z	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
														COMMENT: This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after xx.						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	5	$15,588.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.696%		Full Documentation	QC Complete	xx
xx	3X4TDXYILCO	xx	xx	South Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher - priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				The neighborhood is "xx" a well-established community with similar custom and varying style, age, size homes and lot size with amenities that include a Clubhouse, pool, tennis courts, recreation area, walking trails, sidewalks and streetlights. Homes with Walk-out Basements are common with upscale finishes like main level and considered to be GLA and marketed that way. It is typical for home prices to vary in this type of development & sometimes dependent on upgrades/finishes that are consumer options normally completed during the construction process. It is also trending for older homes have been updated to current standards. Lot price/value will vary also dependent not necessarily on size but rather views and location within the development. The neighborhood and area have had increasing property values over the last several years and continues.	1008 Missing	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	0	$14,583.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.781%		Full Documentation	QC Complete	xx
xx	3XFWOUSOF0B	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher - priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	3.42	xx	4	$5,356.00	Mos Reviewed:41 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.449%		Full Documentation	QC Complete	xx
xx	3YQLHRLRUUF	xx	xx	Wisconsin	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z				verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	8	$2,412.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.282%		Full Documentation	QC Complete	xx
xx	3YW132LQVRB	xx	xx	Arizona	Non-QM/Compliant	2	2	1	2	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 6.552% Allowed 6.470% Over by +0.082% *** (OPEN) Property listed for sale in past 12 months - EV 2 COMMENT: as per appraisal report property listed for sale past 12 months				Value suported by xx comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	9	$7,736.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.090%		Full Documentation	QC Complete	xx
xx	3YYMLMV5OB1	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.717% Allowed: 6.520% Over by: +0.197%						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	10	$7,766.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.142%		Full Documentation	QC Complete	xx
xx	3ZMARZLZBUD	xx	xx	Louisiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR

Higher-Priced Mortgage Loan Test: FAIL        Charged : 9.745%         Allowed : 6.950%           Over By : +2.795%

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   This loan failed the loan origination fee test. The loan failed the loan origination fee test due to The loan contains more than one loan origination fee.

														Outside of federal restrictions placed on loan originations fees, LA does not limit this on mortgage loans.						PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	0.41	$10,015.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.964%		Full Documentation	QC Complete	xx
xx	401GHPOG4DM	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing disclosure is missing in the loan file. Resolved : Provided Initial CD Updated.					Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	0.75	$7,291.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.812%		Full Documentation	QC Complete	xx
xx	41TWV2V4FLD	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to a fee addition on Final CD dated xx  The Final CD shows an added fee of $xx which did not appear on previous LE .  This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Resolved : xx - The Interest rate is decreased on Loan estimate dated xx As result The discount points fee is increased. COC is available in the loan file on Pg #xx

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Mortgage reflects a payment history of only 10 months on the credit report dated xx

															Received complete payment history					Single Family	xx	xx	xx	Primary	Cash Out	xx	15.41	xx	13.41	$17,805.59	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.995%		Full Documentation	QC Complete	xx
xx	42EXGDYJSVY	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB xxx higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB xx Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx				Appraisal done with xx comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	0.6	xx	2.8	$14,761.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.120%		Full Documentation	QC Complete	xx
xx	42HDWSPVZCQ	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%				Appraisal done with 5 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	5	$12,450.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.612%		Full Documentation	QC Complete	xx
xx	42IG1O0RTHZ	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx.						PUD	xx	xx	xx	Primary	Cash Out	xx	1.75	xx	3.83	$8,413.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.139%		Full Documentation	QC Complete	xx
xx	42JOKAZBYQF	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Title evidence - EV R COMMENT: In this Subject Loan File Title Evidence is missing. Property report documents is present in the file, no further documentation is required			Property Verified with xx comparable.		PUD	xx	xx	xx	Primary	Refinance	xx	23			$3,215.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		23.850%		Full Documentation	QC Complete	xx
xx	42LKV315AZB	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	10	$12,898.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.668%		Full Documentation	QC Complete	xx
xx	42LTNM255HN	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx Over by: + xx				Verified With $ Comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	4.83	xx		4782.94	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.535%		Full Documentation	QC Complete	xx
xx	42ZWQUWCGC5	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged7.263% Allowed5.840% Over By+1.423%				verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$4,582.93	Mos Reviewed:63 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.934%		Full Documentation	QC Complete	xx
xx	4431QTAV53Z	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 6 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	5	$7,035.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.119%		Full Documentation	QC Complete	xx
xx	44GKOXB2SRK	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) DTI > XX - EV R COMMENT: Housing Obligations = XX , Other Obligations = XX, Total Obligations = XX , Total Income = XX Gives The DTI Of XX . As Per The Guidelines - XX, The Maximum allowable DTI Is XX. DTI is within guidelines *** (CURED) Missing Required Disclosures - EV R COMMENT: In the loan package XX caluation worksheet and closing worksheet is missing in the file			Verified through 4 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	4	$10,687.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.807%		Full Documentation	QC Complete	xx
xx	44MIGWJZZXB	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Right of Rescission missing or unexecuted - EV R COMMENT: Please provide Right Of Rescission Document Received ROR					PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	12	$35,299.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.306%		Full Documentation	QC Complete	xx
xx	45TV5LTOXHP	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value is Supported by 7 Comp.		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	3	$12,218.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.028%		Full Documentation	QC Complete	xx
xx	4AZOJ1RPK5C	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. CA AB 260 Higher-Priced Mortgage Loan Test FAIL Charged : 7.197% Allowed : 6.540% Overby : +0.657%				Appraisal Contains 4 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.66	xx	6.83	$7,141.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.858%		Full Documentation	QC Complete	xx
xx	4B21JFP4ICJ	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No								Mid Rise Condo (5-8 Stories)	xx	xx	xx	Primary	Cash Out	xx	3.75	xx	4	$15,600.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.772%		Full Documentation	QC Complete	xx
xx	4B2YPEB3SSE	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 7.372% allowed 5.970% over by +1.402%				Value supported by #3 comps with opinion value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	10	$2,686.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.949%		Full Documentation	QC Complete	xx
xx	4C5MKHZ5ZIR	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.986% Allowed: 5.810% Over by: +2.176%				aPPRAISAL sUPPORTS 4 cOMP'S.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	12.1	$6,856.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.520%		Full Documentation	QC Complete	xx
xx	4CCREWCJSEA	xx	xx	Ohio	Non-QM/Compliant	1	1	1	1	1	No	No						Verified With 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	4	$12,284.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.381%		Full Documentation	QC Complete	xx
xx	4DAWVYFNKWS	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged 6.783% allowed 6.480% over by +0.303%

*** (OPEN) Property listed for sale in past 12 months - EV 1
COMMENT:   As per appraisal report-DOM 7: Local MLS Services. xx Listed on xx for xx DOM 7 pending sale

*** (OPEN) Settlement date is different from note date - EV 1
														COMMENT: The Note Reflects Date as xx, Settlement Date as per Signature on Final CD is xx	*** (CURED) ROR Transaction date not consistent with Note and/or HUD - EV R COMMENT: As per Notice of right to cancel consider xx as Ror transaction date the bwr has cancelled(7/6) and initialed on it. Resolved : Updated Dates as per Lender Response.			Appraisal has 6 comparable with different market based value properties.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	10	$12,197.62	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.183%		Full Documentation	QC Complete	xx
xx	4DDJX2D2V1I	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct.

															Resolved XXXXXX :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.			Verified with X comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Secondary	Purchase	xx	7	xx	20	$17,168.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.561%	No	Full Documentation	QC Complete	xx
xx	4DV02OO5YMZ	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx% Allowed : xx% Overby : xx%				Appraisal value supported by 4 comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$12,127.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.832%		Full Documentation	QC Complete	xx
xx	4EAX0EB3WHQ	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 7.464% Allowed 6.510% Over by +0.954%	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to a fee increase on initial CD dated XX. LE dated XX reflects a Recording fee XX, however Initial CD dated XX reflects the recording fee XX This is a fee increase of XX for a 10% Tolerance. Resolved : Lenders Response provide for Recording fees XX			Appraisal has Provided 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.08	xx	35	$9,166.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx	29.542%		Full Documentation	QC Complete	xx
xx	4ERVY1RHECA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	5	$8,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.690%		Full Documentation	QC Complete	xx
xx	4ETEUYIRD2G	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						High: xxxLow: xxx Confidence Score: xxx)		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	xx	0.16			$4,293.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.210%		Full Documentation	QC Complete	xx
xx	4FIS4JZG10Y	xx	xx	Michigan	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xx % Allowed xx % Over by +xx	*** (CURED) Settlement date is different from note date - EV R COMMENT: Exception resolved due to correct data entry			Appraisal Has Provided 9 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	1.16	$9,085.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.823%		Full Documentation	QC Complete	xx
xx	4GCUO41W4DJ	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %				Appraisal has provided #3comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	11	$9,636.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.042%		Full Documentation	QC Complete	xx
xx	4GO0KGTGN2K	xx	xx	New Mexico	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1.58	xx	12.17	$14,390.00	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.075%		Full Documentation	QC Complete	xx
xx	4IF25MQMZFP	xx	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No								PUD	xx	xx	xx	Secondary	Cash Out	xx	27	xx	4	$3,219.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.171%		Full Documentation	QC Complete	xx
xx	4IP00OBAYJU	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged xx allowed xx over by xx				Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5.5	$7,650.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.759%		Full Documentation	QC Complete	xx
xx	4IQOHM0FSHD	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   "TRID Violation due to a fee increase on CD dated xxx.  CD dated xxx reflects a Origination Points at $1350, however, Revised initial LE dated xxx does not  reflects the Origination Points.  This is a fee increase of $1350 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."----duplicate---

Resolved : xxx -  The discount points fees increased due to increased CLTV. It is disclosed to borrower on Closing disclosure dated xxx

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   "TRID Violation due to a fee increase on CD dated xxx.  CD datedxxx eflects a Origination Points at $1350, however, Revised initial LE dated xxx does not  reflects the Origination Points.  This is a fee increase of $1350 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."-----duplicate-----

Resolved : xxx-  The discount points fees increased due to increased CLTV. It is disclosed to borrower on Closing disclosure dated xxx

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "TRID Violation due to a fee increase on CD dated xxx.  CD dated xxx reflects a Origination Points at $1350, however, Revised initial LE dated xxx does not  reflects the Origination Points.  This is a fee increase of $1350 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."

															Resolved : xxx - The discount points fees increased due to increased CLTV. It is disclosed to borrower on Closing disclosure dated xxx					Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	21	$3,842.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.471%		Full Documentation	QC Complete	xx
xx	4JXPZAAMCQE	xx	xx	Georgia	Non-QM/Compliant	2	2	2	1	1	No	No		*** (OPEN) Hazard Insurance - EV 2 COMMENT: The Provided Hazard Insurance Doesnt Reflect The Lender Name As The Mortgagee				Verified through 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	16	xx	25	$7,007.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.049%		Full Documentation	QC Complete	xx
xx	4K3QRNIHS3X	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal with #3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.91	xx	6.5	$6,708.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.572%		Full Documentation	QC Complete	xx
xx	4KDHTN5Z3JO	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR §xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx

*** (OPEN) Missing Appraisal - EV 1
														COMMENT: We have AVM in this file and note date is after xx and loan amount is less than $xx, and fico score is xx and ltv is less than 90%, so no full appraisal needed						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.66	xx	20	$15,208.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.309%		Full Documentation	QC Complete	xx
xx	4KGVJGKOHTU	xx	xx	Illinois	Non-QM/Compliant	3	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the Higher-Priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 9.413%       Allowed: 6.570%     Over by: +2.843%

*** (OPEN) Transmittal (1008) is Missing - EV 2
														COMMENT: 1008 or Closing Worksheet is missing in file.					1008 or ralated documents are missing, Need to raise condition for the same.	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	10.6	$6,089.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.377%		Full Documentation	QC Complete	xx
xx	4KRSEAUEZBB	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   a. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Verified with 4 comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	5	$13,057.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.828%		Full Documentation	QC Complete	xx
xx	4L2RLHUQKBW	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	20	$27,894.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.075%		Full Documentation	QC Complete	xx
xx	4L4GQ2Q10HM	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						The subject is currently a use which conforms to zoning (legal) and is fairly typical of the market area (physical). Market conditions identified in the neighborhood section support continued use as is (economic). While certain buyers might make some cosmetic or updating changes to the property, the property's current use is considered the highest and best use as improved.		PUD	xx	xx	xx	Primary	Cash Out	xx	4			$4,738.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.046%		Full Documentation	QC Complete	xx
xx	4LFMDH1OJS4	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #X comparables	XXXX Site is Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	22.66	xx	36.08	$10,344.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.010%		Full Documentation	QC Complete	xx
xx	4LLDYMJPRIZ	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the NC Rate Spread Home Loan Test. NC Rate Spread Home Loan Test: FAIL Charged: xx Allowed:xx Over by:xx				Verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	20	$8,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.956%		Full Documentation	QC Complete	xx
xx	4LU2EUB2E53	xx	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58			$2,003.79	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.400%		Full Documentation	QC Complete	xx
xx	4MIKTUX5MLQ	xx	xx	South Carolina	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL :Charged:XX% Allowed:XX% Over By:+XX%				The subject is currently a use which conforms to zoning (XXXX) and is fairly typical of the market area (physical). Market conditions identified in the neighborhood section support continued use as is (XXXX). While certain buyers might make some cosmetic or updating changes to the property, the property's current use is considered the highest and best use as improved.		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	0	$5,200.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.937%		Full Documentation	QC Complete	xx
xx	4MZM0SK12OI	xx	xx	Tennessee	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Resolved : 12/17/2021 - After further review the closing or reimbursement date validation test has been passed.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to State Tax/Stamps ofxx added in Initial CD datedxx. This is a fee increase of xx  in total for a Non-Shoppable Fee which exceeds the xx tolerance. Valid COC required to cure the violation.

															Resolved : 12/17/2021 - The Revised LE dated xx shows Increased loan amount. As a result Transfer Taxes are increased. Provided COC in the loan file on Pgxx.			Both CU score unavailable. 2nd Appraisal missing.		Single Family	xx	xx	xx	Secondary	Cash Out	xx	2.08	xx	16	$6,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	41.934%		Full Documentation	QC Complete	xx
xx	4NQ44S4FJ2O	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal supports by 5 comp		PUD	xx	xx	xx	Primary	Cash Out	xx	4.42	xx	7.67	$14,353.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.130%		Full Documentation	QC Complete	xx
xx	4NYOI0PS151	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Value supported by 4 Comps 3 Bedrooms and 2 Bathrooms.		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	14	$7,916.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.489%		Full Documentation	QC Complete	xx
xx	4O1JNEUQ4N4	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.034%      Allowed: 5.960%     Over by: +2.074%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB xx Higher-Priced Mortgage Loan Test: FAIL Charged: 8.034% Allowed: 5.960% Over by: +2.074%	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: A copy of Verification of Employment is missing in the loan file. 12/28/2021 - Resolved-Received xx VVOE document, updated scienna screen.					Single Family	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	15.75	$7,763.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.860%		Full Documentation	QC Complete	xx
xx	4PFG44V50OF	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged xx % xx % xx %				used #6 comparables to support the opinion value of the appraisar ticketed on xx with value of $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	19	$141,763.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	9.240%		Full Documentation	QC Complete	xx
xx	4Q1Z2DQCZL4	xx	xx	Texas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				Appraisal Value Supported by 3 Comps xx Bedrooms and xx Bathrooms.	Borrower Income Calculation sheets missing in this file.	PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	20	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.825%		Full Documentation	QC Complete	xx
xx	4R3X4NOGB5R	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: This is Piggy Back Transaction and as per Appraisal property listed for sale in last 12 months	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: loan amount is greater than xx "Required Full Interior Appraisal Desk review are used for property valuation since the subject loan is Standalone fixed 2nd mortgage Received full appraisal report			Appraisal has provided 5 comparables to support the opinion of value		PUD	xx	xx	xx	Secondary	Cash Out	xx	2	xx	20.75	$18,419.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.070%		Full Documentation	QC Complete	xx
xx	4RTBGTDAEQA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 8 comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	31	$13,871.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.675%		Full Documentation	QC Complete	xx
xx	4S1SQGNTZUZ	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Property Verified with 4 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	0.1	$9,954.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.037%		Full Documentation	QC Complete	xx
xx	4SAXLKYOESQ	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1.25	xx	4	$13,750.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.040%		Alternative	QC Complete	xx
xx	4SFMFC0DDFP	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.807%      Allowed: 6.640%     Over by: +0.167%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test. (xxxx)The Pennsylvania xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

														PA License Valid as per NMLS Web site . In the state of PA, lender is licensed under state ID# xxx. as a xxx per NMLS web site.				Verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	12	$8,178.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.810%		Full Documentation	QC Complete	xx
xx	4TBTXDLO1ET	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged:xx Allowed:xx Over By:xx				Appraisal is AS IS with 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	0.04	$10,833.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.311%		Full Documentation	QC Complete	xx
xx	4U3Q3DAAN4B	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.627% allowed 5.820% over by +2.807%				Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xxx . With the appraised value xxx .		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	6.5	$26,021.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.172%		Full Documentation	QC Complete	xx
xx	4UYNCADYFFO	xx	xx	Florida	Non-QM/Compliant	2	2	2	1	1	No	No		*** (OPEN) Final Application not signed and hand-dated by Loan Originator - EV 2 COMMENT: LO has not signed & Dated on both Initial & Final 1003 LO signature is not required on both the application *** (OPEN) mortgage certificate - EV 1 COMMENT: Occupancy is XXXXXX & LTV is XX%, as per guideliens XX% is allowed so need PMI doc Occupancy is XXXXXX refinance, LTV is XX% which is acceptable. No further documentation is required	*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: XXXXXX : Closing worksheet available in file, hence condition was cleared			Appraisal is XX with X Comps Sale & Listing X	NMLS DOWN CU SCORE NOT FOUND 1008 Missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	5.11	$17,880.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.625%		Full Documentation	QC Complete	xx
xx	4VDD4PPVAKI	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.068% Allowed: 6.280% Over by: +1.788%						PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	9	$12,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.621%		Full Documentation	QC Complete	xx
xx	4XPNBWWRBJZ	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.420% Allowed: 6.280% Over by: +1.140%						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	19	$9,862.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.394%		Full Documentation	QC Complete	xx
xx	4XV5DWKP5GR	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged XX% allowed XX% over by +XX%				Appraisal with #X Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	30	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.586%		Full Documentation	QC Complete	xx
xx	4XWOPHISZBN	xx	xx	Arizona	Non-QM/Compliant	3	2	2	1	1	No	No		*** (OPEN) Title holder is not an individual - EV 2 COMMENT: As per Title search document, borrower is Trustee of xx. As per guideline Revocable living trust is acceptable, no further documentation is required.				Appraisal value supported by 3 comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.25	xx	1.25	$13,513.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.278%		Full Documentation	QC Complete	xx
xx	4YK0PODUU3W	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2	$8,655.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.521%		Full Documentation	QC Complete	xx
xx	4YPBBKMXPOZ	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 9.369% Allowed 5.850% Over by+3.519%				Appraisal has 3 comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.8	xx	4	$16,797.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.785%		Full Documentation	QC Complete	xx
xx	4Z4VP5Y45IC	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Revised LE xx reflects Title E & O Insurance (Title Endorsement Fee) of xx. This fee is added for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Cure to the Borrower is required or COC is required.

Updated Title Endorsement fee as Creditor List as per lender Response

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.  Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.539%      Allowed: 6.000%     Over by: +2.539%

															Duplicate					Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	1.8	$14,173.19	Mos Reviewed:18 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.421%		Full Documentation	QC Complete	xx
xx	4ZXJTVLIY01	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,232.00) exceed the comparable charges ($377.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).				5 Comparables with photographs vailable		PUD	xx	xx	xx	Primary	Cash Out	xx	0.47	xx	0.5	$13,424.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.961%		Full Documentation	QC Complete	xx
xx	50C20ILEK2I	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Value Supported by X Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	4	$10,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.430%		Full Documentation	QC Complete	xx
xx	50RYNF15HLJ	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.271% Allowed: 6.500% Over by: +0.771%				Appraisal has xx Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	35	$6,701.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.679%		Full Documentation	QC Complete	xx
xx	51BK1ZFO3P3	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	5.25	xx	5	$32,780.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.126%		Full Documentation	QC Complete	xx
xx	51J3O1WSNHN	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z				Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	12	$4,962.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.454%		Full Documentation	QC Complete	xx
xx	51T3GBRKDJB	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Charged: xx Allowed: xx Over by: xx				In this apprisal Comparable Sale # 3	unable to update Originator NMLS License Status Date and Issue date in ComplianceEase / QM Screen NMLS and NMLS Consumer Access are currently undergoing maintenance and are unavailable xx to xx EDT.	PUD	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	3	$7,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.764%		Full Documentation	QC Complete	xx
xx	523FHI2XC3X	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Property verified with 3 comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	2.06	xx	8	$7,422.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.239%		Full Documentation	QC Complete	xx
xx	52D5WIFNIGQ	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged:X.XXX% Allowed: X.XXX% Over by:+X.XXX%.				Appraisal has X comparable with different market based value properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	8	$9,191.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.297%		Full Documentation	QC Complete	xx
xx	52XSUYONSLI	xx	xx	Wisconsin	Non-QM/Compliant	4	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	10	$32,000.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.608%		Full Documentation	QC Complete	xx
xx	52Y3RGAFC2K	xx	xx	Louisiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   this loan Failed the Loan Origination Fee Test:Charged: $xx Allowed: $xx.00 Over by: $xx

														Outside of federal restrictions placed on loan originations fees, LA does not limit this on mortgage loans.				The subject appears to be occupied. If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work.Instead,the appraiser should make an independentevaluation of the facts reported herein in arriving at any opinions rendered in the appraisal orappraisal report consistent with the requirements of USPAP.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	28	$15,378.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.928%		Full Documentation	QC Complete	xx
xx	553OJ0FQ3BF	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Verified through 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$8,436.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.158%		Full Documentation	QC Complete	xx
xx	5A2WVVJGZNP	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	2	1	No	No		*** (OPEN) Automated Appraisal Review Missing - EV 2 COMMENT: Exterior inspection is Available in the file , Provide additional appraisal to support the appraisal review. Value net report is present in file, which is acceptable as per the guidelines, no further documentation is required				Appraisal supprots by 3 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	13	$7,630.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.624%		Full Documentation	QC Complete	xx
xx	5AARDEX1DAG	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: A verbal verification to confirm the Borrower’s current employment status is required for Borrower within 10 business days from the Mortgage Note date.			Appraisal value supported by 3 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	8	$7,660.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.886%		Full Documentation	QC Complete	xx
xx	5AEILQOZ5ZX	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.313%      Allowed: 6.780%     Over by: +1.533%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (xx, California Financial Code Division xxx (a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 8.313% Allowed: 6.780% Over by: +1.533%				Verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$7,027.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.303%		Full Documentation	QC Complete	xx
xx	5AONUND5ZAC	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the MD COMAR higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. MD xx Higher-Priced Mortgage Loan Test: FAIL Charged : xx % Allowed : xx% Over By : xx %				Verified Through 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	8	$4,470.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.493%		Full Documentation	QC Complete	xx
xx	5ASZ0AIOTRF	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: secondary valuation is AVM. Though confidence within xx for CA (For clear capital it is xx), however variance in appraisal value is greater thanxx and Confidence Score is xx Need CDA or similar document. 12/23/2021 - This is HLOC loan hence appraisal document is not required and this condition was cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	3.83	xx	10	$13,660.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.836%		Full Documentation	QC Complete	xx
xx	5AYXAKDLOMO	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged :xx Allowed : xx Over by : xx	*** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Initial CD is missing. Resolved : xx - Received copy of Initial closing disclosure dated xx.			Appraisal supports by xx Comp		PUD	xx	xx	xx	Primary	Cash Out	xx	4.11	xx	14	$14,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.671%		Full Documentation	QC Complete	xx
xx	5CSX3OOAD3P	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing proof Of Hazard Insurance in this loan file. xx- Received HOI policy for subject *** (CURED) Right of Rescission missing or unexecuted - EV R COMMENT: Right of Rescission document is missing in the file. Resolved : xx - Its primary purchase transaction. ROR is not applicable.			Property Verified with xx Comp.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	0.33	$6,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.605%		Full Documentation	QC Complete	xx
xx	5DTSKOVYWPN	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: Resolved condition cleared *** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: Resolved condition cleared *** (CURED) ComplianceEase TILA Test Failed - EV R COMMENT: Resolved condition cleared			Appraisal provided in package with 6 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	13	$20,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.724%		Full Documentation	QC Complete	xx
xx	5ECBCIUBSTX	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	20	$11,095.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.018%		Full Documentation	QC Complete	xx
xx	5EW0LSPAOGC	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.892%      Allowed: 5.790%     Over by: +2.102%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged: 7.892% Allowed: 5.790% Over by: +2.102%						PUD	xx	xx	xx	Primary	Cash Out	xx	3.41	xx		$16,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	37.289%		Full Documentation	QC Complete	xx
xx	5FFA4U5VBUS	xx	xx	South Carolina	Non-QM/Compliant	3	1	1	1	1	No	No						Property verified with 4 comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	17	$14,462.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.045%		Full Documentation	QC Complete	xx
xx	5HQ1V5OL3BY	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: Qualified Mortgage Safe Harbor Threshold fail:This is non QM loan.				Desk review done with Value net		PUD	xx	xx	xx	Secondary	Cash Out	xx	7	xx	15	$40,437.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.236%		Full Documentation	QC Complete	xx
xx	5HQOLVEPSMN	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: Charged 9.783% Allowed 6.560% Over by +3.223%				This Certifies that the above referenced appraisal report was completed in compliance with the Appraiser Independence Requirements (AIR) and the USPAP standards.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$2,791.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.501%		Full Documentation	QC Complete	xx
xx	5HUHO323HZK	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 8.429% Allowed 6.450% Overby +1.979%				Exterior third party report with Market vale opinion: xxprovided.4 COMPARABLES		PUD	xx	xx	xx	Primary	Cash Out	xx	13	xx	23	$4,680.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.304%		Full Documentation	QC Complete	xx
xx	5HVFNRJ4411	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 9.560% Allowed 6.410% Overby +3.150%						Single Family	xx	xx	xx	Primary	Cash Out	xx	26		0	$1,755.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.033%		Full Documentation	QC Complete	xx
xx	5IKD5KEVRAS	xx	xx	Louisiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 7.517% Allowed: 5.940% Over by: +1.577%.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   "TRID fee violation for xx due to fee increase greater than a xx increase in “creditor's provider fees” in Section B for a Title Doc Preparation Fee (xx ) and Recording Fee
(xx.)  Valid COC required to clear violation.

Resolved : Provided Service Provider List.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "TRID fee violation for xx due to fee increase greater than a xx increase in “creditor's provider fees” in Section B for a Title Doc Preparation Fee (xx ) and Recording Fee
(xx.)  Valid COC required to clear violation.

															Resolved : Provided Service Provider List.			Verified with xx comps		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	2.06	$9,999.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.645%		Full Documentation	QC Complete	xx
xx	5JCUAAVEFZB	xx	xx	Nevada	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 6.461% Allowed 6.320% Over by +0.141%	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: "Required Drive by appraisal or full Interior appraisal Report CDA used as appraisal and Received prior appraisal report *** (CURED) Missing Appraisal - EV R COMMENT: Provide Full Appraisal as per guideline we required Drive by appraisal or full Interior appraisal Report if loan amount is more than xx CDA used as appraisal and Received prior appraisal report *** (CURED) Right of Rescission missing or unexecuted - EV R COMMENT: Right of recession document is missing in the loan file. ROR is not applicable					Single Family	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	1.58	$12,708.32	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.913%		Full Documentation	QC Complete	xx
xx	5JM3JUQHBJN	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						This market value opinion is made "XXXXXX" on the effective date of report. The sales comps selected are considered most similar and bracket the major features of the subject. All the comps are in very close proximity and sold recently that no time adjustments are necessary. Comps are adjusted for GLA difference and bedroom count. No location adjustments are needed. All comparisons are based on MLS pictures and descriptions. Estimated site value - $XXXXXX Comp #X is the most recent sale and is a model match to the subject so it is given most weight.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	8	$5,966.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.985%		Full Documentation	QC Complete	xx
xx	5KIKMU15ZAY	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Has Provider X Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	2.75	$9,441.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	39.475%		Full Documentation	QC Complete	xx
xx	5LQI4PXU0CM	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the xx Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
xx  AB 260 Higher-Priced Mortgage Loan Test: FAIL   Charged  xx %   Allowed   xx %   Overby xx %

*** (OPEN) Property value and predominant value vary by more than xx% - EV 1
														COMMENT: as per the appraisal report the appraisal value is xx and the predominant value is xx . They both vary by more than xx % . Please provide an appraisal report with interior and exterior inspection that supports the appraisal value.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4.58	xx	25	$13,316.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.962%		Full Documentation	QC Complete	xx
xx	5LYAG1JTBR1	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %				As per appraisal as is , comparable6.	1.Initial Escrow disclosure Is Missing On PDF.	PUD	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	13.04	$8,731.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.606%		Full Documentation	QC Complete	xx
xx	5LZRFPINOGE	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal has provided 3comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	3	$7,916.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.593%		Full Documentation	QC Complete	xx
xx	5M04ZIYO5P3	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL:charged: 8.546% allowed :6.540% over by:+2.006%	*** (CURED) Hazard Insurance - EV R COMMENT: Exception resolved based on documents received					Single Family	xx	xx	xx	Primary	Cash Out	xx	1.91	xx	13	$10,129.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.599%		Full Documentation	QC Complete	xx
xx	5ML5AOOKHTQ	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided xx comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx	NMLS Down 1008 Not added Appraisal Not added	PUD	xx	xx	xx	Primary	Cash Out	xx	1.3	xx	5	$9,916.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.279%		Full Documentation	QC Complete	xx
xx	5MPGGDD12OF	xx	xx	South Carolina	Non-QM/Compliant	4	1	1	1	1	No	No						Value supported by 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	8	$8,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.244%		Full Documentation	QC Complete	xx
xx	5NG4JK30GK3	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Missing Appraisal - EV 1 COMMENT: We have XXX in this file and fico score is XXX and ltv is XX% no full appraisal needed						PUD	xx	xx	xx	Primary	Cash Out	xx	2.17	xx	15	$5,565.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.745%		Full Documentation	QC Complete	xx
xx	5NJ0CTLPSJ4	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.83	xx	21	$11,041.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.563%		Full Documentation	QC Complete	xx
xx	5NQYK04DFIY	xx	xx	Pennsylvania	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1 COMMENT: The Lender xx with NMLS ID is licensed in PA state as per NMLS website.				High: xx Low: xx Confidence Score: H (xx)		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	0.33	$6,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.651%		Full Documentation	QC Complete	xx
xx	5PISL3WTK3E	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL charged 9.998% allowed 5.850% over by +4.148%				Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	17	$8,032.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.987%		Full Documentation	QC Complete	xx
xx	5QPDWHRWG01	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Charged: 8.659% Allowed : 5.950% Overby : +2.709%				Appraisal support by 6 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	5	$7,193.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.972%		Full Documentation	QC Complete	xx
xx	5QYZNIAMV44	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged xx allowed xx over by xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$12,130.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.823%		Full Documentation	QC Complete	xx
xx	5RJRG3NSJOZ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal with #X comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	26	xx		$3,816.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.221%		Full Documentation	QC Complete	xx
xx	5RSBNOSMKRA	xx	xx	Connecticut	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   TRID Violation due to Loan Amount (Points) of xx added in Initial CD dated xx. This is a fee increase of xx in total for a Non-Shoppable Fee which exceeds the 0% tolerance. Valid COC required to cure the violation.

5/25/2021 CD sent to customers also included a rate increase and increase in loan amount causing discount points to be added.  This is a valid COC

*** (OPEN) Wrong appraisal form for condo - EV 1
														COMMENT: Value Net document has been used. -6.019 variance found in between the initial and the AVM.				Verified with 3 comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2	xx	15	$7,313.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.439%		Full Documentation	QC Complete	xx
xx	5SSBF1FOV25	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan.

As defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														High Price Mortgage test: Fail Loan Data: 8.665% Comparison Data: 7.230% Variance : +1.435%				Appraisal supported by 4 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	16	$7,153.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.813%		Full Documentation	QC Complete	xx
xx	5U05HCPYYNQ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						High: xxx Low: xxx Confidence Score: H (xxx)		Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	27	$6,373.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.452%		Full Documentation	QC Complete	xx
xx	5U4KAD4ZICK	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test FAIL: charged  7.946% allowed 6.490% over by +1.456%

*** (OPEN) Compliance Testing - EV 1
														COMMENT: Qualified Mortgage APR Threshold Test FAIL: charged 7.946% allowed 6.490% over by +1.456%				Appraisal value supported by 4 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	3.91	$6,240.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.992%		Full Documentation	QC Complete	xx
xx	5UTSGDGV3ED	xx	xx	Texas	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   ROR is missing in the Package

														01/10/2022 -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.	*** (CURED) Missing Required Disclosures - EV R COMMENT: Income sheet and Closing worksheet is missing in the package.			Appraisal has 6 comparable with different market based value properties	NMLS Site error and missing appraisal	PUD	xx	xx	xx	Primary	Cash Out	xx	3.33	xx	20.16	$8,884.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.400%		Full Documentation	QC Complete	xx
xx	5VAUHJPRMJT	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.929% Allowed: 5.690% Over by: +0.239%						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	23	$9,553.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.932%		Full Documentation	QC Complete	xx
xx	5VCREO003V5	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal with xx comparable properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	21	$19,839.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.506%		Full Documentation	QC Complete	xx
xx	5VGKLGXNZB0	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	7	$11,585.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.656%		Full Documentation	QC Complete	xx
xx	5VRWKNOS4WC	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #5 comp to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	28	$9,880.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:10 Verification Type:Credit Report	xx	26.812%		Full Documentation	QC Complete	xx
xx	5VV0U4KVUFA	xx	xx	Michigan	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Reverification within 10 days is missing - EV R COMMENT: A copy of Verification of Employment is missing in the loan file. Resolved-Received xx VVOE document, updated scienna screen.					Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	7	$5,373.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.652%		Full Documentation	QC Complete	xx
xx	5WGR3Y45ERO	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed Higher-Price Mortgage Loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Charged: xx Allowed: xx Over by: xx				Appraisal is AS IS with 3 Comps Confidence Score - xx	NMLS down Note Not Recorded 1008 not brecorded	Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	29	$12,103.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.717%		Full Documentation	QC Complete	xx
xx	5YWIPDQKJGX	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged: 6.924% Allowed:5.830% overby:1.094%				Appraisal has provided xx comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	3	$11,195.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.801%		Full Documentation	QC Complete	xx
xx	5YXQO11YKA3	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z	*** (CURED) Credit report incomplete - EV R COMMENT: Credit report is missing for "xx". Received Credit report					Single Family	xx	xx	xx	Primary	Cash Out	xx	3.25	xx	8	$6,712.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.699%		Full Documentation	QC Complete	xx
xx	5ZCKRKYDR0O	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xxx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx % Allowed : xx % Overby : xx %				Verified with 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$7,673.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.950%		Full Documentation	QC Complete	xx
xx	5ZT4QXDBWXZ	xx	xx	Connecticut	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL    Charged8.777%     Allowed5.940%     Over By+2.837%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CT nonprime home loan test.

														CT Average Prime Offer Rate APR Threshold: YES Charged8.777% Allowed5.940% Over By+2.837%.				Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx	Appraisal Missing NMLS Down CU Score Not Found 1008 Missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.7	xx	21	$7,588.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.808%		Full Documentation	QC Complete	xx
xx	A1SNUSZ3UNC	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	8.08	$10,082.98	Mos Reviewed:24 Times 1X30:3 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.521%		Full Documentation	QC Complete	xx
xx	A1YFQGXDLYE	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The subject appears to be occupied . If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work. Instead, the appraiser should make an independent evaluation of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP	NMLS Site is Down. Respa Confirming Year is Automatically Taking xxx after giving the Application dates.	Single Family	xx	xx	xx	Primary	Cash Out	xx	1.17	xx	4.42	$4,630.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.024%		Full Documentation	QC Complete	xx
xx	A25PSCHWSZZ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	15	$21,178.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.745%		Full Documentation	QC Complete	xx
xx	A2BNCFKCLIW	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.092% Allowed: 6.280% Over by: +1.812%						Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	33	$12,209.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.809%		Full Documentation	QC Complete	xx
xx	A2OZCCLHAB4	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	26			$4,530.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.332%		Full Documentation	QC Complete	xx
xx	A4TYVYLPSN1	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	8	$7,382.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.892%		Full Documentation	QC Complete	xx
xx	AAE44HXT3G4	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: "Require complete AVM report for the subject property". Property condition inspection report is present .There is no AVM is Present in this loan file. *** (CURED) Missing Appraisal - EV R COMMENT: Require complete AVM report for the subject property" Received valuenet report for the property			Yes. Property condiiton inspection report is present .Changes made in scienna .There is no AVM is Present in this loan file. Exception added.		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	3.25	$15,450.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	17.694%		Full Documentation	QC Complete	xx
xx	ABOZ5X1ULSC	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						PUD	xx	xx	xx	Primary	Cash Out	xx	4.41			$16,393.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.562%		Full Documentation	QC Complete	xx
xx	AC0M3QFAPYV	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	16	$6,974.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.923%		Full Documentation	QC Complete	xx
xx	AC1BVJ5GLHK	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						High: $XXXXXX Low: $XXXXXX Confidence Score: H (XXXX)		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	26.75	$6,556.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.837%		Full Documentation	QC Complete	xx
xx	ACXDWTQ2M5A	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	17	$9,404.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.946%		Full Documentation	QC Complete	xx
xx	AD0FAUEEBVB	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged X.XXX% Allowed X.XXX% Overby +X.XXX%						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3.41	xx	16	$8,493.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.386%		Full Documentation	QC Complete	xx
xx	ADND5ANVS5I	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First payment letter is missing for subordinate lien . Provide supporting document for P&I payment amount for second lien which is necessary for DTI calculation. HELOC Agreement and Disclosure Statement available in file *** (CURED) Final Application Incomplete - EV R COMMENT: In Final application , P & I amount not mentioned in lender loan information page . Provide completed Final application. HELOC Agreement and Disclosure Statement available in file			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is onxxx. With the appraised value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	5.41	xx	20	$15,367.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.300%		Full Documentation	QC Complete	xx
xx	ADTZ5UL1QHG	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   Qualified Mortgage Safe Harbor Threshold: FAIL      Charged: 7.829%      Allowed: 5.870%     Over by: +1.959%

Not required to be reported as Safe Harbor is not applicable

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.829%      Allowed: 5.870%     Over by: +1.959%

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate Lock Disclosure signed by the Borrower(s) is missing from the file.
														Alternative documents present in the file, no further documentation is required				Appraisal has 4 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	4			$7,781.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.058%		Full Documentation	QC Complete	xx
xx	AEANXZSVZ0V	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA ABxxhigher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB xxHigher-Priced Mortgage Loan Test: FAIL Charged6.286% Allowed5.820% Over By+0.466%	*** (CURED) Credit report incomplete - EV R COMMENT: Provide a missing copy of credit report for borrower xx. 12/14/2021 - Credit report is provided and This condition was cleared			Appraisal with #3 comparable properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$8,083.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.801%		Full Documentation	QC Complete	xx
xx	AEDI5GIPW5U	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 9.782% Allowed 6.480% Over By +3.302%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry			Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	2.58	$5,285.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.010%		Full Documentation	QC Complete	xx
xx	AENC3IBNYG3	xx	xx	Mississippi	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL            Charged: 7.979%         Allowed: 6.030%           Over by: +1.949%

*** (OPEN) Income documentation does not meet guidelines - EV 1
														COMMENT: As per the Full Documentation we need all documents to verify Income . Pay stubs are missing in this file				Property Verified with 3 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	8	$15,272.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.337%		Full Documentation	QC Complete	xx
xx	AFEWTLAIJVQ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the qualified mortgage DTI threshold test.This loan has a qualified mortgage DTI of xx. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q. Qualified Mortgage DTI Threshold Test FAIL : Charged xx% Allowed xx Over by+xx				No significant repairs needed. No negative externalities observed. No positive externalities observed.	Recent mortgage Statement is missing in this file xx	PUD	xx	xx	xx	Primary	Cash Out	xx	5.25	xx	1.83	$16,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.610%		Full Documentation	QC Complete	xx
xx	AFIANKLNZFX	xx	xx	California	Non-QM/Compliant	2	2	2	1	1	No	No		*** (OPEN) Missing Required Disclosures - EV 2 COMMENT: All Required Disclosures such as Loan Estimates and Initial Closing Disclosures, Rate Lock Agreement are missing in the package to run a compliance. *** (OPEN) Missing Final 1003_Application - EV 1 COMMENT: As per Final 1003 subject property HOI amount is $XXX.XX as monthly but in HOI document its $XXX.XX as monthly.				Value Supported by X Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2.03	xx	16.08	$45,445.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.926%		Full Documentation	QC Complete	xx
xx	AG0VZBV4MKO	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Closing work sheet is missing					Single Family	xx	xx	xx	Primary	Cash Out	xx	11.42	xx	3.33	$14,143.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.445%		Full Documentation	QC Complete	xx
xx	AG2PUPIR5BY	xx	xx	Kansas	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.775% Allowed 5.730% Over by +1.045%				Appraisal done with 8 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.25	xx	25	$8,731.95	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	45.264%		Full Documentation	QC Complete	xx
xx	AGH1YWSE2RY	xx	xx	Washington	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 8.254% Allowed 6.530% Over by +1.724%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD missing Resolved : Provided Initial Closing Disclosure Updated. *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Initial CD missing Resolved : Provided Initial Closing Disclosure Updated.					PUD	xx	xx	xx	Primary	Cash Out	xx	1.58	xx	10	$8,612.41	Mos Reviewed:19 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.755%		Full Documentation	QC Complete	xx
xx	AGHVZ4HFWDD	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal document		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.83	xx	12.67	$10,736.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.545%		Full Documentation	QC Complete	xx
xx	AHEDMW4OSQN	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	10	$7,125.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.322%		Full Documentation	QC Complete	xx
xx	AHJJUIGW5KW	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Appraisal Value - EV 2
COMMENT:   The Desk Review Dated xx Reflects The Appraisal Value As $ xx, The AVM Dated xx Reflects The Appraised Value As $ xx  , There Is A Variance Of xx%

Full interior and exterior report is present in file, which is acceptable as per the guidelines, no further documentation is required

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%				Property Verified with 3 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	12	$14,625.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.427%		Full Documentation	QC Complete	xx
xx	AHV4LNLJJ4P	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						comparable sale -3		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	10	$19,157.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.167%		Full Documentation	QC Complete	xx
xx	AI5JKE3VORR	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test: FAIL Charged: 8.031% Allowed:
6.730% Over by: +1.301%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (xx, California Financial Code Division xxx (a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
CA AB 260 Higher-Priced Mortgage Loan Test: FAIL 8.031% 6.730% +1.301%

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: As per appraisal property was listed for sale last year.	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure Missing. Resolved initial CD received and condition cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	0.25	xx	16	$9,548.07	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.370%		Full Documentation	QC Complete	xx
xx	AIEXLMWVGRN	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Income worksheet and closing worksheet is missing in loan file xx : 1008 Transmittal summary is not required HELOC loans, hence condition was cleared			Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.25	xx	5	4166.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.989%		Full Documentation	QC Complete	xx
xx	AJ0SJD24JWY	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL charged xx allowed xx over by xx				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	13	$40,232.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.502%		Full Documentation	QC Complete	xx
xx	AJ3MMDTHKZC	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 3 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4		10	$30,041.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.309%		Full Documentation	QC Complete	xx
xx	AJLTZJIBNGD	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) Missing proof of hazard insurance - EV 1 COMMENT: Valid Hazard Insurance Policy is missing. Subject transaction is purchase second. Superior/Primary lien and subject second/purchase second closing is on **	*** (CURED) Application Missing - EV R
COMMENT:   Final application is missing in the loan file. Subject transaction is purchase second. Superior/Primary lien and subject second/purchase second closing is on **

xx - Final Application is provided for the subject Transaction which resolves the condition

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing Final Closing Disclosure dated **. Subject transaction is purchase second. Superior/Primary lien and subject second/purchase second closing is on **.

xx - Final CD provided which resolved the condition

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   A copy of the Mortgage/Deed of Trust is missing in the Loan Documents. Subject transaction is purchase second. Superior/Primary lien and subject second/purchase second closing is on **.

xx - Mortgage/Deed of Trust Document is provided for the subject Transaction which resolves the condition

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Original Note document is missing in the loan file. Subject transaction is purchase second. Superior/Primary lien and subject second/purchase second closing is on **

															** - Note document is provided for the subject Transaction which resolves the condition					Single Family	xx	xx	xx	Primary	Cash Out	xx	0.25	xx	31	$12,897.60	Mos Reviewed:19 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.036%		Full Documentation	QC Complete	xx
xx	AKBFANHEC5R	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %						Single Family	xx	xx	xx	Primary	Cash Out	xx	36			$5,137.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.690%		Full Documentation	QC Complete	xx
xx	AKUUL0503SC	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						The subject appears to be occupied . If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work. Instead, the appraiser should make an independent evaluation of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP.		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	8.58	$9,742.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:10 Verification Type:Credit Report	xx	42.557%		Full Documentation	QC Complete	xx
xx	ALJW4VAB2EA	xx	xx	Maryland	Non-QM/Compliant	3	1	1	1	1	No	No						Value supported by #xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.67	xx	6.92	$11,756.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.008%		Full Documentation	QC Complete	xx
xx	AM3LQCXZVOW	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.960% Allowed: 5.780% Over by: +2.180%	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: "We have Value net in the file no other appraisal is required"			Property Verified with 3 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$4,998.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.843%		Full Documentation	QC Complete	xx
xx	AMJN50KICWX	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: charged xx allowed xx over by xx						PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	23	$7,414.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.574%		Full Documentation	QC Complete	xx
xx	AN1US25NAX1	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged: xx     Allowed: xx    Over by:xx

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
														COMMENT: As per Appraisal " The Subject value exceeds the predominate value for the area, it is not considered over built as many other properties within this area also exceed this value"				Appraisal is AS IS with 4 Comps & Listing 2 Comps	NMLS Site down	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	22	$12,482.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.098%		Full Documentation	QC Complete	xx
xx	ANGRUGGH0QH	xx	xx	Kentucky	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	8	$5,266.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.955%		Full Documentation	QC Complete	xx
xx	AR4US315HKC	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Value Supported by xx Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.1	xx	4.58	$12,000.04	Mos Reviewed:24 Times 1X30:2 Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	16.927%		Full Documentation	QC Complete	xx
xx	ARFQZP1FH0R	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   Qualified Mortgage Safe Harbor Threshold FAIL   Charged 7.562%  Allowed  5.830%   Over by +1.732%

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   Compliance status is Moderate due to PA License Validation Test:

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test as The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

														License verified as of xx - xx Original Issue Date More : xx Status Date: xx Renewed Through More : xx				Appraisal has 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.03	xx	16	11865.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.867%		Full Documentation	QC Complete	xx
xx	ARGD4FVY4FU	xx	xx	Minnesota	Non-QM/Compliant	1	1	1	1	1	No	No						Value Support by 3 comparables.	I did not get any additional doc for bonus as updated in final 1003 & closing work sheet.	PUD	xx	xx	xx	Primary	Cash Out	xx	19	xx	24	$10,181.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.851%		Full Documentation	QC Complete	xx
xx	ARK4HFXQGCW	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal report supported with #5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	10	$19,166.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.271%		Full Documentation	QC Complete	xx
xx	ARLFQR0SJHN	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						High: xxx Low: xxxConfidence Score: xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	25	$2,712.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.890%		Full Documentation	QC Complete	xx
xx	ARP2A4KHU15	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 10.434% Allowed: 6.220% Over by: +4.214%				Appraisal report is supported by #4comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	40	xx	15	$6,411.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.663%		Full Documentation	QC Complete	xx
xx	ASDDMHFARZC	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged 6.557% Allowed 5.860% Over By+0.697%				Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	32	xx	3	$14,853.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.622%		Full Documentation	QC Complete	xx
xx	ASJ21TA53LG	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Verified With 4 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	0.06	xx	4	$11,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.602%		Full Documentation	QC Complete	xx
xx	ASKM4CDAL3C	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing legal documents for senior or XXXXXX - EV R COMMENT: XXXXXX Income Calculation Worksheet Missing In the Box			Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XXXXXX on XXXXXX. With the appraised value $XXXXXX.00		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	8	$13,228.49	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.353%		Full Documentation	QC Complete	xx
xx	ASWGTP1MLEQ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx				Appraisal is AS IS with 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	15	$19,752.49	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.368%		Full Documentation	QC Complete	xx
xx	ASZFSPPNGLP	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL:Charged:10.772% Allowed:5.850% Over By:+4.922%				Verified with xx comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	15	$7,916.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.448%		Full Documentation	QC Complete	xx
xx	ATL1ZRUR1XA	xx	xx	Minnesota	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-priced mortgage loan test: Fail Charged: 6.611% Allowed: 6.510% over by: +0.101%				Appraisal value supported by 3 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	7	$8,953.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.290%		Full Documentation	QC Complete	xx
xx	ATXL2DLX4B2	xx	xx	Michigan	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over by : xx	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: "TRID Violation due to a fee increase on PCCD dated xx. LE dated xx reflects a Title Doc Preparation Fee at $xx, however, PCCD dated xx reflects the Title Doc Preparation Fee at $xx. TRID fee violation for xx due to fee increase greater than a xx increase in “creditor's provider fees”." Required valid COC and Cost to Cure. Resolved : xx - Quit claim deed was required to change customers name on title, It's requested by customer. The initial CD dated xx is disclosed to borrower with Deed Preparation Fee.			Property Verified with 3 comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	5	$10,549.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	18.191%		Full Documentation	QC Complete	xx
xx	AUI41COI04E	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Exception resolved due to correct data entry *** (CURED) Mortgage missing / unexecuted - EV R COMMENT: Mortgage/Deed doc missing. 12/14/2021 - Mortgage/Deed of Trust document is provided and this condition was cleared *** (CURED) Note is missing or unexecuted - EV R COMMENT: Exception resolved due to correct data entry			Value supported by 7 comparables.	Credit report details updated as per credit report summary table. Note doc not signed by borrower so not consider.	Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	32	$20,440.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.685%		Full Documentation	QC Complete	xx
xx	AVSCYVSIGQN	xx	xx	Louisiana	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	1.5	$2,128.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.779%		Full Documentation	QC Complete	xx
xx	AVXQPTFIZ2V	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL charged xx allowed xx over by xx				Appraisal is AS IS with 3 comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	11	$11,581.93	Mos Reviewed:24 Times 1X30:8 Times 1X60:1 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.551%		Full Documentation	QC Complete	xx
xx	AW0DS5XD3MW	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No						Property Verified with 10 Comparables. xxxLow Value, xxx7High Value, High Confidence 95% FSD xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx		$10,458.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.829%		Alternative	QC Complete	xx
xx	AWKBDGM2K2I	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined inRegulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL : Charged :8.422%Allowed: 6.540% Over by:+1.882%				As per appraisal as is , Comparable #4.	MI Certificate Missing	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	0.92	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.833%		Full Documentation	QC Complete	xx
xx	AX40VSKU1AT	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : 7.587% Allowed : 6.540% Overby : +1.047%				Appraisal Contains 4 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	4	$8,370.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.216%		Full Documentation	QC Complete	xx
xx	AYM15VURZDD	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.968% Allowed: 5.730% Over by: +1.238%					Pay stub income , Full Documentation , Asset not verified and not applied in Scienna.	PUD	xx	xx	xx	Primary	Cash Out	xx	25	xx	9.51	$5,026.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.723%		Full Documentation	QC Complete	xx
xx	AZLUFQMNBFE	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 8.930% Allowed : 5.820% Over By : +3.110%	*** (CURED) Hazard Insurance - EV R COMMENT: Hazard Insurance With The Lender Name Is Missing In The File. Not required as per the client			The Appraiser Has Provided 3 Comaparbales To Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	26	xx	10	$6,877.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.617%		Full Documentation	QC Complete	xx
xx	B0JKCDJKSTG	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	6		7	$10,041.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.244%		Full Documentation	QC Complete	xx
xx	B1D41SWGQC5	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by X comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	17	$7,833.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.204%		Full Documentation	QC Complete	xx
xx	B1HEYMIA0GM	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM Loan

This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged xx allowed xx over by xx				Verified with 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	2	$2,834.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.800%		Full Documentation	QC Complete	xx
xx	B1MHHNTXO4I	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 10.271% allowed 6.450% over by +3.821%				The subject property is a 4 year old, two story single family dwelling with XX of living area, 6 bedrooms, 4.1 baths, 3 car garage, on a XX lot in overall C2 condition and Q3 quality of construction.		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	2.83	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.440%		Full Documentation	QC Complete	xx
xx	B2LR1XNRA43	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	15	$18,584.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.826%		Full Documentation	QC Complete	xx
xx	B2MR1BNAXHO	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided x comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	2	$4,940.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.110%		Full Documentation	QC Complete	xx
xx	B3BI4N4ZW21	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: 7.619% Allowed:7.190% over by: +0.429%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test.

														PA License Valid as per NMLS Web site . In the state of PA, lender is licensed under state ID# 57163. as a 1464945 per NMLS web site.				Appraisal value supported by 3 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.58	xx	5.42	$9,236.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.467%		Full Documentation	QC Complete	xx
xx	B3SVXYREIJN	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Property listed for sale in past 12 months - EV R COMMENT: IN appraisal document we have sale in past xx months As per appraisal report property is not listed for sale in past xx Months			Appraisal valued as i 5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.75	xx	2.91	$12,686.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.495%		Full Documentation	QC Complete	xx
xx	B5MG1ZBZ5OT	xx	xx	Mississippi	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged xx Allowed xx Overby xx				Appraisal is AS IS with xx Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	2	$13,052.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.939%		Full Documentation	QC Complete	xx
xx	B5QYN3YDI1M	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value is Supported by 5 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	0.83	$14,833.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.094%		Full Documentation	QC Complete	xx
xx	B5YMHE15YVI	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) State License Validation Test Fail - EV 2
COMMENT:   This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

														PA State License - PA license is validated per NMLS site						Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	6	$10,997.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.285%		Full Documentation	QC Complete	xx
xx	BALDULDAXOL	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 5 comparable with different market based value properties		PUD	xx	xx	xx	Primary	Cash Out	xx	2.08	xx	10	$3,056.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.948%		Full Documentation	QC Complete	xx
xx	BAN340WBRVW	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: In this loan package income worksheet and Closing worksheet is not available.			Verified through 7 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	14.41	$17,275.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.453%		Full Documentation	QC Complete	xx
xx	BAXAOJL2M1Z	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	10	$11,417.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.428%		Full Documentation	QC Complete	xx
xx	BBT23EIGYJU	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Supports 5 Comp's.		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	2.16	$13,916.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.226%		Full Documentation	QC Complete	xx
xx	BC3Q0ZVYPRQ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Provide a missing copy of SSR report for the loan file. xx - SSR report is not required for HELOC loans and this condition was cleared			Appraisal with #6 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	20	$7,869.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.949%		Full Documentation	QC Complete	xx
xx	BCJCPDUI5QR	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	15	$15,020.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.079%		Full Documentation	QC Complete	xx
xx	BDQJDZSI04H	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.376% Allowed 6.430% Over by +1.946%				The subject appears to be occupied. If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work. Instead, the appraiser should make an independent evaluation of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP.	Missing Mortgage document for the Sub. Lien	Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	12	$6,565.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.198%		Full Documentation	QC Complete	xx
xx	BGJMBTSCCXL	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR §xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx						PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	10.58	$7,807.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.647%		Full Documentation	QC Complete	xx
xx	BGTIDV4D1XY	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL: charged 9.835% allowed 6.490% over by+3.345%						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5.72	xx	5.48	$11,748.20	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	37.923%		Full Documentation	QC Complete	xx
xx	BIVUKNU0XWG	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: Need Full Appraisal Report (1004) Received full appraisal report					Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	17	$9,000.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.954%		Full Documentation	QC Complete	xx
xx	BJPFDQR3BJS	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.383%      Allowed: 6.640%     Over by: +1.743%.

*** (OPEN) Appraiser License Missing - EV 1
														COMMENT: We have value net appraisal in this file no appraisal required				Value is supported by 5 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2	$5,905.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.979%		Full Documentation	QC Complete	xx
xx	BJZ0HJKLUOJ	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.185% Allowed: 5.840% Over by: +2.345%				Appraisal has 5 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	20	$6,250.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.636%		Full Documentation	QC Complete	xx
xx	BJZX01NY0QC	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 7.748% Allowed 6.540% over by +1.208%	*** (CURED) Right of Rescission missing or unexecuted - EV R COMMENT: Right of rescission missing. Received ROR			Appraisal Supports 5 Comp's.	Riht to cancel document is missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	23	$17,965.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.955%		Full Documentation	QC Complete	xx
xx	BL5UMCF3IO4	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First Payment letter missing, required to verify P&I. HELOC Agreement and Disclosure Statement available in file			Apprisal has provided #6 comps to support the openion of value. Appraisal has ticked on as is on xx, with the appraised value xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	18	$18,434.94	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.164%		Full Documentation	QC Complete	xx
xx	BLDHJV1DIV0	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx . With the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.66	xx	10.92	$15,187.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.470%		Full Documentation	QC Complete	xx
xx	BMJ2YR3PO5N	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: The loan package does not contain xx income calculation worksheet and closing worksheet please provide the required documents Received Income worksheet			Appraisal is AS IS with 3 comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	30		0	$4,915.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.952%		Full Documentation	QC Complete	xx
xx	BNAMO10VQL1	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher - priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.780% Allowed: 6.500% Over by: +1.280%	*** (CURED) Missing Required Disclosures - EV R COMMENT: Final Closing Disclosure is missing in the loan package. Not Resolved : 12/15/2021 - Received Final closing disclosure is incorrect. xx - Final CD.pdf Resolved : Provided Final Closing Disclosure Updated. *** (CURED) Application Missing - EV R COMMENT: Missing Final 1003 of Borrowers xx) 01/11/2022 : Received Final1003 application hence condition resolved.			Appraisal done with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2.75	xx	16	$13,854.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.535%		Full Documentation	QC Complete	xx
xx	BO4ZF25LT3P	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: ComplianceEase Risk Indicator is "Elevated" because, the loan failed Higher-Priced Mortgage Loan test and MD COMAR Higher-Priced Mortgage Loan Test.				Appraisal has xx Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	15	$10,601.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.389%		Full Documentation	QC Complete	xx
xx	BO5IY0RLWPA	xx	xx	Arkansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   The loan failed for high price mortgage test due to this the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan: Fail Loan Data: 8.140% Comparison Data:5.810% Variance:+2.330%.	*** (CURED) ComplianceEase TILA Test Failed - EV R COMMENT: The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx			Appraisal supprot by 3 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2.08	$12,685.94	Mos Reviewed:24 Times 1X30:2 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.552%		Full Documentation	QC Complete	xx
xx	BOCGUCNX2B1	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with X comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.42	xx	18	$22,316.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	17.084%		Full Documentation	QC Complete	xx
xx	BOEW1PWYE1O	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. APR value given - xx. APR threshold - xx. Difference - xx	*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Hazard Insurance policy was missing from the loan file. Resolved : Provided Insurance Document Updated.			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	5	$6,650.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.843%		Full Documentation	QC Complete	xx
xx	BPGDMZS0WKW	xx	xx	New Jersey	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: charged: xx allowed: xx over by:xx	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry			Appraisal is 'as is' with xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	20			$8,517.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.271%		Full Documentation	QC Complete	xx
xx	BPP2DU2FPW1	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:9.258% Allowed: 5.850% Over by: +3.408%				Appraisal Has Provided 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	15	xx	14	$5,973.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.751%		Full Documentation	QC Complete	xx
xx	BPVRFWBLJ2M	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 7.551% Allowed : 5.810% Over by : +1.741%				xx comparable Property		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	35	$9,461.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.266%		Full Documentation	QC Complete	xx
xx	BRKTTF0QRYF	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	23	$12,509.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.367%		Full Documentation	QC Complete	xx
xx	BT5FMWKPCNE	xx	xx	Michigan	Non-QM/Compliant	1	1	1	1	1	No	No						Standard PCI - Property Condition Inspection is present along with the AVM		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.75	xx	19	$9,650.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.590%		Full Documentation	QC Complete	xx
xx	BTL02C4ZQUW	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.319% Allowed: 6.570% Over by: +1.749%				Verified with 7 comparables		PUD	xx	xx	xx	Primary	Purchase	xx	2	xx	5	$7,171.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.950%	Yes	Full Documentation	QC Complete	xx
xx	BTLRI4CWPHU	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%				Property Verified with X Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	12	$7,900.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.059%		Full Documentation	QC Complete	xx
xx	BUJJLRWKWCK	xx	xx	Texas	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Since Initial Closing Disclosure Delivery Test Failed, Risk Indicator is Elevated.	*** (CURED) Missing legal documents for senior or subordinate lien - EV R COMMENT: Senior lien Note document is missing. Senior lien is verified with the Mortgage statement and title documents, no further documents are required			Verified with 4 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	37	$8,297.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.286%		Full Documentation	QC Complete	xx
xx	BXTXPVMRAHK	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Automated Appraisal Review Missing - EV 1 COMMENT: We have value net appraisal in the file no need additional appraisal	*** (CURED) Missing Required State Disclosures - EV R COMMENT: Income worksheet and closing worksheet missing XX - Income Worksheet received					Single Family	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	15.5	$5,483.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.263%		Full Documentation	QC Complete	xx
xx	BY3H42CG3PK	xx	xx	Minnesota	Non-QM/Compliant	3	1	1	1	1	No	No	*** (OPEN) Property zoned rural and contains more than 10 acres - EV 1 COMMENT: Appraisal doc showing as rural area, xx.xx ac.	*** (CURED) The COC is missing - EV R
COMMENT:   TRID Violation due to a fee increase on Final CD date xx.  Initial LE dated xx  reflects a discount Points at $720.0, however Final CD dated  xx1 reflects the  discount Points at $xx This is a fee increase of $xx  for a Non-Shoppable Fee which exceeds the 0% tolerance. valid COC required.

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to §xx ( e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $xx 00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §xx (e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under XX (e)(1)(i).

															" Resolved : As per Lender Response 5/18 rate was reduced, discount points ($960) were added as a result. ICD sent on 5/20 disclosed this change. Valid COC."				NMLS Web site is not worked so updated Lender License, Originator NMLS Match, Originator NMLS License Status Date, Originator NMLS License Issue Date as Alt+U	Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	13	$6,672.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	40.688%		Full Documentation	QC Complete	xx
xx	BYAWPJS4QDI	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 8.615% Allowed : 6.480% Over by : +2.135%				comparable with market value based properties		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	26	$13,251.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.310%		Full Documentation	QC Complete	xx
xx	BYLPA5T4EDV	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	12	$4,846.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.895%		Full Documentation	QC Complete	xx
xx	BZC4T2MGNS5	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No						Appraisal Has Provided 6 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.53	xx	2.17	$17,483.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.957%		Full Documentation	QC Complete	xx
xx	BZDTJY2OKYL	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Contains 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	14	$9,842.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.667%		Full Documentation	QC Complete	xx
xx	BZLNSAQYSYZ	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:9.045% Allowed:5.820% Over by:+3.225%				Value supported by #3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.16	xx	16	$9,475.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.301%		Full Documentation	QC Complete	xx
xx	C03S4LLNBVP	xx	xx	North Carolina	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged 7.978% Allowed 6.520% Over By+1.458%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net form present in the file			Appraisal is AS IS with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.6	xx	8	$4,752.32	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.502%		Full Documentation	QC Complete	xx
xx	C14IKDJATUD	xx	xx	New Hampshire	Non-QM/Compliant	1	1	1	1	1	No	No						Value is supported by 4 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	8.08	xx	12.75	$16,834.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.296%		Full Documentation	QC Complete	xx
xx	C1A33XTMEL5	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 6.817% Allowed 5.900% Over by +0.917%						PUD	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	15	$5,579.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.213%		Full Documentation	QC Complete	xx
xx	C1NWXTXDTHD	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the Higher-Priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.399% Allowed: 6.530% Over by: +1.869%				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	7	$9,081.99	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.808%		Full Documentation	QC Complete	xx
xx	C1TB044BEWH	xx	xx	New Jersey	Non-QM/Compliant	4	1	1	1	1	No	No						Value supported by #3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	4	$7,041.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.355%		Full Documentation	QC Complete	xx
xx	C2B4CYIDUQN	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Standalone second lien and available appraisal document is desk review xx net form is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	2.25	xx	25	$9,581.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.135%		Full Documentation	QC Complete	xx
xx	C2IQVEMFPHG	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value Yes the comparables sales were adequately selected, analyzed and accurately presented.		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	8	$22,472.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.555%		Full Documentation	QC Complete	xx
xx	C2Z3TX1YET3	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: the loan amount is less than xx "Required Drive by Appraisal or full appraisal Report" Valuenet form is present in the file					Single Family	xx	xx	xx	Investor	Cash Out	xx	7.5	xx	12.25	$15,849.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.833%		Full Documentation	QC Complete	xx
xx	C32IRIZWZ2B	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	15.25	$8,653.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.650%		Full Documentation	QC Complete	xx
xx	C4DAIVFWPQP	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.
This loan does not qualify for a safe harbor. The loan has an APR of xx. The APR threshold to qualify for a safe harbor is xx.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section. Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction.

														Qualified Mortgage Safe Harbor Threshold FAIL Charged 8.382% 5.890% +2.492%				Appraisal Contains xx Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	4	$8,462.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.531%		Full Documentation	QC Complete	xx
xx	C4TTY0W0A3D	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						AS IS with 3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	13	$16,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.880%		Full Documentation	QC Complete	xx
xx	C4X1VDEKIMK	xx	xx	Virginia	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.961% Allowed: 6.490% Over by: +1.471%	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(be)(3)(ai))The loan contains charges that exceed the good faith determination according to §1026.19(be)(3)(ai).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.33.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(be) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(be)(1)(ai).  Charged: 0.33%   Allowed : 0.00%   Overbuy : +0.33%

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the prohibited fees test.The loan failed the prohibited fees test due to one of the following findings:The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §6.2.326(2))The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code §6.2.328)

															Resolved : Received lender response from lender					PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	16	$3,586.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.030%		Full Documentation	QC Complete	xx
xx	C5L0VSK1W3D	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	5.25	$14,891.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.869%		Full Documentation	QC Complete	xx
xx	C5OM0LE3I3F	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value suportd by 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.58	xx	7.41	$9,586.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.452%		Full Documentation	QC Complete	xx
xx	CAV3JJZVIBD	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	20	$15,053.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.786%		Full Documentation	QC Complete	xx
xx	CB23DQPDLYA	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged 7.455% 6.540% +0.915%						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2	xx	3.5	$6,333.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	43.401%		Full Documentation	QC Complete	xx
xx	CB5N3I3CKN4	xx	xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Appraisal report is missing in the loan file. xx- Additional valuation is not required for HELOC loan and this condition was cleared *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Provide an appraisal with an interior and exterior property inspection supporting a value of xxx is required. Value net form is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	18		2	$9,932.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.835%		Full Documentation	QC Complete	xx
xx	CBEN442QT1L	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test: FAIL Charged : 8.211% Allowed : 6.030% Over by : +2.181%				Appraisal has xx Comprable		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	22	$3,735.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.672%		Full Documentation	QC Complete	xx
xx	CBW1OACSESC	xx	xx	Wisconsin	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Appraisal Value - EV 2
COMMENT:   Provide CDA or similar document as value on AVM $ xx  exceeds the value on Appraisal $ xx  by more than xx % ( xx  ) on negative side.
We have full interior/Exterior appraisal report present in the file, no further documentation is required

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met Higher-Priced Mortgage Loan Test FAIL : Charged xx % Allowed xx % Over by xx %				Appraisal has #6 comp to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.17	xx	6.48	$7,727.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.338%		Full Documentation	QC Complete	xx
xx	CC5IWFWKWFV	xx	xx	Wisconsin	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	8.5	xx	13	$13,431.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.823%		Full Documentation	QC Complete	xx
xx	CCHOK0NWLTK	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: In the loan package does not contain Spring EQ income calculation worksheet and Closing work sheet please provide the required documents			Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	7	13000	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.239%		Full Documentation	QC Complete	xx
xx	CCJP4ZFTNGO	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged 10.417%  allowed 5.700%  over by +4.717%

*** (OPEN) Automated Appraisal Review Missing - EV 1
														COMMENT: Value net is provided in file.so no need secondary valuation				Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value $xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	30	$8,488.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.180%		Full Documentation	QC Complete	xx
xx	CCUKTFDN5TA	xx	xx	South Carolina	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Missing or error on the Rate Lock Document - EV 1 COMMENT: Rate Lock agreement missing in tha package. Rate lock agreement is not required for the HELOC loans, Rate lock date is considered from the alternative document present in the file, no further documentation is required.	*** (CURED) First Payment letter missing - EV R COMMENT: Need 1st payment letter for subject property, loan amount xx xx : This is HELOC loan , HELOC Agreement and Disclosure Statement available in file			Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is onxx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$12,107.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.408%		Full Documentation	QC Complete	xx
xx	CCZQJFRPDHU	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	15		15	$12,188.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.021%		Full Documentation	QC Complete	xx
xx	CEBVVRLWINL	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	8	$5,416.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.957%		Full Documentation	QC Complete	xx
xx	CEU0QQRQFSW	xx	xx	Wisconsin	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%				Appraisal has provided Xcomps to support the opinion of value Appraised has ticked on XXXXXX with Appraised value of $XXXXXX		Single Family	xx	xx	xx	Primary	Cash Out	xx	8.91	xx	17.91	$15,416.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.551%		Full Documentation	QC Complete	xx
xx	CF0QD5N4BXF	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 9.196% allowed 5.930% over by +3.266%				Appraisal has 3 comparable with different market based value properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	15	$11,272.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.170%		Full Documentation	QC Complete	xx
xx	CG3Q4VM4DQO	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: TRID tolerance test incomplete due to Initial Closing Disclosure is missing in file. Resolved : xx Resolve Initial CD Uploaded in Box.					PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$16,633.42	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.111%		Full Documentation	QC Complete	xx
xx	CGLRWA4KPNT	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: The loan package does not contain xxx income calculation worksheet and closing worksheet please provide the required documents 1008 not required on 2nd lien					PUD	xx	xx	xx	Primary	Cash Out	xx	13	xx	6	$8,682.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:1 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.735%		Full Documentation	QC Complete	xx
xx	CGQR41VCWOU	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	8		12	$6,947.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.480%		Full Documentation	QC Complete	xx
xx	CHZFMF3US0I	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$4,315.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.089%		Full Documentation	QC Complete	xx
xx	CI2PUSOSV5D	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL             Charged : xx          Allowed : xx           Over by : xx

*** (OPEN) Higher Price Mortgage Loan - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL            Charged : xx             Allowed : xx               Over by : xx

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: Property listed for sale in past 12 months				verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	1.5	$13,090.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.060%		Full Documentation	QC Complete	xx
xx	CIO0WA3YUF3	xx	xx	Michigan	Non-QM/Compliant	3	1	1	1	1	No	No						Value Net appraisal, Effective date of appraisal: ** & MARKET VALUE OPINION: $** with 3 compareable		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	15	$9,383.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.342%		Full Documentation	QC Complete	xx
xx	CIUDOKOXBFX	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
														COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed:xx Over by: xx	*** (CURED) First Payment letter missing - EV R COMMENT: Please provide a copy of first payment letter to verify the correct P&I of second lien.			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	8.05	xx	17	$13,392.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.491%		Full Documentation	QC Complete	xx
xx	CKND2MOWDA1	xx	xx	Alabama	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry			Verified through 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1			$7,869.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.351%		Full Documentation	QC Complete	xx
xx	CLLNFMQDDDZ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged 8.584% Allowed 6.640% Overby +1.944%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.83			$4,548.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.399%		Full Documentation	QC Complete	xx
xx	CN5VETCTGLJ	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	2.67	$7,739.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.587%		Full Documentation	QC Complete	xx
xx	CNKUOLLRNL4	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL:Charged: xx Allowed:xx0% Over by:+xx				Appraisal with #3 comparable properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	35	xx		$2,631.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.131%		Full Documentation	QC Complete	xx
xx	COKZKIJA4JN	xx	xx	Ohio	Non-QM/Compliant	2	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Higher-Priced Mortgage Loan Test FAIL:
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

 Allowed:7.932%   Charged :  5.870%   Overby :  +2.062%

*** (OPEN) Hazard Insurance - EV 2
														COMMENT: Hazard insurance expired on 7/20/2021 and closing date xx				Appraisal is AS IS with 3 comparable properties.	1.Initial Escrow Disc is Missing on PDF.	Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	35	$5,044.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.367%		Full Documentation	QC Complete	xx
xx	COX4QP4M3PC	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL : Charged 8.427% Allowed 5.910% Over by +2.517%	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Exception resolved due to correct data entry			Appraisal Has Provided xx Comparable.no CU score available, Missing 2ndary valuation. requesting for the same.		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	12	$10,550.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.201%		Full Documentation	QC Complete	xx
xx	CPNPVNXHUXG	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal supports by 3 Comp.	NMLS Consumer site is down so did not updated Originator NMLS status and issue date in compliance ease/Qm screen . Selected UA for that field .	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.92	xx	6	$10,590.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.040%		Full Documentation	QC Complete	xx
xx	CQHD0O3TOLE	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.079% Allowed: 6.320% Over by: +1.759%.				Appraisal report supported with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	21	$5,924.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.915%		Full Documentation	QC Complete	xx
xx	CR5OYPBC25X	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 6.944% Allowed 6.510% Over by +0.434%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the packages. Resolved : Provided Initial Closing Disclosure Updated.			Appraisal Has Provided 3 Comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1.58	xx	16.16	$7,970.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.282%		Full Documentation	QC Complete	xx
xx	CRADUPNCRAL	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged 8.589% Allowed 6.430% Overby +2.159%				C4 Kitchen; updated six to ten years ago; bathrooms-updated-six to ten years ago; most building components have been repaired.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0	xx	11.5	$14,591.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.923%		Full Documentation	QC Complete	xx
xx	CRJFBFLXHH3	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No						Verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	3.67	$17,125.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.316%		Full Documentation	QC Complete	xx
xx	CRRUBSDODDK	xx	xx	Colorado	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   ROR is Missing in the Package.

														xx-Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.	*** (CURED) Note is missing or unexecuted - EV R COMMENT: Note Document missing in file. xx: Note document provided for first lien. Need NOTE document for second lien. Hence condition not cleared remains same. *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Exception resolved due to correct data entry					PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	20	$10,678.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.054%		Full Documentation	QC Complete	xx
xx	CRVERSSWJZN	xx	xx	Ohio	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Margin greater than minimum rate - EV 1 COMMENT: Minimum rate is 4% and margin is 5.25%. Subject loan interest rate is 8.5%. Rates updated as per the HELOC documents, no further documentation is required				Appraisal Has Provided 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	4.06	$11,431.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.047%		Full Documentation	QC Complete	xx
xx	CS0TPQAVGXQ	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 5.870% Allowed 5.700% Over By +0.170%				Appraisal has provided 4 comps to support the opinion of value Appraised has ticked on xxx with Appraised value of xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	23	$8,561.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.954%		Full Documentation	QC Complete	xx
xx	CS1MNFBM1BD	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged 6.627% Allowed 6.490% Overby +0.137%				Appraisal has 3 Comparables..	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	7.48	xx	10.58	$45,627.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.892%		Full Documentation	QC Complete	xx
xx	CSLXYEF4E1K	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						NO		PUD	xx	xx	xx	Primary	Cash Out	xx	3.33	xx	1.25	$11,024.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.092%		Full Documentation	QC Complete	xx
xx	CSRLCENCOQW	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over By xx				Appraisal with #5 comparable properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	13	$4,683.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.698%		Full Documentation	QC Complete	xx
xx	CURDEGQDQQ1	xx	xx	Michigan	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 3 Comparables.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2.3	xx	9	$11,219.84	Mos Reviewed:24 Times 1X30:6 Times 1X60:2 Times 1X90:2 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.628%		Full Documentation	QC Complete	xx
xx	CV35CR20WGY	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R COMMENT: ComplianceEase failed due to Risk Indicator is Elevated Resolved xxx :- Provided Revised CD Considered as COC for Appraisal fee added on Initial CD. *** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial closing disclosure document is missing xxx - Initial closing disclosure is provided and This condition was cleared			Appraisal does not have value, Comps etc		PUD	xx	xx	xx	Primary	Cash Out	xx	16	xx	14.06	$11,193.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.604%		Full Documentation	QC Complete	xx
xx	CVDOPRRH2O2	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx

This loan failed the higher-priced mortgage loan test. ( xx CFR § xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	0.97	xx	11	$15,918.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.700%		Full Documentation	QC Complete	xx
xx	CVGEMSNGENO	xx	xx	Ohio	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL Charged 6.593% 6.530% +0.063%	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Provide verbal VOE for borrower xx from the employer xx dated within 10 business days of closing. Xxx :VVOE received.Condition resolved					Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	12	$12,881.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.896%	No	Full Documentation	QC Complete	xx
xx	CVKUQDXLVVY	xx	xx	Pennsylvania	Non-QM/Compliant	2	1	1	1	1	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania License prohibited fees test.
A search of NMLS Consumer Access on XXXXXX shows the originator has a Residential Mortgage Lender License.

PA License Valid as per NMLS Web site .  In the state of PA, lender is licensed under state ID# XXXXXX. as a XXXXXX per NMLS web site.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the Pennsylvania License prohibited fees test.
 A search of NMLS Consumer Access on XXXXXX shows the originator has a Residential Mortgage Lender License.

														****Duplicate Finding****				Appraisal value supported by X comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	10		0.25		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.757%		Full Documentation	QC Complete	xx
xx	CVVNB1PASIF	xx	xx	Delaware	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM loan.
Charged: xx %         Allowed: xx %           Over by: xx %

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %						Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	13	$8,148.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.808%		Full Documentation	QC Complete	xx
xx	CVYLFTCME5R	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.981% Allowed: 5.920% Over by: +2.061%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	4	$6,905.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.220%		Full Documentation	QC Complete	xx
xx	CW30IGBYYOQ	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged xx allowed xx over by xx

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   PA License Validation Test fail.  Loan originator jeffery lewis with NMLS ID xx is not licensed for PA state as per NMLS web site.
														License issue and status is validated via NMLS Site						PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	7.05	$8,065.72	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	37.325%		Full Documentation	QC Complete	xx
xx	CW4EYDR0HPY	xx	xx	Florida	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 9.323% Allowed: 5.860% Over by: +3.463%				Appraisal has 3 comparable with different market based value properties		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	9	$8,840.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.985%		Full Documentation	QC Complete	xx
xx	CXLFBPI1ULZ	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged:9.009% Allowed: 6.530% Over by: +2.479%				Value Supported by 4 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	25	$2,072.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.676%		Full Documentation	QC Complete	xx
xx	CXNNS5LBYSI	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 8.563% Allowed 6.410% Over By+2.153%				Appraisal valued as is 4 comparbles		PUD	xx	xx	xx	Primary	Cash Out	xx	0.58			$11,042.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.596%		Full Documentation	QC Complete	xx
xx	CXVTRJFL31E	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.188% Allowed: 5.770% Over by: +1.418%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3.42	xx	8	$7,453.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.412%		Full Documentation	QC Complete	xx
xx	CZC3GV0VIOD	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Charged: X.XXX% Allowed: X.XXX% Over by: +X.XXX%				Vlaue supported by #X comparable	NMLS Site is not worked so updated Lender License as per FCD Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	20	$7,284.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.136%		Full Documentation	QC Complete	xx
xx	CZLSFHICPCR	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Appraisal dated after closing - EV 1 COMMENT: Received AVM, which is acceptable as per the guidelines, no further documentation is required	*** (CURED) Missing Final 1003_Application - EV R COMMENT: Final 1003 document is missing in Loan file. XXXXXX: Final 1003 document Received hence condition resolved. *** (CURED) Missing Appraisal - EV R COMMENT: AVM & Desk Review appraisal missing in Loan file. XXXXXX- Additional valuation is not required for HELOC loan and this condition was cleared			XXX is also available		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	13.16	$7,764.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.878%		Alternative	QC Complete	xx
xx	CZVINDRGCTW	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: Allowed:6.280% Charged : 7.200% Overby : +0.920%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net form present in the file			Appraisal is AS IS with xx comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.83			$6,611.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.100%		Full Documentation	QC Complete	xx
xx	D0DV0MJWSCM	xx	xx	Oregon	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.638% Allowed 6.500% Over by +2.138%				Verified through 4 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	8	$7,473.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.893%		Full Documentation	QC Complete	xx
xx	D0ORR2JK1SX	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed:xx Over by: xx				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	17	$5,173.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.424%		Full Documentation	QC Complete	xx
xx	D1MQM50Q005	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 10.400% Allowed: 6.520% Over by: +3.880%	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR xx(h) , transferred from 12 CFR xx(h) )The finance charge is xx. The disclosed finance charge of xxis not considered accurate for purposes of rescission because it is understated by more than xx.

Resolved : 1/27/2021 Received responce frm Lender

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR xx(h) , transferred from 12 CFRxx(h) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx

Resolved : 1/27/2021 Received responce frm Lender

*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial CD Missing.

															Resolved : 1/27/2021 Received responce frm Lender					Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	3.42	$4,000.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.778%		Full Documentation	QC Complete	xx
xx	D1MZKZXJGD1	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	15	$10,362.73	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.001%		Full Documentation	QC Complete	xx
xx	D1ZGYVS2FV4	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No						Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.33	xx	14	$6,717.22	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.021%		Full Documentation	QC Complete	xx
xx	D2CZVL5ZFFT	xx	xx	California	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test: FAIL Charged: 6.825% Allowed:
														5.780% Over by: +1.045%	*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Provide Verbal Verfication of employment from the current employer for borrrower and coborrower as the same is missing in file. XX - Resolved-Received XX VVOE document, updated scienna screen.					Single Family	xx	xx	xx	Primary	Cash Out	xx	2		1	$8,167.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.028%		Full Documentation	QC Complete	xx
xx	D2H0XEROPYO	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Missing or error on the Rate Lock Document - EV 1 COMMENT: Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer. Alternative document (LE) is present in the file, no further documentation is required				appraisal report is supported with #3 com parables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	8	$11,730.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.583%		Full Documentation	QC Complete	xx
xx	D2XK5Q4BD2M	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: Compliance result is Moderate due to Late Fees Test Fail. *** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: Note reflects a late Charge of 5% of P&I. Note does not contain a rider for the Late Charge. Late Fees Test FAIL : Charged:5.000% Allowed : 4.676% over by:+0.324%						PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	31	$7,485.67	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	36.800%		Full Documentation	QC Complete	xx
xx	D30T3ILPNLM	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL            Charged:9.373%         Allowed: 6.510%           Over by: +2.863%

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate Lock Agreement is missing.

														Alternative documents available in the file, no further documentation is required				Appraisal has 3 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	40	$6,659.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.963%		Full Documentation	QC Complete	xx
xx	D3HBSENXDEX	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.479% allowed 6.570% over by+1.909%				Value supported with #5 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	6	$492.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.469%		Full Documentation	QC Complete	xx
xx	D4M1BDG2RF2	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	13	$5,974.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.605%		Full Documentation	QC Complete	xx
xx	D4RSVL341CU	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Higher Price Mortgage Loan - EV 2
COMMENT:   This loan failed the CA AB xx higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB xx Higher-Priced Mortgage Loan Test: FAIL Charged9.213% Allowed5.860% Over by+3.353%				Appraisal Value Supported by 5 Comps 3 Bedrooms and 2 Bathrooms	Provide WVOE to Calculate Co-Borrower Bonus Income. Income Calculation Sheets are missing in Box.	Single Family	xx	xx	xx	Primary	Cash Out	xx	2.58	xx	17	$5,804.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.761%		Full Documentation	QC Complete	xx
xx	D4WMUQJ3JPT	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 8.578% Allowed 6.520% Overby+2.058%				Property Verified with 3 comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$10,622.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.472%		Full Documentation	QC Complete	xx
xx	DAAO14T5PJ0	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by:xx				Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	18	$8,718.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.885%		Full Documentation	QC Complete	xx
xx	DDJ4VNOPVJ0	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	16	$17,425.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.256%		Full Documentation	QC Complete	xx
xx	DDV3233IOZ0	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xxCFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Chargedxx  Allowed xx  Over by xx

*** (OPEN) Compliance Testing - EV 1
COMMENT:   This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.

														Qualified Mortgage Safe Harbor Threshold FAIL : Charged xx Allowed xx Over by xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	14	$4,016.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.768%		Full Documentation	QC Complete	xx
xx	DE2HRONUPX4	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						As per appraisal as is , #6 comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	15	$5,144.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.704%		Full Documentation	QC Complete	xx
xx	DEROZDQBTQT	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Verified with 7 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	23.58	$18,397.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	40.588%		Full Documentation	QC Complete	xx
xx	DF2CMHILTBR	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	12	xx	25	$6,900.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.791%		Full Documentation	QC Complete	xx
xx	DGY4TH4GKHN	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 6 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	3.66	xx	25	$5,211.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.702%		Full Documentation	QC Complete	xx
xx	DI1CZIYPO1O	xx	xx	Washington	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD missing in the closing package due to unable to check TRID Tolerance test. Resolved : Provided Initial Closing Disclosure Updated. *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Initial Closing Disclosure is missing. Resolved : Provided Initial Closing Disclosure Updated.			Appraisal has 3 Comprables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	25	$6,960.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.798%		Full Documentation	QC Complete	xx
xx	DI2L2A3I4AA	xx	xx	Virginia	Non-QM/Compliant	4	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	3.58	xx	22	$10,656.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.690%		Full Documentation	QC Complete	xx
xx	DJZFHY5F0TL	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 5.885% Allowed 5.880% Over by +0.005%

*** (OPEN) Compliance Testing - EV 1
COMMENT:   This loan failed the qualified mortgage APR threshold test.

														Qualified Mortgage APR Threshold Test FAIL: Charged 5.885% Allowed 5.880% Over by +0.005%				Verified with 3 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5.41	$14,440.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	41.094%		Full Documentation	QC Complete	xx
xx	DKVQOP22BQ4	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: In apprisal report property was listed for sale in past 12 months				Appraisal is AS IS with 5 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2.17	xx	2	$10,508.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.906%		Full Documentation	QC Complete	xx
xx	DLUNQJQPPAL	xx	xx	Wisconsin	Non-QM/Compliant	2	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	5.92	xx	12	$12,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.220%		Full Documentation	QC Complete	xx
xx	DM4R5GUD21Y	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test : Charged FAIL 8.607% Allowed 7.230% Over by +1.377%				Appraisal is AS IS and there are 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.58			$5,949.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.066%		Full Documentation	QC Complete	xx
xx	DMPEHS3IY2P	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 10.196% Allowed: 6.450% Over by: +3.746%				The Appraiser Has Provided 3 Comparables To Support The Opinion Of The Value, The Appraisal Has Been Marked As-Is On xx With The Value $ xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.08	xx	5.08	$6,120.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.488%		Full Documentation	QC Complete	xx
xx	DOJGNPKSQWQ	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						high-xx and low-xx Confidence Score: H (xx) as per market conditions		PUD	xx	xx	xx	Primary	Cash Out	xx	12.5	xx	21	$9,734.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.144%		Full Documentation	QC Complete	xx
xx	DOJYV53Z13H	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Property verified with 4 comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.42	xx	4.25	$6,213.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.963%		Full Documentation	QC Complete	xx
xx	DP5AG2BMYRS	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:9.262% Allowed: 5.810% Over by: +3.452%				comparble with other related neighbourhood properites	1008 Loan Transmittal Summary Document is missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	7	$13,663.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.247%		Full Documentation	QC Complete	xx
xx	DPFVYD42FZB	xx	xx	Connecticut	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 8.464% Allowed 5.730% Over by +2.734%	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: As both the CU risk Score is missing we need secondary Valuation. ** We not required 2nd valuation report for HELOC loans and this condition was cleared			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx . With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.58	xx	1.75	$17,169.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.008%		Full Documentation	QC Complete	xx
xx	DPJHL4BZ0BV	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged X.XXX% Allowed X.XXX% Overby +X.XXX%				Property Verified with X comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	18	xx	17.5	$5,997.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.938%		Full Documentation	QC Complete	xx
xx	DPKWQFBEVVN	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1.25	xx	4	$17,338.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.846%		Full Documentation	QC Complete	xx
xx	DQ15AK4NWRW	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 4 comp to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	15	$5,448.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.423%		Full Documentation	QC Complete	xx
xx	DRDS1SQOTMC	xx	xx	Minnesota	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test  FAIL : charged 6.613% allowed  6.510% over by +0.103%

*** (OPEN) Automated Appraisal Review Missing - EV 1
														COMMENT: Value net is present in the file .so no need of secondary appraisal.				Appraisal is AS IS with 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	25	$8,037.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.816%		Full Documentation	QC Complete	xx
xx	DRK0Z3BMQNG	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan Amount less than $xx, FICO score exceeds xx and CLTV is more than xx. Hence 2nd valuation required. But there is no 2nd valuation report in loan files. Need 2nd valuation. Value net form is present in the file					Single Family	xx	xx	xx	Primary	Cash Out	xx	5.05	xx	10	$5,708.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.073%		Alternative	QC Complete	xx
xx	DSBTUCQFT1S	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by +xx	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Exception resolved due to correct data entry			Verified through 3 comps	NMLS site down	PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	22	$13,916.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.217%		Full Documentation	QC Complete	xx
xx	DSJ02TPGZTF	xx	xx	Pennsylvania	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: Charged 6.268% allowed 5.860% over by +0.408%				High: XX Low: XX Confidence Score: XX		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	5.58	$6,503.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.977%		Full Documentation	QC Complete	xx
xx	DVLRCFV5QJX	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.434% Allowed 6.280% Over by +2.154%				VAlue Supported by xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	25	$4,372.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.760%		Full Documentation	QC Complete	xx
xx	DW0MQDHVA2P	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This Loan fail the Higher-Priced Mortgage Loan Test: Charged: XX% Allowed : XX% Overby: +XX%

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Property verified with X comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	2.6	xx	11	$11,347.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.649%		Alternative	QC Complete	xx
xx	DW3HDGFVZ1L	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 8.871% Allowed 6.500% Overby +2.371%				Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	22	$10,783.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.313%		Full Documentation	QC Complete	xx
xx	DWBML3JGCYY	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisla supprot by xx Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.17	xx	22	$12,883.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.899%		Full Documentation	QC Complete	xx
xx	DWRJI1OVHNE	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	11	$10,466.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.324%		Full Documentation	QC Complete	xx
xx	DX5BI1ICOFV	xx	xx	Washington	Non-QM/Compliant	4	1	1	1	1	No	No						Property Verified with 5 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	6	$21,836.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.227%		Full Documentation	QC Complete	xx
xx	DXG1BT1K13E	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Appraisal Value - EV 2
COMMENT:   The Primary Appraisal Dated XX shows the property values as XX and as per Secondary Appraisal dated XX the property value is XX. The comparison variance is at XX% which is more than 10%.

Value net report is present in file, which is acceptable as per the guidelines, no further documentation is required

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.123% Allowed 6.030% Over by +0.093%						Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	22	$19,583.34	Mos Reviewed:27 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.449%		Full Documentation	QC Complete	xx
xx	DXHTMT2XUCM	xx	xx	Arizona	Non-QM/Compliant	4	1	1	1	1	No	No							1.NMLS Site Is Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	32.08	$24,935.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.545%		Full Documentation	QC Complete	xx
xx	DYD3BPSHXIM	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged: xx Allowed:xx Over by: xx	*** (CURED) Missing Appraisal - EV R COMMENT: Required Clear Val Exterior Valuation or Appraisal report. Form 1073 present in the file			Value Supported by 6 Comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1	xx	5.42	$13,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	32.119%		Full Documentation	QC Complete	xx
xx	DYH2KBFOCYD	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.372% Allowed: 5.860% Over by: +2.512%	*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Provide Final 1008 or Closing Worksheet document. Not required for the 2nd lien *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	30.92	xx	7	$3,492.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.309%		Full Documentation	QC Complete	xx
xx	DYJ5QRASXVW	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged 6.505% Allowed 5.900% Over By +0.605%				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	3.42	$8,146.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.446%		Full Documentation	QC Complete	xx
xx	DYTSVLAR0VH	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						C3, No updates in the prior xx years, The subject reflects average maintainence and upkeep with a normal rate of depreciation its age.	NMLS website down	PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$14,074.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.478%		Full Documentation	QC Complete	xx
xx	DYYD1ELRSE1	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.781% Allowed: 6.540% Over by: +2.241%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.66	xx	15	$8,162.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.320%		Full Documentation	QC Complete	xx
xx	DYYSVDAVWHH	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Critical" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan required escrow account test. ( 12 CFR §1026.35(b) ) This loan fails to collect reserves for either: The payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, or The loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; or The payment of property taxes for condominium, or high rise condominium, or planned unit development.

*** (OPEN) ComplianceEase HOEPA Test Failed - EV 1
														COMMENT: NON QM FILE	*** (CURED) The property type does not match the Appraisal Report - EV R COMMENT: We have Value net in the file no other appraisal is required *** (CURED) Hazard Insurance - EV R COMMENT: Hazard Insurance Policy does not cover 100% of the improvements nor the unpaid principle balance of the loan. As per client request not required			Property Verified with 6 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	1.33	$12,301.60	Mos Reviewed:27 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.130%		Full Documentation	QC Complete	xx
xx	E05YWY2MKTT	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged X.XXX% Allowed X.XXX% Overby +X.XXX%				Appraisal report is supported with #Xcomparable		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	10	$6,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.509%		Full Documentation	QC Complete	xx
xx	E0JVFKGCDVZ	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over by : xx	*** (CURED) Qualified Mortgage DTI exceeds 43% - EV R COMMENT: As per guideline maximun DIT is 43% but our DTI is exceeds xx xx :Our published guidelines allow for an eligible DTI up to 45%, and in some cases up to 50%. DTI of xx is within guidelines.			Appraisal has 6 comparable provided	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	1.1	xx	7	$5,486.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.037%		Full Documentation	QC Complete	xx
xx	E11JRNCKVLY	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 8.403% Allowed 6.690% Over By +1.713%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is Missing in the Package. Resolved : Provided Initial Closing Disclosure Updated.			Value supported with xx Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.25	xx	5	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.923%		Full Documentation	QC Complete	xx
xx	E1VL1TXSV11	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This is loan failed Higher-Priced mortgage loan test as Using the greater od the disclosed APR and the calculated APR,the loan is a higher-priced mortgage loan, as defined in
Regulation z.
Higher-Priced Mortgage Loan Test: FAIL Charged 7.954%  Allowed 5.870%  Overt by+2.084%

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced
														mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	12	$12,167.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.703%		Full Documentation	QC Complete	xx
xx	E3I0UWYER1V	xx	xx	South Carolina	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right of Rescission document is missing in the loan package

														01/10/2022 -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.				Appraisal has 5 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	4.33	xx	21	$24,991.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.376%		Full Documentation	QC Complete	xx
xx	E3WSZMFRGRV	xx	xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	10	$5,017.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.440%		Full Documentation	QC Complete	xx
xx	E43DY3FLHKQ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: This loan missing initial closing disclosure document in package. Resolved : xx - Received copy of Initial closing disclosure dated xx.					Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	35	$24,619.36	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.681%		Full Documentation	QC Complete	xx
xx	E4MOZ5FT2QN	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 10.186% Allowed 5.700% Over by +4.486%				3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	17	xx	5	$5,141.68	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.891%		Full Documentation	QC Complete	xx
xx	E4YP4PK2A53	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.488% Allowed: 5.770% Over by: +1.718%	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Clear Val Exterior Valuation or Appraisal Report is missing. XX :AVM document received.Condition resolved.			Property verified with 5 Comp.		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	22	$4,185.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.691%		Full Documentation	QC Complete	xx
xx	E5NINGZFJVL	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	20		2	$4,645.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.454%		Full Documentation	QC Complete	xx
xx	EAQXON1YARB	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.166% Allowed: 5.870% Over by: +2.296%	*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Income documentation for the borrower - xx employed with xx missing in the file. Income updated from the Income Worksheet of UW available in the BOX . Need icome documents to calculate the income. Once received the income will be calculated again. xx : Received income documents for xx and resolves this condition *** (CURED) Hazard Insurance - EV R COMMENT: Exception resolved due to correct data entry			Appraisal is AS IS with 5 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.58	xx	16.66	$5,845.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.047%		Full Documentation	QC Complete	xx
xx	EAVPVRUS4CJ	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: The note date is xx & As per closing instruction Closing settlement date is xx.	*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Missing closing worksheet and income calculation worksheet for the loan in the file. Received income calculation worksheet			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx	1008 Missing nmls down	PUD	xx	xx	xx	Primary	Purchase	xx	1.1	xx	12.9	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.002%		Full Documentation	QC Complete	xx
xx	EAWJ4K3JJ3Y	xx	xx	Mississippi	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Automated Appraisal Review Missing - EV 1 COMMENT: We have value net appraisal in the file no need additional appraisal *** (OPEN) Property value and predominant value vary by more than xx - EV 1 COMMENT: Property Value xxxx and Predominat Value xxxx Vary by More than xx as per Property Appraisal Report page xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	20	$4,076.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.122%		Full Documentation	QC Complete	xx
xx	EBKHVLJMUEE	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Clear Capital Document Provided.	Provide Lox for Co-borrower(xx) is Teacher, How many months Working in a years. Borrower and Co-Borrower Income Calculatiuon Sheet is missing in the Box.	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	26	$9,920.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.380%		Full Documentation	QC Complete	xx
xx	ECHGATQINA4	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test FAIL    Charged : 6.353%   Allowed : 5.910%   Overby :+0.443%

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test.
														License issue and status is validated via NMLS Site				Appraisal has provided 6comps to support the opinion of value Appraised has ticked on XX with Appraised value of XX		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.05	xx	1.33	$6,803.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.615%		Full Documentation	QC Complete	xx
xx	EDGZ2RTBCXG	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.993% Allowed: 5.770% Over by: +2.223%						PUD	xx	xx	xx	Primary	Cash Out	xx	4			$3,894.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.073%		Full Documentation	QC Complete	xx
xx	EDUIHWLHCCQ	xx	xx	Alabama	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged xx % allowed xx % over by xx %				Value supported by #3 comps with opinion value $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	0.82	$9,431.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.464%		Full Documentation	QC Complete	xx
xx	EDYBZ1WI4BR	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						This market value opinion is made "as is" on the effective date of report. Due to limited comparable sales it became necessary to go beyond the normal 6 months in time in order to find xx comparable sales. Comparable sale xx is the most recent sale and has received more weight.	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	4	$5,704.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.531%		Full Documentation	QC Complete	xx
xx	EDZHVP3WLF5	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   "This loan failed the qualified mortgage APR threshold test.  Charged: XX%   Allowed : XX%   Overbuy : +XX%

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Qualified mortgage safe harbor threshold failed : this is a non QM loan.

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
														COMMENT: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% over by +XX%				Appraisal has X Comparables.		PUD	xx	xx	xx	Primary	Cash Out	xx	13			$3,701.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.910%		Full Documentation	QC Complete	xx
xx	EE2OZ4XBBJI	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 7.789% Allowed 5.870% Over by +1.919%						Single Family	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	4	$24,097.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.373%		Full Documentation	QC Complete	xx
xx	EFFACVV4OLV	xx	xx	Washington	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: charged XX% allowed XX% over by+XX%				verified with X comp properties.		PUD	xx	xx	xx	Primary	Cash Out	xx	17	xx	17	$9,118.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.871%		Full Documentation	QC Complete	xx
xx	EFTVBZFPARA	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.690% Allowed 5.810% Over by +2.880%				Appraisal has provided 3comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	5	$12,635.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.447%		Full Documentation	QC Complete	xx
xx	EFUSDH1HKOJ	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx0% Allowed:xx% Over by: xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial Closing disclosure is missing in the loan file.

Resolved : xx - Received copy of Initial closing disclosure dated xx

*** (CURED) Credit report incomplete - EV R
COMMENT:   Credit Report is missing in the file .

xx - Credit report document is recieved and This condition was cleared

*** (CURED) Credit score not provided - EV R
COMMENT:   Credit report is missing in the file .

xx - Credit report document is recieved and This condition was cleared

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Initial Closing disclosure is missing in the loan file.

Resolved : xx - Received copy of Initial closing disclosure dated xx

*** (CURED) Missing credit report - EV R
COMMENT:   Credit report is missing in loan file for borrower. Provide credit report for borrower xx  dated within 120 days of closing.

															xx - Credit report document is recieved and This condition was cleared			Appraisal Has Provided 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	30	$9,962.46	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	34.005%		Full Documentation	QC Complete	xx
xx	EG41RRUZRK3	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged :xx Allowed :xx Over By : xx				Subject property appears to be occupied. If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work. Instead, the appraiser should make an independent evaluation of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP.		Single Family	xx	xx	xx	Primary	Cash Out	xx	36	xx	36	$4,439.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.194%		Full Documentation	QC Complete	xx
xx	EG5KBAMRVXX	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.718% Allowed: 6.030% Over by: +1.688%						PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	20	$14,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.675%		Full Documentation	QC Complete	xx
xx	EGCAXXBMDDJ	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 6.430% Allowed : 5.790% Over by : +0.640%	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to a fee increase on LE dated xx. LE dated xx reflects a Transfer taxes atxx, however, Revised LE dated xx reflects the Transfer taxes at xx. This is a fee increase of $30.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Resolved :xx - The Loan amount is increased fromxx to xx on Loan estimate datedxx. As result transfer tax fee increased And it is disclosed to borrower on LE dated xx			Value is Supported by 3 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$8,227.97	Mos Reviewed:23 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.834%		Full Documentation	QC Complete	xx
xx	EH0L0K4IVI4	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 4 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	1	$7,085.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.670%		Full Documentation	QC Complete	xx
xx	EHNVYCRUY3L	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged X.XXX% Allowed X.XXX% Overby +X.XXX%				Appraisal has X Comparables.	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	22	$5,042.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.041%		Full Documentation	QC Complete	xx
xx	EHTYCKM4XZE	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First Payment Letter Missing, require to verify the P&I This is HELOC loan , HELOC Agreement and Disclosure Statement available in file			Appraisal has #6 comp to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	3	$16,215.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.180%		Full Documentation	QC Complete	xx
xx	EJDCGHJJWUB	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	4	$14,540.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.914%		Full Documentation	QC Complete	xx
xx	EKYD1CQQJY4	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #X comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	0.08	$6,667.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.982%		Full Documentation	QC Complete	xx
xx	ELWKKFCBMHO	xx	xx	Kansas	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	15	$7,028.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.129%		Full Documentation	QC Complete	xx
xx	EM50HDBTLQI	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Final Application missing from the file.

xxx - Received signed final 1003 & condition resolved.

*** (CURED) Missing Final Closing Disclosure - EV R
COMMENT:   Final CD is missing on this loan.

xxx - Received the Final CD for the subject property to resolves the condition

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Deed of Trust is missing.

Resolved : Received copy of Deed of Trust document.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note document is missing.

															xxx - Resolved-Receivedxxx Note document, updated scienna screen.			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	3	$24,430.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.472%		Full Documentation	QC Complete	xx
xx	EM5TJDBY1YU	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged:6.582% Allowed: 6.540% Over by: +0.042%						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	0.16	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.513%		Full Documentation	QC Complete	xx
xx	EM5ZZWYCUPE	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.918% Allowed: 6.690% Over by: +1.228%						PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	21	$9,673.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.850%		Full Documentation	QC Complete	xx
xx	EMW0LIRNQXJ	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	2	1	No	No		*** (OPEN) Automated Appraisal Review Incomplete or Data not complete - EV 2 COMMENT: Appraisal and Automated Valuation Model shows more than xx variance in the Appraised value. We have full interior/Exterior appraisal report present in the file, no further documentation is required				Value is supported by xx comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	20.67	xx	21	$6,344.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.400%		Full Documentation	QC Complete	xx
xx	EMXPXEMKC3F	xx	xx	Washington	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: charged xx % allowed xx % over by xx %

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: The subject has been offered for sale in the last twelve months per available data sources at $500,000 and sold for $470,000 on 09/03/2020				The subject has been offered for sale in the last twelve months per available data sources at $xx and sold for $xx on xx My research did not reveal any other prior sales or transfers of the subject property for the three years prior to the effective date of this appraisal.	NMLS Site is not worked so updated Lender License/Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	26	$10,068.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.994%		Full Documentation	QC Complete	xx
xx	EN5TQQ2513K	xx	xx	Mississippi	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.05	xx	2.5	$6,496.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.433%		Full Documentation	QC Complete	xx
xx	EO4E0CYB5WF	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						AS IS with 4 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$4,283.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.544%		Full Documentation	QC Complete	xx
xx	EOHXVMV1VVG	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Underwriting Income Worksheet or closing approval worksheet missing in loan file. xxx : 1008 Transmittal summary is not required HELOC loans, hence condition was cleared			Value supported by #3comps with opinion value $xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	6.08	$16,699.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.917%		Full Documentation	QC Complete	xx
xx	EOOOLSGLC4Q	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx *** (OPEN) ROR Transaction date not consistent with Note and/or HUD - EV 1 COMMENT: Note date is xx but borrower signed on that note on xx . So the ROR transaction date will be also xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	3.83	xx	12	$4,862.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.846%		Full Documentation	QC Complete	xx
xx	EPNPAGKH5F3	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: "Require complete AVM report for the subject property". Property condition inspection report is present .There is no AVM is Present in this loan file. *** (CURED) LTV / CLTV > xx - EV R COMMENT: As per document LTV/CLTV is grater than xx *** (CURED) LTV or CLTV exceedsxx - EV R COMMENT: As per document LTV or CLTV exceeds 104%					Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	20	$10,036.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.918%		Full Documentation	QC Complete	xx
xx	EPOBYFMVVCQ	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test FAIL charged 7.921% allowed 6.000% over by +1.921%	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "TRID Reimbursement Violation due to a fee increase of $86.50 above the 10% tolerance allowed for Shoppable fees. Initial LE datedxx reflects Shoppable Fees totaling $225.50 , however, Post Close CD datedxxreflects Shoppable Fees totaling $312.00." Required Valid COC and Cost to Cure.

Resolved : As per provided Lender response and documents provided there is no changes in fees.

*** (CURED) Wrong appraisal form for single family home - EV R
COMMENT:   Subject transaction is standalone lien. Desk review is available in the loan file.

															Value net report present in the file			Appraisal provided in file and Verified With 4 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	8	$6,769.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.164%		Full Documentation	QC Complete	xx
xx	EPOJOASHOA3	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan failed the qualified mortgage APR threshold test.

Charged : xx %   Allowed : xx%   Overby : xx %

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged : xx % Allowed : xx % Overby : xx %				Appraisal done with 5 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2	xx	6.04	$12,964.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.304%		Full Documentation	QC Complete	xx
xx	EPPWIIUXZVY	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Has 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	11	$9,364.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.343%		Full Documentation	QC Complete	xx
xx	EQ1KKWL4LDB	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 9.024% Allowed 6.430% Over By +2.594%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	8	$5,915.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.750%		Full Documentation	QC Complete	xx
xx	EQI02CUDAPR	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: 1008/Income Worksheet/Closing Worksheet missing in file Received Income worksheet			Value Supported by 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	3	$10,090.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.037%		Full Documentation	QC Complete	xx
xx	ERLYTGIAYZR	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test: FAIL Charged: 6.177% Allowed: 5.790% Over by: +0.387%						PUD	xx	xx	xx	Primary	Cash Out	xx	58				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.499%		Full Documentation	QC Complete	xx
xx	ES0PAA5KJBN	xx	xx	California	Non-QM/Compliant	1	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx% Over by: xx %	*** (CURED) Missing or error on the Rate Lock Document - EV R COMMENT: Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer. Resolved xx :- Closing worksheet provided reflecting rate lock date.			Value supported by 3 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	28			$16,203.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.502%		Full Documentation	QC Complete	xx
xx	ESWRPAM4JMJ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test FAIL Charged 5.854% 5.830% +0.024%

*** (OPEN) Property listed for sale in past 12 months - EV 1
COMMENT:   Property Listed for sale in past 12 months, The subject was offered for sale on XX for XX, per CRMLS #SW211438980 The listing is now classified as closed with an MLS sale date of XX and sale Price of XX. Current is on MLS

														Subject transaction is Piggyback loan.				Appraisal with #6 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	1.75	xx	15.5	$8,498.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.928%		Full Documentation	QC Complete	xx
xx	ETDJKUFO23M	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Allowed 8.073%  Charged  5.840%  Overby  +2.233%

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1
COMMENT:   Qualified mortgage safe harbor threshold failed : this is a non QM loan.

*** (OPEN) Missing Final 1003_Application - EV 1
														COMMENT: As per appraisal subject property have HOA dues $33.00 per month but in Final 1003 not mention HOA amount.	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Required Automated Valuation Model appraisal document xxx - HELOC loans additional valuation report is not required and this condition was cleared			Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xxx with Appraised value of $xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	15			$5,926.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.003%		Full Documentation	QC Complete	xx
xx	ETYSPOIVMNB	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No						Value is Supported by X Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	23	$9,500.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.931%		Full Documentation	QC Complete	xx
xx	EUUXI4REHC3	xx	xx	Texas	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged 8.283% allowed 6.550% over by +1.733%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: TRID Tolerance test is Incomplete due to missing initial CD. CE needs to be re-ran with initial CD Values. RESOLVED : Received initial CD dated xxx solved this condition *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Missing Initial CD from the loan file. *** (CURED) Hazard Insurance - EV R COMMENT: Missing Hazard insurance policy from the loan file. xxx:Hazard Insurance has been received.Condition resolved.			Appraisal Has Provided 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	25	$31,170.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.317%		Full Documentation	QC Complete	xx
xx	EUZJZ34CAWO	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	17	$7,103.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.598%		Full Documentation	QC Complete	xx
xx	EVPXN3MTBWA	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct.

															Resolved xx :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.			Appraisal has xx Comparables.		PUD	xx	xx	xx	Primary	Cash Out	xx	13	xx	13	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.285%		Full Documentation	QC Complete	xx
xx	EWHDF3KGBQ2	xx	xx	Nevada	Non-QM/Compliant	3	1	1	1	1	No	No						Verified through xx comps		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	15.25	$5,199.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.980%		Full Documentation	QC Complete	xx
xx	EWLZRKLVKZM	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	16	$8,904.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.351%		Full Documentation	QC Complete	xx
xx	EXHHFUHBN1A	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the xx Higher-Priced Mortgage Loan Test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in xx (xx).

While the xx provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged 7.135% Allowed:5.890% over by:+1.245%	*** (CURED) 0% Tolerance Fees test fail - EV R COMMENT: TRID Violation due to a transfer tax fee increase on CD dated xx. Initial LE datedxx reflects Transfer tax at xx, however CD dated xx reflects Transfer Tax at xx This is a transfer tax fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance. valid COC required or cost to cure. Resolved : Lender response provide for transfer taxes xx			Appraisal has Provided 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	5.83	xx	22.97	$16,074.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.058%		Alternative	QC Complete	xx
xx	EXLJLDOHZUZ	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Additional property valuation is missing in file. Drive by report present in the file			The Appraisal report was performed by a Licnesed or certified Real Estate Appraiser toestimate the market value of the subject property being evaluated as of the effective date of value stated.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2			$2,519.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.294%		Full Documentation	QC Complete	xx
xx	EXTIYN2FRC3	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Please provide a copy of first payment letter to verify the correct P&I of second lien. Received first payment letter			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	19.42	$14,691.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.885%		Full Documentation	QC Complete	xx
xx	EY3EO2Z0NJL	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1 COMMENT: This loan failed the Pennsylvania license validation test. PA License Valid as per NMLS Web site . In the state of PA, lender is licensed under state ID# xxxx. as a xxxx per NMLS web site.				used xx comparable to support the opinion value of the appraisar sited on xxxx with value xxxx		PUD	xx	xx	xx	Secondary	Cash Out	xx	0.5	xx	12.75	$6,172.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.735%		Full Documentation	QC Complete	xx
xx	EY4UIZ014M2	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Values Supported by 5 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	0.67	xx	6.5	$20,625.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.202%		Full Documentation	QC Complete	xx
xx	EYOCU1UXHAN	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	15	$6,147.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.368%		Full Documentation	QC Complete	xx
xx	EZEEQ233HNQ	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   his loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	5	$2,948.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.381%		Full Documentation	QC Complete	xx
xx	EZYUBXFMQKI	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3.83	xx	12	$11,916.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.860%		Full Documentation	QC Complete	xx
xx	F0J4EQMGE3I	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.662% Allowed: 6.000% Over by: +2.662%						PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	7	$4,673.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.965%		Full Documentation	QC Complete	xx
xx	F1VKB1TX3WF	xx	xx	Arizona	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal is AS IS with 3 comps		Single Family	xx	xx	xx	Investor	Cash Out	xx	29	xx	35	$16,369.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.219%		Full Documentation	QC Complete	xx
xx	F2HJTVDGIY2	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the Higher-Priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 9.160% Allowed: 6.600% Over by: +2.560%				Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	5.41	$12,708.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.743%		Full Documentation	QC Complete	xx
xx	F2MJZB2IYT5	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Automated Appraisal Review Missing - EV 1 COMMENT: Value Net Is available No other additional documents				Verified With 5 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	19.92	$8,483.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.312%		Full Documentation	QC Complete	xx
xx	F40VVJ4AH3X	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 7.340% allowed 5.870% over by +1.470%						PUD	xx	xx	xx	Primary	Cash Out	xx	27			$4,891.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.404%		Alternative	QC Complete	xx
xx	F4GIX1P3TM5	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx % Allowed : xx % Over by : xx %				Appraisal has 3 Comparables.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	2.5	$8,712.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.437%		Full Documentation	QC Complete	xx
xx	FAPDWZK5OBP	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx% Allowed xx% Over By xx%				Value supported by#5 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	16	$11,749.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.523%		Full Documentation	QC Complete	xx
xx	FAX1R30JZCN	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 7 Comp.		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	1.92	$15,040.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.611%		Full Documentation	QC Complete	xx
xx	FB3DBF50QBG	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 8.592% Allowed 6.590% Overby +2.002%				C3;Kitchen-updated-xx to xx years ago;Bathrooms-updated-xx to xx years ago;Subject is an average quality, xx year old single family residence with no apparent physical, functional or external inadequacies noted. Regular maintenance and recent updates have reduced the effective age with typical physical depreciation. Straps on hot water tank are not a state requirement. Smoke and carbon monoxide detectors were noted.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.9	xx	7	$5,446.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.963%		Alternative	QC Complete	xx
xx	FBCXKZVJJ55	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.723% Allowed: 6.550% Over by:+2.173%	*** (CURED) Qualified Mortgage DTI Lending Policies limits the loan to xxx - This loan failed the qualified - EV R COMMENT: Transaction is Refinance of Primary. Total income submitted per underwriter is xxx & DTI of xxx. Total income verified by reviewer is as follows i) Salaried (xx) -xxx Due to change in income from xxx to xxx, DTI changed from xxx to xxx which exceeds the guidelines limit xxx xxx- As per DTI calculation, DTI not exceed more than xxx			Verified with 6 comparables	NMLS Site is not worked so updated Lender License as per FCD Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	40	$3,363.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.183%		Full Documentation	QC Complete	xx
xx	FDJCDPO204J	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX% *** (OPEN) State/Local Predatory APR Test Fail - EV 2 COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed:XX% Over by:+XX%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial Closing disclosure is missing from the loan file.

Resolved : XXXXXX - Received Initial closing disclosure dated XXXXXX.

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Initial Closing disclosure is missing from the loan file.

Resolved : XXXXXX - Received Initial closing disclosure dated XXXXXX.

*** (CURED) Reverification within XX days is missing - EV R
															COMMENT: Provide XXX for the borrower XXXXXX from the current employer XXXXXX within XX business days from the Note date to verify the current employment status. Additional conditions may apply upon the receipt of document.					Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	5.42	$24,133.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.563%		Full Documentation	QC Complete	xx
xx	FG2KSWENBSP	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 4 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	12.92	xx	0.17	$23,363.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	6.705%		Full Documentation	QC Complete	xx
xx	FGSB25SHUUH	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL:Charged:8.947% Allowed:5.860% Over By:+3.087%				Property verified with 5 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	20	$18,143.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.193%		Full Documentation	QC Complete	xx
xx	FIRBYI1FCH3	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan failed the mortgage APR threshold test

Mortgage APR Threshold Test FAIL : Charged 6.679%  Allowed 6.570%  Over by +0.109%

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 6.679%  Allowed 6.570%  Over by +0.109%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
														COMMENT: Missing Rate Lock Agreement.						PUD	xx	xx	xx	Primary	Cash Out	xx	3.75	xx	11.08	$19,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.540%		Full Documentation	QC Complete	xx
xx	FKJRLAJGEP5	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.793% Allowed: 6.030% Over by: +1.763%						PUD	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	20	$10,798.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.407%		Full Documentation	QC Complete	xx
xx	FKTIE5ZGE3S	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Secondary	Cash Out	xx	4.03	xx	20	$145,798.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.699%		Full Documentation	QC Complete	xx
xx	FLDVYRFJZ1K	xx	xx	New Hampshire	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 6 Comprables		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	8	$5,191.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.389%		Full Documentation	QC Complete	xx
xx	FLM4CPKIH0V	xx	xx	New Jersey	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Missing legal documents for senior or subordinate lien - EV R COMMENT: 1st Lien Note and Mortgage documents are missing XX- Verified senior lien information with the Mortgage statement and Title search documents, no further documents are required					Single Family	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	20	$6,570.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.225%		Full Documentation	QC Complete	xx
xx	FLMPIEA05TP	xx	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) VOM or VOR missing/required - EV R COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	3	$6,733.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.765%		Full Documentation	QC Complete	xx
xx	FM0OGFIEMEO	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: Charged:XX% Allowed:XX% Over by:+XX%						PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	10.5	$7,969.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.019%		Full Documentation	QC Complete	xx
xx	FNKEHO3TS03	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in California Financial Code.
														While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.892% Allowed: 6.480% Over by: +1.412%				Value Supported by xx Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	28.5	$33,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx	27.180%		Full Documentation	QC Complete	xx
xx	FNNL2K03JB0	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the MD COMAR higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged: 7.049% Allowed: 6.050% Over by: +0.999%						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	5	$14,570.67	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.691%		Full Documentation	QC Complete	xx
xx	FOB2WYQOZN2	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Verified with 3 comparable	NMLS site is Down.	Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	3.5	$5,007.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.250%		Full Documentation	QC Complete	xx
xx	FOLZPRQKJHP	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 9.122% Allowed 5.760% Over by +3.362%				Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on XX with the appraised value XX		PUD	xx	xx	xx	Primary	Cash Out	xx	13	xx	2.66	$21,851.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.520%		Full Documentation	QC Complete	xx
xx	FPJCWPBWESF	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.736%      Allowed: 5.740%     Over by: +1.996%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111) The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xxx.

Lender license issue and status date is validated via NMLS site.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania Secondary Mortgage Loan License application fee test. (7 P.S.xxx(a)(8)) The loan is a second lien mortgage and charges both an application fee and loan origination fee, or charges a single application or loan origination fee that exceeds 3% of the original principal amount.

														Loan amount xxx is updated and application fee of xxx is lesser than 3% of the principal loan amount.						Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$6,056.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.490%		Full Documentation	QC Complete	xx
xx	FQ4ZMNMPY2R	xx	xx	Louisiana	Non-QM/Compliant	1	1	1	1	1	No	No						In accordance with USPAP, this report is the result of a specific Scope of Work which is described on this page. It is subject to the Statement of Limiting Conditions which follows. The information contained in this report was obtained from sources deemed to be reliable including multiple listing services		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	16	$12,970.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.024%		Full Documentation	QC Complete	xx
xx	FQCDP12BV5Q	xx	xx	Illinois	Non-QM/Compliant	3	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.061%      Allowed: 7.050%     Over by: +1.011%

*** (OPEN) Credit report incomplete - EV 2
														COMMENT: Borrower had filed chapter 13 bankruptcy on xx and Discharged on xx, however in Credit report Public records reflect as None.				Appraisal value supported by 4 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	35	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	18.188%		Full Documentation	QC Complete	xx
xx	FQD1HJ5EO2W	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	3	$10,690.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.551%		Full Documentation	QC Complete	xx
xx	FQOH01ZQL3F	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is not escrowed.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.537%      Allowed: 6.360%     Over by: +0.177%

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: As per the Appraisal the subject property offered for sale in the twelve months on xx						PUD	xx	xx	xx	Primary	Cash Out	xx	0.67	xx	30	$10,623.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.973%		Full Documentation	QC Complete	xx
xx	FR3C44JDRUS	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: CU Risk score and LCA score is not available, hence require secondary valuation document. xx - This loan is Junior Lien hence full appraisal report is not required and this condition was cleared			Verified through 3 comps	NMLS site down	Low Rise Condo (1-4 Stories)	xx	xx	xx	Secondary	Cash Out	xx	7			$3,228.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.522%		Full Documentation	QC Complete	xx
xx	FRDOOHXJ0YM	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test: FAIL Charged: 7.947% Allowed: 6.280% Over by: +1.667%						Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	15	$14,274.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.455%		Full Documentation	QC Complete	xx
xx	FSDWYVUMJKC	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 8.503% Allowed : 6.000% Over By : +2.503%	*** (CURED) ComplianceEase State Regulations Test Failed - EV R COMMENT: This loan failed the prohibited fees test. The loan failed the prohibited fees test due to one of the following findings: The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. Resolved : xxx - After further review the prohibited fees test has been passed.			Appraisal is AS IS with 6 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	27	$11,398.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.734%		Full Documentation	QC Complete	xx
xx	FSFVAY4DNDH	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided X comps to support the opinion of value.Appraisal has ticked on XX on XXXXXXXX with the appraised value XXXXXX.00		PUD	xx	xx	xx	Primary	Cash Out	xx	5.42	xx	14.08	$16,306.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.656%		Full Documentation	QC Complete	xx
xx	FT5QVQUCBN5	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: This loan failed the qualified mortgage APR threshold test. Qualified Mortgage APR Threshold Test FAIL Charged XX XX XX	*** (CURED) Missing Required Disclosures - EV R COMMENT: As per final 1003 subject property is second home, however present housing expenses details does not provided hence required primary residence details Resolved XX :- Expenses for all properties is included in DTI					Single Family	xx	xx	xx	Secondary	Purchase	xx	1	xx	4	$13,195.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.715%		Full Documentation	QC Complete	xx
xx	FTOPO4OVPQW	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL :charged:6.562% allowed:6.540% over by:+0.022%				Value supported by #6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	30	$8,564.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.995%		Full Documentation	QC Complete	xx
xx	FUVWSR1ZSDZ	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS XX with the appraised value XX.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.05	xx	3.08	$10,178.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.610%		Full Documentation	QC Complete	xx
xx	FUWEFUP5UYQ	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 7.041% Allowed .860% Overby +1.181%				Verified Through Three Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	35	xx	26	$6,586.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.236%		Full Documentation	QC Complete	xx
xx	FVIT5L2PAQU	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.				Appraisal Has Provided xx b Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3		0	$2,297.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.192%		Full Documentation	QC Complete	xx
xx	FW1J4U2MMNJ	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	4.25	$20,918.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.910%		Full Documentation	QC Complete	xx
xx	FWCJW1WRWU4	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: Charged X.XXX% Allowed X.XXX% Overby +X.XXX%				Appraisal Has Provided X Comparable In an event the home is destroyed it may be rebuilt	The Overall calculated Income for both the borrowers is $XXX.XX, and the total debt is $XXX.XX, DTI is XX% which exceeds the allowable limit. The XXX given for the B2 - XX XX (XX). the XXX doesnt confirm the continuity of the XX, XX income so not using	Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	13	$6,218.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.940%		Full Documentation	QC Complete	xx
xx	FWPKLFOW51C	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal value supported by 3 Comps, 4 Bedrooms and 3.1 Bathrooms.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	9	$15,522.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.602%		Full Documentation	QC Complete	xx
xx	FWYTIR5SR03	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL : Charged 6.418% Allowed 5.770% Over by +0.648%				Appraisal Value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	2.5	$9,910.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	27.980%		Full Documentation	QC Complete	xx
xx	FXNXABL3V5D	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 7 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	8	$6,628.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.583%		Full Documentation	QC Complete	xx
xx	FY1WS15N1I5	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.588%      Allowed: 6.280%     Over by: +1.308%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division xx(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 7.589% Allowed: 6.280% Over by: +1.309%				Appraisal Supported with Comparables	NMLS web site downtime.	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	8	$7,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.513%		Full Documentation	QC Complete	xx
xx	FYBCEWDQ54F	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx (a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	12.17	xx	18.5	$6,772.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.315%		Full Documentation	QC Complete	xx
xx	FYX3IM5HGUA	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Qualified Mortgage Safe Harbor Threshold Failed: This is a Non QM Loan.

This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.964% Allowed 5.770% Over by+1.194%				Appraisal has 4 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	9.17	$15,738.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.796%		Full Documentation	QC Complete	xx
xx	FZCOFXXMHKL	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on As Is on xxx. With the appraised value $xxx.		PUD	xx	xx	xx	Primary	Cash Out	xx	15	xx	29	$26,101.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.877%		Full Documentation	QC Complete	xx
xx	FZKDQ5FZ3RR	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.798% Allowed: 5.920% Over by: +1.878%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net form present in the file			Appraisal provided in file and along with 3 comparable properties.		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	0.11	$10,994.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.503%		Full Documentation	QC Complete	xx
xx	FZXSOP2A51P	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				The subject appears to be occupied. If this inspection is to be used by an appraisal or appraisal report, any statements herein expressing the data collecter's opinion should not be incorporated into the appraiser's work.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	3.42	$6,640.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.749%		Full Documentation	QC Complete	xx
xx	G0F41C5RUCI	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  charged 8.399% allowed  6.030%  over by+2.369%

														Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM Loan						PUD	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	5.33	$4,512.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.400%		Full Documentation	QC Complete	xx
xx	G1BZVGHA3PK	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.179% Allowed: 6.640% Over by: +1.539%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	24	$6,558.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.606%		Full Documentation	QC Complete	xx
xx	G2OJ4W1AETA	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value Supported by 4 comparables.	Income calculated as per work sheet in box.	Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	1	$8,648.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.376%		Full Documentation	QC Complete	xx
xx	G3VBAXO1VJY	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx				verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	6.08	$9,200.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.608%		Full Documentation	QC Complete	xx
xx	G4NHDN1NEJZ	xx	xx	Washington	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.574% Allowed:6.520% Over by: +1.054%	*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Missing Initial Application dated xxx signed by the LO. Not required as per the lender					PUD	xx	xx	xx	Primary	Cash Out	xx	16	xx	13	$4,204.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.575%		Full Documentation	QC Complete	xx
xx	G51OQV3RBVD	xx	xx	Delaware	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:7.947% Allowed: 6.510% Over by:+1.437%				verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	15	xx	31	$16,272.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.874%		Full Documentation	QC Complete	xx
xx	GATMD3TVPLI	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.122% Allowed: 5.790% Over by: +1.332%				A Values Supported by xx comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	19	$31,180.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.323%		Full Documentation	QC Complete	xx
xx	GAVRFPBL03U	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No							NMLS Site is Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	25	xx	32	$8,169.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.994%		Full Documentation	QC Complete	xx
xx	GBHXHXOW0SX	xx	xx	Florida	Non-QM/Compliant		1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Exception resolved due to correct data entry			Value Supported by 5 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	36	$19,600.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.927%		Full Documentation	QC Complete	xx
xx	GBOW41Y0PHG	xx	xx	Maryland	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has #3 comp to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	15	$14,991.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.812%		Full Documentation	QC Complete	xx
xx	GBQ5L41UL0Q	xx	xx	New Jersey	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher Priced Mortgage Loan Test Fail Chaged:6.289% Allowed:5.930% Overby: +0.359						Single Family	xx	xx	xx	Primary	Cash Out	xx	3.42	xx	12.33	$4,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.836%		Full Documentation	QC Complete	xx
xx	GD2ZBNYZUIK	xx	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with X comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.3	xx	22	$6,684.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.392%		Full Documentation	QC Complete	xx
xx	GDFZTPZ1OS1	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.158% Allowed: 5.830% Over by: +1.328%						Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	20	$12,991.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.619%		Full Documentation	QC Complete	xx
xx	GDJTNO313BZ	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-priced mortgage loan test: Fail Charged: xx Allowed:xxover by: xx				Appraisal value supported by xx comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.9	xx	10	$5,416.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.356%		Full Documentation	QC Complete	xx
xx	GEPX43MFYFI	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 3 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	25	xx	2.25	$11,193.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.956%		Full Documentation	QC Complete	xx
xx	GFP0ISLCQ42	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx% Allowed xx% Over by +xx%				Verified through 6 comps	1)NMLS Site is not worked so updated Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$2,497.73	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	22.895%		Full Documentation	QC Complete	xx
xx	GFRWDFDT4D5	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 9.186% Allowed 5.970% Overby +3.216%						Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	29	$13,335.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.603%		Full Documentation	QC Complete	xx
xx	GGIMHTFKJDV	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Initial 1003_Application - EV R COMMENT: LO Signed Initial 1003 Application is missing in the package xx - Borrower Initial 1003 document received and this condition was cleared			Property Verified with 4 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	18	$5,476.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.375%		Full Documentation	QC Complete	xx
xx	GH5TRHAYNKZ	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone second lien. valuenet and AVM valuation is available in the loan file.					Single Family	xx	xx	xx	Primary	Cash Out	xx	7.17	xx	6	$4,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.439%		Full Documentation	QC Complete	xx
xx	GHOZJULW333	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: initial closing disclosure document is missing in this loan package. Resolved : Provided Initial Closing Disclosure updated.			The property condition inspection ("PCI") report includes property information requested undera scope of work as agreed to by the Clear Capital account holder. It should not be relied on as a full and complete examination for the purpose of identifying the property's life expectancy, exposing maintenance problems, recognizing construction faults, or assessing the condition of all improvements to real property.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	10	$8,141.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.345%		Full Documentation	QC Complete	xx
xx	GI0DJGY40FH	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFRxxx(a)(1) )  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : 8.898% Allowed : 5.850% Overby : +3.048%				Appraisal Contains 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	7	$8,599.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.001%		Full Documentation	QC Complete	xx
xx	GIEWQUROCQT	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						This market value opinion is made "XXXX" on the effective date of report. Data sources for the comparables were XXX and XXX XXXX. The search criteria for identifying comparable properties was XXX. In reconciling the final opinion of value the greatest weight was given to Comp One the most similar to the subject with additional support from Comp Two. Comps One and Two are in the same development as the subject. This area of XX and XX XXX have the same zip code. One of the comps selected is XX greater in lot square footage than the subject.	1. Status date and issue date not updated as XXXX site was down. 2. RESPA Confirming year automatically showing Jan 2010; not able to edit the field. 3. Year acquired filled still reflecting blank.	Single Family	xx	xx	xx	Primary	Cash Out	xx	3.17	xx	25	$15,392.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.965%		Full Documentation	QC Complete	xx
xx	GIG1N1UWSME	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						PCI report is also available in the file High: $xx Low: $xx Confidence Score: H (xx )		PUD	xx	xx	xx	Primary	Cash Out	xx	19.5			$12,129.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.772%		Full Documentation	QC Complete	xx
xx	GJHF1FIPA3Z	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged :  xx    Allowed :xx   Overby :  xx
															Resolved: condition cleared			Appraisal Contains 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	3.25	xx	19	$6,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.778%		Full Documentation	QC Complete	xx
xx	GK0I5IX4RFK	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	7				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.238%		Full Documentation	QC Complete	xx
xx	GK5TE1Y5E1P	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 6.760% Allowed:6.360% Over by:+0.400%	*** (CURED) DTI > 60% - EV R COMMENT: DTI is over 43%. Total monthly expense is $10,972.60, Qualifying income is $17748.51 After recalculation DTI is at 41.77%				Unable to run Compliance, due to some error messages showing	Single Family	xx	xx	xx	Primary	Cash Out	xx	5.17	xx	15.92	$5,548.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.777%		Full Documentation	QC Complete	xx
xx	GM5V44MOUFN	xx	xx	Texas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   ComplianceEase Risk Indicator is Elevated due to Higher-Priced Mortgage Loan test Fail.

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged: 6.957% Allowed: 6.600% Over by: +0.357%					NMLLS Site is Down	PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	7.25	$5,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.774%		Full Documentation	QC Complete	xx
xx	GMCB0BCWOD1	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan failed the qualified mortgage APR threshold test.

Qualified Mortgage APR Threshold Test FAIL: Charged xx % Allowed  xx% Over by xx %

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   his loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over By xx						PUD	xx	xx	xx	Primary	Cash Out	xx	11	xx	13	$6,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.830%		Full Documentation	QC Complete	xx
xx	GMGZLJZJNFY	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						BASED ON THE SCOPE OF WORK, ASSUMPTIONS, LIMITING CONDITIONS, AND APPRAISER’S CERTIFICATION, MY (OUR) OPINION OF THE DEFINED VALUE OF THE REAL PROPERTY THAT IS SUBJECT OF THIS REPORT IS xx AS OF xx , WHICH IS THE EFFECTIVE DATE OF THIS APPRAISAL.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	13.58	$5,416.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.711%		Full Documentation	QC Complete	xx
xx	GMMPOW1KRJO	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	0.17	$10,833.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.376%		Full Documentation	QC Complete	xx
xx	GMSVS2VBEIL	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal value supported by 5 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	10	$13,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.002%		Full Documentation	QC Complete	xx
xx	GNHIQUZQYDE	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						high: xx Low: xx Confidence Score: H xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	4	$7,366.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.714%		Full Documentation	QC Complete	xx
xx	GNQWY3UBA53	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL ;Charged:9.180% Allowed: 5.730% Over By:+3.450%				Value supported by #4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	6	$16,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.221%		Full Documentation	QC Complete	xx
xx	GPZWBWRWUUY	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 7.842% Allowed : 6.030% Over By : +1.812%				Appraisal Contains xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.66	xx	4	$9,708.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.843%		Full Documentation	QC Complete	xx
xx	GSQC40D4OGF	xx	xx	Minnesota	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Appraisal not dated - EV R COMMENT: appraisal is missing in file but avm uodated xxxx : This is loan is standalone 2nd lien, AVM available in file, hence appraisal report not required.			High xxxx Low xxxx Confidence Scorexxxx	NMLS website down	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	10	$9,533.33	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.383%		Full Documentation	QC Complete	xx
xx	GTEXSX2RUOA	xx	xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: The subject sold as a open market sale on xx. This is for senior Lien transaction				Appraiser Has Provided 3 Comparables To Support The Opinion . Appraisal Has Been Ticked As-Is On xx With An Appraised Value Of $ xx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	7	$15,066.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.489%		Full Documentation	QC Complete	xx
xx	GV5FF1KJ0CZ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Missing Final 1003_Application - EV R
COMMENT:   Final 1003 document is missing in file.

XXXXXXXX - Final 1003 document is received and This condition was cleared

*** (CURED) Mortgage  - EV R
COMMENT:   Mortgage document is missing in file.

XXXXXXXX- Mortgage document is recieved and this condition was cleared

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage document is missing in file.

XXXXXXXX- Mortgage document is recieved and this condition was cleared

*** (CURED) Missing or incomplete Right of Rescission - EV R
COMMENT:   Notice of right to cancel document is missing in file.

															Resolved : XXXXXXXX - Received copy of Right of Rescission.					PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	11.42	$13,940.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	35.252%		Full Documentation	QC Complete	xx
xx	GVKCHLK2NTA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value is Supported by 5 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	18	$14,279.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.769%		Full Documentation	QC Complete	xx
xx	GVMLGAYOKGI	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   The CE risk indicator is elevated because,

1. This loan failed the CA AB 260 higher-priced mortgage loan test. (xx, California Financial Code Division xx (a)), and
2. This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged: 7.824% Allowed: 5.910% Over by: +1.914%				Appraisal has provided xx comps to support the opinion of value Appraised has ticked on xxx with Appraised value of xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	17	xx	23.33	$54,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.751%		Full Documentation	QC Complete	xx
xx	GW3DPWKXNUC	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xxx . With the appraised value xxxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.66	xx	11	$26,191.63	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.699%		Full Documentation	QC Complete	xx
xx	GYBNTK2TJMT	xx	xx	Tennessee	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx						PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	0.08	$9,337.41	Mos Reviewed:24 Times 1X30:3 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.948%	No	Full Documentation	QC Complete	xx
xx	GYE5ME0PAUW	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. (xx CFR § xxxx(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	8.33	xx	35	$8,105.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.171%		Full Documentation	QC Complete	xx
xx	GYGM5B0JZQA	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.204%      Allowed: 5.810%     Over by: +1.394%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

														NC RSHL Average Prime Offer Rate APR Threshold Exceeded: FAIL Charged: 7.204% Allowed: 5.810% Over by: +1.394%						PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$21,949.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.166%		Full Documentation	QC Complete	xx
xx	GYOD21GEKMU	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: This loan failed the qualified mortgage APR threshold test. (xx CFR §xx(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing Qualified Mortgage APR Threshold Test: FAIL xxxxxxxxx				Appraisal with #xx comparable		Single Family	xx	xx	xx	Secondary	Cash Out	xx	14.91	xx	10.83	$14,232.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.356%		Full Documentation	QC Complete	xx
xx	GYT22OKJRVA	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Verified Throughxx Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$11,258.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.287%		Full Documentation	QC Complete	xx
xx	GZ4VE0XMIJD	xx	xx	Louisiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the state prohibited fee test/loan origination fee test due to the date creditor received application (formerly application date) of the loan occurs after August 15, 2007 and the loan origination fee exceeds $50. Loan origination fee charged to the borrower is $899.00. Property is located at LA.

 Outside of federal restrictions placed on loan originations fees, LA does not limit this on mortgage loans.

*** (OPEN) State Prohibited Fees Test Fail - EV 2
COMMENT:   This loan failed the state prohibited fee test/loan origination fee test due to the date creditor received application (formerly application date) of the loan occurs after August 15, 2007 and the loan origination fee exceeds $50. Loan origination fee charged to the borrower is $899.00. Property is located at LA.

														Outside of federal restrictions placed on loan originations fees, LA does not limit this on mortgage loans.	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: The appraisal form selected based on appraisal document as it is Standalone Loan, it has Desk review AVM valuation. Value net form present in the file					Single Family	xx	xx	xx	Primary	Cash Out	xx	41			$1,821.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.377%		Full Documentation	QC Complete	xx
xx	GZMEZG0MD2T	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.856% Allowed: 5.850% Over by: +3.006%				1,905.28		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.05	xx	14	$8,589.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.382%		Full Documentation	QC Complete	xx
xx	GZSSEYMOK3H	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.103% Allowed: 5.740% Over by: +0.363% *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: Predominant Value: xx Appraisal value: xx	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Require full Interior and exterior appraisal report. 12/23/2021 - This is Junior Lien loan, not required for appraisal and this condition was cleared			Value is supported by 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	14			$1,053.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.692%		Full Documentation	QC Complete	xx
xx	H1NXCI1QNHI	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is onxxwith the appraised valuexx		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	19	$8,494.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.048%		Full Documentation	QC Complete	xx
xx	H2PWW5CBWP5	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: charged XX% allowed XX% over by +XX%				Appraisal has provided X comps to support the opinion of value.Appraisal has ticked on As is on XXXXXX with the appraised value XXXXXX		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	24	$8,166.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.981%		Full Documentation	QC Complete	xx
xx	H2R2XZODU25	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Final CD XX reflects (E & O Insurance) Title Endorsement Fee of XX and Transfer taxes Fee increased by XX, This fees are added for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Cure to the Borrower is required or COC is required.

															Resolved : XX - The Loan amount is increased from XX to XX on Closing disclosure dated XX. As result transfer tax fee increased. It is disclosed to borrower on CD dated XX. And TITLE - E & O INSURANCE FEE is paid to the title company. The aggregate total of the 10% bucket did not increase.					Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	1	$23,284.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.767%		Full Documentation	QC Complete	xx
xx	H2XUBHFYY1I	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged XX% Allowed XX% Over by +XX%						PUD	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	5	$17,189.34	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	43.506%		Full Documentation	QC Complete	xx
xx	H3TALV0ENSQ	xx	xx	Minnesota	Non-QM/Compliant	2	2	1	2	1	No	No		*** (OPEN) Property value and predominant value vary by more than XX% - EV 2 COMMENT: Property value and predominant value vary by more than XX%				Verified through X comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	0.08	$12,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	37.298%		Full Documentation	QC Complete	xx
xx	H4D01LRMRBJ	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$8,675.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.659%		Full Documentation	QC Complete	xx
xx	H5AE1WGDZ2F	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   High price mortgage test failed due to the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value is Supported by 3 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$11,666.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.653%		Full Documentation	QC Complete	xx
xx	H5EQ2CEOK04	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR).
While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														MD COMAR Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				High: xx, Low: xx & Confidence Score: H xx .		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	25	$14,835.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.455%		Full Documentation	QC Complete	xx
xx	HAFDKJRKBXQ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5		3	$3,731.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.909%		Full Documentation	QC Complete	xx
xx	HATJLRVFGIU	xx	xx	California	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB xx higher-priced mortgage loan test. (CA AB xx, California Financial Code Division 1xx(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA ABxx Higher-Priced Mortgage Loan Test: FAIL 10.073% 6.530% +3.543%

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

														Higher-Priced Mortgage Loan Test: FAIL 10.073% 6.530% +3.543%					1008 Document i missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	14.1	xx	13.3	$5,771.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.738%		Full Documentation	QC Complete	xx
xx	HBUWUJY4NL5	xx	xx	Michigan	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx% Allowed xx% Over By xx%				Verified Through 3 Comparables	Missing 1008 Missing Other disclosures	Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	7	$11,391.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.340%		Full Documentation	QC Complete	xx
xx	HCDABNPMBPC	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the DTI threshold test. This loan has a DTI of XX%.	*** (CURED) Wrong appraisal form for XXX XXX home - EV R COMMENT: As this is a XXX lien, XXX & XXX has been used for the property valuation. XXX form is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	15		4	$15,437.42	Mos Reviewed:16 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.783%		Full Documentation	QC Complete	xx
xx	HCIRGPG33ET	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: Property listed in past 12 months is for Senior loan dated xxxx						Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	35	$10,171.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.970%		Full Documentation	QC Complete	xx
xx	HCU2RRRYTJ3	xx	xx	Delaware	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test FAIL: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Allowed:8.770% Charged : 5.870% Overby : +2.900%	*** (CURED) Hazard Insurance - EV R COMMENT: Exception resolved due to correct data entry			AS IS with 3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	29	xx	2	$6,509.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.140%		Full Documentation	QC Complete	xx
xx	HCYCTT03XMR	xx	xx	Nevada	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   ROR is missing in the package.

														01/10/2022 -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.				Value supported by #3 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	7.5			$26,847.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	18.142%		Full Documentation	QC Complete	xx
xx	HDCPJZFPTKL	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the xx AB 260 higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in xx Financial Code. While the xx Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx % Over by: xx %				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx . With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	3.08	xx	20	$4,465.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.590%		Full Documentation	QC Complete	xx
xx	HDITOZ3LHY4	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: Charged:XX Allowed:XX Over by:+XX				Value Supported by X Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.75	xx	26.57	$7,451.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.991%		Full Documentation	QC Complete	xx
xx	HDKP3APME5I	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.271% allowed 6.500% over by +1.771%	*** (CURED) Compliance Testing - EV R COMMENT: This loan failed the qualified mortgage APR threshold test. Qualified Mortgage APR Threshold Test FAIL: charged 8.261% allowed 6.500% over by +1.761% Resolved: document received condition cleared *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan Amount less than $175,000.00, FICO score exceeds xx and CLTV is more than 90%. Hence 2nd valuation required. But there is no 2nd valuation report in loan files. Need 2nd valuation. Prior appraisal is present in the file along with CDA				Nmls link is not working .	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	7	$9,526.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.419%		Full Documentation	QC Complete	xx
xx	HG0D0ATFORE	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced  mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : 7.246% Allowed : 5.880% Overby : +1.366%						Single Family	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	0.75	$6,666.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.269%		Full Documentation	QC Complete	xx
xx	HGY3UDNTNTP	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct.

															Resolved 1/27/2022 :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.					Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$7,043.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.662%		Full Documentation	QC Complete	xx
xx	HGZ3FGWSJN4	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	5.67	xx	30	$11,458.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$0.00	29.453%		Full Documentation	QC Complete	xx
xx	HH2YU0GUD0V	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in file. Please provide the same. Resolved: document received condition cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	25	$11,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.725%		Full Documentation	QC Complete	xx
xx	HIHUM3M5VSJ	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.104% Allowed 5.940% Over by +2.164%	*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Missing W2 of B1 (XX) to verify. XX- Received W-2 for the borrower, therefore resolved exception *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net is available in the file			Verified with 3 comp properties		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	4.75	$7,233.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.606%		Full Documentation	QC Complete	xx
xx	HIREZDXKOAA	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This Loan Higher-Priced Mortgage Loan Test Fail   Charged: 7.866%   Allowed : 5.870%   Overby : +1.996%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennslyvania License prohibited fees test.         A search of NMLS Consumer Access on 11/14/2019 shows the originator has a Residential Mortgage Lender License.

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate Lock Agreement missing in File ,Such As will consider First Rate Lock date is xxx

														Rate lock agreement is present in the file.	*** (CURED) Appraisal dated after closing - EV R COMMENT: Value net report is present in the file *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	6	$13,085.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.607%		Full Documentation	QC Complete	xx
xx	HJF3TMABUGO	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Mortgage - Missing required ARM Rider - EV R COMMENT: Exception resolved due to correct data entry			Value Supported by xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	9.58	xx		$11,661.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.643%		Full Documentation	QC Complete	xx
xx	HJYY3M2YPPZ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 1 COMMENT: Final Closing disclosure is missing. Final CD is not required in the HELOC loans, so not required	*** (CURED) First Payment letter missing - EV R COMMENT: Provide first payment letter for the loan amount $ xx of the subject property. Received first payment letter			Property verified with 4 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	4	$11,122.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.535%		Full Documentation	QC Complete	xx
xx	HL02IWSRE4V	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Exception resolved due to correct data entry			Property condiiton inspection report is present		Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	22	$10,531.73	Mos Reviewed:36 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.345%		Full Documentation	QC Complete	xx
xx	HLBQ5AHOVRC	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Missing xx income calculation and closing worksheet missing xxxx : Required document not received. xxxx - Income worksheet received and this condition was cleared			Value supported by xx comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	14	$7,029.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.794%		Full Documentation	QC Complete	xx
xx	HMFUAG420IZ	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.922% Allowed: 6.490% Over by: +2.432% *** (OPEN) Appraisal Value - EV 1 COMMENT: AVM dated xx shows the property value as xx is more than xx of the Exterior report(BPO as is)Estimated value used xx.						Single Family	xx	xx	xx	Primary	Cash Out	xx	16.67	xx	14.67	$7,480.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.141%		Full Documentation	QC Complete	xx
xx	HMLFCWGQM5Z	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z . While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value is supported by 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	12.17	$20,489.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.244%		Full Documentation	QC Complete	xx
xx	HMYCMFYHMWP	xx	xx	California	Non-QM/Compliant	2	2	1	2	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 2 COMMENT: The Property Was Listed For Sale In 12 Months *** (OPEN) Settlement date is different from note date - EV 1 COMMENT: Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx				Appraisal has provided 7 comps to support the opinion of value Appraised has ticked As is on xx with Appraised value of $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	30	$24,500.02	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.530%		Full Documentation	QC Complete	xx
xx	HNFKBLGM0YD	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal Value Supported by 3 Comps , 5 Bedrooms and 3 Bathrooms.	Recent mortgage Statement document is missing in this file #**, #**, #**	PUD	xx	xx	xx	Primary	Cash Out	xx	1.47	xx	16	$6,478.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	16.502%		Full Documentation	QC Complete	xx
xx	HNIRXCTOWOU	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL            Charged:8.691%         Allowed: 6.550%           Over by: +2.141%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
														COMMENT: NC Rate Spread Home Loan Test Fail: Charged:8.691% Allowed: 6.550% Over by: +2.141%				Appraisal has 4 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	6.67	$5,604.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.931%		Full Documentation	QC Complete	xx
xx	HO0TGRXJKIK	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Mortgage is Not Recorded - EV 1 COMMENT: Mortgage Is Not Recorded				Appraisal Has Provider 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	20	$2,340.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.850%		Full Documentation	QC Complete	xx
xx	HO5LKLH4K5E	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with X comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	18	$6,845.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.143%		Full Documentation	QC Complete	xx
xx	HOGHFVAP54I	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %				Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	16	$7,429.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.615%		Full Documentation	QC Complete	xx
xx	HPIFTS2ZTOO	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.305% Allowed: 5.830% Over by: +0.475%						High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	8	$17,500.00	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage	xx	20.147%		Full Documentation	QC Complete	xx
xx	HPWXWQJC4US	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No							NLMS Web site is under maintenance due which couldn't verify the details. Going with the details which Under Writer has considered.	Single Family	xx	xx	xx	Primary	Cash Out	xx	7			$3,997.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.390%		Full Documentation	QC Complete	xx
xx	HQ12LHOA0NJ	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: Charged 7.169% Allowed 6.550% Over by +0.619%				AS per appraisal as is ,Verified with 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	7	$17,212.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.702%		Full Documentation	QC Complete	xx
xx	HQD2I3IUJ0M	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Missing Final 1003_Application - EV 1 COMMENT: Subject property tax amount is not matching with final 1003 (xxx monthly) and title document (xxx monthly)				Appraisal is provided in file with xx comparable properties.		Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	5.66	$9,796.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.177%		Full Documentation	QC Complete	xx
xx	HS11HMIWK25	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1
COMMENT:   This loan failed the higher-priced mortgage loan test. As
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL charged xx allowed xx over by xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	8	$13,100.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.630%		Full Documentation	QC Complete	xx
xx	HSCXVPGWKUN	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through X comps		PUD	xx	xx	xx	Primary	Cash Out	xx	18.66	xx	23	$16,961.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.362%		Full Documentation	QC Complete	xx
xx	HTF14FHQ4OW	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	6		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.587%		Full Documentation	QC Complete	xx
xx	HW0GCUMR2WF	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 8.641% Allowed : 6.730% Over By : +1.911%	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Final cd is missing in the file but compliance run and got TRID failed , "TRID Violation due to a fee increase on CD dated xx.  LE dated xxreflects a Mortgage Broker Fee at xx, however, Revised LE datedxx.  reflects the Mortgage Broker Fee at $464.00  This is a fee increase of $464.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fee." Required Valid COC and Cost to Cure.

Resolved : After further review TRID tolerance test has been passed.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.640%       Allowed: 6.730%     Over by: +1.910%

Duplicate.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "TRID Violation due to a fee increase on CD datedxx.  LE datedxx reflects a Mortgage Broker Fee at $0.00, however, Revised LE dated xx.  reflects the Mortgage Broker Fee at $464.00  This is a fee increase of $464.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fee." Required Valid COC and Cost to Cure.

xx: Valid cure document received from lender that resolve condition.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final closing disclosure is missing in the file , Provide Final closing disclosure with borrower signed .

Resolved : Received copy of Final CD dated xx.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage document is missing in the file , Provide mortgage document for second lien with borrower signed .

xx - Mortgage document is received which resolves the condition

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note document is missing in the file , Provide complete note with executed .

															xx - Note Document is received which resolves the condition			Verified with 6 comps	Final cd is missing so did not run complaince againe.	PUD	xx	xx	xx	Primary	Cash Out	xx	3.06	xx	33.06	$8,215.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.615%		Full Documentation	QC Complete	xx
xx	HWN2ETG3B0K	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 9.549% allowed 6.430% over by +3.119%				Value supported by #4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	4.08	$14,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.476%		Full Documentation	QC Complete	xx
xx	HX3DRIEPLF1	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 9 .132% Allowed : 5.820% Over by : +3.312%	*** (CURED) Credit report incomplete - EV R COMMENT: CREDIT INQUIRY seems xx one is Yes but credit supplement is missing to verify the balance, payment xxx : Provided xx document for credit inquiry and resolves this condition					PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	21	$7,583.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.695%		Full Documentation	QC Complete	xx
xx	HXHPCCH2PUN	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.380% Allowed 5.950% Over by +2.430%				Appraisal Contain 6 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	16.5	$10,032.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.184%		Full Documentation	QC Complete	xx
xx	HXJKZ1CZCOM	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 8.357% Allowed 6.550% Over by+1.807%

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: Appraisal Report reflects property listed for sale in past 12 months. The Subject transaction is a standalone second lien.				Appraisal has 4 Comparables.	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	4.33	$13,805.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.616%		Full Documentation	QC Complete	xx
xx	HXWZMHOZ4BH	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2.08	$5,913.91	Mos Reviewed:13 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.365%		Full Documentation	QC Complete	xx
xx	HXYZCRAHZKE	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in California Financial Code.
														While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) Appraisal Value - EV R COMMENT: Second Valuation Report missing for the Subject Property This is HLOC loans hence we have desk review and this condition was cleared *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Need full interior/exterior appraisal report for the Subject Property This is HLOC loans hence we have desk review and this condition was cleared			Appraisal is AS IS with 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	11	$7,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.848%		Alternative	QC Complete	xx
xx	HY2DTPZG3MX	xx	xx	Nevada	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Exception Resolved due to correct data entry					Single Family	xx	xx	xx	Investor	Cash Out	xx	3	xx	26	$34,034.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.907%		Full Documentation	QC Complete	xx
xx	HZZY3EVAP4N	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) ComplianceEase HOEPA Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan required escrow account test. ( 12 CFR §1026.35(b) )This loan fails to collect reserves for either:The payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, orThe loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; orThe payment of property taxes for condominium, or high rise condominium, or planned unit development.Except as provided in 1026.35(b)(2) regarding exemptions, a creditor may not extend a higher-priced mortgage loan secured by a first lien on a consumer's principal dwelling unless an escrow account is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property

*** (OPEN) ComplianceEase Risk Indicator is "Critical" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) Mortgage history for XXXXXX XXXXXX less than 12 months - EV 1
														COMMENT: Property has been purchased by the borrower in XXXXXX and this is a refinance transcation.						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	1.08	$12,500.00	Mos Reviewed:9 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.518%		Full Documentation	QC Complete	xx
xx	I03MPSQBSBO	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 6 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	0.41	$14,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.193%		Full Documentation	QC Complete	xx
xx	I0DRCBHVSLB	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test				Appraisal report is supported with #3comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	18	xx	29.75	$10,914.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.638%		Full Documentation	QC Complete	xx
xx	I154LX144GJ	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Provide verbal verification of employment for the borrower xx from the current employer xx within 10 business days from the Note date to verify the current employment status. Additional conditions may apply upon the receipt of document.			Verified through 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	3	$6,624.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.394%		Full Documentation	QC Complete	xx
xx	I1KYVJRIEQD	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
														COMMENT: This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.				Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	22	$7,565.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.972%		Full Documentation	QC Complete	xx
xx	I24XE51ZWJH	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. xx xx is available in the loan file. xx form is present in the file			Appraisal has provided 4 comps to support the opinion of value Appraised has ticked As is on xx with Appraised value of $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3		0.58	$4,428.00	Mos Reviewed:24 Times 1X30:1 Times 1X60:1 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.214%		Full Documentation	QC Complete	xx
xx	I2SLAK0ZHKG	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR §xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	2	$11,375.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.352%		Full Documentation	QC Complete	xx
xx	I3MRMLRZXIP	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z				Vlaue supported by #3 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	1.83	$9,736.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.565%		Full Documentation	QC Complete	xx
xx	I3O3BRLCW5S	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.  Higher-Priced Mortgage Loan Test: FAIL      Charged: xx     Allowed:  xx     Over by: xx

*** (OPEN) Automated Appraisal Review Missing - EV 1
COMMENT:   Value Net Is available No other appraisal documents required

*** (OPEN) Misrepresentation of Employment - EV 1
														COMMENT: As the borrower employment is on leave status - The lender must document the borrowers agreed-upon date of return by obtaining LOE, either from the borrower or directly from the employer. VOE is active in file						Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	10	$7,261.34	Mos Reviewed:54 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.228%		Full Documentation	QC Complete	xx
xx	I3ZRT4WHJPG	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: xx income calculation and approval is missing in file. Not Required as per the 2nd lien					PUD	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	6	$10,787.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.833%		Full Documentation	QC Complete	xx
xx	I4NRXY5EEQ1	xx	xx	Illinois	Non-QM/Compliant	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL charged: xx allowed: xx over by :xx				Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	1	$12,731.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.939%		Full Documentation	QC Complete	xx
xx	I5DUZQL05XU	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	3	$7,909.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.129%		Full Documentation	QC Complete	xx
xx	IAGDHOCAEMJ	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 7.879% Allowed : 6.280% Over By : +1.599%	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to fees increased on CD Dated xx. LE Dated xx Reflects Transfer Taxes at $393, However Revised CD Dated xx Reflects Transfer Taxes at xx, this fee increased of xx for a non shop able fee with exceeds of 0 tolerance. Resolved : The Loan amount is increased from xx to xx on Closing disclosure dated xx. As result transfer tax fee increased And it is disclosed to borrower on CD dated xx.			Appraisal Report is there. Page # 287		PUD	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	20	$14,651.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.966%		Full Documentation	QC Complete	xx
xx	ICR1MDYSDKL	xx	xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Missing legal documents for senior or subordinate lien - EV R COMMENT: The loan package does not contain income worksheet and closing worksheet which are the main source of data . please provide the required documents.					PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	31	$14,891.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.933%		Full Documentation	QC Complete	xx
xx	IDAIPCTFPQO	xx	xx	Arizona	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx, Allowed: xx, Over by: xx				As per appraisal as is , # xx comparable sale.		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	0.83	$10,897.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.999%		Full Documentation	QC Complete	xx
xx	IDSEU0OTXJF	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the xx  260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the xx  Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														xx 260 Higher-Priced Mortgage Loan Test FAIL : Charged xx % Allowed xx % Over by xx %				Verified through 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	11	$8,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.990%		Full Documentation	QC Complete	xx
xx	IDUQTBHXZHN	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 7.884% allowed 6.030% over by +1.854%	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Provide verbal VOE for borrower XX. From XX dated within 10 business days of closing.			Appraisal report is having property photos and with the appraised value of XX.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.91	xx	1.91	11666.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.884%		Full Documentation	QC Complete	xx
xx	IEGFWUOVY0W	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Property verified with X comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	4	xx	16	$3,826.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.975%		Full Documentation	QC Complete	xx
xx	IEMXVXUGCBW	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR xx(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date

															Resolved : Updated response from lender					Single Family	xx	xx	xx	Primary	Cash Out	xx	4.25	xx	0.66	$5,416.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.742%		Full Documentation	QC Complete	xx
xx	IFCOKEP2XMH	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 6.765% Allowed:6.350% Over by:+0.415%				Subject property appears to be occupied. If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work. Instead, the appraiser should make an independent evaluation of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$8,995.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.163%		Full Documentation	QC Complete	xx
xx	IH5T1VXMV0T	xx	xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No						CLTV Should be 80%,		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	32	$10,596.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.934%		Full Documentation	QC Complete	xx
xx	IHKCJSK5RE1	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:8.031% Allowed:5.780% Over by: +2.251%				1)Appraisal done with three comparables 2) The subject has not been offered for sale in the last twelve months per available data sources. 3)Condition was estimated based on the visual appearance from this viewing with consideration given to any deferred maintenance noted. 4)Information for the subject was gathered from online data and third party inspection		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	12.58	$4,390.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.605%		Full Documentation	QC Complete	xx
xx	II1FZ1MYYH2	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	6	$5,557.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.661%		Full Documentation	QC Complete	xx
xx	IISBY5PNLPA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	4	xx	10	$12,512.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.155%		Full Documentation	QC Complete	xx
xx	IJ2NGACVKLY	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL Charged 6.632% 6.600% +0.032%				Appraisal with #3 comparable properties		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	4	$12,194.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.291%		Full Documentation	QC Complete	xx
xx	IJBOH41CZU3	xx	xx	Michigan	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 6.130% 5.850% +0.280%				Appraisal has 5 comparable with different market based value properties	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	2.08	xx	18	$10,416.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.938%		Full Documentation	QC Complete	xx
xx	IKYYBMCDEFH	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing or error on the Rate Lock Document - EV R COMMENT: Exception resolved due to correct data entry				Some fields left blank which source require from final however final CD not in file or not stacking by loan set up team	PUD	xx	xx	xx	Primary	Cash Out	xx	9		24	$15,151.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.770%		Full Documentation	QC Complete	xx
xx	IL3XMHBL3X2	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	3.4	$10,574.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.270%		Full Documentation	QC Complete	xx
xx	IL4BVNBHVZU	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.230% Allowed: 6.510% Over by: +1.720%				Appraisal done with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	4	$21,902.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.154%		Full Documentation	QC Complete	xx
xx	IL5VPO0K54K	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	19	$29,222.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	13.367%		Full Documentation	QC Complete	xx
xx	IMXDCX50XWO	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 4 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$8,451.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.378%		Full Documentation	QC Complete	xx
xx	IMZWRRFQZXK	xx	xx	Wisconsin	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged XX% XX% +XX%				Apprisal has provided #X comps to support the openion of value. Appraisal has ticked on XX on XXXXXX ,with the appraised value $XXXXXX		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	10	$8,224.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.818%		Full Documentation	QC Complete	xx
xx	IO2XZZJN0ID	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan.

As defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														High Price Mortgage Loan: Fail Loan Data: 6.560% Comparison Data: 6.280% Variance : +0.280%				Appraisal supports by 3 Comp.		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	6	$6,120.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.658%		Full Documentation	QC Complete	xx
xx	IP3VPMYEJU2	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Missing Final 1003 of borrower (Joseph Greisch) Received final 1003 *** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: There is no appraisel value in Standard PCI - Property Condition Inspection XX - This is Junior lien hence desk review report is present in this file and this condition was cleared				NMLS Site is Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	25	xx	18	$16,714.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.701%		Full Documentation	QC Complete	xx
xx	IP4HHVTLIKL	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.963% Allowed: 5.780% Over by: +2.183%	*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Missing Initial Application datedxxsigned by the LO. xx : Provided initial Application dated on xxand resolves this condition *** (CURED) Reverification within 10 days is missing - EV R COMMENT: Missing Verbal Verification. xx- Already received documents					PUD	xx	xx	xx	Primary	Cash Out	xx	1.75	xx	2.17	$7,786.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.107%		Full Documentation	QC Complete	xx
xx	IPCPTQMBUVD	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Initial 1003_Application - EV R COMMENT: LO signature missing on Initial 1003 xx - Initial 1003 document received and this condition was cleared			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.42	xx	2	$7,553.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.591%		Full Documentation	QC Complete	xx
xx	IPR2ZDXQDBT	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the MD COMAR Higher-Priced Mortgage Loan Test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal valued as is xx comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	2.4	$12,094.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.426%		Full Documentation	QC Complete	xx
xx	IPVICKBTN4Y	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided XX comps to support the opinion of value.Appraisal has ticked on XX is on XXXXXX with the appraised value XXXXXX.00		PUD	xx	xx	xx	Primary	Cash Out	xx	5.16	xx	3	$8,916.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.310%		Full Documentation	QC Complete	xx
xx	IQ4TP5SUALM	xx	xx	Oklahoma	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.465% Allowed 5.960% Over by +2.505%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This is Standalone fixed product, Residential appraisal report not available. Hence Appraisal form type selected as Desk Review for property valuation. Valuenet form is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	4	$10,775.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.482%		Full Documentation	QC Complete	xx
xx	IQIN4XAUNI3	xx	xx	New Jersey	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 9.155% allowed 6.640% over by +2.515%				Appraisal has provided 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	7	$5,732.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.986%		Full Documentation	QC Complete	xx
xx	IQLYQFVCUFU	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 6 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	0.1	xx	20	$11,345.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.643%		Full Documentation	QC Complete	xx
xx	IQU0A0MBGLJ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Secondary	Cash Out	xx	2	xx	21	$27,393.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.592%		Full Documentation	QC Complete	xx
xx	IRB1XNZ2S52	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR §xx (a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	10	$14,333.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	37.826%		Full Documentation	QC Complete	xx
xx	IRGEHCQHY1F	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged xx % xx % xx %				Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx . With the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	29	xx	36	$9,333.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.498%			QC Complete	xx
xx	IRX3FGQL4MD	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (xxx, California Financial Code Division xx (a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged: 6.529% Allowed: 5.860% + over by: 0.669%				used xx comparables to support the opinion value of appraisar ticketed on xxx with value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	4.25	$7,162.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.481%		Full Documentation	QC Complete	xx
xx	ISKKIMFLWOJ	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5			$2,014.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.541%		Full Documentation	QC Complete	xx
xx	ISOKD2PPOD5	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged xx Allowed xx Over by xx				Appraisal supports by 3 Com		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	38	$5,877.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.355%		Full Documentation	QC Complete	xx
xx	ISVQMDBLL0G	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx      Allowed:  xx     Over by: xx

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

														PA State License - PA license is validated per NMLS site				Appraisal has Provided 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	20	$16,071.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.639%		Full Documentation	QC Complete	xx
xx	ISX3Z4P3XKD	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 7.107% Allowed 5.970% OVerby +1.137%	*** (CURED) Escrow for MI but no MI cert in file - EV R COMMENT: Exception resolved due to correct data entry *** (CURED) Missing proof of hazard insurance - EV R COMMENT: Exception resolved due to correct data entry			Appraisal has provided xx comps to support the opinion of value Appraised has ticked on xxx with Appraised value of xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$17,217.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	8.367%		Alternative	QC Complete	xx
xx	IT5KH5A4YB5	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 9.998% allowed 6.590% over by +3.408%				Verified through 3 comps	NMLS site down,	Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	30	$9,069.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.064%		Full Documentation	QC Complete	xx
xx	ITEZHJINNTR	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.517% Allowed: 5.840% Over by: +2.677%				Value supported by #3comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$6,668.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.519%		Full Documentation	QC Complete	xx
xx	IVS2TSP1KLS	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				CLTV Value mismatches with the tape data		PUD	xx	xx	xx	Primary	Cash Out	xx	3.75	xx	20	$5,802.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.482%		Full Documentation	QC Complete	xx
xx	IWP0Q23K04K	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Provide verbal verification of employment for the borrower xx from the current employer xx within 10 business days from the Note date to verify the current employment status. Additional conditions may apply upon the receipt of document. xx:Condition has been resolved.			Appraisal value supprots by 3 Comp .		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	7.41	$14,583.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.267%		Full Documentation	QC Complete	xx
xx	IX5TY4P5FI1	xx	xx	California	Non-QM/Compliant	3	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over By : xx *** (OPEN) Mortgage history for primary residence less than 12 months - EV 2 COMMENT: Borrower purchased the property in 2020 & doing a refinance transaction.	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §xx(h) , transferred from 12 CFR §xx(h) )The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

Resolved : After further review the TILA foreclosure rescission finance charge test has been passed.

*** (CURED) Wrong appraisal form for single family home - EV R
COMMENT:   Desk review & AVM has been used for the appriased values.

															Valuenet form is present in the file			1004 Appraisal 3 Bedrooms and xx Bathrooms		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	45	$7,563.28	Mos Reviewed:6 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.502%		Full Documentation	QC Complete	xx
xx	IXC3BSRXL4F	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx *** (OPEN) Missing or error on the Rate Lock Document - EV 1 COMMENT: this loan missing rate lock document and we consider initial LE lock date as rate lock document page.	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD missing in this loan Resolved : xx- Received copy of Initial closing disclosure dated xx *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: initial CD document missing. Resolved : xx- Received copy of Initial closing disclosure dated xx					PUD	xx	xx	xx	Primary	Cash Out	xx	6.83	xx	13.91	$7,194.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.035%		Full Documentation	QC Complete	xx
xx	J0ZNUAFPHGO	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overbuy :xx						PUD	xx	xx	xx	Primary	Cash Out	xx	3			$1,145.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.579%		Full Documentation	QC Complete	xx
xx	J1MI0D3H5CC	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on XX with the appraised value XX		Single Family	xx	xx	xx	Primary	Cash Out	xx	18.83	xx	20	$21,239.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.000%		Full Documentation	QC Complete	xx
xx	J2FL2LGC5VT	xx	xx	Pennsylvania	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx	As per Le T& I updated as yes application 2 page# 219 refer nmls down	Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	13.33	$12,916.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.238%		Full Documentation	QC Complete	xx
xx	J2IXSAJTCEX	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged: 8.988% Allowed: 6.550% Over by: +2.438%				Appraisal has provided 6 comparable	NMLS Site is not worked so updated Lender License as per FCD Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	PUD	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	15	$9,041.07	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.030%		Full Documentation	QC Complete	xx
xx	J2TLRPTFULI	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Appraisal has xx Comprable		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	13	$9,202.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.858%		Full Documentation	QC Complete	xx
xx	J3BSHEWNOPN	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test.as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Maryland Regulations . Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx	*** (CURED) Missing Appraisal - EV R COMMENT: Appraisal is Missing.Need appraisal with full interior and exterior inspection of subject property. xx: This loan is standalone 2nd lien, Desk review and AVM available in file, hence full appraisal report not required.					Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	21	$9,389.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.206%		Full Documentation	QC Complete	xx
xx	J3G50TD0ZKZ	xx	xx	Delaware	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First payment letter is missing in File Loan amount is xxx Received first payment letter					Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	11	$34,166.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.891%		Full Documentation	QC Complete	xx
xx	J53ZAMFS23E	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Supports 3 Comp's.		PUD	xx	xx	xx	Primary	Cash Out	xx	18	xx	12	$5,393.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.237%		Full Documentation	QC Complete	xx
xx	J5LG45F3KQO	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: Predominant Value XX is less than 50% of the actual appraisal value XX.						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	9	$4,537.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.438%		Full Documentation	QC Complete	xx
xx	J5OHOKQCYN1	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.187% Allowed: 5.840% Over by: +0.347%				Appraisal supports by xx COmp		PUD	xx	xx	xx	Primary	Cash Out	xx	2.41	xx	4	$6,250.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.332%		Full Documentation	QC Complete	xx
xx	JA3O5GJNB4O	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Verified with 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	25	$14,722.00	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.598%		Full Documentation	QC Complete	xx
xx	JADNNG44RPI	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide Lender Income Calculation Worksheet Or Closing Worksheet			Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on xxx with Appraised value of xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.02	xx	13	$30,625.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	18.073%		Full Documentation	QC Complete	xx
xx	JAJWYIN0Y5G	xx	xx	Minnesota	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.510% Allowed: 5.800% Over by: +0.710%	*** (CURED) LTV or CLTV exceeds 104% - EV R COMMENT: Exception resolved due to correct data entry			Property Verified with 5 comparables.	NMLS Site Down so Can't Update Lender Lic No	PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	20	$31,220.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.575%		Full Documentation	QC Complete	xx
xx	JBMQSII5HFA	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No		*** (OPEN) Final 1003 does not has LO sign - EV 1 COMMENT: LO has not signed Iniital/Final 1003				Appraisal is AS IS has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	15.57	$2,386.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.015%		Full Documentation	QC Complete	xx
xx	JBV42XLWBCT	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Value Supported by 3 Bedrooms and 2 Bathrooms.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	3	$15,394.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.314%		Full Documentation	QC Complete	xx
xx	JBVULF0YZFO	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: Final CD reflects closing date as xxx. Notary's signature date on the Mortgage/Deed of Trust is xxx. Note date is xxx.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4.75	xx	2	$21,115.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.131%		Full Documentation	QC Complete	xx
xx	JC3I4HQ2PXU	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	3	$10,993.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.783%		Full Documentation	QC Complete	xx
xx	JDAY04JWCQ0	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Hazard Insurance - EV R COMMENT: Mortgagee clause of the lender - xxx missing in the Hazard insurance of the subject property Mortgage clause not required as per the lender			Verified with xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx		$6,847.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.742%		Full Documentation	QC Complete	xx
xx	JEEZ5DSLFCM	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL : charged 6.957% allowed : 6.570% over by : +0.387%				Verified through 4 comps	NMLS Site down	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$4,779.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.915%		Full Documentation	QC Complete	xx
xx	JGHKZ31XFQJ	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Typical home and landscaping for neighborhood.		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	9	$6,613.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.605%		Full Documentation	QC Complete	xx
xx	JID00TDNISH	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 7.554% Allowed: 5.790% Over by: +1.764%				Value is Supported by 4 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.92	xx	4	$6,283.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.670%		Full Documentation	QC Complete	xx
xx	JIMTW4C1WPB	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) The COC is missing - EV R COMMENT: Charges Cannot Increase Test Fail due to a fee increase on CD dated xx LE dated xx reflects Discount points Fee at xx, however, Revised CD dated xx reflects the Discount points Fee xx. This ia a fee increase of xx We Dont have Required Valid COC and Cost to Cure. Resolved : The Loan amount increased and rate was decreased on CD dated xxxx & xxxx. As result the discount points fee is increased. It is disclosed to borrower on CD dated xxxx & xxxx.			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	4	$5,934.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.909%		Full Documentation	QC Complete	xx
xx	JJPEIZKNQ3V	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 3 comparables	NMLS Site Down RESPA Comforming year by default if taken RESPA Comforming year:xx TRID	PUD	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	7.5	$9,965.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.675%		Full Documentation	QC Complete	xx
xx	JK5GK1WDVNA	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 6.687% allowed 6.640% over by +0.047%						PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	17	$6,252.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.266%		Full Documentation	QC Complete	xx
xx	JKX3XLKQEAT	xx	xx	Indiana	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: CE Results is Moderate due to State Regulations Test failed. Resolved :As per Lender responce Updated late fee charges			Appraisal has 5 Comprables		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$8,358.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.905%		Full Documentation	QC Complete	xx
xx	JLQN03NAN4P	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Vlaue supported by #3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	33	$6,494.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.842%		Full Documentation	QC Complete	xx
xx	JQMMB3MINOM	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net form present in the file					Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	0.5	$4,288.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.744%		Full Documentation	QC Complete	xx
xx	JQV2ALYVPFJ	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan Fail the Higher-Priced Mortgage Loan Test: Charged:  7.343% Allowed: 6.590% Overby: +0.753%

This loan failed the higher-priced mortgage loan test. ( 12 CFRxxx(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Appraisal Has Provided 6 Comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5.05	xx	6.67	$3,416.40	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.076%		Full Documentation	QC Complete	xx
xx	JSL2KWXBSZW	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net form is present in the file			Appraisal done with 6 comparables		Single Family	xx	xx	xx	Secondary	Cash Out	xx	24	xx	6	$7,711.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.287%		Full Documentation	QC Complete	xx
xx	JW35DR4RTLK	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 3 comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	4	$2,909.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.870%		Full Documentation	QC Complete	xx
xx	JW4EGMBR4A3	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: The Lein Is Standalone Second Lein. An External Evaluation Is Provided In The Loan File . But we need the full appraisal			Property Verified with 9 COMP		Single Family	xx	xx	xx	Primary	Cash Out	xx	28	xx	10	$7,436.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.234%		Full Documentation	QC Complete	xx
xx	JWDHUIO35FZ	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed Qualified Mortgage Safe Harbor Threshold Test: This is a non QM loan

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Allowed : 5.770%, Charged: 5.976% Overby: +0.206%						Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	8		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.444%		Full Documentation	QC Complete	xx
xx	JWYXBA3TVJ2	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	6	$7,265.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.639%		Full Documentation	QC Complete	xx
xx	JXHKQUPDZAP	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: charged xx allowed xx over by xx						PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	5	$14,332.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.407%		Full Documentation	QC Complete	xx
xx	JXHLRVIDD1A	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal Value supportd by xx, xx Bedrooms and xx Bathrooms.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	25	$12,823.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.692%		Full Documentation	QC Complete	xx
xx	JXP0CS1PAQS	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	1.9	$13,131.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.763%		Full Documentation	QC Complete	xx
xx	JYF1MLFC2XO	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx				Value is Supported by 3 Comp No adverse Conditions noted.		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	10	$6,509.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.614%		Full Documentation	QC Complete	xx
xx	JYLPBJX0LJM	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx% Allowed : xx % Over By : xx %	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Need full interior/exterior appraisal report for the subject properety xx - This is HLOC loans hence we have desk review and this condition was cleared			Appraisal is AS IS with 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	24	$6,926.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	18.471%		Full Documentation	QC Complete	xx
xx	JYUHIDYBDFK	xx	xx	Washington	Non-QM/Compliant	4	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	1.66	$11,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.789%		Full Documentation	QC Complete	xx
xx	JZBTC2N33H1	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	9	xx	11	$16,627.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	12.457%		Full Documentation	QC Complete	xx
xx	K01TVPEAW2K	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged xx allowed xx over by xx				Appraisal has xx Comparables.	NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	0.5	$7,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.417%		Full Documentation	QC Complete	xx
xx	K0AODMB1U4P	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	35	$45,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.999%		Full Documentation	QC Complete	xx
xx	K1UEMZQPB3F	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: Late charge is 5% and grace period is 30 days as per HELOC agreement. *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1 COMMENT: This loan failed Late fee and Grace period test.				Appraisal Value Supported by 5 Comps,3 Bedrooms and 2.1 Bathrooms.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	23	$9,147.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.265%		Full Documentation	QC Complete	xx
xx	K31ALRZ4NBM	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL :Charged:9.386% Allowed:6.330% Overby:+3.056%				Value Supported by 4 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	7.5	$5,648.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.201%		Full Documentation	QC Complete	xx
xx	K35MOFKGZET	xx	xx	Colorado	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Excessive DTI - EV R COMMENT: Exception resolved due to correct data entry			Property Verified with X comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.05			$8,977.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$0.00	44.676%		Full Documentation	QC Complete	xx
xx	K3JFSYS0UBR	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: This loan failed the federal undiscounted rate validation test.The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate. The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged. Resolved xx :- Undiscounted rate test not required for the state.					PUD	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	7	$26,543.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.772%		Full Documentation	QC Complete	xx
xx	K3O3SR1TBYE	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   Higher-Priced Mortgage Loan Test:Fail

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL 8.218% 6.540% +1.678%

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   State Regulations Restricted Fees

The loan charges a fee not provided for in the act. A lender is prohibited from charging fees, except those provided for in this act
Lender Prohibited Fees Test: FAIL $xx $xx +xx

Administration Fee paid by Borrower: xx

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Compliance failing for State Regulations. PA License Validation Test.  In the state of PA, lender is licensed under state ID# xxx and NMLS ID #1xxxper NMLS web site.
License issue and status is validated via NMLS Site

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: As per Appraisal property was listed for sale in past 12 months.						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.67	xx	8.67	$11,835.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.437%		Full Documentation	QC Complete	xx
xx	K4RTGU1PQUL	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Require completed AVM for the property *** (CURED) Missing Appraisal - EV R COMMENT: Require complete AVM report for the subject property *** (CURED) The Appraisal License is Missing - EV R			High: xxxx Low: xxxx Confidence Score: H xxxx Received Property Condition Inspection		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	36	$6,588.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.157%		Full Documentation	QC Complete	xx
xx	K50JMWQ5LUR	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: xx   Allowed: xx  Over by:  xx

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: Updated as per Appraisal document					Missing appraisal	PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	10	$5,407.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.886%		Full Documentation	QC Complete	xx
xx	K551K0XPP3I	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Exception resolved due to correct data entry			Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	23	xx	9.22	$14,149.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.942%		Full Documentation	QC Complete	xx
xx	K5JWYHEELAC	xx	xx	Colorado	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%						PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	0.25	$9,195.56	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.002%		Full Documentation	QC Complete	xx
xx	KAPY0NSQEPE	xx	xx	Minnesota	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged xx Allowed xx Overby xx				Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	11	$14,612.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.794%		Full Documentation	QC Complete	xx
xx	KBY2DTAMPID	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   1) This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.   While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL            Charged: 8.002%               Allowed: 6.520%               Over by:+1.482%

2) Compliance failing for State Regulations. PA License Validation Test.  In the state of PA, lender is licensed under state ID# 57163. as a Mortgage Lender License per NMLS web site.

*** (OPEN) Missing Initial 1003_Application - EV 2
COMMENT:   Missing 1st page of Initial 1003.

*** (OPEN) Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) - EV 2
COMMENT:   Borrower is unmarried as per title & final 1003 reflects as married. Marital status mismatch.

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   Non specific lender credit amount  has decreased by $2.75 in CD , however a cure for the same has already been given on section J of Final CD, hence accepted.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 1
COMMENT:   "TRID fee violation for +$296.10 due to fee increase greater than a 10% increase in  fees in Section B for a Deed Recording fee ($100.00 ) and in Section E ,Recording Fee increased by  ($256.50)  however cure for the same has given on section J of final CD , hence accepted.

*** (OPEN) Income documentation does not meet guidelines - EV 1
														COMMENT: Missing VVOE document for both borrowers xx.				Done with 3 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	5	$9,283.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.748%		Full Documentation	QC Complete	xx
xx	KCJSTP1KSQO	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

 While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value is supported by 5 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	4.83	xx	5.83	$11,221.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.302%		Full Documentation	QC Complete	xx
xx	KCOAHRMDAGI	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged 8.729% allowed 5.870% over by+2.859%						PUD	xx	xx	xx	Primary	Cash Out	xx	11	xx	6	$9,336.65	Mos Reviewed:38 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.591%		Full Documentation	QC Complete	xx
xx	KDVG43QTFOH	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 7.726% Allowed 6.640% Overby +1.086%				Appraisal is AS IS with 3 Comps	NMLS website error	PUD	xx	xx	xx	Primary	Cash Out	xx	16	xx	18	$7,092.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.600%		Full Documentation	QC Complete	xx
xx	KEIRHPYALYD	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL:Charged:6.525% Allowed:5.880% Over By :+0.645%				As per appraisal as is ,Comparable 6.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	40	$5,858.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.991%		Full Documentation	QC Complete	xx
xx	KEYU5PC53FJ	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL charged xx allowed xx over by xx	*** (CURED) Letter of explanation for addresses reported in the credit report - EV R COMMENT: Require LOX for additional address xx in xx W2 of borrower. LOX received for additional address *** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID fee violation for xx due to increase in appraisal fee by xx and transfer tax by xx. valid COC required to cure the violation. xx - COC document is provided and this condition was cleared			Appraisal has provided 5 comps to support the opinion of value Appraised has ticked As is on xx, with Appraised value of xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.1	xx	1.9	$10,842.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	38.805%		Full Documentation	QC Complete	xx
xx	KFOLSY4HWCJ	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Verified through 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	14	$16,640.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.628%		Full Documentation	QC Complete	xx
xx	KFS0MN3CAYM	xx	xx	Arizona	Non-QM/Compliant	4	1	1	1	1	No	No		*** (OPEN) Wrong appraisal form for single family home - EV 1 COMMENT: Need Full Appraisal Report (1004) We have drive by report present in the file, which is acceptable as per the guidelines, no further documentation is required				Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on **. With the appraised value $**		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.1	xx	5	$7,177.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.574%		Full Documentation	QC Complete	xx
xx	KFTM5BNSBYP	xx	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	4.42	0	0.25	$10,384.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.249%		Alternative	QC Complete	xx
xx	KG5HELWHZMT	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined inRegulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 9.185% 5.810% +3.375%				Appraisal Contains 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	11	$7,581.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.889%		Full Documentation	QC Complete	xx
xx	KGALCXD0OPP	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing or error on the Rate Lock Document - EV R COMMENT: Missing Rate lock agreement in the package Resolved:Received Rate lock document and solved the condition.					PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	22	$17,407.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.875%		Full Documentation	QC Complete	xx
xx	KGDPCOKICY0	xx	xx	New Hampshire	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.758%       Allowed: 6.000%     Over by: +1.758%

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Missing a Rate Lock Agreement signed by the Borrower

														The rate lock date is provided on loan estimate.	*** (CURED) Hazard Insurance - EV R COMMENT: Mortgagee clause of the lender - xxx , LLC missing in the Hazard insurance Mortgage clause not required as per the client			Appraisal has provided 4 comps to support the opinion of value Appraised has ticked As is onxxx, with Appraised value of xxx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	7		5	$4,413.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.242%		Full Documentation	QC Complete	xx
xx	KGPUSFLWSW0	xx	xx	Indiana	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL 8.175% 5.760% +2.415%				Appraisal with #6 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	11.66	$20,995.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.299%		Full Documentation	QC Complete	xx
xx	KHABFY33FWT	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	1.02	$11,366.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.074%		Full Documentation	QC Complete	xx
xx	KHFAPUWDRZI	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Missing initial closing disclosure. Resolved - Initial CD received dated xx hence condition completed. *** (CURED) Mortgage missing / unexecuted - EV R COMMENT: Mortgage document is missing (Subordinate) xx- Mortgage document is received and this condition wad cleared *** (CURED) Note is missing or unexecuted - EV R COMMENT: Note document is missing (Subordinate) Received Note *** (CURED) Right of Rescission missing or unexecuted - EV R COMMENT: Missing Right of Rescission document. ROR is updated in disclosure screen				Appraisal Document is missing Note document i missing security deed document is missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	6	$10,062.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.160%		Full Documentation	QC Complete	xx
xx	KHV2IDYU4UZ	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception Resolved due to correct data entry			Aprsl is AS IS with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.25	xx	2.25	$1,632.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.246%		Full Documentation	QC Complete	xx
xx	KIDPCFZ0OPR	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : XX% Allowed : XX% Over By : +XX%				Value Supported by X Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	19	$8,215.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.620%		Full Documentation	QC Complete	xx
xx	KIVC43Y504T	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	27			$4,801.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.261%		Full Documentation	QC Complete	xx
xx	KJISNZJNYEK	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						The subject appears to be occupied. If this inspection is to be used by an appraiser to develop an appraisal report, any statements herin expressing the data collector's opinion should not be incorporated into the appraiser's work. Instead, the appraiser should make an independent evolution of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP.		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	14	$4,940.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.680%		Full Documentation	QC Complete	xx
xx	KKQDGR3NEFB	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged xx Allowed xx over by xx				Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$6,607.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.369%		Full Documentation	QC Complete	xx
xx	KL5E5VTP1I4	xx	xx	Ohio	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal has provided xx comparables to support the opinion of value		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.17	xx	21.67	$7,806.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.137%		Full Documentation	QC Complete	xx
xx	KMX0ITTN1GG	xx	xx	Louisiana	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%				Value is supported by 4 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	17	$4,225.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.016%		Full Documentation	QC Complete	xx
xx	KNFVVQEP3NM	xx	xx	Delaware	Non-QM/Compliant	3	1	1	1	1	No	No							"We have ** in the file no other appraisal is required"	PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	1	$4,781.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.737%		Full Documentation	QC Complete	xx
xx	KNR0JCZGFAA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Property value and predominant value vary by more than xx - EV 1 COMMENT: Predominant value is correct as per appraisal.						PUD	xx	xx	xx	Primary	Cash Out	xx	1.42	xx	17	$18,321.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.699%		Full Documentation	QC Complete	xx
xx	KOIC0T4B2Y4	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	17	$15,701.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.827%		Full Documentation	QC Complete	xx
xx	KOIVDRRXKUW	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Automated Appraisal Review Missing - EV 1 COMMENT: We have value net appraisal in the file no need additional appraisal						PUD	xx	xx	xx	Primary	Cash Out	xx	22			$6,986.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.570%		Full Documentation	QC Complete	xx
xx	KOVZOQVIUXX	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   This loan failed the brokerage/finder fee test.

The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.

Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Brokerage/Finder Fee Test: FAIL Charged $ xx  Allowed $ xx  Overby+$ xx

														In TN state rule for Mortgage broker fee is only applicable for primary lien mortgage.						Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	15	$8,946.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	41.917%		Full Documentation	QC Complete	xx
xx	KP42ETT3OYE	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value supported by 3 comparables.	"We have xx in the file no other appraisal is required"	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	3	$6,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.257%		Full Documentation	QC Complete	xx
xx	KQOB4AJLYXP	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) LTV or CLTV exceeds 104% - EV R COMMENT: Correct value is updated for the Value used by lender for LTV Recalculated LTV/CLTV is 1xx					PUD	xx	xx	xx	Primary	Cash Out	xx	20		0	$4,483.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	12.842%		Full Documentation	QC Complete	xx
xx	KR4VCAYNTPD	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Appraisal Report missing in File. This is junior Lien loan, not required full appraisal, however we received AVM document			High: $xxx Low: $xxx Confidence Score: H (0.068)		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	10	$9,190.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.293%		Full Documentation	QC Complete	xx
xx	KSF43KGHCMV	xx	xx	Pennsylvania	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 3 comps		PUD	xx	xx	xx	Primary	Refinance	xx	0.25		10	$14,140.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.115%		Full Documentation	QC Complete	xx
xx	KSRT22OBHGJ	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL :  Charged    7.654% Allowed   5.820%  Over by   +1.834%

*** (OPEN) Missing Initial 1003_Application - EV 1
														COMMENT: LO Signature is missing in initial 1003.				verified with 5 comp properties		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	3	$11,169.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.993%		Full Documentation	QC Complete	xx
xx	KSV22RDHSYM	xx	xx	Kansas	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged xx Allowed xx Overby xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	16.258%		Full Documentation	QC Complete	xx
xx	KTYZLWYFONZ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in California Financial Code.

														While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.340% Allowed: 6.530% Over by: +1.810%				Appraisal has provided 7 comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	20	8141.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.642%		Full Documentation	QC Complete	xx
xx	KVGP5DQBCIW	xx	xx	Colorado	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal Value supported by 7 Comps, 3 Bedrooms and 3 Bathrooms.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	25.92	$21,694.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.944%		Full Documentation	QC Complete	xx
xx	KVLPKRBWCK4	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.185% Allowed: 5.760% Over by: +0.425%	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.185%       Allowed: 5.760%     Over by: +0.425%.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "TRID fee violation for xx due to fee increase greater than a xx increase in  fees in Section B Added Title Doc Preparation Fee of (xx) and In section C added Title Doc Preparation Fee of (xx). However , Tolerance variance amount for charges that cannot increase more than 10% is xx, Valid COC or Cost to Cure is required to clear violation."

Disagree.  2/8/2021 Revised CD sent to include deed prep fee.  Customer requested name change which required preparation of a QuitClaim Deed. Valid COC.xx

															Resolved 1/27/2022 :- Provided COC Updated.					Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	17.17	$9,145.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.214%		Full Documentation	QC Complete	xx
xx	KWX4ZSXENPL	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Provide a colored copy of 1004 Appraisal Report. Since provide document not in color. Received color copy of the appraisal report *** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Provide verbal verification of employment for the borrower Bonny V Wood from the current employer " xx " within 10 business days from the Note date to verify the current employment status. Additional conditions may apply xx :VVOE has been received.COndition resolved.			Appraisal is AS IS with xx comparables properties		PUD	xx	xx	xx	Primary	Cash Out	xx	14.75		3		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.825%		Full Documentation	QC Complete	xx
xx	KXFE5X412VH	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged xx				As per appraisal report as is ,xx comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	10	$17,059.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.277%		Full Documentation	QC Complete	xx
xx	KXKCVZDIYMP	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	15	xx	16	$10,640.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.927%		Full Documentation	QC Complete	xx
xx	KYBMBIGAGTD	xx	xx	New Jersey	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R COMMENT: Missing document tracking information for Closing CD dated xx Resolved:- The Following CD dated xx and is signed on xx, hence Document Tracking not required for this CD.					Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	12	$9,148.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	33.719%		Full Documentation	QC Complete	xx
xx	KYHNB2WRD01	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	2.42	$8,491.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.630%		Full Documentation	QC Complete	xx
xx	KYS3XBHVJ3W	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Verified With 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	16.75	$7,924.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.396%		Full Documentation	QC Complete	xx
xx	KZJJLJW4U05	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR). While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														MD COMAR Higher-Priced Mortgage Loan Test FAIL: Charged 7.542% Allowed 6.220% Over by+1.322%				Appraisal is AS IS withxx comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	6.08	$24,254.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.362%		Full Documentation	QC Complete	xx
xx	KZUWCCB2PFH	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No						Value supported by 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	18	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.382%		Full Documentation	QC Complete	xx
xx	L040XOTMGJS	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.069% Allowed: 6.690% Over by: +0.379%.	*** (CURED) Final Application Incomplete - EV R COMMENT: Final 1003 Application dated xxx Incomplete due to 7 of 8 page missing in loan file. 10/1/2021-Received the 7th Page of the final application which resolves the condition					Single Family	xx	xx	xx	Primary	Cash Out	xx	2.67	xx	13	$6,236.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.240%		Full Documentation	QC Complete	xx
xx	L0JZFIYAUP0	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) No HOA fees on appraisal and property identified as a PUD - EV 1 COMMENT: As per the Appraisal there is no HOA fee for the subject property.						PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	8	$8,110.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.716%		Full Documentation	QC Complete	xx
xx	L0RDFLQD5AJ	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL : Charged : 6.810% Allowed: 5.890% Over by +0.920%				Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	5	$1,733.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.933%		Full Documentation	QC Complete	xx
xx	L21MIVCTWBP	xx	xx	Florida	Non-QM/Compliant	4	1	1	1	1	No	No						Verified with 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	27	$5,416.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.667%		Full Documentation	QC Complete	xx
xx	L24HSPY155O	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.622%      Allowed: 6.600%     Over by: +1.022%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 7.622% Allowed: 6.600% Over by: +1.022%				Appraisal done with 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	2.83	$11,900.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.420%		Full Documentation	QC Complete	xx
xx	L2DR043HYWN	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 9.722% 6.540% +3.182%						Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	10	$8,412.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.934%		Full Documentation	QC Complete	xx
xx	L2F2FOXRRWW	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Note is missing or unexecuted - EV R COMMENT: Note is missing in the document for the subject property Received note			Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	3.5	$6,708.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.825%		Full Documentation	QC Complete	xx
xx	L2G31DAP3OC	xx	xx	Mississippi	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged  XXXXXX% Allowed  XXXXXX%   Overby +XXXX%

*** (OPEN) Income documentation does not meet guidelines - EV 1
COMMENT:   Recent XXXXXX is missing.

														XXXXXX is presence in the file				Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XX on XXXXXX. With the appraised value $XXXXXX		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx		$7,026.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.336%		Full Documentation	QC Complete	xx
xx	L2H4JNPRBOJ	xx	xx	Washington D.C.	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 3 comparables.		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Cash Out	xx	9	xx	21	$14,326.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.231%		Full Documentation	QC Complete	xx
xx	L2VB3OAKHV2	xx	xx	Texas	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged XX% Allowed XX% Over by +XX%	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the revised closing disclosure delivery date test (waiting period required)
The revised closing disclosure delivery requires a new waiting period and
The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.

															Satisfactory documents received				Final 1003- Missing For Application Screen Details Taken By Initial Application Right To Cancel Missing	PUD	xx	xx	xx	Primary	Cash Out	xx	4.01	xx	8.07	$18,482.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.011%		Full Documentation	QC Complete	xx
xx	L3KAU3GFSKU	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No							"We have Valuenet in the file no other appraisal is required"	Single Family	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	12.08	$8,976.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.048%		Full Documentation	QC Complete	xx
xx	L3P0TECFBDE	xx	xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Documents are missing to verify borrower bonus income xxx. xx-Paystub document received and this condition was clearing					PUD	xx	xx	xx	Primary	Cash Out	xx	21	xx	10	$13,003.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.690%		Full Documentation	QC Complete	xx
xx	L55EGBVZJUR	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the NC rate spread home loan test.

NC Rate Spread Home Loan Test:FAIL   Charged: xx         Allowed: xx         Over by: xx

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal done with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.6	xx	2	$8,600.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.008%		Full Documentation	QC Complete	xx
xx	L5DS4RGM0GO	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No							Self employed income calculation, 1008 or supporting documents missing and title doc missing,up dated info with other related sources. LE & CDs are missing.	Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	23	$18,242.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.133%		Full Documentation	QC Complete	xx
xx	L5U4DX3RTCQ	xx	xx	Florida	Non-QM/Compliant	2	2	1	2	2	No	No	*** (OPEN) Appraisal incomplete (missing map, layout, pages, etc) - EV 2
COMMENT:   Received appraisal document is expired before closing, hence provide recent full Interior and exterior appraisal report.
Appraisal report is valid for 12 months, no further documentation is required

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value supported by #6 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.33			$8,022.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.292%		Full Documentation	QC Complete	xx
xx	LA0HKMSWUOE	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 8 comparables to support the opinion of value	NMLS site down.	Single Family	xx	xx	xx	Primary	Cash Out	xx	25			$10,105.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.230%		Full Documentation	QC Complete	xx
xx	LB2ZP30SK05	xx	xx	Virginia	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Has Provided xx Comparable.		Single Family	xx	xx	xx	Investor	Cash Out	xx	2	xx	6	$9,504.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	10.441%		Full Documentation	QC Complete	xx
xx	LCAO1XJYP4T	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	19.03	16666.67	Mos Reviewed:14 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.747%		Full Documentation	QC Complete	xx
xx	LCSPJPL3CJV	xx	xx	Louisiana	Non-QM/Compliant	1	2	1	1	2	No	No		*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: This loan failed Loan Origination Fee Test: Loan Origination Fee Test: FAIL Charged: $899.00 Allowed:$50.00 Over By:+$849.00 Outside of federal restrictions placed on loan originations fees, LA does not limit this on mortgage loans.						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	7.5	$13,164.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.212%		Full Documentation	QC Complete	xx
xx	LDNE4PPAWJ1	xx	xx	South Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 8.488% Allowed : 5.850% Over By : +2.638%				Appraisal has Provided 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	6			$2,894.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.296%		Full Documentation	QC Complete	xx
xx	LDTJ1ALW1WU	xx	xx	Ohio	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 3 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	5.33	$4,140.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.784%		Full Documentation	QC Complete	xx
xx	LE1MC54YQ2J	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 10.914% Allowed: 6.640% Over by: +4.274%

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
														COMMENT: Compliance failing for State Regulations. IN License Validation Test. In the state of IN, lender is licensed under state ID# 1464945. as a Mortgage Loan Originator License per NMLS web site.				Value supported by#3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5.5	$7,080.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.947%		Full Documentation	QC Complete	xx
xx	LGDSHKJ204K	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (xx, California Financial Code Division xx (a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 7.267% Allowed: 6.560% Over by: +0.707%				Appraisal has provided xx comparables to support the opinion of value		PUD	xx	xx	xx	Primary	Cash Out	xx	41			$5,697.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.870%		Full Documentation	QC Complete	xx
xx	LHIE4PC3RBP	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Either 1008 or Income worksheet or Findings is not available in the loan package. Received Income worksheet					Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	xx	0.58	xx	11	$45,610.88	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		13.255%		Full Documentation	QC Complete	xx
xx	LIC3GS3L0XJ	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed:xx Over by:+xx	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: We have only AVM Appraisal is received, however Desk Review additional report is missing. xx - This is Junior Lien loan, not required for appraisal and this condition was cleared			High: $xx Low: $xx Confidence Score: M xx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	4	$8,819.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.156%		Full Documentation	QC Complete	xx
xx	LIU02E33GXC	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net form is present in the file			Apprasial is AS IS with 4 comparable properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	8	$6,250.01	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.357%		Full Documentation	QC Complete	xx
xx	LIVGYHEGDAA	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	25	$19,286.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	15.057%		Full Documentation	QC Complete	xx
xx	LJ0OJFFVEET	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z . While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged:8.901 % Allowed: 6.530% Over by: +2.371%					NMLS Site is not worked so updated Lender License/Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$9,105.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.394%		Full Documentation	QC Complete	xx
xx	LMGQ4TZGADG	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$8,594.94	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.845%		Full Documentation	QC Complete	xx
xx	LMR3YLDMS5T	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: Charged :xx Allowed: xx Over by: xx				Value Supported by xx Comps with opinion value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	2.83	$7,680.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.329%		Full Documentation	QC Complete	xx
xx	LMTJYQ2JXB0	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged X.XXX% Allowed X.XXX% Overby +X.XXX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx		$1,103.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.415%		Alternative	QC Complete	xx
xx	LNMYPATN3UR	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx allowed xx over by xx				Appraisal has 5 Comparable	Using only base income $xx and not using overtime income as its not showing for the year xx.	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$6,562.88	Mos Reviewed:48 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.255%		Full Documentation	QC Complete	xx
xx	LOWMGWPFWE5	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged :  8.733%  Allowed :  6.410%  Overby :  +2.323%

*** (OPEN) Missing Initial 1003_Application - EV 1
														COMMENT: Initial Loan Application is not signed by Loan Originator				Verified with 6 comp properties		PUD	xx	xx	xx	Primary	Cash Out	xx	0.05	xx	4	$8,658.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.717%		Full Documentation	QC Complete	xx
xx	LOWX3QBWP5K	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the NC rate spread home loan test. NC RSHL Average Prime Offer Rate APR Threshold Exceeded : Charged xx Allowed xx over by xx						PUD	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	19	$7,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.898%		Full Documentation	QC Complete	xx
xx	LQHMUFU2ZC4	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: Charged X.XXX% Allowed X.XXX% Overby +X.XXX%	*** (CURED) Wrong appraisal form for XXXXXX home - EV R COMMENT: Subject transaction is XXXXXX lien. Desk review is available in the loan file. XXXXXX form is present in the file			Verified with X comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.67	xx	12.1	$3,986.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.950%		Full Documentation	QC Complete	xx
xx	LRDWIF1RRFM	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has Provided 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	9	$6,797.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	41.961%		Full Documentation	QC Complete	xx
xx	LRINC4ADLBD	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged xx  Allowed xx over by xx

*** (OPEN) ComplianceEase TRID Tolerance Test is Incomplete - EV 2
														COMMENT: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.				Appraisal has provided 3 comps to support the opinion of value Appraised has ticked As is on xx, with Appraised value of xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	11.1	xx	8	$12,999.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.871%		Full Documentation	QC Complete	xx
xx	LT2KRAR5VVX	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged XX% Allowed XX% Over by +XX%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD is missing on this file. Resolved : Received copy of Initial CD dated XXXXXX.					Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx		$12,957.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.992%		Full Documentation	QC Complete	xx
xx	LUG11SV000W	xx	xx	Wisconsin	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title search does not reflect the amount of the proposed Lender's coverage. Received title report with proper coverage *** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Closing worksheet is missing in file - Resolved - UW Income worksheet available in BOX *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This is standalone loans . we have desk review in file . if loan amount is xx we need full appraisal both exterior and interior Value net form is received			Appraisals provided in file with 2 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	25			$3,254.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.399%		Full Documentation	QC Complete	xx
xx	LVOZ2OEHONC	xx	xx	Arizona	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right Of Rescission document is missing in the loan file.

														xxxx -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.				Appraisal has #xx comp to support opinion value.		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	10	$12,916.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.430%		Full Documentation	QC Complete	xx
xx	LX4I4AR23MO	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:6.512% Allowed: 6.510% Over by: +0.002%				Value supported by #6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	8	$12,892.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.627%		Full Documentation	QC Complete	xx
xx	LXZHPLL1XN4	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 3 comparable	NMLS Site is Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	13	$35,001.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.586%		Full Documentation	QC Complete	xx
xx	LYHUDUQ0PB1	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Missing Homeownership Counseling Disclosure in the file. CE Needs to re-ran with Homeownership Date.

*** Received the Homeownership Couselling Disclosure which resolves the condition

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the initial loan estimate delivery date test. Initial LE dated xx and signed by borrower on xx. Initial LE needs to be disclosed to borrower within 3 days of initial application date xx. Initial LE dated xx needs to be required to clear violation.

*** Initial LE dated xx provided which resolves the condition

*** (CURED) Missing Initial LE - EV R
COMMENT:   Missing Initial Loan Estimate dated xx

***Intial LE has been received which resolves the condition.

*** (CURED) Missing Initial 1003_Application - EV R
COMMENT:   Missing initial loan application from the loan file.

*** Received the Initial Loan Application which resolves the condition

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   The Affiliated Business Disclosure missing.

															*** Received the Affiliated Business Disclosure which resolves the condition			Value is supported by 3 comparables.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$8,648.24	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.927%		Full Documentation	QC Complete	xx
xx	LZX15DKZEF3	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB xx higher-priced mortgage loan set as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB xx Higher-Priced Mortgage Loan Test FAIL: charged 7.081% allowed: 5.860% over by :+1.221%				Property verified with 3 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	4	$5,300.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.792%		Full Documentation	QC Complete	xx
xx	LZX5WKMENBX	xx	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No						Verified with 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	15	$10,058.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	40.537%		Full Documentation	QC Complete	xx
xx	M12ADSB2UEV	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.044% Allowed: 5.910% Over by: +2.134%				Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	17	$15,300.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.775%		Full Documentation	QC Complete	xx
xx	M1LO30EI5NW	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test FAIL: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Allowed:xx Charged : xx Overby : xx	*** (CURED) Appraisal Value - EV R COMMENT: Need Full Appraisal Report (1004) Valuenet form is present in the file			Appraisal Has Provided 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	6	6765.2	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.196%		Full Documentation	QC Complete	xx
xx	M1LUWOS2MQ0	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Allowed:5.960%   Charged :  8.062%   Overby :  +2.102%

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: Qualified Mortgage safehourbor threshold - this is non QM loan				Value is supported by 6 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	5	$17,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.169%		Full Documentation	QC Complete	xx
xx	M1SAIIAKYMM	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	8.33	xx	12.41	$11,633.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.600%		Full Documentation	QC Complete	xx
xx	M2SXXXCWRRD	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First payment letter missing, required to verify the P&I Received First payment letter			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	5	$10,312.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.197%		Full Documentation	QC Complete	xx
xx	M3IAFP5VFOX	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 6.745% allowed 6.500% over by +0.245%						PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	2	$14,393.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.077%		Full Documentation	QC Complete	xx
xx	M3Z5CHQXB1E	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	5		7	$11,412.53	Mos Reviewed:2 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.630%		Full Documentation	QC Complete	xx
xx	M5ZWVE04DCZ	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	17	xx	22	$12,083.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.407%		Full Documentation	QC Complete	xx
xx	MA2VOBF3YZV	xx	xx	South Carolina	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: Charged: 8.318% Allowed:5.850% Overby:+2.468%	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: Compliance Result is moderate due to Late Fee Test FAIL. ****Duplicate Finding**** Resolved : Lender response provided for late charge. *** (CURED) ComplianceEase State Regulations Test Failed - EV R COMMENT: Note reflects a late Charge of 5% of P&I. State late charge maximum is $21. Note does not contain a rider for the Late Charge. Late Fees Test FAIL : Charged 5.000% allowed 4.497% over by +0.503% Resolved : Lender response provided for late charge.				1.Appraisal Document is missing on PDF. 2.Initial Escrow disclosure Document is Missing on PDF.	PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	22	$16,945.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.122%		Full Documentation	QC Complete	xx
xx	MADWMT4U3MC	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 7.947% Allowed 6.560% Overby +1.387%				Value supported by #3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2.05	xx	4	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.473%		Full Documentation	QC Complete	xx
xx	MAQDKBRLHRN	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.393%  Allowed 6.000%  Over by +1.393%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
														COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test. CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged:7.393% Allowed:6.000% Over by:+1.393%				Appraisal has 5 Com parables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.16	xx	5	$11,916.66	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	42.343%		Full Documentation	QC Complete	xx
xx	MBCZ2KJNRLW	xx	xx	North Carolina	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the NC rate spread home loan test.

The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

														NC RSHL Average Prime Offer Rate APR Threshold Exceeded: YES Charged xx Allowed xx Overby xx				Appraisal value supported by 4 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.08	xx	5	$11,950.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.599%		Full Documentation	QC Complete	xx
xx	MCDSC5PK55B	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
														COMMENT: This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	1	$13,586.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.126%		Full Documentation	QC Complete	xx
xx	MCQTUSS3PDA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								2 Family	xx	xx	xx	Primary	Cash Out	xx	10.03	xx	25.03	$11,787.35	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.069%		Full Documentation	QC Complete	xx
xx	MDEIXQUQ5GG	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	29			$3,741.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.983%		Full Documentation	QC Complete	xx
xx	MDFI5QNJC40	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   Qualified Mortgage APR Threshold Test FAIL : Charged : xx  Allowed: xx  Over by xx

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx				As IS with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	5.5	$12,939.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.931%		Full Documentation	QC Complete	xx
xx	METNNWZ5CFK	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 7.503% 5.770% +1.733%				Verifies with 3 comaparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	11	$19,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.436%		Full Documentation	QC Complete	xx
xx	MF5ELAAG0C3	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Mortgage missing / unexecuted - EV 1 COMMENT: mortgage missing in file				comparable sale -6		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	5	$5,458.33	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.763%		Full Documentation	QC Complete	xx
xx	MFD00XKB42N	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 7.100% Allowed: 6.700% Over by: +0.400%				Aprsl is AS IS with 5 comps	Meets DTI greater thanxx. Borrower has a clear credit record. Paystub income used to qualify. Missing additional appraisal	PUD	xx	xx	xx	Primary	Cash Out	xx	0.66	xx	10	$12,629.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.983%		Full Documentation	QC Complete	xx
xx	MGOLRARVJEJ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.567% Allowed: 6.570% Over by: +1.997%.				VAlue supported by 6 comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	13	$8,500.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.540%		Full Documentation	QC Complete	xx
xx	MHCJYMRFXGR	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	3.03	$8,810.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.020%		Full Documentation	QC Complete	xx
xx	MIUAUYCR3KX	xx	xx	Louisiana	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Please provided First payment letter or Mortgage Statement for XX lien mortgage (Loan Amount $XXXXXX.00) to verify P&I. XXXXXX : This is HELOC Loan recorded mortgage not required, hence condition was cleared *** (CURED) Missing proof of hazard insurance - EV R COMMENT: Provide hazard Insurance for subject property (XXXXXXXXXXXXXXXXXX) Received correct HOI policy			XXXXXX Appraisal, Valuation date XXXXXX, Valuation $XXXXXX.00 with X comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.33	xx	8	$5,294.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.594%		Full Documentation	QC Complete	xx
xx	MKCP3GOJPRU	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.799%      Allowed: 6.570%     Over by: +2.229%

*** (OPEN) ComplianceEase TRID Tolerance Test is Incomplete - EV 2
COMMENT:   Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 8.799% Allowed: 6.570% Over by: +2.229%				Property Verified with 4 comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	10	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.314%		Full Documentation	QC Complete	xx
xx	MMIOUSHNW5T	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$6,833.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.600%		Full Documentation	QC Complete	xx
xx	MN3SHXBD5JI	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Missing Income worksheet and UW worksheet and LE CDs are missing,				Missing Income worksheet and UW worksheet and LE CDs are missing, MI needed due to LTV above xx.Missing appropriate appraisal for the abve loan , but secondary appraisal provided.	Single Family	xx	xx	xx	Primary	Cash Out	xx	5.75	xx	10.17	$3,905.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.461%		Full Documentation	QC Complete	xx
xx	MOHSO0C05FB	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test: FAIL Charged xx% Allowed xx% Over By xx						PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	12	$6,980.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.100%		Full Documentation	QC Complete	xx
xx	MOJQ0G5WUXJ	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx					NMLS site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	2.6	$5,111.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.194%		Full Documentation	QC Complete	xx
xx	MOPSAZQUTOK	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No							nmls down Note not recorded application 1 Year acquired aleredy marked NA	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	29	$20,065.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.860%		Full Documentation	QC Complete	xx
xx	MP3GOOKA3IH	xx	xx	New Hampshire	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	1.33	$11,190.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.691%		Full Documentation	QC Complete	xx
xx	MPEPNS12LJE	xx	xx	Arizona	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged: 8.588% Allowed: 6.420% Over by: +2.168%.				Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5.08	$3,983.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.065%		Full Documentation	QC Complete	xx
xx	MPGFGFSB2ZF	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No							This is refinance of Second Lien with Current Lender -xx/xx (xxx /UPB xxx) as per Credit report, now With Lender xxxx (Our Lender). The loan payment as per Credit report is in Deferment status. DLA is xxxx	Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx		$2,506.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.092%		Full Documentation	QC Complete	xx
xx	MQ1EUGGIOUS	xx	xx	Delaware	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	2	$6,240.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.044%		Full Documentation	QC Complete	xx
xx	MQNPG2FFHHH	xx	xx	Georgia	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 6.718% Allowed 5.730% Over by+0.988% *** (OPEN) Automated Appraisal Review Missing - EV 1 COMMENT: We have value net appraisal in the file no need additional appraisal				Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	15	$14,850.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.181%		Full Documentation	QC Complete	xx
xx	MR14DDESTUB	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Mortgage - Missing required ARM Rider - EV R COMMENT: Exception resolved due to correct data entry			Property Verified with 4 comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.333%		Full Documentation	QC Complete	xx
xx	MR43XJNURF1	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL :Charged:XX% Allowed:XX% Over By:+XX%				Value supported by X comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.17	xx	20	$10,833.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.648%		Full Documentation	QC Complete	xx
xx	MS35GPZAFYR	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Resolved :Condition resolved received lender response from lender.					Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	20	$15,716.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.911%		Full Documentation	QC Complete	xx
xx	MSR4QYEZT21	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the MD COMAR higher-priced mortgage loan test. MD COMAR Higher-Priced Mortgage Loan Test FAIL Charged : 9.252% Allowed : 5.880% Overby : +3.372%				Apprisal has provided xx comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	7	xx	19	$8,290.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.469%		Full Documentation	QC Complete	xx
xx	MSYDSLX12NW	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Note is missing or unexecuted - EV R COMMENT: Exception resolved due to correct data entry			Value Supported by 3 Comps	Note Document missing and Closing Disclosure missing	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$16,483.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.131%		Full Documentation	QC Complete	xx
xx	MTWDPQFRRPH	xx	xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No						Property verified with 4 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	8	$6,652.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.536%		Full Documentation	QC Complete	xx
xx	MV0D4GWCN4K	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	3.42	xx	1	$6,384.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.131%		Full Documentation	QC Complete	xx
xx	MVXKU0OYMKA	xx	xx	Pennsylvania	Non-QM/Compliant	4	1	1	1	1	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1 COMMENT: PA License Validation Test. In the state of PA, lender xx is licensed under state IDxxas a Mortgage Lender License per NMLS web site.	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception Resolved due to correct data entry			Aprsl is AS IS with 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	21	$6,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.548%		Full Documentation	QC Complete	xx
xx	MWR2TRXY4XP	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT: This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Income documents for borrower (xx ) and Co borrower ( xx )  is missing. Provide Paystubs & W-2 from (employer name) as borrowers  are  salaried.

xx :VOE received for both the borrowers which resolves the condition.

*** (CURED) Missing Appraisal - EV R
COMMENT:   Exception resolved due to correct data entry

*** (CURED) Missing credit report - EV R
COMMENT:   Credit report is missing for borrower & co-borrower. Provide credit report  for borrower ( xx ) & Co borrower ( xx ) dated within 120 days of closing

xx :Credit report received dated xx which resolves the condition.

*** (CURED) Missing flood cert - EV R
COMMENT:   Exception resolved due to correct data entry

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Exception resolved due to correct data entry

*** (CURED) VOM or VOR missing/required - EV R
COMMENT:   Credit Report is missing in loan file. Duplicate exception

															xx:Credit report received dated xx which resolves the condition.			Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	6.58	$7,989.12	Mos Reviewed:23 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	44.328%		Full Documentation	QC Complete	xx
xx	MXM1FUDH3U5	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: Qualified Mortgage Safe Harbor Threshold Failed:This is a Non QM Loan.				Appraisal document provided with 4 comparable properties.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.83	xx	12.16	$7,280.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.943%		Full Documentation	QC Complete	xx
xx	MYD2AUQIESB	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:XX% Allowed: XX% Over by: +XX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	5	$4,379.55	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.881%		Full Documentation	QC Complete	xx
xx	MYLTTOQTPVY	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	2.17	xx	5	$10,037.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.400%		Full Documentation	QC Complete	xx
xx	MYUXQRJJQGO	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx over by xx				Value supported by 6 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1	xx	3.5	$5,167.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.419%		Full Documentation	QC Complete	xx
xx	MYVJW1FTI3K	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFRxxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.				Appraisal report is supported with #3 com parables		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	18	$8,427.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.193%		Full Documentation	QC Complete	xx
xx	MZHSVOAJT5G	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged xx  Allowed xx  Over by xx

*** (OPEN) Missing Final 1003_Application - EV 2
COMMENT:   In final 1003 subject property tax amount is not matching with title document. As per final 1003 $xx as monthly but in title document its $xx as monthly.

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: ComplianceEase risk indicator is moderate due to TILA finance charge test fail Resolved : After further review TILA finance charge test has been passed. *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Valuenet form is present in the file			Verified with 4 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	6.17	$6,420.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.489%		Full Documentation	QC Complete	xx
xx	N0LEZFYEHWX	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged : 7.685% Allowed : 6.730% Overby : +0.955%				Appraisal supprots by 8 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.25	xx	15	$16,440.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.648%		Full Documentation	QC Complete	xx
xx	N0RTB23FJNK	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged X.XXX% Allowed X.XXX% Overby +X.XXX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	3	$18,590.56	Mos Reviewed:39 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.356%		Full Documentation	QC Complete	xx
xx	N1GXXXHMEBD	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: 1st Payment Letter missing Received first payment letter			Appraisal is AS IS with xx comps		PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	6.75	$6,870.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.239%		Full Documentation	QC Complete	xx
xx	N1HNVA0EIN4	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	2	2	No	No	*** (OPEN) Automated Appraisal Review Incomplete or Data not complete - EV 2
COMMENT:   The variance is exceeding 10% & also the confidence score is exceeding xx.

Variance - xx & Confidence score - xx.
Full interior and exterior report is present in file, which is acceptable as per the guidelines, no further documentation is required

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx	*** (CURED) Wrong appraisal form for condo - EV R COMMENT: This is a standalone fixed 2nd lien & so Value net & AVM is used for property valuation. Value net is available in the loan file.			In this Apprasal Sale Comparison # 3	1) I don't have approval to run compliance 4th time .i made changes in points and fees Please run the complinace and check the findings. 2) unable to update Originator NMLS License Status Date and Issue date in ComplianceEase / QM Screen. NMLS Consumer Access Not Working	Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	10	$8,129.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.153%		Full Documentation	QC Complete	xx
xx	N1OGCVJLGEA	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 6.016% allowed 5.830% over by +0.186%				Appraisal Value supported by 6 Comps 4 Bedrooms and 2.1 Bathrooms.		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	14	$9,304.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	33.728%		Full Documentation	QC Complete	xx
xx	N1ZRQZZSKJ5	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Secondary	Cash Out	xx	5	xx	6	$33,074.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.350%		Full Documentation	QC Complete	xx
xx	N2KYPLLCMOO	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Exception resolved due to correct data entry *** (CURED) Mortgage missing / unexecuted - EV R COMMENT: Exception resolved due to correct data entry					PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	21	$18,588.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.771%		Full Documentation	QC Complete	xx
xx	N2P1CNY0BRS	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.406% Allowed: 5.920% Over by: +1.486%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Provide full Interior and exterior appraisal report. Value net form is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	2.6	xx	1.5	$13,622.40	Mos Reviewed:24 Times 1X30:21 Times 1X60:2 Times 1X90:1 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.833%		Full Documentation	QC Complete	xx
xx	N3L2MZVC55J	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	18			$6,013.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.665%		Full Documentation	QC Complete	xx
xx	N3RO4ZMTYBP	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	7	$8,049.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.744%		Full Documentation	QC Complete	xx
xx	N4GC32LDSRL	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	9	$6,780.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.149%		Full Documentation	QC Complete	xx
xx	N4HPZF41D44	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.276% Allowed: 5.830% Over by: +0.446%				Value is Supported by 3 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	7	$35,928.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.294%		Full Documentation	QC Complete	xx
xx	NB4OLTQZHBV	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Mortgage - EV R COMMENT: As per Credit report, Amerihome Mtg Co#xx opened onxx showing monthly payment of xx. Need VOM/Mortgage statement to verify the Mortgage are current and the property associated with the mortgage xx - Mortgage Statement provided and this condition was cleared			Verified with 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	11	$6,760.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.814%		Full Documentation	QC Complete	xx
xx	NBEXPOKCFPA	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%	*** (CURED) Application Missing - EV R COMMENT: Missing Final 1003 document. Xx Received final 1003, therefore resolved exception					Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	4	$7,172.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.516%		Full Documentation	QC Complete	xx
xx	NC2QVHK4JNP	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Loan failed for High price mortgage test due to the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan:Fail Loan data: 7.525% Comparison data: 5.810% Variance:+1.715%				Appraisal supports by 3 Comp.	1-Final 1003 dose not show Borrower job year so manually calculated year from start date and updated . 2-NMLS Consumer site is down so did not updated NMPL originator status and issue date .	PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	4.16	$15,916.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.993%		Full Documentation	QC Complete	xx
xx	NCM5BOSVP30	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   This loan failed the total loan and broker fee test.The loan failed the total loan and broker fee test due to one of the following findings:The loan is a second lien closed-end mortgage and does charge a total loan fee and broker fee exceeding five percent of the principal amount of the loan.

Total Loan and Broker Fee Test: FAIL  Charged: xxx.00  Allowed: xxxOver by: xxx

*** (OPEN) Automated Appraisal Review Missing - EV 1
COMMENT:   Valuenet is provided in file.so no need secondary valuation

*** (OPEN) Missing Initial 1003_Application - EV 1
														COMMENT: Initial Loan Application is not signed by Loan Originator.				Property verified with 3 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	30	xx	8	$12,719.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.077%		Full Documentation	QC Complete	xx
xx	NCTA2OP1PWK	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   Qualified Mortgage Safe Harbor Threshold FAIL: charged 8.899% allowed 5.910% over by +2.989%

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 8.900% allowed 5.910% over by +2.990%				Appraisal Has Provided 3 Compliance		Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	5	$8,682.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.219%		Full Documentation	QC Complete	xx
xx	NCX55GMP30T	xx	xx	Minnesota	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	13	xx	6	$10,369.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.290%		Full Documentation	QC Complete	xx
xx	NES5HXRLLBC	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.695% Allowed: 6.340% Over by: +1.355%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This is standalone program. we have only desk review in the file. But the Loan Amount xx , we need the full appraisal both exterior and interior Value net form present in the file			Verified with 5 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	9	$17,644.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.771%		Full Documentation	QC Complete	xx
xx	NFQGAGJVTXD	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Verified With 4 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	18	$4,328.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.494%		Full Documentation	QC Complete	xx
xx	NHD34OB2LM0	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged xx % allowed xx % over by xx %				Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	16.5	$6,706.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.150%		Full Documentation	QC Complete	xx
xx	NICJ0N2J3RT	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:6.056% Allowed: 5.840% Over by: +0.216%				Appraisal Supports 3 Comp's.		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	29	$8,972.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	28.384%		Full Documentation	QC Complete	xx
xx	NIZ2QQP3ZSV	xx	xx	Wisconsin	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx				Appraisal valued as is 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.306%		Full Documentation	QC Complete	xx
xx	NJY2JWW4M2A	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal Has Provided 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	26		0	$6,454.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.486%		Full Documentation	QC Complete	xx
xx	NJYJVPM4LPE	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).
While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														MD COMAR Higher-Priced Mortgage Loan Test FAIL Charged : 9.263% Allowed : 6.540% Over by : +2.723%				Verified Through 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	29	$7,326.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.299%		Full Documentation	QC Complete	xx
xx	NLEUY1H12EN	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	17	$26,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.069%		Full Documentation	QC Complete	xx
xx	NLFXRZRD2FS	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase TRID Tolerance Test is Incomplete - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Missing Verbal Verification. XXXXXXXX - Received the XXXX for the borrowre which resolves the condition					Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	14	$5,142.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.857%		Full Documentation	QC Complete	xx
xx	NLMXXZE4HVD	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	0.75	$29,166.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.632%		Full Documentation	QC Complete	xx
xx	NLO2T152PTF	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:6.232% Allowed: 6.030% Over by: +0.202%				Verified 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	12	$6,393.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.410%		Full Documentation	QC Complete	xx
xx	NME3GDNHBXL	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Need Drive by or full appraisal			High: xxx Low: $xxx Confidence Score: H (0.06) Received Property Condition Inspection report		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	3	$15,626.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.307%		Full Documentation	QC Complete	xx
xx	NN0KICPZRQZ	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 7.210% Allowed 6.430% Overby +0.780%						PUD	xx	xx	xx	Primary	Cash Out	xx	2.16	xx	0.37	$9,999.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.399%		Full Documentation	QC Complete	xx
xx	NNBT0S5FDF2	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	5.16	$7,069.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.860%		Full Documentation	QC Complete	xx
xx	NNHHCPJRIHD	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Appraisal has Provided 6 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	8	$11,153.84	Mos Reviewed:28 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.855%		Full Documentation	QC Complete	xx
xx	NNHR3BBAAAA	xx	xx	Indiana	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	9	$5,416.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.407%		Full Documentation	QC Complete	xx
xx	NOXLJ4Y1AYY	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: Higher-Priced Mortgage Loan Test: FAIL Charged: 6.575% allowed: 6.430% Over by: +0.145% This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	*** (CURED) Missing Title evidence - EV R COMMENT: A copy of the Final Title policy is missing in loan documents. *** Final Title Policy is provided and this condition was cleared					PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	5	$14,583.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.310%		Full Documentation	QC Complete	xx
xx	NOYJIR1GBFW	xx	xx	North Carolina	Non-QM/Compliant	2	2	2	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.994%      Allowed: 6.000%     Over by: +1.994%

*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT:   Paystubs missing for both borrowers.
Supporting document is missing for B2 on VA benefits

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

														****Duplicate Finding****						Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$2,133.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.325%		Full Documentation	QC Complete	xx
xx	NPCE0HXJHYB	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   Qualified mortgage safe harbor threshold failed : this is a non QM loan.

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged:7.580% Allowed: 6.520% Over by: +1.060%						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	4	$3,626.96	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.842%		Full Documentation	QC Complete	xx
xx	NPQCZ3MXJMF	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 4 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	15.75	xx	4	$25,916.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.869%		Alternative	QC Complete	xx
xx	NPZFGOQ4QNX	xx	xx	Pennsylvania	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1 COMMENT: In the state of PA, lender is Valley Forge Mortgage Incorporated state ID is xx and NMLS id is xx as valid license as per the NMLS site.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	11	$9,633.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.407%		Full Documentation	QC Complete	xx
xx	NQ2OKX4E31M	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$7,601.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.260%		Full Documentation	QC Complete	xx
xx	NQHNLFVQHKR	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #X comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	19	$13,875.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.072%		Full Documentation	QC Complete	xx
xx	NQHOFM0VCDY	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL xx				Appraisal with # xx comparable properties		PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	6	$53,015.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.000%		Full Documentation	QC Complete	xx
xx	NQYK5M2L5VG	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Resolved : *** - After further review the reimbursement amount validation test has been passed.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to  City/County Tax/Stamps & State Tax/Stamps of xx & xx  added in Initial CD dated xx. This is a fee increase of xx  in total for a Non-Shoppable Fee which exceeds the xx tolerance. Valid COC required to cure the violation.  TRID Violation due to a fee increase of Transfer Taxes from xx to xx in Revised LE dated xx. This is a fee increase of xx for a Non-Shoppable Fee which exceeds the xx tolerance. Valid COC required to cure the violation.

															Resolved : 12/17/2021 - The Revised LE dated 6/1/2021 shows The Loan amount increased from $50,000 to $75,000. As a result Transfer Taxes are increased. Also provided the cure of $83.33 on Final CD dated 6/7/2021.					Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	30	$18,698.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.123%		Full Documentation	QC Complete	xx
xx	NQZOXIA4BXQ	xx	xx	Washington D.C.	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged :xx Allowed: xx Over By :xx				Appraisal has 3 Comparables.	NMLS Site down	Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	9	$8,948.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.522%		Full Documentation	QC Complete	xx
xx	NTJNGASUYWX	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	4.33	xx	19.25	$7,725.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.168%		Full Documentation	QC Complete	xx
xx	NTKL5XF4353	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 7.300% Allowed 5.800% Over by +1.500%				comparable sale-6		Single Family	xx	xx	xx	Primary	Cash Out	xx	2			$1,345.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.808%		Full Documentation	QC Complete	xx
xx	NTV4OKZR3A2	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFRxxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.616% Allowed: 5.810% Over by: +1.806%						Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	5	$12,349.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.356%		Full Documentation	QC Complete	xx
xx	NUA34DK1HAN	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged xx allowed xx over by xx					xx: We have Valuenet in the file no other appraisal is required	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	4	$12,841.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:10 Verification Type:Credit Report	xx	37.631%		Full Documentation	QC Complete	xx
xx	NUDB42G5YOX	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test: FAIL

														Charged: 7.487% Allowed : 6.590% Overby : +0.897%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD missing Resolved : Provided Initial Closing Disclosure Updated.					Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	8	$8,920.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.798%		Full Documentation	QC Complete	xx
xx	NULSCKMM001	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z *** (OPEN) Property value and predominant value vary by more than xx - EV 1 COMMENT: Predominant value xx as per Exterior report dated xx vary more than xx % of the appraisal value $xx						PUD	xx	xx	xx	Primary	Cash Out	xx	15	xx	6	$4,948.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.542%		Full Documentation	QC Complete	xx
xx	NV2J5LOFSBR	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	28	$8,291.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.098%		Full Documentation	QC Complete	xx
xx	NVAM1G0QXWM	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: The Subject transaction is Piggyback loan.				Appraisal has provided 6comps to support the opinion of value Appraisal has ticked on XX with Appraised value of XX.		Single Family	xx	xx	xx	Primary	Cash Out	xx	26.83	xx	44.83	$17,915.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.491%		Full Documentation	QC Complete	xx
xx	NVYQ1C2QO2I	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: Borrowers acquired property and are doing a rate & term refinance.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Reimbursement Violation due to a fee increase of $304.70 above the 10% tolerance allowed for Shoppable fees. Initial LE dated xxx reflects Shoppable Fees totaling $387.95 , however This is a fee increase of $83.25 above the allowable 10% tolerance for Shoppable Fees. Fees corrected, so violation observed			Value supported by 3 comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$18,278.86	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.552%		Full Documentation	QC Complete	xx
xx	NW2LN2BNNOK	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by:+xx				Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on As Is on xx With the appraised value $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	9	$4,598.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.560%		Full Documentation	QC Complete	xx
xx	NW5M5YAX15Z	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 3 comparable with different market based value properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	15	$16,700.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.595%		Full Documentation	QC Complete	xx
xx	NW5VNDFGYQ4	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 5 comparable with different market based value properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	21	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.111%		Full Documentation	QC Complete	xx
xx	NWZ510ZTG5R	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Secondary	Cash Out	xx	2.16				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.343%		Full Documentation	QC Complete	xx
xx	NXOLOEKVEQR	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	23	$11,199.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.966%		Full Documentation	QC Complete	xx
xx	NYDXR2RQWSN	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Missing xx income calculation and closing worksheet missing			Value supported by 3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	12	$19,432.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.722%		Full Documentation	QC Complete	xx
xx	NYKUNEIRQYS	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
CA AB 260 Higher-Priced Mortgage Loan Test FAIL:Charged: 8.141% Allowed: 6.430% Over by:+1.711%
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as This loan does not qualify for a safe harbor. The loan has an APR of 8.080%. The APR threshold to qualify for a safe harbor is 6.430%.
														Qualified Mortgage Safe Harbor Threshold FAIL Charged:8.080% Allowed: 6.430% Over by:+1.650%				Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	13	$4,388.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.258%		Full Documentation	QC Complete	xx
xx	NYRLDPTYKKF	xx	xx	Arizona	Non-QM/Compliant	2	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx %      Allowed: xx %     Over by: xx %

*** (OPEN) Mortgage  - EV 2
														COMMENT: Missing mortgage statement for xx CENTRALL #xx	*** (CURED) Written or verbal dispute - EV R COMMENT: Missing VVOE document for B1 (xx ) Received VVOE					PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	17	$27,587.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	14.935%		Full Documentation	QC Complete	xx
xx	NYVD0MCMPLY	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB xx Higher-Priced Mortgage Loan Test. CA AB xx Higher-Priced Mortgage Loan Test: FAIL Charged: 7.331% Allowed:6.340% Over by:+0.991%				Value is Supported by 6 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	0.58	$22,500.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.544%		Full Documentation	QC Complete	xx
xx	NZEM30OXSN3	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: his loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.						Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	20	$12,250.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.391%		Full Documentation	QC Complete	xx
xx	NZR3QTJ4FD1	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher - priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value is supported by comps		PUD	xx	xx	xx	Primary	Purchase	xx	2	xx	1	$10,582.19	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		42.596%	Yes	Full Documentation	QC Complete	xx
xx	O0TSB2VZXCY	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged: xx% Allowed: xx % Over by: xx %				Appraisal has 3 Comprables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.41	xx	20	$22,334.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.021%		Full Documentation	QC Complete	xx
xx	O0X2CXBSO3J	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test FAIL Charged xx % Allowed xx % Over by xx %	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: TRID Tolerance Test is Incomplete due to missing initial CD. CE needs to re-ran with initial CD values. Resolved : xx - Received copy of Initial closing disclosure dated xx *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Missing initial CD from the loan file. Resolved : xx - Received copy of Initial closing disclosure dated xx					Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	4	xx	22	$9,150.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.684%		Full Documentation	QC Complete	xx
xx	O3LGWSPV5B0	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase TRID Tolerance Test is Incomplete - EV 1 COMMENT: Initial CD Missing In File *** (OPEN) Missing Initial LE - EV 1 COMMENT: Initial LE Missing in File Initial LE is present in the file *** (OPEN) Missing or error on the Rate Lock Document - EV 1 COMMENT: Rate Lock Agreement Missing In File Rate lock agreement is present in the file.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	11	14704.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.208%		Full Documentation	QC Complete	xx
xx	O452WMJTGB4	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx over by xx	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: Exception resolved due to correct data entry *** (CURED) ComplianceEase TILA Test Failed - EV R COMMENT: Exception resolved due to correct data entry					PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	7	$5,526.36	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.468%		Full Documentation	QC Complete	xx
xx	O51DGBB1IAG	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified Through 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	5	$22,940.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.293%		Full Documentation	QC Complete	xx
xx	O5J1STRQWOU	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged xx % allowed xx % over by xx %	*** (CURED) The COC is missing - EV R COMMENT: TRID violation due to a Transfer tax on initial Loan estimate on xx at $xx and transfer tax increased on final cd xx at $xx this is a fee added of $xx for a Non- Shippable Fee which exceeds 0% tolerance. Valid COC or cost of cure is required. Resolved : The loan amount is increased on CD dated xx . As result transfer tax fee is increased. It is disclosed to borrower on CD dated xx			Appraisal Value supported by 5 Comps, 5 Bedrooms and 5.1 Bathrooms.		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	31	$11,700.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.227%		Full Documentation	QC Complete	xx
xx	O5LY2WBLAGO	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 7.817% Allowed 5.940% Over by +1.877%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. This is standalone second lien loans. we have desk review and AVM in file . IF Loan amount is xx we need full apprisal both exterior and interior					Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2.5	$7,596.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.795%		Full Documentation	QC Complete	xx
xx	OA4R1BC1EZI	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test FAIL: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Allowed:8.556% Charged : 5.870% Overby : +2.686%						PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	21.75	$11,271.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.058%		Full Documentation	QC Complete	xx
xx	OADP3SHAGIH	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	3	$7,188.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.058%		Full Documentation	QC Complete	xx
xx	OAL3YXFJ1HN	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 7.017% Allowed : 5.940% Over by : +1.077%				Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxx	"We have Valuenet in the file no other appraisal is required"	PUD	xx	xx	xx	Primary	Cash Out	xx	19.5	xx	32.15	$11,187.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.786%		Full Documentation	QC Complete	xx
xx	OBIHHKJWWSZ	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z *** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. Charged : 5.000% Allowed : 1.882% Overby : +3.118%				Verified with 3 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	15	$5,013.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.989%		Full Documentation	QC Complete	xx
xx	OBIYM2T55QD	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	10	$12,958.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.277%		Full Documentation	QC Complete	xx
xx	OBKGTODNPYF	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						used #6 comparables to support the opnion value of appraisar ticketed onxx with value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	6	$12,298.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.690%		Full Documentation	QC Complete	xx
xx	OBTPYZIAPUH	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.757% Allowed: 6.360% Over by: +0.397%				Value supported by 3 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.17	xx	6	$11,704.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.495%		Full Documentation	QC Complete	xx
xx	OCE5N0DEIMB	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.635% Allowed: 6.640% Over by: +0.995%						PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	0.5	$9,287.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.309%		Full Documentation	QC Complete	xx
xx	OCIGCOX5VIF	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 5 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	10	$7,996.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.452%		Full Documentation	QC Complete	xx
xx	ODKECQ4IHYJ	xx	xx	Texas	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right if Rescission missing in loan file.

***Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. Spring EQ disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the TILA right of rescission test.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
														notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.				Value Supported by 5 comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1	xx	27	$22,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.985%		Full Documentation	QC Complete	xx
xx	ODZWE3Z54UT	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 7.441% Allowed : 6.490% Over By : +0.951%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure document is missing. Resolved : XX - Received copy of Initial closing disclosure dated XX.					Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	15	$8,036.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.070%		Full Documentation	QC Complete	xx
xx	OE0FDEBZ24D	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.784%     Allowed: 5.960%     Over by: +2.824%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test Fail: Charged: 8.784% Allowed: 5.960% Over by: +2.824%						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	6	$6,666.66	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.763%		Full Documentation	QC Complete	xx
xx	OEBMZIO5WSP	xx	xx	Oregon	Not Covered/Exempt	2	2	1	2	1	No	No		*** (OPEN) Appraisal incomplete (missing map, layout, pages, etc) - EV 2 COMMENT: Received appraisal document dated on xx and it is expired from closing, hence provide valid full appraisal document. Appraisal document is valid for 12 months from Note date, no further documentation is required *** (OPEN) Missing Final 1003_Application - EV 1 COMMENT: HOA amount showing incorrect in Final 1003. As per Final 1003 HOA amount is showing as xx but as per appraisal document property type is SFR and there is no HOA dues.				Verified with 6 comp properties.	(NMLS may occasionally be unavailable during this period due to routine maintenance.)	Single Family	xx	xx	xx	Investor	Cash Out	xx	3	xx		$8,936.90	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.250%		Full Documentation	QC Complete	xx
xx	OEJUNQUW0CG	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM Loan					NMLS Site is Not Working	Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	20	$9,980.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.534%		Full Documentation	QC Complete	xx
xx	OEL1P4E3BVL	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Loan Application Missing Or Unexecuted - EV R COMMENT: Initial 1003 Is Missing In The File. XX- Document received *** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Loan Estimate is missing in the loan package. Resolved : XX - Received copy of Initial loan estimate dated XX. *** (CURED) Hazard Insurance - EV R COMMENT: Hazard Insurance With Lender's Name Is Missing In The File. Not required as per the client				NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	4.06	xx	10	$14,083.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.428%		Full Documentation	QC Complete	xx
xx	OHRKMJWYTAZ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.609% Allowed: 5.830% Over by: +1.779%	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Property condition inspection report is present .There is no AVM is Present in this loan file."Require complete AVM report for the subject property" Value net form is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	21	$16,983.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.215%		Full Documentation	QC Complete	xx
xx	OIGNTXYRZT0	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Automated Appraisal Review Missing - EV 1 COMMENT: We have Value net in the file no other appraisal is required				Appraisal has provided 6comps to support the opinion of value		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	16	$8,138.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.293%		Full Documentation	QC Complete	xx
xx	OIKPBKSK2VW	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged :9.248% Allowed :6.480% Over By :+2.768%					NMLS website does not reflect date.	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	7.91	$2,860.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.505%		Full Documentation	QC Complete	xx
xx	OJJ13FSWUCK	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx (a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx Over by: xx	*** (CURED) Right of Rescission missing or unexecuted - EV R COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	5.25	xx	15	$7,671.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.319%		Full Documentation	QC Complete	xx
xx	OJJDXGAXNAW	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Missing Initial 1003_Application - EV 1 COMMENT: Initial Loan Application is not signed by Loan Originator.				Verified with 3 comp properties	1008 missing or 1008 supporting doc is missing. Closing instruction provided. Used paystub income. LE & CDs not with the loan package.	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.1	xx	1	$5,912.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.506%		Full Documentation	QC Complete	xx
xx	OKHZ24M3UOK	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$5,167.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.367%		Full Documentation	QC Complete	xx
xx	OLE2BYFMMBQ	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	14.8			$14,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.051%		Full Documentation	QC Complete	xx
xx	OLQO3NDVYT2	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in California Financial Code.
 While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.089%       Allowed: 6.740%    Over by: +1.349%

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: As Per Appraisal Property listed for sale in past 12 months				Appraisal has 6 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	1.83	$11,879.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.370%		Full Documentation	QC Complete	xx
xx	ONBDBSO1X1F	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: File doesn't have Income worksheet or Closing worksheet. Please provide the supporting document. Income work sheet received			Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	20	$23,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.059%		Full Documentation	QC Complete	xx
xx	ONFTZS322DI	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	3.5	$7,465.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.543%		Full Documentation	QC Complete	xx
xx	ONTYZT0B3JE	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.208% Allowed: 5.840% Over by: +2.368%				Research did not reveal any prior sales or transfers of the subject property for the three years prior to the effective date of this appraisal.		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	18	$8,916.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	14.059%		Full Documentation	QC Complete	xx
xx	OOH4UNIPDO3	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: The greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test:Fali Loan Data: 7.424 Comparison Data: 6.280 Variance:+1.144%				Appraisal supports by xx com.	1-Mortgage document ( deed) not showinng correct county name, used fulton because it is related to what word given in DEED. xxx payment is added in the DTI but source is not available so added in HOA section . 3-Originator NMLS issue date and staus date is not available because NMLS consumer site is down , Cant verify dates and Licnece number from NMLS consumer site .	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	1.25	5000.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.999%		Full Documentation	QC Complete	xx
xx	OONCO3FWI14	xx	xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 3 comps		Single Family	xx	xx	xx	Investor	Cash Out	xx	21			$7,956.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.355%		Full Documentation	QC Complete	xx
xx	OPQNPADGXSL	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: Charged xx % Allowed xx % Over By xx %				The subject appears to be occupied. If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work. Instead, the appraiser should make an independent evaluation of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP.	NMLS site error Mortgage of Subordinate Lien missing Conditional/1008 missing Initial Escrow disclosure, other disclosure missing "We have Valuenet in the file no other appraisal is required"	Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	2	$7,013.22	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	42.329%		Full Documentation	QC Complete	xx
xx	OQFBTV4EQBN	xx	xx	Louisiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed :xx Overby : xx				Appraisal value suported by xx comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	7	$8,470.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.837%		Full Documentation	QC Complete	xx
xx	OQMJANT41VO	xx	xx	Mississippi	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraise dvalue of $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	18	xx	24.01	$12,233.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.035%		Full Documentation	QC Complete	xx
xx	OQSDMUPBV52	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.191%      Allowed: 6.690%     Over by: +1.501%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennslyvania License prohibited fees test.
A search of NMLS Consumer Access on xxx shows the originator has a Residential Mortgage Lender License.

														PA License Valid as per NMLS Web site . In the state of PA, lender is licensed under state ID# xxx. as a xxxxper NMLS web site.				Verified With 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	7	$19,121.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.142%		Full Documentation	QC Complete	xx
xx	ORA1ENKRR34	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.748% Allowed: 5.840% Over by: +1.908%					*** We have Valuenet in the file no other appraisal is required	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$9,389.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.610%		Full Documentation	QC Complete	xx
xx	ORTOPHWBFEX	xx	xx	Rhode Island	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Appraisal Value - EV R COMMENT: CU risk scores are not available. Need secondary valuation report for the subject property XXXXXX - This is HLOC loans not required secondary valuation report and this condition was cleared *** (CURED) Wrong appraisal form for XXXXXX - EV R COMMENT: Provide full interior and exterior appraisal report for the subject property XXXXXX - This is HLOC loans hence we have XXXXXX and this condition was cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	5	$6,611.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.538%		Full Documentation	QC Complete	xx
xx	OT3S1POFMLF	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 4 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	3	$26,029.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.453%		Full Documentation	QC Complete	xx
xx	OTHLK0MMK0Y	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	8	$11,510.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.587%		Full Documentation	QC Complete	xx
xx	OTLNNI5GJAB	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	3	$9,787.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.437%		Full Documentation	QC Complete	xx
xx	OUW3TYFSYRP	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Value is Supported by 3 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	5	$6,381.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.870%		Full Documentation	QC Complete	xx
xx	OVB3ZTOE1KZ	xx	xx	Maine	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   his loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				Appraisal has 3 comparable with different market based value properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	6	$6,267.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.410%		Full Documentation	QC Complete	xx
xx	OVRR3TSPRI2	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Wrong appraisal form for single family home - EV 1 COMMENT: AVM is used with LTV of xx and FICO of xx				High xxx low xxx confidence score xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	12	$3,771.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.202%		Full Documentation	QC Complete	xx
xx	OVTZIA1B0BM	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 8 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.92	xx	13	$12,374.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.982%		Full Documentation	QC Complete	xx
xx	OWOEBI5FKR5	xx	xx	Maine	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:    charged  8.230%    allowed  6.430%   over by  +1.800%

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   Note reflects a Late charge of 5% of P&I. Note does not contain a rider for the late charge .

 Late fee Test fail:   charged  5.000%  allowed  4.036%  over by  +0.964%

*** (OPEN) Missing Final 1003_Application - EV 1
														COMMENT: Appraisal value is showing incorrect in Final 1003. As per appraisal document value is xxx but in Final 1003 document appraisal value is xxx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD is missing in the file. Resolved : Updated Initial Closing Disclosure.			Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is onxxx with the appraised value xxxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	14		0	$2,518.94	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.400%		Full Documentation	QC Complete	xx
xx	OX4N25OWGG5	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal supports by xx comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	7	$15,572.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	36.952%		Full Documentation	QC Complete	xx
xx	OXKVSYVQU3T	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over By : xx				Value Supported by xx Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$10,300.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.887%		Full Documentation	QC Complete	xx
xx	OZ5QQXSP41F	xx	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 6 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	19	$10,957.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.579%		Full Documentation	QC Complete	xx
xx	OZLIBXYR1GE	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: Appraisal - Predominant value is xx less than 50% of Appraised value xx	*** (CURED) Missing Final 1003_Application - EV R COMMENT: Missing final 1003 is file. Received final 1003					Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	21	$52,757.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.477%		Full Documentation	QC Complete	xx
xx	P0BILHTVG3A	xx	xx	Illinois	Non-QM/Compliant	4	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	21.58			$9,230.03	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.910%		Full Documentation	QC Complete	xx
xx	P153L0H3A52	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:8.989% Allowed: 6.480% Over by: +2.509%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	7.92	$6,595.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.045%		Full Documentation	QC Complete	xx
xx	P1F4QEX5123	xx	xx	Nevada	Non-QM/Compliant	2	1	1	1	1	No	No						Appraisal has Provided 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	10.01	xx	11.91	$9,309.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.745%		Full Documentation	QC Complete	xx
xx	P2ABVAAGXBB	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) Appraisal Value - EV 1
COMMENT:   AVM value is xxx which is 10.791% lesser of the As is value xxx provided by the BPO Exterior report.
We have Drive by report present in the file, which is acceptable as per the guidelines, no further documentation is required.

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
														COMMENT: This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains the Revised Closing Disclosure Receipt Date xxxx that is after the Revised Closing Disclosure Delivery Date xxx. However, the method of delivery is marked as "Personal."						Single Family	xx	xx	xx	Primary	Cash Out	xx	29	xx	27	$8,916.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.719%		Full Documentation	QC Complete	xx
xx	P2BETJYK04N	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 8.599% 5.840% +2.759%				Value supported by #3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	14.33	xx	1	$11,776.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.288%			QC Complete	xx
xx	P2MCUYUKULZ	xx	xx	Maryland	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the file. Resolved initial CD received and condition cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	28	$9,020.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	38.377%		Full Documentation	QC Complete	xx
xx	P4PROXUMXX5	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	3	$7,879.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:18 Verification Type:Credit Report	xx	33.774%		Full Documentation	QC Complete	xx
xx	P54LBWOHBO5	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test FAIL  Allowed xx  Charged  xx Overby  xx

*** (OPEN) Property listed for sale in past xx months - EV 1
														COMMENT: The Subject transaction is a standalone second lien & Piggyback loan. Appraisal reflects the Property has been offered for sale in past xx months.				Appraisal has xx Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.41	xx	1	$2,438.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.116%		Full Documentation	QC Complete	xx
xx	P5ADYDZFO5E	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: The loan failed for high price mortgage test due to the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secon Higher-Priced Mortgage Loan Test: FAIL Charged: 7.601% Allowed: 5.780% Over by: +1.821%				Value is Supported by 6 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	42	xx	9	$8,125.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.284%		Full Documentation	QC Complete	xx
xx	PADLOLRMF2Q	xx	xx	Michigan	Non-QM/Compliant	3	1	1	1	1	No	No						Verified with 5 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	5			$2,178.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.889%		Full Documentation	QC Complete	xx
xx	PAQ2AHKA4FF	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First payment Letter is missing in loan file. Provide supporting document for P & I amount for second lien which is necessary for DTI calculation. However considered as per manual calculation. Received first payment letter			Apprisal has provided #6 comps to support the openion of value. Appraisal has ticked on as is on xx, with the appraised value xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	10.16	$10,330.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.652%		Full Documentation	QC Complete	xx
xx	PBK0EEB5ERT	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	10	$10,074.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.183%		Full Documentation	QC Complete	xx
xx	PBT3H40NKZT	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL : Charged :9.483%, Allowed: 6.600%, Over by: +2.883%						PUD	xx	xx	xx	Primary	Cash Out		4	xx	9.17	$8,750.00	Mos Reviewed:19 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.664%		Full Documentation	QC Complete	xx
xx	PCB2P0FKJ3C	xx	xx	Virginia	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Mortgage - Missing required ARM Rider - EV R COMMENT: ARM-Mortgage Document missing Received HELOC Note with ARM details					PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	8	$9,625.00	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.984%		Full Documentation	QC Complete	xx
xx	PCKGJAVDR05	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Final Application Incomplete due to missing the borrower's signature.. Xx - Final Application received and this condition was cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	5			12576	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.909%		Full Documentation	QC Complete	xx
xx	PCYBFU4ZDVI	xx	xx	Tennessee	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL            Charged  X.XXX%   Allowed  X.XXX%   Overby +X.XXX%

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   This loan failed TN state restricted fees test : below are the fees
1.Loan Origination Fee : $XXX
2.Points - Loan Discount Fee : $XXX
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee

In TN state rule for Mortgage broker fee is only applicable for primary lien mortgage.	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   provide additional automated appraisal review becaue onnly exterior inspection is provided in the file and need additional valuation to support

XXXXXXXX : AVM is  not required, since this loan is XXXX lien, hence resolves this condition

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to a fee increase on Final CD dated XXXXXXXX.  Initial LE dated XXXXXXXX reflects a discount Points at $XXX, however, Final CD dated XXXXXXXX reflects the  discount Points at $445.46.  This is a fee increase of $XXX for a Non-Shoppable Fee which exceeds the 0% tolerance, valid COC required.

															Resolved : XXXXXXXXX - The discount points fees increased due to increased CLTV. It is disclosed to borrower on Closing disclosure dated XXXXXXXX.			Appraisal supports by X Comp		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	3.5	$21,726.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.547%		Full Documentation	QC Complete	xx
xx	PD4PTP2BB5O	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	6	$6,421.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.575%		Full Documentation	QC Complete	xx
xx	PDWG1MLRDVE	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx over by xx				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	9	$7,632.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.073%		Full Documentation	QC Complete	xx
xx	PEZNYCO3O5A	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged 7.400% Allowed 6.000% Overby +1.400%				BASED ON THE SCOPE OF WORK, ASSUMPTIONS, LIMITINGCONDITIONS, AND APPRAISER’S CERTIFICATION, MY (OUR)OPINION OF THE DEFINED VALUE OF THE REAL PROPERTYTHAT IS SUBJECT OF THIS REPORT IS xx AS OFxx , WHICH IS THE EFFECTIVE DATE OF THISAPPRAISAL.		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	26	$7,370.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.947%		Full Documentation	QC Complete	xx
xx	PFCVOEI0WMR	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No							NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	2.41	$24,617.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.662%		Full Documentation	QC Complete	xx
xx	PFY4KFHBUCG	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	26	xx	26	$6,370.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.557%		Full Documentation	QC Complete	xx
xx	PG0IMSJAJZS	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.603% Allowed 7.230% Over by +1.373%	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Provide verbal VOE for borrower (XX) from (XX) dated within 10 business days of closing. Resolved : XX - Received copy of verbal verification of employment.			Verified through 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.91	xx	3	$5,843.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.806%		Full Documentation	QC Complete	xx
xx	PGEB5KP3T2B	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Exception resolved due to correct data entry			High $xx Low $xx Confidence Score xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	1.5	$4,170.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.313%		Full Documentation	QC Complete	xx
xx	PGYPYQ135AQ	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR §xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.75	xx	13	$58,197.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	18.399%		Full Documentation	QC Complete	xx
xx	PHEIVAHAJVA	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.454% Allowed: 6.410% Over by: +0.044%				Appraisal has provided 6comps to support the opinion of value Appraised has ticked on 6/3/2021 with Appraised value of $868000		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.03	xx	3.03	$14,685.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.365%		Full Documentation	QC Complete	xx
xx	PIGDNIQNYDZ	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   The CE risk indicator is elevated because,
This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged: 7.182% Allowed: 6.540% Over by: +0.642%					appraisal missing Nmls down	PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	23	$8,458.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.501%		Full Documentation	QC Complete	xx
xx	PJMDH2KUVOY	xx	xx	New Jersey	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged 7.867% 6.410% +1.457%						2 Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	8	$9,908.79	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.625%		Full Documentation	QC Complete	xx
xx	PJN50C3WIC2	xx	xx	Kansas	Non-QM/Compliant	1	1	1	1	1	No	No						verified with X comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	7	$20,833.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.778%		Full Documentation	QC Complete	xx
xx	PKKKLWLBS51	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 6 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	18	$14,117.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.777%		Full Documentation	QC Complete	xx
xx	PL0CRO15PKK	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	6	$14,227.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.332%		Full Documentation	QC Complete	xx
xx	PMG4RHP2TVF	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	21	$16,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.592%		Full Documentation	QC Complete	xx
xx	PMIGMLPU3SP	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked on AS IS xxx with the appraised value $ xxx.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	10.16	$14,594.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.462%		Full Documentation	QC Complete	xx
xx	PMZ5T1GIIBX	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.544% Allowed: 6.640% Over by: +1.008%	*** (CURED) Property is Vacant - EV R COMMENT: Borrower is staying on rent and subject property is Vacant as per appraisal report Resolved 1/26/2022 :- The following transaction is Purchase hence, subject property is vacant.					Single Family	xx	xx	xx	Primary	Purchase	xx	2	xx	15	$13,541.67	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		36.571%	Yes	Full Documentation	QC Complete	xx
xx	PNNDHXXTT2A	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §**, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL **% **% +**%				Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on **. With the appraised value $**		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	1	$9,167.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.518%		Full Documentation	QC Complete	xx
xx	PO5ZTLRDCO5	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1 COMMENT: Qualified mortgage safe harbor threshold failed : this is a non QM loan.						PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	3	$8,563.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.845%		Full Documentation	QC Complete	xx
xx	PPBNLY2L02Q	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAILxx xx				Appraisal done with 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.34	xx	1.25	$9,713.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.635%		Full Documentation	QC Complete	xx
xx	PQHZI5HAPWP	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged:XX% Allowed: XX% Over by: +XX%				Appraisal Has Provided X Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	31	$9,782.39	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.193%		Full Documentation	QC Complete	xx
xx	PQJ25WN4FP3	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL : Charged : xx Allowed : xx Overby : xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing Resolved : Provided Initial Closing Disclosure Updated. *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This is standalone second lien loan . We have Desk review in file , but loan amount is <=175000 so need full appraisal both exterior and interior. xx:Appraisal has been received.Condition resolved.			Appraisal done only externally		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	20	$8,784.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.971%		Full Documentation	QC Complete	xx
xx	PQWUPGWOI5R	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Higher-Priced Mortgage Loan Test: FAIL Charged : 9.008% Allowed : 5.860% Over by : +3.148%

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry			Valnet Appraisal with 4 Compareable & Effective date xxx Market Value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	13	$5,847.34	Mos Reviewed:24 Times 1X30:2 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.213%		Full Documentation	QC Complete	xx
xx	PRRYDKWSEUY	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	6	$11,354.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.600%		Full Documentation	QC Complete	xx
xx	PSXKOSBM4IH	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	11	$15,125.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.455%		Full Documentation	QC Complete	xx
xx	PUJVLVMQT04	xx	xx	Delaware	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced  mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 8.589% Allowed 6.430% Overby +2.159%				Appraisal has 4 comparable with different market based value properties		PUD	xx	xx	xx	Primary	Cash Out	xx	5			$7,031.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.702%		Full Documentation	QC Complete	xx
xx	PUXDDKAS5WC	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: Charged xx% Allowed xx% Over by +xx%				appraisal valued as is 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	10	$15,291.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.164%		Full Documentation	QC Complete	xx
xx	PUXRZWQX5ZS	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.741% Allowed 6.490% Over by+2.251%					NMLS site down	Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	12	$7,271.33	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	42.969%		Full Documentation	QC Complete	xx
xx	PVOW20F11XS	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No							APPRAISAL MISSING NMLS DOWN	Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	18	$5,928.55	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.296%		Full Documentation	QC Complete	xx
xx	PVVR1YC1QNX	xx	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: As per Appraisal property was listed for sale in last 12 months.	*** (CURED) 10% Tolerance Fees test fail - EV R COMMENT: TRID Violation due to fee increase on Initial CD datedxx. Initial LE dated xx reflects a Recording Fee amount at $201.00, however Initial CD dated xxreflects the Recording Fee amount at xx , This is a fee increase of xx.required valid COC. xx: Received Alta statement , required valid COC hence condition kept as it is xx - Fee sheet received xx increasing mortgage recording (in conditions folder). xx ICD sent to customer.			Value Supported by 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.58	xx	13.5	$22,930.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.086%		Full Documentation	QC Complete	xx
xx	PWP13YIHSGP	xx	xx	Kentucky	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal is AS IS with 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	7	$10,908.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.234%		Full Documentation	QC Complete	xx
xx	PWZGBQ42PTL	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Excessive DTI - EV R COMMENT: DTI exceed xx Tolerance limit Recalculated DTI is xx			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	4				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.084%		Full Documentation	QC Complete	xx
xx	PXJ4VWZV2RU	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No						Verified with xx comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	28	$15,495.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	17.964%			QC Complete	xx
xx	PXPUQ0NHMO4	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 6 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	19.41	$12,389.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.618%		Full Documentation	QC Complete	xx
xx	PXQE4JMUHVQ	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Missing Final 1003_Application - EV 1 COMMENT: HOA amount is showing incorrect in Final 1003. As per appraisal document value is XX but in Final 1003 document value is XX	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Both CU score and LCA score are missing so require secondary valuation document. Resolved : Scores not required for second lien loans.			Verified with 3 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	30	$8,266.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.605%		Full Documentation	QC Complete	xx
xx	PY4L4A3ZGJT	xx	xx	Virginia	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) ComplianceEase State Regulations Test Failed - EV R COMMENT: This loan failed the total loan and broker fee test. Prohibited fee differance xx.			Verified Through 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	20	$20,145.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.728%		Full Documentation	QC Complete	xx
xx	PZSXERSVJ25	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						CDA Supports xx Comp's.		PUD	xx	xx	xx	Primary	Cash Out	xx	2.08	xx	24	$10,016.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.009%		Full Documentation	QC Complete	xx
xx	Q0T2QVJCGYR	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test AS Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: charged 10.259% allowed 6.540% over by+3.719%				Appraisal from Valuenet provided 3 comparables to support the opinion of value	Unable to Verify NMLS issue date and status date due to NMLS site down	PUD	xx	xx	xx	Primary	Cash Out	xx	7			$2,857.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.335%		Full Documentation	QC Complete	xx
xx	Q10OPVWSNER	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing credit report - EV R COMMENT: A copy of Credit Report is missing in the loan file, however FICO disclosure and LOE is present in the loan file. Received credit report				NMLS Web site is under maintenance due to that couldn't verify the details, so going with what UW has considered.	Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	1.42	$8,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.041%		Full Documentation	QC Complete	xx
xx	Q1MFBVYEZLV	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: Charged 8.362% Allowed 5.940% Over by +2.422%	*** (CURED) Missing Appraisal - EV R COMMENT: Appraisal missing in loan file. 12/28/2021 - Resolved-Received xx Appraisal document, updated scienna					PUD	xx	xx	xx	Primary	Cash Out	xx	3.25	xx	25	$10,523.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.714%		Full Documentation	QC Complete	xx
xx	Q1O2SH4TGX5	xx	xx	Wisconsin	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx				Appraisal is AS IS xx comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	6.83	xx	13.41	$3,355.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.875%		Full Documentation	QC Complete	xx
xx	Q21Q1C3BIUZ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	5.25	$11,696.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.386%		Full Documentation	QC Complete	xx
xx	Q2D4DY02LYQ	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Contains 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.66	xx	2	$14,942.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.231%		Full Documentation	QC Complete	xx
xx	Q2NE5PJNCDS	xx	xx	Illinois	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged xx% Allowed xx% Overby xx%				Appraisal has provided 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	15.25	xx	1.66	$20,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.222%		Full Documentation	QC Complete	xx
xx	Q3TFZETNGT2	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value. Appraisal has ticked on AS IS ** with the appraised value $**		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	30	$25,854.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.605%		Full Documentation	QC Complete	xx
xx	Q4JXEAWHF2S	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the MD COMAR higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over By : xx	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: TRID Violation due to a fee increase of Transfer Tax from $xx to $xx in Revised LE2 dated xx This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance. Valid COC required to cure the violation. Resolved : xx - The Loan amount is increased from $xx to $xx on Loan Estimate dated xx As result transfer tax fee is increased. It is disclosed to borrower on LE dated xx Also COC is provided for increased Loan Amount & Appraisal fees on Pg # xx & xx					PUD	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	20	$13,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.022%		Full Documentation	QC Complete	xx
xx	Q5FK2ICGH0N	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the NC Rate Spread Home Loan Test. NC Rate Spread Home Loan Test: FAIL Charged: xx% Allowed:xx% Over by:+xx% *** (OPEN) Appraisal Value - EV 1 COMMENT: As per instructions second appraisal value variance above-10% how ever this loan variance is -xx%				Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	33	$16,841.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.148%		Full Documentation	QC Complete	xx
xx	Q5G1LUVQLEO	xx	xx	New Jersey	Non-QM/Compliant	2	2	2	2	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx      Allowed: xx     Over by: xx

*** (OPEN) Missing credit report - EV 2
COMMENT:   credit report missing in the package

*** (OPEN) Property listed for sale in past 12 months - EV 2
														COMMENT: In appraisal it is mentioned the property was in for sale in last 12 months				Appraisal has 4 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out		0.75	xx	6	$44,289.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	35.926%		Full Documentation	QC Complete	xx
xx	Q5SJAA2CRQU	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct.

															Resolved xx :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.					PUD	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	0.83	$14,583.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.674%		Full Documentation	QC Complete	xx
xx	Q5UDBTMH5UH	xx	xx	Ohio	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 3 comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	29.83			$16,070.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.911%		Full Documentation	QC Complete	xx
xx	Q5X2LRUFOQA	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the MD COMAR Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35,  some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged: 8.929% Allowed: 6.980% Over by: +1.949%				Appraisal Has Provided 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	8	$16,272.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.882%		Full Documentation	QC Complete	xx
xx	QA5NRYKCRSK	xx	xx	Illinois	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged XX% allowed XX% over by +XX%				Appraisal has X comparable with different market based value properties	1008 is Missing in loan file. So I consider Income Worksheet.	Single Family	xx	xx	xx	Primary	Cash Out	xx	4.41	xx	18	$8,393.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.591%		Full Documentation	QC Complete	xx
xx	QAV4FHRASPZ	xx	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Please provide First Payment letter for "xx" and Loan amount is xxx - 1008 document is not required and this condition was cleared					PUD	xx	xx	xx	Primary	Cash Out	xx	2.58	xx	38.5	$11,420.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.319%		Full Documentation	QC Complete	xx
xx	QBXUKJG5HW4	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.    Higher-Priced Mortgage Loan Test: FAIL      Charged: xx  %      Allowed: xx %     Over by: xx %  "

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
xx  Financial Code.
														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx%				Appraisal Support 5 comp's.		PUD	xx	xx	xx	Primary	Cash Out	xx	16	xx	17	$10,598.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	37.703%		Full Documentation	QC Complete	xx
xx	QDJ2H4K4RKI	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: TRID Violation due to a fee increased on Initial CD dated xxxx . The Initial CD shows an increased Mortgage broker fee of xxx which did not appear on previous LE. This is a fee increase for a Non-Shoppable Fee which exceeds the xx tolerance for Non-Shoppable Fees. Required valid COC. Resolved : xxx - The loan amount is increased from xxx to xxx on CD dated xxx . As result Broker compensation fee is increased. And it is disclosed to borrower on CD dated xxx.					Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	4	$5,868.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.195%		Full Documentation	QC Complete	xx
xx	QF0KNH03W12	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed : xx Overby : xx				Value supported by #3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	0	$1,639.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.757%		Full Documentation	QC Complete	xx
xx	QFH502YLZDN	xx	xx	Indiana	Non-QM/Compliant	2	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	0.92	xx	5	$3,568.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.991%		Full Documentation	QC Complete	xx
xx	QFKGNQHTVBG	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the xx higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of xxRegulations (xx).
While the xx provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged 7.523% allowed 6.430% over by +1.093%				Property verified with 4 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	9	$6,670.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.429%		Full Documentation	QC Complete	xx
xx	QGDPS1ILH1Z	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx % Allowed : xx % Over by : xx % *** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: As per the Appraisal the subject Property was offered for sale at xx on xx for Superior Lien.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: Missing COC. TRID Violation due to a fee increase on CD dated xx . Final CD dated xx reflects the Loan Origination Fee at $xx This is a fee Increase of $ xx or a Non-Shoppable Fee which exceeds the 0% tolerance. Resolved : xxThe Loan amount is increased from $xx to $ xx on Closing disclosure dated xx as result Loan origination fee increased And it is disclosed to borrower on CD dated xx			The subject property is supported by 4 Comps and condition for subject property is C-3. No adverse condition noted at the time inspection.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	33	$6,876.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.333%		Full Documentation	QC Complete	xx
xx	QGEM1FWXVRA	xx	xx	Michigan	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 8 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	25	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.349%		Alternative	QC Complete	xx
xx	QIYQ3M1JYAI	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test such as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met Higher-Priced Mortgage Loan Test FAIL: Charged 7.345% Allowed 5.950% Over by +1.395%.				Value Supported by 5 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	9	$6,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.877%		Full Documentation	QC Complete	xx
xx	QJLQUOBRFCU	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 5.983% Allowed 5.910% Over by +0.073%				Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	40	$9,834.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.633%		Full Documentation	QC Complete	xx
xx	QJTWRS2RYBD	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: The loan package does not contain XX income calculation worksheet and closing worksheet please provide the required documents			verified with 5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	30	$9,516.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.143%		Full Documentation	QC Complete	xx
xx	QJW3J15VVSY	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Underwriter Income Calcution Sheet is Missing in this file. Received income calculation worksheet			Appraisal value Supported by 3 comps, 4 Bedrooms and 2.1 Bathrooms.	Underwriter Income Calcution Sheet is Missing in this file.	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	9	$15,992.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.521%		Full Documentation	QC Complete	xx
xx	QLU1ZVF0AA4	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: "Require complete AVM report for the subject property". Property condition inspection report is present .There is no AVM is Present in this loan file. AVM valuation is used as property value *** (CURED) Appraisal not dated - EV R COMMENT: Appraisal report for subject property is missing in the loan file . AVM valuation is used as property value *** (CURED) Missing Appraisal - EV R COMMENT: Require complete AVM report for the subject property" AVM valuation is used as property value			Yes. Property condiiton inspection report is present .Changes made in scienna .There is no AVM is Present in this loan file. Exception added.		PUD	xx	xx	xx	Primary	Cash Out	xx	19	xx	1	$7,749.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.992%		Full Documentation	QC Complete	xx
xx	QMRESBPDJCI	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						comparable sale -7 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.58	xx	31.05	$10,644.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.678%		Full Documentation	QC Complete	xx
xx	QMVAR2LSOII	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged 7.409% allowed 6.550% over by +0.859%				Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	15	$10,063.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.401%		Full Documentation	QC Complete	xx
xx	QMVPWPSYQY2	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Closing worksheet is missing in the file			Value Supported by #3 Comps with opinion value xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	6	$18,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.275%		Full Documentation	QC Complete	xx
xx	QNKEAYYIK5J	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%				Apprisal has provided #X comps to support the openion of value. Appraisal has ticked on XX on XXXXXX ,with the appraised value $XXXXXX.		Single Family	xx	xx	xx	Primary	Cash Out	xx	19			$13,744.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.946%		Full Documentation	QC Complete	xx
xx	QNN3D30NJN0	xx	xx	Indiana	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx					NMLS Site is Down	PUD	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	14	$5,306.04	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.510%		Full Documentation	QC Complete	xx
xx	QOU1RO31TTY	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Note is missing or unexecuted - EV R COMMENT: Exception resolved due to correct data entry			verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	22.07	$6,330.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.929%		Full Documentation	QC Complete	xx
xx	QOWEDQRGY5E	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.124% Allowed: 6.640% Over by: +0.484%				The subject is located in the city of xx. The area consists of well maintained homes in a typical subdivision density neighborhood. No negative external influence was noted		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	8.4	$13,875.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.825%		Full Documentation	QC Complete	xx
xx	QPEL33PAWYR	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	1	$35,000.00	Mos Reviewed:27 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.073%		Full Documentation	QC Complete	xx
xx	QQCRXDUKNRY	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the NC rate spread home loan test asThe loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
xx Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

														NC RSHL Average Prime Offer Rate APR Threshold Exceeded YES: charged 8.588% allowed 6.730% over by +1.858%						PUD	xx	xx	xx	Primary	Cash Out	xx	1.25			$2,180.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.248%		Full Documentation	QC Complete	xx
xx	QRJXK0IRWQB	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%						PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$10,602.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.283%		Full Documentation	QC Complete	xx
xx	QRL5J0CLBIP	xx	xx	Michigan	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test charged 6.368% allowed 5.740% over by +0.628%				Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised valuexx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	1.66	$6,707.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.442%		Full Documentation	QC Complete	xx
xx	QRVE3O3SU1U	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						In this Appraisal Sale Comparison #3		PUD	xx	xx	xx	Secondary	Cash Out	xx	5		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.444%		Full Documentation	QC Complete	xx
xx	QS4ERUOOYCN	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Value is Supported by 5 Comp No adverse Conditions noted.		PUD	xx	xx	xx	Primary	Cash Out	xx	2.66	xx	11.41	$15,171.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.839%		Full Documentation	QC Complete	xx
xx	QSQM0JIFVB0	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 6.070% allowed 5.940% over by +0.130%				Value supported by 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	4	$9,583.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.473%		Full Documentation	QC Complete	xx
xx	QSS2NHRYXAP	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Value supported by #3comps with opinion value xx and it is ticked on as is on xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	20	$6,567.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.875%		Full Documentation	QC Complete	xx
xx	QTQ0OPAH0YW	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: 1008 is missing in loan file however information is taken from income worksheet and closing worksheet. But Income worksheet and Closing worksheet is missing in loan file 1008 not required on 2nd lien			Appraisal with #6 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	46	$18,832.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.526%		Full Documentation	QC Complete	xx
xx	QU22V3RX15E	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.412% (Loan data) Allowed: 5.880% (Comparison data) Over by: +2.532% (Variance)				Appraisal Supported by Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	3	$8,200.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.878%		Full Documentation	QC Complete	xx
xx	QUE2ASYRKMX	xx	xx	New Hampshire	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 5.825% Allowed : 5.770% Over By : +0.055%	*** (CURED) The COC is missing - EV R COMMENT: Charges Cannot Increase Test Fail due to a fee increase on CD dated xx LE dated xx reflects Points - Loan Discount Fee at xx, however, Revised CD datedxx reflects the Points - Loan Discount Fee xx This ia a fee increase of xx We Dont have Required Valid COC and Cost to Cure. Resolved : 1/7/2022 - The Loan amount is increased from xx to xx on Loan Estimate dated xx As result Points - Loan Discount Fee increased. It is disclosed to borrower on LE dated 1xx.			This is AVM We have Confidence score of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	3.08	$4,806.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.489%		Full Documentation	QC Complete	xx
xx	QUU3Y4WX5J0	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	20	$7,663.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.577%		Full Documentation	QC Complete	xx
xx	QVKIKMTQIGP	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has 5 Comparables.	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	16	$15,042.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.478%		Full Documentation	QC Complete	xx
xx	QWG5R5TFAPB	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The finance charge isxx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application

														Resolved : Updated lender response	*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Missing Initial 1003 Application doc Initial application received for co-borrower.			Appraisal Supported with Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$13,627.47	Mos Reviewed:17 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.971%		Full Documentation	QC Complete	xx
xx	QZEHKSILPN0	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.445% Allowed: 5.790% Over by: +2.655%	*** (CURED) Missing Appraisal - EV R COMMENT: Required Clear Val Exterior Valuation or Appraisal report. Form 1073 is present in the file *** (CURED) Property listed for sale in past 12 months - EV R COMMENT: Listed in past 12 months is purchased by borrower , senior 'lien Property was not listed for sale as per the appraisal report in the past 12 month			Appraisal Has Provided 6 Comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2.05	xx	7	$15,879.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	42.498%		Full Documentation	QC Complete	xx
xx	R00WVYK0JZS	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	0.92	xx	7	$9,068.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.171%		Full Documentation	QC Complete	xx
xx	R0A1IME5ZYK	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. CA AB 260 Higher-Priced Mortgage Loan Test Charged : FAIL 7.926% Allowed : 6.550% Overby : +1.376%						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.08	xx	1	$18,333.34	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	26.777%		Full Documentation	QC Complete	xx
xx	R0VAUMD3B35	xx	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal Has Provided 6 Comparable		Single Family	xx	xx	xx	Secondary	Cash Out	xx	1.06	xx	10.07	$18,402.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.076%		Full Documentation	QC Complete	xx
xx	R13VZJ0MXAC	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR §xx (a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.				Value Supported by 7 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.92	xx	37	$4,012.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.635%		Full Documentation	QC Complete	xx
xx	R1BCLVMOH1H	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.898% Allowed: 6.280% Over by: +1.618%						Single Family	xx	xx	xx	Primary	Cash Out	xx	24	xx	10	$9,961.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.148%		Full Documentation	QC Complete	xx
xx	R1DZ20HG10G	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 7.738%   Allowed: 6.360%   Over by: +1.378%

*** (OPEN) Missing Initial 1003_Application - EV 2
COMMENT:   Initial 1003 does not has LO Sign.

*** (OPEN) Wrong appraisal form for condo - EV 1
														COMMENT: "We have Value net in the file no other appraisal is required".						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	9.5	xx	17	$6,801.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.261%		Full Documentation	QC Complete	xx
xx	R1XPOWG1GUV	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan was not tested against the TILA rescission finance charge test due to one of the following findings: ( 12 CFR xxx(g)(1) , transferred from 12 CFRxxx(g)(1) ) A disclosed finance charge was not provided;Your company settings are configured to run the TILA foreclosure rescission finance charge test as part of an audit report rather than the TILA rescission finance charge test; orThe loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 9.267% Allowed: 6.640% Over by: +2.627%				Verified with 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$6,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.090%		Full Documentation	QC Complete	xx
xx	R25HKBYDJQX	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. CA AB 260 Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx					nmls xx is inactive	PUD	xx	xx	xx	Primary	Cash Out	xx	17.6	xx	24.9	$9,770.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.689%		Full Documentation	QC Complete	xx
xx	R2AQU5HZZXY	xx	xx	Indiana	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 10.473% Allowed : 6.500% Over By : +3.973%	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Duplicate

Resolved : xxx - COC not found in secondary lien. Appraised value decreased. CD dated xxx shows decreased loan amount and discount points.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Missing COC for fee added on CD dated xxx. CD dated xxx reflects a Points - Loan Discount Fee of $389.17, however, LE dated xxx did not reflects the Points - Loan Discount Fee. This is a fee increase of $389.17 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Required COC.

															Resolved :xxx - COC not found in secondary lien. Appraised value decreased. CD dated xxx shows decreased loan amount and discount points.			Appraisal has Provided 3 Comparable	NMLS Site is Down	PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	7	$9,583.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.923%		Full Documentation	QC Complete	xx
xx	R2PSHDS33L2	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: UW (xx ) income calculation and Closing worksheet are missing in file. Xx - Income sheet received					PUD	xx	xx	xx	Primary	Cash Out	xx	16	xx	17	$14,685.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.358%		Full Documentation	QC Complete	xx
xx	R2SEGULQMIC	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged 6.977% Allowed 6.570% Over By+0.407%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	23	$14,083.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.440%		Full Documentation	QC Complete	xx
xx	R31QEH0SWEX	xx	xx	Maryland	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: xxx Income Worksheet and Closing Worksheet missing in file. Hence required any one of the document. *** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Income Worksheet/Closing Worksheet/Transmittal Summary (1008) Missing in file Received Income worksheet			Appraisal has provided 6 comparables to support the opinion of value		Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	24	$12,500.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.722%		Full Documentation	QC Complete	xx
xx	R3JPJJRNEJ4	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx allowed xx over by xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	17	$12,457.94	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.447%		Full Documentation	QC Complete	xx
xx	R4UKSJ4QDXK	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Secondary	Cash Out	xx	17	xx	21	$9,275.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.513%		Full Documentation	QC Complete	xx
xx	R4Y4KRUVTBS	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Provide Lender Income Calaculation Worksheet Or Closing Worksheet			As per appraisal as is , $xx comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$8,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.902%		Full Documentation	QC Complete	xx
xx	R5L2COMUYJB	xx	xx	Connecticut	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged xx allowed xx over by xx				Appraisal is AS IS with 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$5,252.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.170%		Full Documentation	QC Complete	xx
xx	R5PGYHJB0MO	xx	xx	Louisiana	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 8.242% Allowed : 6.510% Over By : +1.732%						PUD	xx	xx	xx	Primary	Cash Out	xx	4.07	xx	22.07	$19,989.54	Mos Reviewed:30 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.122%		Full Documentation	QC Complete	xx
xx	R5VR3KDZ3YS	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the xx 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. xx 260 Higher-Priced Mortgage Loan Test: FAIL Charged : xx % Allowed : xx % Over By : xx %	*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: Initial Loan Estimate is missing in the loan file. Resolved : Received copy of Initial LE dated xx *** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: Initial Loan Estimate is missing in the loan file. Resolved : Received copy of Initial LE dated xx *** (CURED) Missing Initial 1003_Application - EV R COMMENT: Missing Initial 1003 application in loan file. xx - Received a copy of signed initial 1003 application which resolves the condition			Value is Supported by 6 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	9	$11,828.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.969%		Full Documentation	QC Complete	xx
xx	RA3IOOWEU02	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx				Appraisal ia AS IS with xx comparables	Income Income Worksheet.XLSM Missing in Box.	PUD	xx	xx	xx	Primary	Cash Out	xx	42			$4,311.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.614%		Full Documentation	QC Complete	xx
xx	RABUDSFLO0M	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) The COC is missing - EV R
COMMENT:   TRID Violation due to a fee increase on CD dated xx.  LE dated xx reflects a Transfer Taxes Fee at $xx, however,  Initial CD dated  xx reflects the Transfer Taxes Fee  at $xx, but cure $xx is given.  But CD dated xx doesnt reflect any cure amount of $xx .This is a fee increase of $xx for a  Non-Shoppable Fee which exceeds the xx tolerance for Non-Shoppable Fees. Hence, required Valid COC or Cost to Cure.

															Resolved : xx - COC not found in secondary lien. The Initial CD dated xx shows The Loan amount increased from $xx to $xx . As a result Transfer Taxes are increased.					PUD	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	20	$8,341.52	Mos Reviewed:18 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.777%		Full Documentation	QC Complete	xx
xx	RBQG2QZTUFZ	xx	xx	Minnesota	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This is loan failed Higher-Priced mortgage loan test as Using the greater od the disclosed APR and the calculated APR,the loan is a higher-priced mortgage loan, as defined in Qualified Mortgage Safe Harbor Threshold: FAIL Charged: 5.807% Allowed: 5.740% Over by: +0.067%	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: We have Value net in the file no other appraisal is required *** (CURED) Wrong appraisal form for single family home - EV R COMMENT: we have desk review in file , but need full appraisal both exterior and interior as loan amount is xx We have Value net in the file no other appraisal is required					Single Family	xx	xx	xx	Primary	Cash Out	xx	13.42	xx	15	$7,319.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	13.693%		Full Documentation	QC Complete	xx
xx	RCINJA3RZUR	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z				Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	17	$9,519.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.850%		Full Documentation	QC Complete	xx
xx	RCJPLLPAFG5	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	25	xx	3	$10,687.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	16.042%		Full Documentation	QC Complete	xx
xx	RCJS3XJVC3G	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged 8.950% allowed 6.540% over by +2.410%				Value Supported by 6 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.33	xx	3	$3,891.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.464%		Full Documentation	QC Complete	xx
xx	RDFGFHKVOP4	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No						Value is Supported by 3 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	22	$9,055.76	Mos Reviewed:19 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.674%		Full Documentation	QC Complete	xx
xx	REH4N5VVIKX	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	23	$6,108.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.706%		Full Documentation	QC Complete	xx
xx	REVK0DKFPCF	xx	xx	Colorado	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged xx allowed xx over by xx	*** (CURED) xx Tolerance Fees test fail - EV R COMMENT: Charges Cannot Increase Test Fail due to a fee increase on CD dated xx. LE dated xx reflects Appraise Fee at xx, however, Revised CD dated 5/17/2021 reflects the Appraise Fee $xx. This is a fee increase of $xx We Dont have " Required Valid COC and Cost to Cure. xx - Appraisal product upgraded to Full on xx. This change was disclosed to the borrower on xx on the Revised Closing Disclosure.			Appraisal has provided xx comps to support the opinion of value Appraised has ticked on xx with Appraised value of $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	11	$9,138.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.435%		Full Documentation	QC Complete	xx
xx	RFAFINGU5RF	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No						Verified With xx Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	8.05	xx	2	$13,140.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.189%		Full Documentation	QC Complete	xx
xx	RFFFVC31QZO	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.491% Allowed: 6.500% Over by: +1.991%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Need full Interior and exterior appraisal report for the subject property xxx - This is HLOC loans hence we have desk review and this condition was cleared			Appraisal is AS IS with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	9	$4,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.524%		Full Documentation	QC Complete	xx
xx	RFLYG0TS2IO	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on **. With the appraised value $**		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	35	$29,513.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.057%		Full Documentation	QC Complete	xx
xx	RFXL1NZATGJ	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Appraisal Has Provided X Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	26	$10,486.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.402%		Full Documentation	QC Complete	xx
xx	RG4NR43CBDD	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Closing worksheet is missing in the file *** (CURED) Missing legal documents for senior or subordinate lien - EV R COMMENT: Closing worksheet is missing in the file Received closing worksheet			Value Supported by 5 Comps with opinion value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	8	$14,006.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.104%		Full Documentation	QC Complete	xx
xx	RGACUFVJPNO	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Missing or error on the Rate Lock Document - EV 1 COMMENT: Missing a Rate Lock Agreement signed by Borrower. Alternative document present in the file, no further documentation is required.	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Stand alone second lien file we have desk review document in lieu of appraisal			Property Compare with 3 comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	7	xx	1.83	$9,999.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.582%		Full Documentation	QC Complete	xx
xx	RGTOKJQ0YSV	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	8	$4,864.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.195%		Full Documentation	QC Complete	xx
xx	RGYWXPN0ACD	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 8.556% Allowed 5.890% Over by+2.666%

*** (OPEN) Appraisal Value - EV 1
														COMMENT: Land value is more than 30% of the Appraisal Value				Appraisal has provided 3 Comparables to support the opinion of value		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2.75	$17,792.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.462%		Full Documentation	QC Complete	xx
xx	RHYXCGJV1EY	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						High: xx Low: xx Confidence Score: H (xx)		PUD	xx	xx	xx	Primary	Cash Out	xx	13	xx	15.16	$5,635.82	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	15.114%		Full Documentation	QC Complete	xx
xx	RIMRBPLX5Q1	xx	xx	California	Non-QM/Compliant	3	2	1	2	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) Property listed for sale in past 12 months - EV 2
														COMMENT: Borrowers acquired property on xxx , property listed for sale in past 12 month .				Appraisla supports 3 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.17	xx	5.83	$11,760.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.678%		Full Documentation	QC Complete	xx
xx	RJAFUQ0SBOE	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Initial 1003 Document LO sign is missing. Resolved : Received copy of Initial 1003.			as per Value net report We have 3 Comparables in the report		Single Family	xx	xx	xx	Primary	Cash Out	xx	51		20	$1,793.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.266%		Full Documentation	QC Complete	xx
xx	RJUNNFLU4SJ	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:8.148% Allowed: 6.490% Over by: +1.658%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD is missing. *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Initial CD is missing.			Verified through xx comps		PUD	xx	xx	xx	Primary	Cash Out	xx	17.91	xx	22	$13,810.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.930%		Full Documentation	QC Complete	xx
xx	RLLL4NQPIQA	xx	xx	Wisconsin	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	8	$5,382.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.599%		Full Documentation	QC Complete	xx
xx	ROSTISBQ0SU	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged: 10.129% Allowed: 6.480% Over by: +3.649%				Appraisal Supports xx Comp's.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2	xx	6	$4,221.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.506%		Full Documentation	QC Complete	xx
xx	RPF31NGZCS0	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%				As is with X comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	10	xx	5	$14,583.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.242%		Full Documentation	QC Complete	xx
xx	RPFJLSWE3GS	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged :8.297% Allowed: 6.430% Over by: +1.867%				Value supported by 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	3.75	$8,550.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.878%		Full Documentation	QC Complete	xx
xx	RQBQK25M0DJ	xx	xx	Wisconsin	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Comparable 2-6 are recent similar sales to the subject. Comparable 1 sold within the last xx months. It is the best available sale with an adverse location/view.		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	2	$4,583.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.911%		Full Documentation	QC Complete	xx
xx	RQYLIVV3AUD	xx	xx	Minnesota	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Exception resolved due to correct data entry xx - Received AVM Report *** (CURED) Missing Appraisal - EV R COMMENT: Require exterior/AVM property valuation xx - Received AVM Report			Property condiiton inspection is available in loan file		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	5	$6,365.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.416%		Full Documentation	QC Complete	xx
xx	RRPRI0F0JZ5	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3	xx	0.75	$9,300.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.502%		Full Documentation	QC Complete	xx
xx	RRT1FM4LD5J	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	8.5	$6,059.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.731%		Full Documentation	QC Complete	xx
xx	RRWN5KLZS42	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.998% Allowed: 6.730% Over by: +0.268%				verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	17	$5,286.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.822%		Full Documentation	QC Complete	xx
xx	RRY1GQN2SZP	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: The loan package does not contain the xx income worksheet and closing worksheet which are on the main source of income. please provide the required documents.			used #6 comparables to support the opinion value of the appraisar ticketed on xxx with value $xxx.		Single Family	xx	xx	xx	Secondary	Cash Out	xx	0.5	xx	20	$31,428.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.833%		Full Documentation	QC Complete	xx
xx	RTPBQ0Q04U1	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal done with 6 comparables		High Rise Condo (>=9 Stories)	xx	xx	xx	Primary	Cash Out	xx	2	xx	4	$8,041.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.031%		Full Documentation	QC Complete	xx
xx	RTYWODVNOJG	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged XX% Allowed XX% Over by +XX%				Value supported by X comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	2	$17,666.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.935%		Full Documentation	QC Complete	xx
xx	RU3W52XKLVO	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 4 comparable with different market based value properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	15	$19,032.37	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	16.250%		Full Documentation	QC Complete	xx
xx	RUIT55WHEAT	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net present in the file			Appraisal provided in the file along with 4 comparable properties.		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	22	$5,426.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.377%		Full Documentation	QC Complete	xx
xx	RUTAI2AFS2Q	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First payment letter is missing, required to verify the P&I Received first payment letter			Appraisal is AS IS with 7 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	30	$11,750.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.801%		Full Documentation	QC Complete	xx
xx	RVGZNM1IRMN	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL charged 6.990% allowed 6.600% over by +0.390%				Appraisal supprots by xx Comp		PUD	xx	xx	xx	Primary	Cash Out	xx	0.75	xx	2	$12,083.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.454%		Full Documentation	QC Complete	xx
xx	RVJBJU43YXO	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	20.08	$9,936.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.264%		Full Documentation	QC Complete	xx
xx	RVS4LHHFKHC	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	12	$5,775.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	36.074%		Full Documentation	QC Complete	xx
xx	RX03DCRLX3T	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 9.196% Allowed 6.490% Over by +2.706%				Appraisal Has Provide 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	0.11	xx	0.11	$13,387.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.228%		Full Documentation	QC Complete	xx
xx	RXAGAGMQUPK	xx	xx	Tennessee	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 7.856% Allowed : 6.910% Over By : +0.946%				Value supported by #3 comparables	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	19	$6,062.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.780%		Full Documentation	QC Complete	xx
xx	RYS1IKSPUKE	xx	xx	Georgia	Non-QM/Compliant	1	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xx% Allowed xx% Over by xx%				Verified through 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	13	$10,845.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.355%		Full Documentation	QC Complete	xx
xx	RZACSJ0TOEH	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Missing Title evidence - EV R COMMENT: Need to provide Title document. XX - Title document received	The subject is located in the xx in a subdivision consisting of single-family residences built between 2016-2018; per tax records. Homes in this area appear to show good upkeep. This neighborhood possesses adequate residential support linkages (transportation freeways, etc.) with employment centers and average amenities (shopping facilities, schools, etc.) within 1-2 miles of the subject property. Housing compatibility, proximity to employment, shopping, schools, public transportation, and other characteristics are rated average compared to competing markets. No adverse neighborhood conditions impacting the subject are known based on the scope of work. REO and Short Sales are not considered to be a factor in the subject's market area. A reasonable exposure time for the subject property developed independently from the stated marketing time is 1-3 months. Numerous properties located in the immediate market area have sold in less than 30 days on market for above the list price. Exterior inspection notes overhead powerlines located in the immediate market area. This is common for homes in this market area. The appraiser has reviewed satellite images of the immediate market area and overhead powerlines do not appear to have a negative impact on market value or marketability due to proximity. Exterior inspection notes commercial land uses located in the immediate market area. This is common for homes in this market area. The appraiser has reviewed satellite images of the immediate market area and
																		commercial land uses do not appear to have a negative impact on market value or marketability due to proximity. The subject property is located in a PUD and the homeowner's fee is to be XX / quarterly. The name of the Association is xx. I have not been previousl		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	25	$10,578.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.633%		Full Documentation	QC Complete	xx
xx	RZBS0NFLHSY	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	6			$5,761.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.136%		Full Documentation	QC Complete	xx
xx	S04Q55I0C3Q	xx	xx	Delaware	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL            Charged:6.594%         Allowed: 6.500%           Over by: +0.094%

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate Lock is missing

														The rate lock date is provided on closing worksheet & loan estimate.	*** (CURED) Compliance Testing - EV R COMMENT: Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM loan. Charged:6.594% Allowed: 6.500% Over by: +0.094% Duplicate.			COMPARABE WITH 3 ROPERTIES		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx		$3,480.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.844%		Full Documentation	QC Complete	xx
xx	S0MXXNCM3FP	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						comparable with 6 properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	16	$7,235.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.973%		Full Documentation	QC Complete	xx
xx	S1BWSC1Z3XJ	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: Compliance failing for State Regulations. NC License Validation Test. In the state of NC, lender is licensed under state ID#xxx. as a Mortgage Loan Originator License per NMLS web site.	*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Closing worksheet and income worksheet missing from the package. Received Income worksheet			Appraisal has #4 comp to support opinion value.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	5	$8,953.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.812%		Full Documentation	QC Complete	xx
xx	S2EDGXANUWA	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CT Nonprime Home Loan Test. CT Nonprime Home Loan Test: FAIL Charged: 9.353% Allowed:6.570% Over by:+2.783% *** (OPEN) Missing Title evidence - EV 1 COMMENT: tile report missing in documents Property report is available in the loan file.						Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	32	$5,000.00	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.645%		Full Documentation	QC Complete	xx
xx	S3EQ3LZQCHL	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Exception resolved due to correct data entry				NMLS Site is Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	13			$5,650.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.829%		Full Documentation	QC Complete	xx
xx	S4UZZL42XGD	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher - priced mortgage loan test as using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged :7.539% Allowed : 6.640% Over by : +0.899%				Appraisal report is supported withxx comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	12	$9,704.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.616%		Full Documentation	QC Complete	xx
xx	S5CZ0ZQHM24	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No							NMLS Site Not working	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	12	$12,189.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.732%		Full Documentation	QC Complete	xx
xx	SA3GMQVJCYE	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Initial CD is issued on xxx and is electronic signed/received by the borrower xxx. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date.

Resolved : After further review date validation test has been passed.

*** (CURED) Missing Initial 1003_Application - EV R
COMMENT:   Missing Initial Application in the loan file.

xxx - Resolved-Received xxx Initial Application document, updated scienna

*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R
COMMENT:   The Affiliated Business Disclosure missing.

															Resolved : The Affiliated business disclosure is not applicable.			Appraisal Date xxx Value $xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	4		0.33		Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	19.460%		Full Documentation	QC Complete	xx
xx	SCYP1EIVYWN	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: XX Income Worksheet or Closing Worksheet missing in file. Received Income worksheet			Appraisal has provided 4 comparables to support the opinion of value		PUD	xx	xx	xx	Primary	Cash Out	xx	6.08	xx	18.42	$11,773.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.793%		Full Documentation	QC Complete	xx
xx	SDCX2EVZCGS	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%				Appraisal has X Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.01	xx	16	$7,055.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.626%		Full Documentation	QC Complete	xx
xx	SDLC3BCTHBO	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.086% Allowed 5.870% Over by +2.216%				Appraisal value supported by 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	25	$10,863.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.070%		Full Documentation	QC Complete	xx
xx	SDNIAQSXFLZ	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) Homeownership Counselling Disclosure is missing. - EV R COMMENT: Missing Homeownership Counselling Disclosure from the loan file. xxx - Received the Homeownership Counselling Disclosure which resolves the condition *** (CURED) Missing Initial 1003_Application - EV R COMMENT: Missing initial loan application from the file. xxx - Received the Initial Signed Loan Application which resolves the condition			Appraisal for single family.		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	12	$9,368.00	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.034%		Full Documentation	QC Complete	xx
xx	SDZCTRJ2K1R	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged:xx   Allowed : xx   Overby : xx

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Compliance result is Moderate due to PA License validation test.

														PA State License - PA license is validated per NMLS site				Verified with #4 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	45	$7,307.35	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.148%		Full Documentation	QC Complete	xx
xx	SEEPER5Z2WX	xx	xx	Delaware	Non-QM/Compliant	3	1	1	1	1	No	No							Missing Income worksheet and closing worksheet.	Single Family	xx	xx	xx	Primary	Cash Out	xx	24	xx	34	$6,886.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.708%		Full Documentation	QC Complete	xx
xx	SEQZN0NWEKC	xx	xx	South Carolina	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: A verbal verification to confirm the Borrower’s current employment status is required for all Borrowers within 10 business days from the Mortgage Note date. xxx - Received VVOE date xxx & condition resolved.			Value Supported by xx Comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	14	12031.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.945%		Full Documentation	QC Complete	xx
xx	SFRILJ4ONYC	xx	xx	Arizona	Non-QM/Compliant	2	2	1	2	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 *** (OPEN) Higher Price Mortgage Loan - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.579% Allowed: 6.550% Over by: +0.029% *** (OPEN) Property listed for sale in past 12 months - EV 2 COMMENT: Property listed for sale in last 12 and 36 months. (refer pg. 2)					NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	0.1	xx	20	$9,533.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.042%		Full Documentation	QC Complete	xx
xx	SG2PH3FZA1E	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal is AVM		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	20	$6,418.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.170%		Full Documentation	QC Complete	xx
xx	SH5UFMS31VZ	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Appraisal Value - EV 2
COMMENT:   In Additional Appraisal AVM Variance is above 10%. It is 13.626%,
We have Drive by report present in the file, which is acceptable as per the guidelines, no further documentation is required.

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   a. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	16	$8,712.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.766%		Full Documentation	QC Complete	xx
xx	SHVSEORVUFV	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						High: xxxx Low: xxxx Confidence Score: H xxxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.33	xx	15.5	$13,526.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.327%		Full Documentation	QC Complete	xx
xx	SI2JLAG5R0Q	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed :xx Over By : xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	10	$5,534.53	Mos Reviewed:12 Times 1X30:3 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.530%		Full Documentation	QC Complete	xx
xx	SI30N1HQIT3	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx.		PUD	xx	xx	xx	Primary	Cash Out	xx	23	xx	10	$4,341.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.615%		Full Documentation	QC Complete	xx
xx	SI5G3DJ4SKB	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	35	xx	39	$10,983.51	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.113%		Full Documentation	QC Complete	xx
xx	SIGJTOG2H4Y	xx	xx	Arizona	Non-QM/Compliant	3	2	2	1	1	No	No		*** (OPEN) Title holder is not an individual - EV 2 COMMENT: As per Title Search, Borrower (XX) as Trustee of the XX. As per the guidelines revocable trust is acceptable, no further action is required				Appraisal value supported by 6 comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	23	xx	15	$14,976.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.382%		Full Documentation	QC Complete	xx
xx	SIPOY4N2VHQ	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal supports by 3 Comp.		PUD	xx	xx	xx	Primary	Cash Out	xx	2.75	xx	1.5	$12,875.01	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.495%		Full Documentation	QC Complete	xx
xx	SIRNHWE1ZUU	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx  Over by xx

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

*** (OPEN) Automated Appraisal Review Missing - EV 1
														COMMENT: We have Value net in the file no other appraisal is required	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Valuenet form is present in the file			Appraiasl is provided in package with 3 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	5.41	$7,219.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.390%		Full Documentation	QC Complete	xx
xx	SJGLCC0CYRI	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged xx % Allowed xx % OVerby xx %				Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx With the appraised value $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.33	xx		$1,021.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.757%		Full Documentation	QC Complete	xx
xx	SK2F250RU5W	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Wrong appraisal form for single family home - EV 1 COMMENT: AVM is used with LTV of xxx and FICO of xxx				AVM is Using.		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	13	$11,615.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.555%		Full Documentation	QC Complete	xx
xx	SL5JEQQPITP	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

NC RSHL Average Prime Offer Rate APR Threshold Exceeded: FAIL      Charged:xx      Allowed: xx    Over by: xx

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx				The market appears stable. The subject is in C3 condition. No repairs noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	10	$6,066.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.595%		Full Documentation	QC Complete	xx
xx	SLM2CXJ3QEH	xx	xx	Ohio	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : 5.912% Allowed : 5.860% Overby : +0.052%						PUD	xx	xx	xx	Primary	Cash Out	xx	3.17			$4,089.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.655%		Full Documentation	QC Complete	xx
xx	SM0P1PNDD3O	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.774% Allowed: 6.280% Over by: +1.494%.				Appraisal report is supported with #3comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	21	$11,916.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.506%		Full Documentation	QC Complete	xx
xx	SMAJECLY3Y1	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal with #6 comparable		Single Family	xx	xx	xx	Primary	Purchase	xx	1.08	xx	2.41	$12,083.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.556%		Full Documentation	QC Complete	xx
xx	SMQEF0YLF5A	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Provide verbal VOE for borrower xx and coborrower xx from xx County and xx dated within xx business days of closing.					PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	0.42	$6,476.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.886%		Full Documentation	QC Complete	xx
xx	SN1UAU1JK1O	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.237% Allowed: 6.690% Over by: +1.547%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	4	$8,349.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.922%		Full Documentation	QC Complete	xx
xx	SN3M5Q2XYY5	xx	xx	Tennessee	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) Credit report incomplete - EV R COMMENT: Credit Report is missing for Co Borrower. xx- Received Credit report for the co-borrower, therefore resolved exception			Value Supported by 4 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	1		2	$5,207.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.404%		Full Documentation	QC Complete	xx
xx	SNA53MG5XMS	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	8	$4,773.25	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	43.210%		Full Documentation	QC Complete	xx
xx	SNFWALOQN1S	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Stand alone second lien file we have desk review document in lieu of appraisal . but If the loan amount is xx should provide Full appraisal both exterior and interior Value net form present in the file			Verified With 4 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	11	xx	22	$10,294.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.635%		Full Documentation	QC Complete	xx
xx	SOPVIA5DVN2	xx	xx	Utah	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 7comps to support the opinion of value Appraisal has ticked on as is on xxx with Appraised value of $xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.91	xx	0.89	$13,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.804%		Full Documentation	QC Complete	xx
xx	SOYS1ZACE1L	xx	xx	Oklahoma	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	26	$6,780.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.490%		Full Documentation	QC Complete	xx
xx	SPUWTYZSKP0	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 8.299% Allowed 5.730% Over by +2.569%				Property Verified with 4 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	14.88	$9,044.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.335%		Full Documentation	QC Complete	xx
xx	SQR4I41U4RA	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.  Higher-Priced Mortgage Loan Test: FAIL      Charged: xx     Allowed:  xx   Over by: xx

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx      Allowed: xx     Over by: xx

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test. transferred from
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than xx.

Resolved : As per lender response Finance charge should have been xx, disclose finance charge is understated by xx which is acceptable.

*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Missing Initial CD

															Resolved : The copy of initial CD provided and resolves the condition			Property Verified with 3 Comparable.		Single Family	xx	xx	xx	Primary	Purchase	xx	2	xx	4	$20,741.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.067%		Full Documentation	QC Complete	xx
xx	SQU1EV0VI5G	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.894% Allowed: 6.490% Over by: +0.404%						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	14	$9,268.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.748%		Full Documentation	QC Complete	xx
xx	SSBFQ0N5YVR	xx	xx	Ohio	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 3 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	6	$1,835.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.020%		Full Documentation	QC Complete	xx
xx	SSCWTHS3WIM	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						comparable sale -XX		PUD	xx	xx	xx	Primary	Cash Out	xx	2.08	xx	16	$17,666.67	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.358%		Full Documentation	QC Complete	xx
xx	SSDVQEQPPYC	xx	xx	Ohio	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.00% Allowed: 6.00% Over by: +2.00%						Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	9.58	$8,333.35	Mos Reviewed:2 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.122%		Full Documentation	QC Complete	xx
xx	SSKDPNQ5H1P	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	11	xx	2.67	$16,667.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.940%		Full Documentation	QC Complete	xx
xx	STKGSHLDEZJ	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1 COMMENT: The CE Result is Moderate due to PA License Validation Test failed. PA State License - PA license is validated per NMLS site				Appraisal is AS IS with 3 Comps		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	6.58	xx	3	$4,585.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.180%		Full Documentation	QC Complete	xx
xx	SVDXIABOO4X	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( xx CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						PUD	xx	xx	xx	Primary	Cash Out	xx	4.25	xx	4.42	$4,108.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.120%		Full Documentation	QC Complete	xx
xx	SWAHI0ACFMU	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	4.08	$13,850.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.211%		Full Documentation	QC Complete	xx
xx	SXRHX2TBNEU	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: The greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Loan Failed for high price mortgage test . High price mortgage test: Fail Loan Data:X.XXX% Comparison Data:X.XXX% Variance :+X.XXX%.				Appraisal supprots by X comp .		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.42	xx	2.08	$5,160.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	39.146%		Full Documentation	QC Complete	xx
xx	SYRFQ0RD5BR	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.889% Allowed 6.450% Over by +0.439%				Verified through 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	5	$7,683.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.855%		Full Documentation	QC Complete	xx
xx	SYSKMCD3N0T	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Margin greater than minimum rate - EV 1 COMMENT: Margin Greater than minimum rate Margin is updated from the HELOC agreement, no further documentation is required	*** (CURED) First Payment letter missing - EV R COMMENT: First payment letter missing to verify P&I HELOC Agreement and Disclosure Statement available in file			Appraisal has provided xx comps to support the opinion of value.Appraisal has ticked on As is on xxx with the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	23		20	$12,305.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.653%		Full Documentation	QC Complete	xx
xx	SZEQ5T50TWU	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the NC Rate Spread Home Loan Test. NC Rate Spread Home Loan Test: FAIL Charged: 7.500% Allowed:6.340% Over by:+1.160%				All sales are located within 1 mile of the subject. The sales bracket the subjects GLA, age and site size. All sales were considered in the final reconciliation of value. This market value opinion is made "as is" on the effective date of report.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	6	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.932%		Full Documentation	QC Complete	xx
xx	SZQUE4LS0MF	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
														COMMENT: This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.						PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	5	$5,953.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.099%		Full Documentation	QC Complete	xx
xx	SZSM1J2U5XM	xx	xx	Michigan	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	30			$3,714.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.512%		Full Documentation	QC Complete	xx
xx	T0JQ3SVJQFL	xx	xx	Washington	Non-QM/Compliant	2	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: As per Appraisal, property listed within 12 months.						Single Family	xx	xx	xx	Primary	Cash Out	xx	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.889%		Full Documentation	QC Complete	xx
xx	T0KV5DTGXJP	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	19.33	$7,166.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.474%		Full Documentation	QC Complete	xx
xx	T11JB2SAR1T	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	13	$5,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.033%		Full Documentation	QC Complete	xx
xx	T2PWCXJAQRV	xx	xx	Alabama	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: "Required Drive by Appraisal or full appraisal Report" Value net form is present in the file			Verified Through 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	37	$9,725.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.494%		Full Documentation	QC Complete	xx
xx	T32YUEFILAN	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	0.5	$18,313.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.282%		Full Documentation	QC Complete	xx
xx	T3BG2EYLHRK	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	11	$6,619.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.003%		Full Documentation	QC Complete	xx
xx	T3V35RVG4BQ	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the NC rate spread home loan test. NC RSHL Average Prime Offer Rate APR Threshold Exceeded YES Charged : 7.750% Allowed : 6.380% Overby : +1.370% *** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: Late Fee charge is 5% and Grace Period is 30 days as per HELOC agreement.						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	10	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	17.828%		Full Documentation	QC Complete	xx
xx	T403R0C0EQ4	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.906%      Allowed: 6.600%     Over by: +1.306%.

*** (OPEN) Appraiser License Missing - EV 1
														COMMENT: We have value net appraisal in this file so no secondary valuation needed						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	30	$4,366.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.206%		Full Documentation	QC Complete	xx
xx	T41YIKIRSJR	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Qualified Mortgage DTI exceeds xx - EV R COMMENT: This Loan has exceeded the DTI threshold test as Borrower income is xx and total expenses are in the amount of xx therefore, after re-calculating DTI is reflecting xx ..			C3 Kitchen not updated bathrooms updated one to five years ago, the subject was reportedly constructed circa 2004 with no inadequacies noted. There is an estimated xx physcial depreciation due to age.	NMLS error and PDF issue, unable to bookmark	PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	25	$8,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.984%		Full Documentation	QC Complete	xx
xx	T50XWEPUPI3	xx	xx	Pennsylvania	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 4 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	15	$6,700.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.009%		Full Documentation	QC Complete	xx
xx	T5RRIHFFGCR	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx% *** (OPEN) Missing Final 1003_Application - EV 2 COMMENT: Final 1003 is missing in the loan package	*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Verified with 6 comparables		PUD	xx	xx	xx	Primary	Purchase	xx	0.33	xx	4.25	$40,072.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.610%	Yes	Full Documentation	QC Complete	xx
xx	TASW45G5LBR	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   a. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   a. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				NA		Single Family	xx	xx	xx	Primary	Cash Out	xx	27	xx	2.16	$5,328.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.937%		Full Documentation	QC Complete	xx
xx	TBCAIDIYAEM	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Valnet Appraisal with 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	9	$9,016.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.108%		Full Documentation	QC Complete	xx
xx	TBKBRNDV3GU	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 5 comparables.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	xx	0.75	xx	2.67	$26,411.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.857%		Full Documentation	QC Complete	xx
xx	TBMTESXIOCS	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1 COMMENT: This property was purchased in 2020 by the borrower & this is a refinance transaction.				Value supported 4 comparables.	NMLS web link is not working. I could not run compliance 4th time after I made changes in points and fee screen please run complaince and check findings.	Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	29	$17,860.20	Mos Reviewed:3 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.822%		Full Documentation	QC Complete	xx
xx	TCHFJGXD23W	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   The CE run result is elevated because,
This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged: xx % Allowed: xx % Over by: xx%					nmls Down site not working	Single Family	xx	xx	xx	Primary	Cash Out	xx	3.6	xx	7	$4,583.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.442%		Full Documentation	QC Complete	xx
xx	TDI5SC4WI3O	xx	xx	Connecticut	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Appraisal value supported by 6 comps.		Single Family	xx	xx	xx	Primary	Cash Out	xx	35	xx	37	$8,640.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.801%		Full Documentation	QC Complete	xx
xx	TEF5D4MSWPY	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged xxx				Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	6	$6,175.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.854%		Full Documentation	QC Complete	xx
xx	TEHC3IEHJZT	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : 8.291% Allowed : 5.770% Overby : +2.521%				Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	22.92	$21,509.29	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.219%		Full Documentation	QC Complete	xx
xx	TEHGJPRBIHP	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	6	xx	5	$12,801.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.574%		Full Documentation	QC Complete	xx
xx	TEZND4OSENM	xx	xx	Ohio	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 8.706%   Allowed: 5.700%   Over by: +3.006%

*** (OPEN) Missing Initial 1003_Application - EV 1
														COMMENT: Initial Loan Application is not signed by Loan Originator.	*** (CURED) The COC is missing - EV R COMMENT: TRID Violation due to Loan Origination Fee increase on Revised CD dated xx. Initial CD dated xx reflects Loan Origination Fee at xx however, Revised CD dated xx reflects the Loan Origination Fee at xx. This is a fee increase of xx for Loan Origination Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Required Valid COC or Cost to Cure. Resolved : The Loan amount is increased on CD dated xx. As result the Loan origination fee is increased. It is disclosed to borrower on CD dated xx			Verified with 3 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	2.33	$13,254.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.743%		Full Documentation	QC Complete	xx
xx	TFBOWCJIA5V	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 7.015% Allowed 6.600% Over by +0.415%						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.25	xx	9.2	$7,768.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.835%		Full Documentation	QC Complete	xx
xx	TFFO0ZZFJGK	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.675% Allowed: 6.500% Over by: +2.175%				Appraisal has 3 Comprables		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	8	$5,271.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.817%		Full Documentation	QC Complete	xx
xx	TGYHYZKPQWF	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, The loan is a higher-priced mortgage loan, as defied in regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-priced mortgage loan test: Fail Charged: xx Allowed: xx over by: xx

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test. xx, xx
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).
While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														MD COMAR Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Appraisal value supported by xxcomps.		PUD	xx	xx	xx	Primary	Cash Out	xx	13	xx	13	$10,284.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.964%		Full Documentation	QC Complete	xx
xx	TH2PKIVR5WE	xx	xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Property value and predominant value vary by more than xx - EV 1 COMMENT: Appraised value exceeds the predominate value for the market area on page one of the URAR, however, the subject property is not under improved for the neighborhood. The neighborhood consists of a wide variety of homes, from smaller to larger homes in various sizes and conditions. This in no way affects the marketability of the subject.				Value supportd by 4 comparables	NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	1.5	$19,166.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.812%		Full Documentation	QC Complete	xx
xx	THAZY4RUYMU	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1.75	xx	2.1	$11,619.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.839%		Full Documentation	QC Complete	xx
xx	THUCIRYME5F	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : charged 5.752% allowed 5.740% over by +0.012%	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: We have only property inspection in this file so we need Complete AVM for the subject property xxx- Received AVM report, therefore condition is resolved *** (CURED) Missing Appraisal - EV R COMMENT: Require complete AVM report for the subject property xxx- Received AVM report, therefore condition is resolved					Single Family	xx	xx	xx	Primary	Cash Out	xx	26	xx	33	$7,029.84	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.565%		Full Documentation	QC Complete	xx
xx	TIM4RA2A0UI	xx	xx	California	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right of Rescission missing in loan file.

														xxxx -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.				Value supported by xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	15.17	xx	11	$9,356.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.473%		Full Documentation	QC Complete	xx
xx	TITKUOMKNVU	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.944% Allowed: 6.520% Over by: +0.239%				Appraisal supports by xx Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.25	xx	25	$6,642.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.224%		Full Documentation	QC Complete	xx
xx	TJJI1TRYCZY	xx	xx	Washington	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed:
														xx Over by: xx				Value Supported by 4 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	20	xx	13	$4,784.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.903%		Full Documentation	QC Complete	xx
xx	TK4UNUJXAXV	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	2	$7,128.56	Mos Reviewed:24 Times 1X30:6 Times 1X60:1 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.508%		Full Documentation	QC Complete	xx
xx	TON05X1LH53	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.429% Allowed: 7.020% Over by: +1.409%				Valaue supported by 3 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.41	xx	26	$7,143.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.226%		Full Documentation	QC Complete	xx
xx	TOSFCFZSHRV	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB xx Higher-Priced Mortgage Loan Test: FAIL Charged xx Allowed xx Overby xx						PUD	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	10	$12,534.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.783%		Full Documentation	QC Complete	xx
xx	TOWZ4KOVBMS	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.632% Allowed: 5.890% Over by: +2.742%				Appraisal has 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	6	$7,700.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.693%		Full Documentation	QC Complete	xx
xx	TQAUH34NHIS	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test asUsing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.256% allowed 6.510% over by +1.746%				Verified with 3 comparables	NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	9	$5,569.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.093%		Full Documentation	QC Complete	xx
xx	TQZDBNNACGO	xx	xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged 7.145% allowed 6.640% over by +0.505%				Appraisal has provided 5 comparables to support the opinion of value		PUD	xx	xx	xx	Primary	Cash Out	xx	3.33	xx	13.96	$20,166.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.476%		Full Documentation	QC Complete	xx
xx	TS0XIA4OALE	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1.1	xx	38	$10,355.76	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.101%		Full Documentation	QC Complete	xx
xx	TSOIF5LUHEB	xx	xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: This loan failed the TRID disclosure dates and personal delivery validation test. The Revised Closing Disclosure Receipt Date xx is after the Revised Closing Disclosure Delivery Date xx . However, the method of delivery is marked as In Person. Resolved xx :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.					Single Family	xx	xx	xx	Primary	Cash Out	xx	8.5	xx	7	$9,048.88	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.920%		Full Documentation	QC Complete	xx
xx	TTWELHNJFPW	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged xx% Allowed xx Over By+1xx				Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	15	$6,864.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.161%		Full Documentation	QC Complete	xx
xx	TU1RLR0Z3PO	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	0.17	xx	3.17	$16,425.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.650%		Full Documentation	QC Complete	xx
xx	TUM3HT4WYTZ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Confidence score is xx		PUD	xx	xx	xx	Primary	Cash Out	xx	11	xx	29	$11,134.93	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.586%		Full Documentation	QC Complete	xx
xx	TUYYV5RZHO3	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the TRID consummation date and closing / settlement date validation test. Final CD/TRID in the loan file reflects the closing date as xx and Disbursement date as xx. Original Note document in the loan file reflects note date as 03/12/2021. Mortgage in the loan file reflect security instrument date as xx.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the TRID consummation date and closing / settlement date validation test. Final CD/TRID in the loan file reflects the closing date as xx and Disbursement date as xx. Original Note document in the loan file reflects note date as xx. Mortgage in the loan file reflect security instrument date as xx.

														Duplicate				Appraisal Supports xx Comp's.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	27	$11,014.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	42.141%		Full Documentation	QC Complete	xx
xx	TVJXZ0URQRO	xx	xx	Tennessee	Non-QM/Compliant	1	1	1	1	1	No	No						Verified With 9 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	15.66	$21,233.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.743%		Full Documentation	QC Complete	xx
xx	TWGSGXM3MHP	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the  Code of Maryland Regulations (COMAR).
While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														MD COMAR Higher-Priced Mortgage Loan Test FAIL: charged 7.726% allowed 5.800% over by +1.926%	*** (CURED) Missing flood cert - EV R COMMENT: Flood certificate is missing xxx - Received flood certificate & condition resolved.			Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value $xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	1.83	$6,668.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.288%		Full Documentation	QC Complete	xx
xx	TWQNNYRZ0T1	xx	xx	Pennsylvania	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Higher-Priced Mortgage Loan Test: FAIL 7.590% 5.870% +1.720%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009.

														License is validated reflecting issue date of xx and status date of xx				Value Supported by 6 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	16	$24,971.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	26.098%		Alternative	QC Complete	xx
xx	TX4DLCF1D31	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	20	$4,983.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.565%		Full Documentation	QC Complete	xx
xx	TXVTAPG0OI5	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: This loan failed NJ state restricted fees test : Below are the fees Title - O & E Property Report : xx Duplicate			Value is supported by 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.58	xx	16.08	$15,149.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.109%		Full Documentation	QC Complete	xx
xx	TYINDD5BCNS	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #3comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	7			$6,835.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.674%		Full Documentation	QC Complete	xx
xx	TYL3YDL2ZIZ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	15	xx	9	$17,970.49	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.668%		Full Documentation	QC Complete	xx
xx	TZ2JHOQC2KT	xx	xx	Indiana	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by:xx				Appraisal value supported by 5 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	20	$9,022.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	22.493%		Full Documentation	QC Complete	xx
xx	TZHBILKNVMG	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: Property value XX and predominant value XX vary by more than 50%.				Appraisal has 5 Comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	15	$74,253.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.148%		Full Documentation	QC Complete	xx
xx	TZTPSFFY00P	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Appraisal Value - EV 2
COMMENT:   The Primary Appraisal Dated xxx shows the property values as $xxx and as per Secondary Appraisal dated xxx the property value is $xxx. The comparison variance is at 14.778% which is more than 10%.
Value net report is present in file, which is acceptable as per the guidelines, no further documentation is required

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	10	$8,427.42	Mos Reviewed:54 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.640%		Full Documentation	QC Complete	xx
xx	TZUU5QYDUZU	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal contains 3 Comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	6.58	xx	26	$7,626.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.181%		Full Documentation	QC Complete	xx
xx	TZW5KLFJIG2	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over By : xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	17	$3,821.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.165%		Full Documentation	QC Complete	xx
xx	U0EAN4ADM3P	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 7.293% allowed 6.510% over by+0.783%				Apprasal has 4 Comparables.	NMLS Site Down.	Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	4	15161.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.539%		Full Documentation	QC Complete	xx
xx	U1HAHXKP3RA	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 3 comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	17	xx	28	$17,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.502%		Full Documentation	QC Complete	xx
xx	U1HSWQKZMOC	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Please provide the First payment letter for the subject property (Loan amount xxx) since document is missing in the loan file Received first payment letter					Single Family	xx	xx	xx	Primary	Cash Out	xx	35	xx	5	$2,056.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.221%		Full Documentation	QC Complete	xx
xx	U1NI5VCUXCB	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: Charged 6.682% Allowed 6.480% Over By+0.202%				It should be noted that this is a desk appraisal only with no visible or physical inspection of the property. Information given is relied on by MLS, if available, public records, and PCI Report completed by a third party. The review of the PCI Report and photos of the subject did not reveal any items of disrepair. Based upon inspection by the agent and photos provided, the subject is rated in C4 condition.	NMLS website down	Single Family	xx	xx	xx	Primary	Cash Out	xx	4		0	$3,933.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.587%		Full Documentation	QC Complete	xx
xx	U1WFCRHT1MM	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	28	$16,084.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.536%		Full Documentation	QC Complete	xx
xx	U20O4UIZH4H	xx	xx	Illinois	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   Qualified Mortgage Safe Harbor Threshold: FAIL    Charged: 8.047%   Allowed: 5.880%   Over by:+2.167%

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.047% Allowed:5.880% Over by:+2.167%				Value Supported by 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	6.25	xx	19.16	$7,254.93	Mos Reviewed:21 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.162%		Full Documentation	QC Complete	xx
xx	U2BKXFFVVZC	xx	xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal report supported by #3comparable		Single Family	xx	xx	xx	Investor	Cash Out	xx	0.08	xx	20	$15,453.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.698%		Full Documentation	QC Complete	xx
xx	U2JCULIZZ50	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4			$16,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.413%		Full Documentation	QC Complete	xx
xx	U2ROJOCRIPK	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	20.5	$16,920.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.089%		Full Documentation	QC Complete	xx
xx	U3FKUZE0YO4	xx	xx	Delaware	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged xx allowed xx over by xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	13	xx	24	$7,660.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.254%		Full Documentation	QC Complete	xx
xx	U3WV1N5JFIS	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 5.885% Allowed: 5.830% Over by: +0.055%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3.75	xx	13	$5,660.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.144%		Full Documentation	QC Complete	xx
xx	U4MAV5IOUIT	xx	xx	California	Non-QM/Compliant	3	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.946%      Allowed: 5.830%     Over by: +1.116%

*** (OPEN) Mortgage  - EV 2
														COMMENT: Missing Notary Security Instrument date and sing in loan file.	*** (CURED) Missing Initial 1003_Application - EV R COMMENT: Missing Initial Application dated xxx signed by the LO. xxx- Initial Application document is recieved and This condition was cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	15	$9,922.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.357%		Full Documentation	QC Complete	xx
xx	U4S4V32UIOD	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged  X.XXX%   Allowed  X.XXX%   Overby +X.XXX%

*** (OPEN) LOE - EV 1
COMMENT:   LOX Is Missing For The Additional Address XXXXXXX, Reported XX - XX On The Credit Report

														Provided the LOE for additional address.						Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	1.91	$25,000.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.791%		Full Documentation	QC Complete	xx
xx	UAFW3YXGM0D	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Critical" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.936% Allowed: 3.840% Over by: +2.096%.				Comparable -3	NMLS Site is not worked so updated Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	17	$22,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.951%		Alternative	QC Complete	xx
xx	UAGLPYOKFMO	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.67	xx	3	$11,723.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.133%		Full Documentation	QC Complete	xx
xx	UATCVS22WAP	xx	xx	Oklahoma	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test: FAIL Charged: 8.341% Allowed: 5.910% Over by: +2.431%

*** (OPEN) Compliance Testing - EV 1
														COMMENT: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule : This is a non QM loan	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Exception resolved based on documents received					PUD	xx	xx	xx	Primary	Cash Out	xx	1.11	xx	16	$5,265.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.050%		Full Documentation	QC Complete	xx
xx	UAUJILGI1UB	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	20	xx	1.92	16387.5	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.627%		Full Documentation	QC Complete	xx
xx	UC1SGZX2YP5	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) First Payment letter missing - EV R
COMMENT:   Please provide a copy of first payment letter for the subject property to verify the correct P&I.

*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   loan amount is less than xx  "Required Clear Val Exterior Valuation or Appraisal report

CDA is used for valuation

Received proper appraisal report

*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   loan amount is less than $xx (Need to add exception for "Required Clear Val Exterior Valuation or Appraisal report"

CDA is used for valuation

Received proper appraisal report

*** (CURED) Credit score not provided - EV R
COMMENT:   Co-Borrower xx Credit Report Document missing.

*** (CURED) Missing Appraisal - EV R
COMMENT:   "Required Clear Val Exterior Valuation or Appraisal report

CDA is used for valuation

Received proper appraisal report

*** (CURED) Required Documentation Missing or Incomplete  - EV R
															COMMENT: Income Calculation sheets is missing in BOX Folder.			CDA Value-$xx	Co-Borrower Credite Report Document missing xx Income Calculation sheets is missing in BOX Folder.	PUD	xx	xx	xx	Primary	Cash Out	xx	15	xx	6	$9,962.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.895%		Full Documentation	QC Complete	xx
xx	UCFX5TLMVCH	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Qualified mortgage safe harbor threshold failed : this is a non QM loan.	*** (CURED) Initial Escrow Acct Disclosure missing; loan has escrows - EV R COMMENT: Missing Initial Escrow Disclosure Received Initial Escrow Disclosure statement			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	2.5	$8,636.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.374%		Full Documentation	QC Complete	xx
xx	UCN3CLIURJF	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal is AS IS with 4 Comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	15.67	xx	22	$32,384.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.916%		Full Documentation	QC Complete	xx
xx	UD4MWW1AKHG	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the TRID disclosure dates and personal delivery validation test. The Revised Closing Disclosure Receipt Date xx is after the Revised Closing Disclosure Delivery Date xx.However, the method of delivery is marked as "Personal."

Resolved : xx - After further review  TRID disclosure dates and personal delivery validation test has been passed.

*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   TRID tolerance test is incomplete due to Initial Closing Disclosure is missing in file.

															Resolved : xx - Received copy of Initial closing disclosure dated xx.			Appraisal has provided xx comps to support the opinion of value Appraised has ticked As is on xx, with Appraised value of xx.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	15	$9,056.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.509%		Full Documentation	QC Complete	xx
xx	UF1ZKVQ1SMI	xx	xx	Connecticut	Non-QM/Compliant	4	1	1	1	1	No	No						Verified through 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	21	$11,346.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.566%		Full Documentation	QC Complete	xx
xx	UF5YM2PDF5R	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No							NMLS Site is Not Working	Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	15	$5,957.59	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.995%		Full Documentation	QC Complete	xx
xx	UFQ14BLRSVS	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No						Property Verified with 3 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	xx	16.08	xx	15	$4,273.57	Mos Reviewed:24 Times 1X30:2 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.811%		Full Documentation	QC Complete	xx
xx	UFSUOOM4GJ0	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing. Resolved : Provided Initial Closing Disclosure Updated.			Appraisal Has Provided 7 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	22	$13,321.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.862%		Full Documentation	QC Complete	xx
xx	UGOZM35224R	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Provide income document (paystub Or WVOE) for borrower 2 xx xx. 1/11/2022: Received Borrower xxx VOE document and resolved condition.			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx With the appraised value xx	1. ) NMLS Down Pages Number some Error due to PDF protected. 2 .) ROR Missing	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$26,587.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.750%		Full Documentation	QC Complete	xx
xx	UI30QO3LVPE	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test : Charged xx% Allowed xx% Over by xx%				Appraisal has 6 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$6,371.93	Mos Reviewed:34 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.661%		Full Documentation	QC Complete	xx
xx	UIJUYWJUKSH	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.400% Allowed: 6.520% Over by: +0.880%						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	7			$5,700.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.615%		Full Documentation	QC Complete	xx
xx	UINXFJCXKW1	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.995% Allowed: 6.280% Over by: +1.715%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.42	xx		$13,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.621%		Full Documentation	QC Complete	xx
xx	UIVVJ5JNDXQ	xx	xx	Tennessee	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 5.939% Allowed: 5.780% Over by: +0.159%				Value is Supported by 6 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	25	xx	3		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.330%		Full Documentation	QC Complete	xx
xx	UIZ2N4HG1PJ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	0.75	$12,805.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.930%		Full Documentation	QC Complete	xx
xx	UIZQSMNBMDH	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.981%      Allowed:  5.880%     Over by: +2.101%

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 2
COMMENT:   TRID Violation due to a fee increase on CD datedxxx  LE dated xxx reflects a Transfer tax at xxx, however, Final CD dated xxx1 reflects the Transfer taxes at xxx .This is a fee increase of xxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

														xxx - The loan amount increased to xxx, transfer taxes increased as a result and was disclosed on the revised LE sent xxx. Valid COC.						PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	4	$11,068.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.336%		Full Documentation	QC Complete	xx
xx	UJAVXTCFUL3	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 6 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.92	xx	8	$14,050.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.915%		Full Documentation	QC Complete	xx
xx	UKRR4QQBIBI	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test. CA AB 260 Higher-Priced Mortgage Loan Test: xx Charged: xx Allowed: xx Over by:xx				Property verified with 3 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	4	$5,004.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	12.106%		Full Documentation	QC Complete	xx
xx	ULCYZBJI4NK	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal is provided in package with 3 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	1	$7,022.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.534%		Full Documentation	QC Complete	xx
xx	ULYFKE1LS1V	xx	xx	Ohio	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test: Fail Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAILxx xx	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Exterior Appraisal and Automated Valuation Model shows more than xx variance in the Appraised value. xx - This is junior lien hence desk review is present and this condition was cleared			ClearVal Plus by Clearcapital use for Valuation with exterior only photos & 3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	3	$11,042.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.289%		Full Documentation	QC Complete	xx
xx	UM0FT51YCHF	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   "TRID Violation due to a fee increase on CD dated xxx.  LE datedxxx reflects a Transfer taxes at xxx however, Revised CD dated xxx reflects the Transfer taxes at xxx.  This is a fee increase of xxxfor a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees." Required Valid COC and Cost to Cure.

Resolved :Condition resolved received lender response from lender.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   "TRID Violation due to a fee increase on CD dated xxx.  LE dated xxx reflects a Transfer taxes at xxx, however, Revised CD dated xxx reflects the Transfer taxes at xxx.  This is a fee increase of xxxfor a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees." Required Valid COC and Cost to Cure.

															Resolved :Condition resolved received lender response from lender.			BASED ON THE SCOPE OF WORK, ASSUMPTIONS, LIMITING CONDITIONS, AND APPRAISER’S CERTIFICATION, MY (OUR) OPINION OF THE DEFINED VALUE OF THE REAL PROPERTY THAT IS SUBJECT OF THIS REPORT IS xxx AS OF xxx , WHICH IS THE EFFECTIVE DATE OF THIS APPRAISAL.		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	5	$4,770.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.190%		Full Documentation	QC Complete	xx
xx	UMWR4X1Q2MD	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL Charged X.XXX% Allowed X.XXX% Overby +X.XXX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	25	$11,890.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.879%		Alternative	QC Complete	xx
xx	UN2C0XK23X5	xx	xx	Oregon	Non-QM/Compliant	4	1	1	1	1	No	No							ARM Rider is missnig. Right of rescession document is missing , and DTI not matching with the loan.	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	3.08	$10,018.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.695%		Full Documentation	QC Complete	xx
xx	UN2CGYZFXLS	xx	xx	Illinois	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) Credit report incomplete - EV R COMMENT: The Co-Borrower's Credit Report Is Missing In The File. xx-CoBorrower's Credit Report dated xx received.Condition resolved.			Appraisal have 4 Comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1.58	xx	2	$12,041.99	Mos Reviewed:18 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.286%		Full Documentation	QC Complete	xx
xx	UO14H13A02I	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase HOEPA Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Loan Data  8.233%  Comparison Data 5.030%   Variance+3.203%

*** (OPEN) ComplianceEase Risk Indicator is "Critical" - EV 2
COMMENT:   This Files is NON-QThis loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR
09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR).
While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if
														the additional conditions are metM/Compliant.				Verified with 4 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	20	xx	0.42	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.698%		Full Documentation	QC Complete	xx
xx	UO4WIELMWGE	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No							No documents to verify asset $xx.Need to provided the same	Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	3	$5,609.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.554%		Full Documentation	QC Complete	xx
xx	UONUVYM2K4D	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 4 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	21	xx	27	$10,713.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.215%		Full Documentation	QC Complete	xx
xx	UQIADZXET4E	xx	xx	Virginia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing credit report - EV R COMMENT: Credit report is missing.Provide credit report dated within 120 days. Resolved : xx - Received copy of Credit report dated xx *** (CURED) VOM or VOR missing/required - EV R COMMENT: 12 Months of VOR/VOM is missing.Need VOM to verify the mortgage.Since,credit report is missing to verify mortgage. Resolved : xx - Received copy of Credit report dated xx.					Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	xx	3.06	xx	24.1	$7,981.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.575%		Full Documentation	QC Complete	xx
xx	URAPPVOJC0J	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	30	$12,495.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.285%		Full Documentation	QC Complete	xx
xx	URHVD3ILO5G	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	1.16	$8,003.55	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.677%		Full Documentation	QC Complete	xx
xx	USY0NJ5412Z	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	12	$9,207.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.940%		Full Documentation	QC Complete	xx
xx	UTT20NAWDT3	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.489% allowed 6.450% over by +2.039%						PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	3	$18,497.94	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.001%		Full Documentation	QC Complete	xx
xx	UTV20CD5UTC	xx	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: First payment letter is missing to verify the P&I Received first payment letter *** (CURED) LTV or CLTV exceeds XX - EV R COMMENT: CLTV is corrected after entering correct value in the field, XX			Appraisal has provided 5 Comparables to support the opinion of value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	39	$10,737.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.693%		Full Documentation	QC Complete	xx
xx	UU0JHPMLQGO	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Verbal verification of employment must be obtained for both borrowers			Appraisal value supported by 4 comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	16	$6,568.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.592%		Full Documentation	QC Complete	xx
xx	UUMDLQL5SEX	xx	xx	Delaware	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.076% Allowed: 6.030% Over by: +2.046%	*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Initial Closing Discloser missing in the package.

Resolved : Provided Initial Closing Disclosure Updated.

*** (CURED) Revised Loan Estimate is missing - EV R
COMMENT:   Initial Loan Estimate missing in the package.

Resolved : Provided Initial Loan Estimate Updated.

*** (CURED) Missing Initial 1003_Application - EV R
COMMENT:   Missing Initial 1003 document

Resolved : Received Initial 1008 Application.

*** (CURED) Missing or error on the Rate Lock Document - EV R
COMMENT:   Missing Rate Lock Agreement in the Package

															Resolved : Provided Initial Loan Estimate with Rate Lock Confirmation.			Verified with 3 comparables	NMLS site down	PUD	xx	xx	xx	Primary	Cash Out	xx	3			$2,294.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.778%		Full Documentation	QC Complete	xx
xx	UUNRPE3U3R0	xx	xx	South Carolina	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.104% allowed 5.910% over by+2.194%				Verified through 3 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2.25	xx	22	$8,775.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.425%		Full Documentation	QC Complete	xx
xx	UVF1THBPGZG	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	3	$20,165.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.323%		Full Documentation	QC Complete	xx
xx	UVNPGNTCDTD	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				Value Supported by #3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.25	xx	11	$7,401.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.081%		Full Documentation	QC Complete	xx
xx	UWIDHUNJ12K	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged  9.515%  Allowed  6.910% Over by +2.605%

*** (OPEN) Compliance Testing - EV 1
COMMENT:   This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.

														Qualified Mortgage Safe Harbor Threshold FAIL Charged 9.515% Allowed 6.910% Over by +2.605%						PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	7	$10,202.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.582%		Full Documentation	QC Complete	xx
xx	UXE3BIMDAHC	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : xx Allowed : xx Over By : xx						PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	16	$3,487.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	31.795%		Full Documentation	QC Complete	xx
xx	UXF0LVELSOQ	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: Charged 7.397% Allowed 5.810% Over by+1.587%				Verified with 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.42	xx	6	$13,437.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.522%		Full Documentation	QC Complete	xx
xx	UXQO3PRCF4C	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XX on XXXXXXXX. With the appraised value $XXXXXX.00		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	10	$23,168.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.167%		Full Documentation	QC Complete	xx
xx	UXUDQEM4XKJ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
§1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged:XX%      Allowed: XX%     Over by: +XX%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL XX% XX% +XX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	9	$6,613.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.978%		Full Documentation	QC Complete	xx
xx	UXYOL44EOO4	xx	xx	Pennsylvania	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: Standalone second lien & Piggyback loan. Appraisal reflects the Property has been offered for sale in past 12 months.				Appraisal with #5 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	5.33	$14,583.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.376%		Full Documentation	QC Complete	xx
xx	UYK1X34MXU5	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:XX% Allowed: XX% Over by: +XX%	*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Second valuation report for the subject property is missing in the file XXXXXX : Received Automated valuation model and resolves this condition *** (CURED) Wrong appraisal form for XXXXXX - EV R COMMENT: Need full Interior and exterior appraisal report for the subject property XXXXXX : Received Automated valuation model and resolves this condition			X comparable properties, Need additional appraisal for the loan.		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	14	$4,981.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.485%		Full Documentation	QC Complete	xx
xx	UYTH3UDOOMP	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.009% Allowed: 6.500% Over by: +0.509%				Appraisal has 5 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	13	$6,729.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.303%		Full Documentation	QC Complete	xx
xx	UZ0NXY3ERRS	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal Has Provider 3 Comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	17	xx	0	$5,750.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.481%		Full Documentation	QC Complete	xx
xx	UZ3SLGGD3UK	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 9.081% Allowed 6.500% Over by +2.581%				Value supported by #7 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	47	xx	3	$4,281.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.528%		Full Documentation	QC Complete	xx
xx	UZLVYYJ3WQS	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL           Charged:  xx %            Allowed: xx %             Over by: xx %

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the xx  260 higher-priced mortgage loan test.( xx xx  260, xxx Financial Code Division xx (a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xx  Financial Code.
														xx xx 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx % Over by: xx %				Appraisal supported with #3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.67	xx	28	$12,349.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.522%		Full Documentation	QC Complete	xx
xx	UZRASM04DNR	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	15	$25,990.41	Mos Reviewed:94 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.306%		Full Documentation	QC Complete	xx
xx	UZSCAHFSAM3	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: missing xxxx income calculation and closing worksheet missing			Appraisal has provided xx comps to support the opinion of value Appraised has ticked on xxx with Appraised value of xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	23	$15,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.859%		Full Documentation	QC Complete	xx
xx	V0CVMJP5IHT	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.948% Allowed: 6.030% Over by: +1.918%	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject Transaction Is Standalone Second Lein. An External Evaluation Is Available In The Loan File. Value net form is present in the file					Single Family	xx	xx	xx	Primary	Cash Out	xx	9	xx	2.5	$6,687.70	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.171%		Full Documentation	QC Complete	xx
xx	V0PWXEFSY1R	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	2	$15,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.281%		Full Documentation	QC Complete	xx
xx	V2AKIQKRENC	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL charged XX% allowed XX% over by +XX%				Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XXXXXX with Appraised value of $XXXXXX		Single Family	xx	xx	xx	Primary	Cash Out	xx	23	xx	3.75	$9,709.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.355%		Full Documentation	QC Complete	xx
xx	V2FGKLBIT5E	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	4.16				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.591%		Full Documentation	QC Complete	xx
xx	V2J2N1425L2	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (OPEN) Property listed for sale in past 12 months - EV 1
COMMENT:   Property was listed in sale for past 12 months
Property was listed for the sale, however withdrawn from the market before the disbursement date, no further documentation is required

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT:   The subject estimated market value is below the predominant single family to being an older home this is common for properties that are older in an around the market it will not affect the market value of the subject property

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate lock agreement is missing
														Alternative document (LE) is present in the file, no further documentation is required	*** (CURED) Missing Required State Disclosures - EV R COMMENT: Income worksheet and closing worksheet missing ** - Income worksheet received					PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$44,127.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.434%		Full Documentation	QC Complete	xx
xx	V3ALPNDJJIT	xx	xx	Michigan	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	17	$8,621.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.465%		Full Documentation	QC Complete	xx
xx	V3AY4VJFXBJ	xx	xx	Oregon	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TILA Test Failed - EV R COMMENT: Finance charge on Final CD is under-disclosed by $168.75.The CD reflects a finance charge of $xx,while the compliance finance charge is $xx.The $xx exceeds the acceptable tolerance of $xx This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $xx. Resolved : Updated Lender Credit fees as per Lender Response.				NMLS site down, 1004 Missing	PUD	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	9	$14,208.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.268%		Full Documentation	QC Complete	xx
xx	V5G3YF0WK5E	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Property value and predominant value vary by more than XX - EV 1 COMMENT: Property Value $XXX.00 and Predominant Value $XXX.00 Vary By more than XX%					Fina 1003 Missing Closing Worksheet Missing Final Closinfg Disclosure Missing B1 Income Not Provided Properly NMLS Site Is Not Working	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	20	$14,719.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.339%		Full Documentation	QC Complete	xx
xx	VAXSUQ2WRIA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 5 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	25	xx	10.01	$3,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.588%		Full Documentation	QC Complete	xx
xx	VBJ2XDF325M	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:7.910% Allowed: 5.870% Over by: +2.040%				Vlaue supported #3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	14	$11,260.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.971%		Alternative	QC Complete	xx
xx	VBTWHCK5NSC	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.256% Allowed: 6.740% Over by: +1.516%					Declaration section shows borrower owns investmental property soly, but the settlement status in file to support xxx is sold. Correct 1003	Single Family	xx	xx	xx	Primary	Cash Out	xx	1.16	xx	3.5	$33,333.33	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.918%		Full Documentation	QC Complete	xx
xx	VCH3YHQSAOV	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged:7.853% Allowed: 6.590% Over by: +1.263%					NMLS Website Down	PUD	xx	xx	xx	Primary	Cash Out	xx	9.83	xx	25.41	$17,210.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.090%		Full Documentation	QC Complete	xx
xx	VCWIFES2AGH	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.

Qualified Mortgage Safe Harbor Threshold FAIL  Charged: 7.796%  Allowed : 6.000%   Overby : +1.796%

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 7.796%      Allowed: 6.000%     Over by: +1.796%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test.

														MD COMAR Higher-Priced Mortgage Loan Test FAIL Charged: 7.796% Allowed: 6.000% Overby : +1.796%				Vaule Supported by xx comparables.		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	8	$3,838.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.889%		Full Documentation	QC Complete	xx
xx	VE2K5PFFK1F	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 9.396% Allowed: 5.820% Over by: +3.576%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	9	$12,354.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.965%		Full Documentation	QC Complete	xx
xx	VEDVGWQLRY2	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 6.601% Allowed: 5.810% Over by: +0.791%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3.33	xx	9	$4,721.39	Mos Reviewed:13 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.799%		Full Documentation	QC Complete	xx
xx	VEI4D32KIGF	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	14	xx	15	$19,921.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.272%		Full Documentation	QC Complete	xx
xx	VF0UMC1OTTJ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.005% Allowed: 6.490% Over by: +1.515%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	9	$5,308.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.010%		Full Documentation	QC Complete	xx
xx	VFJMO0RTDEE	xx	xx	Texas	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.				Both the CU score is unavailable we need additional appraisal as a loan requirement.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08			$7,467.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.046%		Full Documentation	QC Complete	xx
xx	VHTWRNATS20	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 11.131% Allowed 6.140% Over by +4.991%				Verified through 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	20	$10,833.34	Mos Reviewed:13 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.157%		Full Documentation	QC Complete	xx
xx	VI5J5OQDH25	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL :Charged:7.192% Allowed:6.560% Over By:+0.632%				Value supported by #6 comps with opinion value xx and it is ticked on as is on xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	17.61	$5,796.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.998%		Full Documentation	QC Complete	xx
xx	VJAM2RUXF0X	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : 9.296% Allowed : 6.640% Overby : +2.656%						PUD	xx	xx	xx	Primary	Cash Out	xx	1.17	xx	0.38	$6,625.00	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.146%		Full Documentation	QC Complete	xx
xx	VJBL0BA0TGW	xx	xx	Kentucky	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR xxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.				Appraisal has provided 3 comps to support the opinion of value Appraised has ticked As is on xx, with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	10.67	xx	8.5	$4,194.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.497%		Full Documentation	QC Complete	xx
xx	VJCCQD0NKPN	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	14	$10,516.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	15.002%		Full Documentation	QC Complete	xx
xx	VK4AAPEQBR5	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx  some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx% Over by: xx %				Property Verified with 3 comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	0.17	xx	30	$2,946.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.277%		Full Documentation	QC Complete	xx
xx	VKBIZLBLRQW	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Value is supported by xx Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	27	$7,602.00	Mos Reviewed:24 Times 1X30:4 Times 1X60:1 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.989%		Full Documentation	QC Complete	xx
xx	VKIJWCEYN2Z	xx	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	4	$13,292.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.943%		Full Documentation	QC Complete	xx
xx	VKLDLZC51OB	xx	xx	Maine	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 4 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	23	$6,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.046%		Full Documentation	QC Complete	xx
xx	VKWKKXQ3UC4	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %				Verfied Through 3 Comparables	nmls down	PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	10	$10,315.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.344%		Full Documentation	QC Complete	xx
xx	VL2A1WBUSS3	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.898% Allowed 6.030% Over by +1.868%	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Resolved : Provided COC Updated.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   The loan status is Moderate due to TRID tolerance Fail..

Resolved condition cleared

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Discount point fee added in final dc dated on xxx amount of $152.06. Please provide valid COC or Tolerance Cure.

Resolved : Provided COC Updated.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Mortgagee clause of the lender - xxx , LLC missing in the Hazard insurance

															Mortgagee clause not required as per the client			Appraisal is AS IS with 3 comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.05	xx	15	$12,517.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.395%		Full Documentation	QC Complete	xx
xx	VLKR3SQ2DDB	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is Missing in the Package. Resolved : xx - Received copy of Initial closing disclosure dated xx.			Appraisal has provided xx comps to support the opinion of value Appraised has ticked on xx with Appraised value of $xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	6	$14,439.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.203%		Full Documentation	QC Complete	xx
xx	VMEAKY0UEGO	xx	xx	Kentucky	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL charged 7.381% allowed 5.860% over by +1.521%				used #4 comparables to support the opinion value of appraisar ticketed on xx with valuexx		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$11,859.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.684%		Full Documentation	QC Complete	xx
xx	VMH42VFLRZB	xx	xx	California	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: charged: 8.526% allowed:6.700% over by :+1.826%				Appraisal is AS IS with 3 comps to support the opinion of value.Appraisal has ticked on As is on XX with the appraised value XX.		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	18	$4,781.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.808%		Full Documentation	QC Complete	xx
xx	VMOODPIEB4M	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.972% allowed: 6.540% Over by: +2.432%				As per appraisal as is ,#4 comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	7	$9,083.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.555%		Full Documentation	QC Complete	xx
xx	VO5GXZTBQUT	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx Over by xx	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to a fee addition on Final CD dated xx  LE dated xx reflects an Transfer Taxes of $xx however, Final CD dated xx reflects an Transfer Taxes of $xx This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Resolved : The Loan amount has been increased on CD dated xx As result transfer tax fee is increased. It is disclosed to the borrower on CD dated xx

*** (CURED) Missing Title evidence - EV R
COMMENT:   A copy of the Title policy is missing in loan documents.

															xx : Received Title policy document and condition resolved			value Supported by 5 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	10	$9,933.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.933%		Full Documentation	QC Complete	xx
xx	VOVK214TMN2	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z				Verified with 3 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	2		16	$11,568.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.101%		Full Documentation	QC Complete	xx
xx	VPZ05BXAV2T	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL : charged 9.845% allowed 5.750% over by +4.095%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	15	$12,344.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.696%		Full Documentation	QC Complete	xx
xx	VQQZKBQDK5A	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL   Charged: 7.673%   Allowed : 6.640%    Overby : +1.033%

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1
COMMENT:   Provided credit report doesn't reflect open Mortgage account.

*** (OPEN) Property listed for sale in past 12 months - EV 1
														COMMENT: As per Appraisal report property is listed for sale in Past 12 months.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: Missing COC. TRID Violation due to a fee increase on CD dated xx Final CD dated xx reflects the fee $65 This is a Lender Credits fee Add of + $65 for a Non-Shoppable Fee which exceeds the 0% tolerance. Resolved : After further review the TRID Violation test has been passed. *** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the loan package. Resolved : Received copy of Initial CD dated xx					Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	3.66	$18,707.67	Mos Reviewed:0 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	39.338%		Full Documentation	QC Complete	xx
xx	VR1ZU2RILGC	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Has Provided 5 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	20	$11,913.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.379%		Full Documentation	QC Complete	xx
xx	VRCEEX0RGZX	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx% Allowed: xx% Over by: xx%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD missing in this loan file. Resolved : Provided Initial Closing Disclosure updated.			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	15.5	$9,481.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.993%		Full Documentation	QC Complete	xx
xx	VRXILMU43WW	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the Package. Resolved : Provided Initial Closing Disclosure Updated.			Appraisal has 3 comparable with different market based value properties		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	2	$10,416.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.132%		Full Documentation	QC Complete	xx
xx	VRZWJOB2MM0	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  Higher-Priced Mortgage Loan Test FAIL : Charged 7.937%  Allowed 6.280%  Over by +1.657%

*** (OPEN) Compliance Testing - EV 1
														COMMENT: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. Qualified Mortgage Safe Harbor Threshold FAIL : Charged 7.937% Allowed 6.280% Over by +1.657%						Single Family	xx	xx	xx	Primary	Refinance	xx	5	xx	4.25	$17,135.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		39.780%		Full Documentation	QC Complete	xx
xx	VTWHMMTYRXM	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal valued as is 4 comparables	"We have Valuenet in the file no other appraisal is required"	Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	16	$12,089.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.943%		Full Documentation	QC Complete	xx
xx	VTZC0GI1SYP	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraised has ticked on ** with Appraised value of $**		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	3	$25,000.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.474%		Full Documentation	QC Complete	xx
xx	VU4JJYUZICK	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Wrong appraisal form for single family home - EV 1 COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. We have Drive by report present in the file, which is acceptable as per the guidelines, no further documentation is required.				Value is Supported by 3 Comp No adverse Conditions noted.		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	15	$8,608.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.601%		Full Documentation	QC Complete	xx
xx	VUQ2ZU2YXMI	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is onxx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	7	$10,449.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.024%		Full Documentation	QC Complete	xx
xx	VUS40NCL0MQ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1 COMMENT: Purchase loan - borrower first time home buyer no mortgage. We have copy of the lease agreement verifying the due date of the rent. And 12 months rent paid history verifiaction document. As borrower is first time home buyer no further documentation is required	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Revised CD is Missing. Resolved : Provided Initial Closing Disclosure Updated. *** (CURED) ROR Transaction date not consistent with Note and/or HUD - EV R COMMENT: Note date is XX and ROR date is XX. Borrower signed the note on XX and ROR signed date is XX. Resolved : Transection changed to purchase as per document so does not required ROR			Appraisal provided in file and along with 6 comparable properties.		Single Family	xx	xx	xx	Primary	Purchase	xx	3	xx	1	$12,500.00	Mos Reviewed:0 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		40.256%		Full Documentation	QC Complete	xx
xx	VV0B5VJ1GXZ	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	30			$2,955.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.176%		Full Documentation	QC Complete	xx
xx	VV0WCRI3PRS	xx	xx	Delaware	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged 8.115% allowed 6.690%  over by+1.425%

*** (OPEN) Compliance Testing - EV 1
COMMENT:   This loan failed the qualified mortgage APR threshold test.

														Qualified Mortgage APR Threshold Test FAIL: charged 8.115% allowed 6.690% over by+1.425%				Exterior appraisal done		PUD	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	11	$7,003.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.821%		Full Documentation	QC Complete	xx
xx	VVH3OA2RUHH	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No						Verified with 6 comp properties.		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.67	xx	18	$17,883.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.625%		Full Documentation	QC Complete	xx
xx	VVZSBHWOJOP	xx	xx	Florida	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 9.130% allowed 6.660% over by +2.470%						PUD	xx	xx	xx	Primary	Cash Out	xx	1.05	xx	1.83	$3,478.44	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.207%		Full Documentation	QC Complete	xx
xx	VW4VVEBVRIJ	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: Property value and predominant value vary by more than 50% also additional appraisal is present in package.				Appraisal has 5 comparables	CU Score Not Added NMLS Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	4.4	xx	24	$48,964.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.896%		Full Documentation	QC Complete	xx
xx	VWLXBV3YOAE	xx	xx	California	Non-QM/Compliant	2	2	1	2	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 2 COMMENT: As per the appraisal report present in the package , the subject property is listed for sale in past 12 months.				used #5 comparables to support the opinion value of appraisar ticketed on XX with value of XX		PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	4.25	$22,916.96	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.048%		Full Documentation	QC Complete	xx
xx	VYFHE0N35TK	xx	xx	Kansas	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined inRegulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additionalrequirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-pricedmortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.339% Allowed: 7.170% Over by: +1.169%	*** (CURED) Missing Required Disclosures - EV R COMMENT: Latest Mortgage statement document is missing # xx# A/C#xx xx:Mortgage statement datedxx for Ac xx			Value Supported by 4 Comps.3 Bedrooms and 2 Bathrooms	Latest Mortgage statement document is missing # xx# A/Cxx	Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	3	$5,200.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.231%		Full Documentation	QC Complete	xx
xx	VYHI4AUOFBQ	xx	xx	Minnesota	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged XX% allowed XX% over by +XX%				High Value $XXXXXX Low Value $XXXXXX and Confidence Score: FSD (XX)		PUD	xx	xx	xx	Primary	Cash Out	xx	6.5	xx	7	$9,424.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.876%		Full Documentation	QC Complete	xx
xx	VZ3KH3KNBDF	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	6.6	$8,333.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.720%		Alternative	QC Complete	xx
xx	VZ5AQ3DQHCY	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: We have AVM in this file and fico score is xx and LTV is xx %, so no full appraisal needed			Due to exterior inspection, no damages were determined, there are no apparent adverse exterior factors which affect the subject’s marketability, condition of the subject property is average.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	20	$18,333.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.471%		Full Documentation	QC Complete	xx
xx	VZRDPGY3ZLO	xx	xx	Alabama	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right Of Rescission document is missing in the loan file.

														xxx-Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xxx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.25	xx	1.84	$39,500.00	Mos Reviewed:22 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.515%		Full Documentation	QC Complete	xx
xx	W014FL2HSRP	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test: FAIL Charged: 7.658% Allowed:
5.790% Over by: +1.868%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 7.658% Allowed:
														5.790% Over by: +1.868%						Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	11	$5,969.51	Mos Reviewed:24 Times 1X30:5 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.293%		Full Documentation	QC Complete	xx
xx	W02NN3DMQ3K	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.875% Allowed: 6.280% Over by: +1.595%				Appraisal Supported with Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	5	$21,656.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.121%		Full Documentation	QC Complete	xx
xx	W0H11QMRUCJ	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Qualified Mortgage Safe Harbor Threshold Failed : This is aNon QM Loan				Verified With 3 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	1	$9,111.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.332%		Full Documentation	QC Complete	xx
xx	W13NTMVHGCU	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged XX% Allowed XX% Overby +XX%				Appraisal Valued as is X comparables	"We have Valuenet in the file no other appraisal is required"	Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	19	xx	30	$9,874.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.869%		Full Documentation	QC Complete	xx
xx	W23FOIGIR0P	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	4.42			$7,831.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.570%		Full Documentation	QC Complete	xx
xx	W2FSZTIS0MY	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	15	$5,099.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.195%		Full Documentation	QC Complete	xx
xx	W3G2LHELIFC	xx	xx	Colorado	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.471% Allowed: 6.640% Over by: +1.831%				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.17	xx	1.65	$6,864.72	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.713%		Full Documentation	QC Complete	xx
xx	W4XP1F5JPMK	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing Hazard Insurance Policy in the package xx : Received copy of Hazard insurance policy and resolves this condition *** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Income Worksheet (Spring EQ income worksheet) / 1008 is missing in the file xx: 1008 Transmittal summary is not required HELOC loans, hence condition was cleared			C2;No updates in the prior xx years;No functional or external inadequacies noted. The subject property has been maintained and is in overall average condition with a lower effective age due to average upkeep and maintenance. At the time of inspection all utilities were turned on and in working condition.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.83	xx	1.5	$14,683.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.288%		Full Documentation	QC Complete	xx
xx	WA1RUZWVN32	xx	xx	North Carolina	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by # xx comparables		PUD	xx	xx	xx	Investor	Cash Out	xx	5	xx	7	$16,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.107%		Full Documentation	QC Complete	xx
xx	WARHYPUZF4Q	xx	xx	Maine	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged : xx Allowed : xx Over by : xx				Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	30	$5,909.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.800%		Full Documentation	QC Complete	xx
xx	WB41H3FVRER	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 9.281% Allowed: 6.450% Over by: +2.831%				The subject appears to be occupied. If this inspection is to be used by an appraiser to develop an appraisal or appraisal report, any statements herein expressing the data collector’s opinion should not be incorporated into the appraiser’s work. Instead, the appraiser should make an independent evaluation of the facts reported herein in arriving at any opinions rendered in the appraisal or appraisal report consistent with the requirements of USPAP.		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	3.33	$15,416.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.099%		Full Documentation	QC Complete	xx
xx	WBOBL022F25	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the MD COMAR higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are me MD COMAR Higher-Priced Mortgage Loan Test: FAIL charged8.033% allowed5.960% Over By2.073%.	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: This loan is standalone second lien. Desk review is present in file. But as loan amount is <= 175000 need full appraisal both exterior and interior XX - This is HLOC loans hence we have desk review and this condition was cleared					PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx		$7,249.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.224%		Full Documentation	QC Complete	xx
xx	WC03ORKRY0E	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL            Charged:9.557%         Allowed: 6.170%           Over by: +3.387%

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate lock document is missing.

														The rate lock date is provided on closing worksheet & loan estimate.						PUD	xx	xx	xx	Primary	Cash Out	xx	0.42	xx	15	$21,645.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.827%		Full Documentation	QC Complete	xx
xx	WCTZKUC14SF	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.736% Allowed: 5.780% Over by: +1.956%				In this appraisal Comparable Sale # 4		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	11	$8,366.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.941%		Full Documentation	QC Complete	xx
xx	WCVNAFEXQ40	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase HOEPA Test Failed - EV 2
COMMENT:   The Loan failed for High price mortgage test due to the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan: Fail       Loan Data :6.252      Comparison Data : 4.280    Variance: +1.972

*** (OPEN) ComplianceEase Risk Indicator is "Critical" - EV 2
														COMMENT: Loan failed for High Price mortgage test and Require Escrow account test as per the complaince report . Final CD shows there is not Escrow account .				Appraisal suppports by 4 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.42	xx	25	$8,505.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.761%		Full Documentation	QC Complete	xx
xx	WDGY3XGF3F2	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: charged 8.239% allowed 6.530% over by +1.709%				xx Comparable & As is Date xxx & As is Value xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	11	xx	2.16	$11,316.93	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.367%		Full Documentation	QC Complete	xx
xx	WDHUPMABMTZ	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
  Higher-Priced Mortgage Loan Test: FAIL      Charged: xx (Loan data)      Allowed: xx (Comparison data)    Over by: xx (Variance

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate Lock Agreement Missing in File,Such as Consider First Rate Lock Date is xx.

														The rate lock date is provided on closing worksheet & loan estimate.				Value Supported by 7 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	31	$10,245.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.489%		Full Documentation	QC Complete	xx
xx	WDUFIM5YH01	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged xx % Allowed xx % Over by xx%						Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	10	$8,432.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.013%		Full Documentation	QC Complete	xx
xx	WF4R0IG4C5P	xx	xx	California	Non-QM/Compliant	3	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right Of Rescission document is missing in the loan file.

														01/10/2022 -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xxx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.	*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: The loan package does not contain xx income worksheet and closing worksheet which are the main source of data . please provide the required documents. 01/03/2022 - Income sheet received			used #5 comparables to suppoprt the opinion value of appraisar ticketed on xx with value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	2	$14,210.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.950%		Full Documentation	QC Complete	xx
xx	WFHPUOBOSTN	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	11	$20,486.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.648%		Full Documentation	QC Complete	xx
xx	WGHDJBNYUCS	xx	xx	Nebraska	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR
														§ xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx%				Value is Supported by 3 Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	20	$2,811.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.984%		Full Documentation	QC Complete	xx
xx	WIVE4O1TTJU	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	24	$8,976.98	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	41.154%		Full Documentation	QC Complete	xx
xx	WJEHVD1RGCC	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: charged 7.656% allowed 6.430% over by +1.226%				verified with xx comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	26	$16,143.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.052%		Full Documentation	QC Complete	xx
xx	WKZC3WNF10K	xx	xx	Florida	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.270% Allowed: 5.850% Over by:+2.420%	*** (CURED) Assets Verification - EV R COMMENT: Documents are missing to calculate assets of borrower . Received documents					Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	4	$6,163.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.618%		Full Documentation	QC Complete	xx
xx	WLA3045KMLW	xx	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraised has ticked As is on xx with Appraised value of xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.42	xx	2	$36,421.82	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.790%		Full Documentation	QC Complete	xx
xx	WLKUV24DFKQ	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 7.188% Allowed 6.640% Over By+0.548%				Appraisal has provided 6 comps to support the opinion of value Appraised has ticked on xxx with Appraised value of xxx		PUD	xx	xx	xx	Primary	Cash Out	xx	0.91	xx	2.16	$34,172.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.731%		Full Documentation	QC Complete	xx
xx	WLPJT52G0UF	xx	xx	Wisconsin	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: This loan failed the TRID disclosure dates and personal delivery validation test. Resolved xx :- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.					Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	22	$7,787.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.512%		Full Documentation	QC Complete	xx
xx	WLRSWWS0FQA	xx	xx	Louisiana	Non-QM/Compliant	3	1	1	1	1	No	No						AS IS with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	15	$3,976.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.671%		Full Documentation	QC Complete	xx
xx	WMBAZ1MGZ5Q	xx	xx	Florida	Non-QM/Compliant	2	2	1	2	1	No	No		*** (OPEN) Automated Appraisal Review Incomplete or Data not complete - EV 2 COMMENT: The property value from desk review & AVM variance exceeds -10%. Variance is -xx We have Drive by report present in the file, which is acceptable as per the guidelines, no further documentation is required.						Single Family	xx	xx	xx	Primary	Cash Out	xx	30		3	$3,355.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.747%		Full Documentation	QC Complete	xx
xx	WMKB5GANYAP	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The subject was offered for sale in MLS. List date xxx for xxx with 49 days on the market. Sale date on xxxfor xxx. No other sale/transfers noted in the past 3 years.	NMLS Site down	PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	11	$44,398.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	19.254%		Full Documentation	QC Complete	xx
xx	WMN42E5R3UP	xx	xx	New Jersey	Not Covered/Exempt	1	1	1	1	1	No	No						Value Supported by #4 Comps with opinion value $**		2 Family	xx	xx	xx	Investor	Cash Out	xx	3.83		25.5	$7,451.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	59.962%		Full Documentation	QC Complete	xx
xx	WN0GDZVID0I	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test FAIL: charged 8.597% allowed 6.510% over by +2.087%

*** (OPEN) Compliance Testing - EV 1
COMMENT:   This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.

														Qualified Mortgage Safe Harbor Threshold FAIL Charged 8.597% Allowed 6.510% Over by +2.087%				Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is onxx. With the appraised valuexx	NMLS Site is Not Working	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.07	xx	10	$6,437.51	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	36.632%		Full Documentation	QC Complete	xx
xx	WNE2WP0LFH1	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 9.591% Allowed : 5.850% Over by : +3.741%				Appraisal has provided xx comps to support the opinion of value Appraised has ticked on xxx with Appraised value of xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	30	$7,762.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.179%		Full Documentation	QC Complete	xx
xx	WNFBS2KUEZX	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the MD COMAR Higher-Priced Mortgage Loan Test. MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged: 6.793% Allowed:5.800% Over by:+0.993%						Single Family	xx	xx	xx	Primary	Cash Out	xx	15			$2,450.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.968%		Full Documentation	QC Complete	xx
xx	WNM2BA3G3PO	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	6	$11,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.029%		Full Documentation	QC Complete	xx
xx	WO5DD1WQNZA	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.028% allowed 5.790% over by +2.238%				Appraisal has 3 Comparables.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	22.58			$3,212.51	Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.626%		Full Documentation	QC Complete	xx
xx	WOYLZM1PTEJ	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by #5 comps with opinion value xx and it is ticked on as is on xx	NMLS Down CU Score Not added	Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	30	$12,011.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.925%		Full Documentation	QC Complete	xx
xx	WP1ZTA25TQ4	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 8.628% Allowed xxx Over by xxx				I have not inspected the subject property. The scope of the inspection included an exterior inspection of the property by a third party identified on the inspection report. Condition was determined by reviewing the observational data within the inspection report. An extraordinary assumption is made that this information is correct.		PUD	xx	xx	xx	Primary	Cash Out	xx	13.6	xx	3.5	$5,416.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.836%		Full Documentation	QC Complete	xx
xx	WPKR55QRKY3	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: Closing date is xx where as final documents are signed on xx the dates differ hence the state falls under Dry State.				Verified through 6 comps	NMLS site down	Single Family	xx	xx	xx	Primary	Cash Out	xx	6.58	xx	10	$11,738.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.380%		Full Documentation	QC Complete	xx
xx	WR3FD5IMORK	xx	xx	Illinois	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xxx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:Charged:6.595% Allowed: 6.330%Over By:+0.265%

*** (OPEN) Final 1003 does not has LO sign - EV 1
														COMMENT: Initial / Final 1003 not signed by LO				Aprsl is AS IS with 5 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	10.33	xx	18.66	$22,639.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.045%		Full Documentation	QC Complete	xx
xx	WRAA3M415DH	xx	xx	Alabama	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR §xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by xx				Value Supported by 5 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	21	$6,707.31	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.330%		Full Documentation	QC Complete	xx
xx	WRJCYBTPLQ4	xx	xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4			$3,213.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	42.792%		Full Documentation	QC Complete	xx
xx	WRZVXKYKR4Z	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: The Subject transaction is a standalone second lien. ValueNet Appraisal(DeskReview) & Automated Valuation Model valuation is available in the loan files. As loan amount is <=xx we need full appraisal both exterior and interior Value net form is present in the file			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.83	xx	4	$11,911.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.866%		Full Documentation	QC Complete	xx
xx	WSKLAKDZ3ZZ	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Note is missing or unexecuted - EV R COMMENT: Exception resolved due to correct data entry			Verified with 6 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	0.58			$4,807.61	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.838%		Full Documentation	QC Complete	xx
xx	WSMMJ2TLFAA	xx	xx	Florida	Non-QM/Compliant	4	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right of Rescission document is missing in the file.

														xx -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.				Appraisal done with 7 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	31	$9,818.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.571%		Full Documentation	QC Complete	xx
xx	WTWA1JMTAZQ	xx	xx	Kentucky	Non-QM/Compliant	4	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 7.383% allowed 5.860% over by +1.523%				Appraisal with #6 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	12	xx		$5,813.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.993%		Full Documentation	QC Complete	xx
xx	WU4QOH2QJ1F	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL charged 8.715% allowed 5.700% over by +3.015%						Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	8	$11,486.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.691%		Full Documentation	QC Complete	xx
xx	WUJCQ2WAT4Q	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx						PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	2	$6,437.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.524%		Full Documentation	QC Complete	xx
xx	WUJHHL52SLG	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).
FAIL While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														MD COMAR Higher-Priced Mortgage Loan Test FAIL : Charged XX% Allowed XX% Over by +XX%				Appraisal Value Supported by X comps, X Bedrooms and X Bathrooms.Xcomparables.	Provide Recent month Mortgage Statement #XXXXXXX A/C#XXXX.	PUD	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	11	$9,477.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.757%		Full Documentation	QC Complete	xx
xx	WUMPCM0D2ML	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: TRID tolerance test is incomplete due to initial closing disclosure is missing in file. Resolved : xx - Received copy of Initial closing disclosure dated xx.					Single Family	xx	xx	xx	Primary	Cash Out	xx	12		12	$9,770.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.914%		Full Documentation	QC Complete	xx
xx	WUZNODZHO2T	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1.41	xx	24	$16,153.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.441%		Full Documentation	QC Complete	xx
xx	WVV0BTGYBU2	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	8	$25,117.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.487%		Full Documentation	QC Complete	xx
xx	WVWZONNNUDE	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal report contains 6 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	28.01			$1,251.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.681%		Full Documentation	QC Complete	xx
xx	WX5HR25KFGX	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.246% Allowed: 6.510% Over by: +1.730%						PUD	xx	xx	xx	Primary	Cash Out	xx	10	xx	6	$8,503.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.273%		Full Documentation	QC Complete	xx
xx	WXAIZ53ATYT	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) Homeownership Counselling Disclosure is missing. - EV 2
COMMENT:   Homeownership Counseling Disclosure missing.

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.866% Allowed: 5.810% Over by: +2.056%.						Single Family	xx	xx	xx	Primary	Cash Out	xx	6			$9,301.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.558%		Full Documentation	QC Complete	xx
xx	WYGXE4HDXVL	xx	xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by 4 Comps		PUD	xx	xx	xx	Secondary	Cash Out	xx	15	xx	21	$17,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.687%		Full Documentation	QC Complete	xx
xx	WYUALBRCIAQ	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CT nonprime home loan test. using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the Connecticut Nonprime Home Loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.278%       Allowed: 5.880%      Over by: +2.398%

*** (OPEN) Wrong appraisal form for single family home - EV 1
COMMENT:   Need full interior and exterior appraisal report for the subject property

														01/05/2022- Desk review is acceptable				Appraisal has provided 5 comparable	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	21	$12,708.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.407%		Full Documentation	QC Complete	xx
xx	X0KPAQ4PMDH	xx	xx	Illinois	Non-QM/Compliant	1	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx  some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.67	xx	7	$5,280.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.330%		Full Documentation	QC Complete	xx
xx	X0U3GTCDOOC	xx	xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 6 Comp.	Flood Policy is missing in this loan file . Please check.	Single Family	xx	xx	xx	Primary	Refinance	xx	17	xx	19	$15,194.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.446%		Full Documentation	QC Complete	xx
xx	X1LBXKZLEYJ	xx	xx	Minnesota	Non-QM/Compliant	3	1	1	1	1	No	No						High: xx Low: xx Confidence Score: H (0.066)		Single Family	xx	xx	xx	Primary	Cash Out	xx	26	xx	2	$5,750.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.073%		Full Documentation	QC Complete	xx
xx	X1UUVNE43GF	xx	xx	New Jersey	Non-QM/Compliant	3	2	2	1	2	No	No	*** (OPEN) LOE - EV 2
COMMENT:   LOE required for Inquiry made on Credit plus.

Credit Plus is credit repository does not required LOE for this inquiry

*** (OPEN) Credit report showing alert - EV 2
COMMENT:   Security alert on Credit report, processor cert is required to verify

Processor cert is available in the file confirming borrower was communicated prior to closing

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher - priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.649% Allowed: 6.570% Over by: +0.079%						Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	12	$40,313.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	30.986%		Full Documentation	QC Complete	xx
xx	X1ZNOX5ZE51	xx	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.298% Allowed: 5.860% Over by: +1.438%				Value supported by #4 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	7	$7,104.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.397%		Full Documentation	QC Complete	xx
xx	X2G0BPTENCF	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the qualified mortgage Safe Harbor threshold test.

Charged:  8.410%          Allowed :  5.880%          Overby :  +2.530%

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

 Charged:  8.410%         Allowed:  5.880%            Overby:  +2.530%

*** (OPEN) State Prohibited Fees Test Fail - EV 2
COMMENT:   This loan failed the NC rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation..While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
														COMMENT: Rate lock is missing.	*** (CURED) Property listed for sale in past 12 months - EV R COMMENT: Property listed for sale in past 12 months is for senior Lien					PUD	xx	xx	xx	Primary	Cash Out	xx	0.25	xx	3	$3,463.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.987%		Full Documentation	QC Complete	xx
xx	X2R0OGIJRJC	xx	xx	Kansas	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Missing appraisal report in loan file. *** BPO External report present in file. *** (CURED) Missing or error on the Rate Lock Document - EV R COMMENT: Missing a Rate Lock Agreement signed by Borrowers or memorialized comment by the Loan Officer. Resolved : xx rate lock agreement with borrower signature Received and condition cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	26.5	xx	37	$6,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.900%		Full Documentation	QC Complete	xx
xx	X2YU4WUBPN5	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No						High: XX Low: XX Confidence Score: XX		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	14	$6,982.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.206%		Full Documentation	QC Complete	xx
xx	X30EM0XPPRV	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced  mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged: 9.611% Allowed: 5.930% Over by: +3.681%				Value supported by xx comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	2	xx	8.83	$6,153.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.254%		Full Documentation	QC Complete	xx
xx	X31UXMF4TK3	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged9.629% Allowed6.510% Over by+3.119%.				Property Verified with 3 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	26	$8,924.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.563%			QC Complete	xx
xx	X3AQGTMDPGP	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx     Allowed:xx     Over by: xx

*** (OPEN) Wrong appraisal form for single family home - EV 1
														COMMENT: Subject transaction is standalone lien. Drive by report and AVM is available in the loan file.						Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	13.5	$7,158.49	Mos Reviewed:24 Times 1X30:2 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.925%		Full Documentation	QC Complete	xx
xx	X3Z0WXVPMZ4	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Risk Indicator is moderate because of TRID tolerance test has failed.

Resolved : xx - After further review TRID tolerance test has been passed.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   Missing valid COC for a fee added on Revised LE dated xx reflects a Appraisal Re-Inspection Fees of xx however, Initial LE dated xx did not reflects the Appraisal Re-Inspection Fees. This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance. Required COC.

															Resolved : 12/17/2021 - Updated the Appraisal fee as per invoice.					PUD	xx	xx	xx	Primary	Cash Out	xx	29	xx	30	$10,935.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.716%		Full Documentation	QC Complete	xx
xx	X3ZPNILIGIP	xx	xx	Illinois	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL:charged: xx allowed:xx over by:xx				Aprsl is AS IS with 6 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	3.08	xx	11.5	$9,053.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.265%		Full Documentation	QC Complete	xx
xx	X52VR4WNYAO	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) 0% Tolerance Fees test fail - EV 2
COMMENT:   TRID Violation due to a fee increase on Final CD dated xx .  Initial LE dated xx reflects a Appraisal Fee(Full Appraisal) at $0, however Final CD dated  xx reflects at $ xx .There is a fee increase of $ xx  for a Non-Shoppable Fee which exceeds the 0% tolerance.valid COC required.

*** (OPEN) Missing Final 1003_Application - EV 1
COMMENT:   In Final 1003 HOA amount for subject property is $xx .00 but as per appraisal document HOA amount is $xx
For DTI calculation HOA amount is considered from the appraisal documents, no further documentation is required.

*** (OPEN) Missing or error on the Rate Lock Document - EV 1
COMMENT:   Rate Lock Disclosure signed by the Borrower(s) is missing from the file.
Alternative documents present in the file, no further documentation is required

														rate lock date taken from closing worksheet	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Provide full Interior and exterior appraisal report. Xx This is HLOC loans hence we have desk review and this condition was cleared			Verified with 3 comp properties.	NMLS Site is not working.	PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	12	$10,965.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.730%		Full Documentation	QC Complete	xx
xx	X5FEXZEVRKT	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Automated appraisal review and AVM are missing in file. 12/22/2021:AVM is not required, since this loan is standalone 2nd lien, hence resolves this condition 01/21/2022 - Received AVM report, therefore resolved exception					Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	30	$10,800.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.622%		Full Documentation	QC Complete	xx
xx	XABBY0MGB2J	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						High: XX Low: XX Confidence Score: XX	"NMLS Site is not worked so updated Lender License as per FCD Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U"	Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	14	$13,400.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.169%		Full Documentation	QC Complete	xx
xx	XAVYL2S44G2	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR CA AB 260 higher-priced mortgage loan test:FAIL Charged : xx Allowed : xx Over by : xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure document is missing in the loan file. Resolved : xx - Received copy of Initial closing disclosure dated xx. *** (CURED) Missing Final 1003_Application - EV R COMMENT: Miissing doc xx - Initial 1003 document is recieved and this condition was cleared *** (CURED) Transmittal (1008) is Missing - EV R COMMENT: missing the document For 2nd lien not required			The scope of the inspection included a curb side viewing of the property by a third party. Condition was estimated based on the visual appearance from this viewing with consideration given to any deferred maintenance noted. I have not inspected the subject property. The owner was not available by telephone.		Single Family	xx	xx	xx	Primary	Cash Out	xx	21.5	xx	34	$7,101.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.265%		Full Documentation	QC Complete	xx
xx	XBNIKPRHVVR	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No							NMLS Site Down	PUD	xx	xx	xx	Primary	Cash Out	xx	23			$3,352.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.939%		Full Documentation	QC Complete	xx
xx	XC20QSQEAWS	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : 7.699% Allowed : 5.910% Over By : +1.789%				Appraisal Supports 6 Comp's.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	7	$10,416.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.315%		Alternative	QC Complete	xx
xx	XCZEUPSCONL	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value is Supported by xx Comp No adverse Conditions noted.		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	9.08	$17,408.00	Mos Reviewed:46 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.905%		Full Documentation	QC Complete	xx
xx	XE3A2LZCNOU	xx	xx	Wisconsin	Non-QM/Compliant	1	1	1	1	1	No	No						Housing compatibility, proximity to employment, shopping, schools, public transportation and other characteristics have been analyzed and are rated average compared to competing markets. No adverse neighborhood conditions impacting the subject are known based on the scope of work		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	14	$16,198.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.520%		Full Documentation	QC Complete	xx
xx	XEUZRTS2NLT	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   Loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan.

As defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														High Price Mortagge Loan : Fail Loan Data: 7.882% Comparison Dat : 5.780% Variance: +2.102%				Appraisal supprots by 3 Comp		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	11	$9,252.22	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.279%		Full Documentation	QC Complete	xx
xx	XEYZIZRY2GO	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	0.47	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.823%		Full Documentation	QC Complete	xx
xx	XG0ZUH2PX1E	xx	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: Charged: 6.906% Allowed: 6.570% Over by:+0.336%				Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	18	$10,608.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.911%		Full Documentation	QC Complete	xx
xx	XGPTV4BV3FW	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: "We have Value net in the file no other appraisal is required"			Property Verified with 4 Comp.		Single Family	xx	xx	xx	Primary	Cash Out	xx	42	xx	3.67	$7,673.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.273%		Full Documentation	QC Complete	xx
xx	XH5CKG5Y1TV	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	7	$11,121.62	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.838%		Full Documentation	QC Complete	xx
xx	XHG0OGHKSA4	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Application Missing - EV R COMMENT: Final 1003 missing in the file *** : Final 1003 Received condition resolved *** (CURED) Mortgage missing / unexecuted - EV R COMMENT: Executed Mortgage document missing in the file ***:Mortgage document received hence condition resolved *** (CURED) Note is missing or unexecuted - EV R COMMENT: Executed note document missing in the file *** : Note Document Received hence condition resolved *** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Closing Worksheet missing in the file			Appraisal is AS IS with 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	0.08	$12,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	37.337%		Full Documentation	QC Complete	xx
xx	XIBLUVKCL23	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: loan amount less than xx "Require Clear Val Exterior Valuation or Appraisal report") Received Value net form					Single Family	xx	xx	xx	Primary	Cash Out	xx	2.08	xx	5	$10,379.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.576%		Full Documentation	QC Complete	xx
xx	XJVWDGHS4EO	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal document is missing AVM is Availabe in this file.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	16	$10,706.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.591%		Full Documentation	QC Complete	xx
xx	XKUHLA4P1LK	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed xx Over by: xx				Value supported by 5 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	4	$17,850.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.137%		Full Documentation	QC Complete	xx
xx	XLP4JLPJZVJ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value Appraised has ticked on XX with Appraised value of XX		PUD	xx	xx	xx	Primary	Cash Out	xx	2.17	xx	1.83	$17,777.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.735%		Full Documentation	QC Complete	xx
xx	XLTLDNDYRAS	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) Missing or error on the Rate Lock Document - EV 2 COMMENT: Missing Signed Rate Lock Agreement or Memorialized Comment by Loan Officer regarding Rate Lock Conversation with Borrower. Alternative document (LE) is present in the file, no further documentation is required *** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 1 COMMENT: Missing Initial Escrow Disclosure in loan File. For second lien loan initial escrow disclosure is not applicable, no further documentation is required				The subject is located in the city of xx. The area consists of well maintained homes 1 to 2 story and multi-family dwellings that for the most part have effective ages less than actual ages. The subject is described as a xx with xx xx room count built in xx in xx condition. Per online photos improve ...		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	8	10883.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.084%		Full Documentation	QC Complete	xx
xx	XLUDTQBL0RH	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the Higher-Priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	2.16	xx	14	$9,759.73	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.985%		Full Documentation	QC Complete	xx
xx	XOAMJJKOI5Z	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 6.786% Allowed 6.410% Over By +0.376%				High: xx Low:xx Confidence Score:xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	16	xx	40	$11,934.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.634%		Full Documentation	QC Complete	xx
xx	XOIBB5ZBJO3	xx	xx	Minnesota	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 8.060% allowed 5.970% over by +2.090%				Appraisal has provided 3 comparables to support the opinion of value		Single Family	xx	xx	xx	Primary	Cash Out	xx	27	xx	15	$12,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.882%		Full Documentation	QC Complete	xx
xx	XON5IYKLLOE	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL Charged : 7.380% Allowed : 6.640% Overby :+0.740%						PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	1	$2,395.75	Mos Reviewed:24 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	41.962%		Full Documentation	QC Complete	xx
xx	XPD0Q4OAOM0	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL  Chargedv  8.158%   Allowed  6.430%   Overby +1.728%

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the Pennsylvania license validation test

														Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID#31493 per NMLS web site.						Single Family	xx	xx	xx	Primary	Cash Out	xx	18		0	$4,464.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.464%		Full Documentation	QC Complete	xx
xx	XPPZLOOJOVM	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	21	xx	2	$10,204.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.347%		Full Documentation	QC Complete	xx
xx	XSVWFI2FZZI	xx	xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No						Verified with xx comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	5	$6,304.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.068%		Full Documentation	QC Complete	xx
xx	XTAUPWZLHHM	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

*** (OPEN) Automated Appraisal Review Missing - EV 1
														COMMENT: Value Net Is available No other appraisal documents required						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	15	$6,396.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.118%		Full Documentation	QC Complete	xx
xx	XTL2SLCISTU	xx	xx	North Carolina	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R COMMENT: DTI exceeds xx. The credit report dated xxx reflects total debts at xxx. Total subject property PITIA (P&I xxx + Real Estate Taxes xxx + Hazard Insurance xx + Flood Insurance xx + MI $XXX.XX + HOA Dues xx + Subject Second xxx ) equals xxxx . Total verified monthly income equals xxx . Housing Ratio equals xxx . Missing all income documents for Borrower 2 (Kristen Kells). xxx : Received VOI document and condition resolved.			1004 Appraisal xx Bedrooms and xx Bathrooms		PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	6	$13,434.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.262%		Full Documentation	QC Complete	xx
xx	XTQ5T5CI1LM	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal Supports 3 Comp's.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6.67	xx	20	$8,548.74	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.613%		Full Documentation	QC Complete	xx
xx	XTXKWL3NZHF	xx	xx	Louisiana	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2 COMMENT: This loan failed the loan origination fee test. The loan failed the loan origination fee test due to The loan contains more than one loan origination fee. Outside of federal restrictions placed on loan originations fees, LA does not limit this on mortgage loans.				Value Supported by 3 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	12.5	xx	7	$5,113.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.688%		Full Documentation	QC Complete	xx
xx	XU5Z3JSMCLA	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified With 4 Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	7	9838.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.119%		Full Documentation	QC Complete	xx
xx	XUAJS54XNTO	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged  X.XXX%   Allowed  X.XXX%   Overby +X.XXX%

*** (OPEN) Automated Appraisal Review Missing - EV 1
														COMMENT: We have XXXX in the file no other appraisal is required				BASED ON THE SCOPE OF WORK, ASSUMPTIONS, LIMITING CONDITIONS, AND APPRAISER’S CERTIFICATION, MY (OUR) OPINION OF THE DEFINED VALUE OF THE REAL PROPERTY THAT IS SUBJECT OF THIS REPORT IS $XXXXXX AS OF XXXXXX , WHICH IS THE EFFECTIVE DATE OF THIS APPRAISAL.		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	0.17	$14,166.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.063%		Full Documentation	QC Complete	xx
xx	XVLQF51S4XI	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	19	xx	20	$14,111.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.385%		Full Documentation	QC Complete	xx
xx	XWY5RHHFI3T	xx	xx	New Jersey	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	11	xx	12	$8,753.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.731%		Full Documentation	QC Complete	xx
xx	XXNOV5CHGSX	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan failed the qualified mortgage APR threshold test.  Qualified Mortgage APR Threshold Test FAIL: Charged  7.721%   Allowed 5.840%   Over by +1.881%

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	26	$9,374.12	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.594%		Full Documentation	QC Complete	xx
xx	XY2WZBIUNHY	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value is supported by 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	19	$8,303.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.244%		Full Documentation	QC Complete	xx
xx	XYBWI11KTKD	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						High: xxx Low: xxx Confidence Score: H (0.1)		Single Family	xx	xx	xx	Primary	Cash Out	xx	28	xx		$9,492.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.256%		Full Documentation	QC Complete	xx
xx	XYVX5QDGPFO	xx	xx	Delaware	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over by xx				Appraisal Has Provided 3 Comparable. Missing the Apprasial 2 documents requird		Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	3.06	$9,984.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.953%		Full Documentation	QC Complete	xx
xx	XZHBOAD2QUC	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Verified with 8 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	4.25	xx	15	$14,702.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.922%		Full Documentation	QC Complete	xx
xx	XZZLMJUPGVH	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged 9.153% 6.510% +2.643%	*** (CURED) 0% Tolerance Fees test fail - EV R COMMENT: TRID Violation due to a fee increase on Revised CD dated xxx. Initial CD dated xxx reflects a Discount Points at xxx however, Revised CD dated xxx reflects the Discount Points at xxx This is a fee increase of xxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees Resolved : As per Lender Response On xxx, appraisal came in low increasing the CLTV causing discount points to be added. This was disclosed to the borrower on the Revised Closing Disclosure sent on xxx.			Appraisal has #3 comp to support to opinion value.	NMLS Down Appraisal not uploaded CU score Not uploded	Single Family	xx	xx	xx	Primary	Cash Out	xx	1	xx	33	$12,674.49	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:7 Verification Type:Credit Report	xx	28.863%		Full Documentation	QC Complete	xx
xx	Y0ZSSALXADM	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Verified through xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$11,250.00	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.987%		Full Documentation	QC Complete	xx
xx	Y1JSM0OF2DD	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Appraisal has xx Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.5	xx	2.5	$16,666.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.951%		Full Documentation	QC Complete	xx
xx	Y2WZ3F543EJ	xx	xx	California	Non-QM/Compliant	1	2	2	1	1	No	No	*** (OPEN) Right of Rescission missing or unexecuted - EV 2
COMMENT:   Right of Rescission document  is missing in the loan file.

														01/10/2022 -Downgraded to a 2 per review of client’s rebuttal and review by outside counsel. xx disagrees that these loans are noncompliant and that opening rescission would somehow cure an alleged defect. All funds were advance for purposes of purchasing a property. No right of rescission attaches to those advances. If we were to open rescission now, this would be misleading to the consumer, as they have no rescission right to exercise at this time. There is only a right to rescind future advances, but not until such advances are requested. That should be handled at that future time. A consumer cannot rescind the purchase money advance.						PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	40	$10,318.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.517%		Full Documentation	QC Complete	xx
xx	Y31Q0TY4DTK	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR § xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL: charged xx % allowed xx % over by xx %				Vlaue supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	26	$7,968.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.535%		Full Documentation	QC Complete	xx
xx	Y32XBAGU2DG	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.454% Allowed: 6.690% Over by: +0.764%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD is missing in the loan package. Resolved : 12/15/2021 - Received copy of Initial closing disclosure dated.			Appraisal Has Provided 3 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	18.83	$5,483.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.848%		Full Documentation	QC Complete	xx
xx	Y33RQQ1E41Q	xx	xx	Oklahoma	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.143% Allowed: 6.000% Over by: +2.143%				Value supported by #3 comparable	NMLS Site is not worked so updated Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	PUD	xx	xx	xx	Primary	Cash Out	xx	9	xx	22	$17,057.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.583%		Full Documentation	QC Complete	xx
xx	Y3CLL0D3AC4	xx	xx	Ohio	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test FAIL : Charged 8.687% Allowed 6.430% Over By+2.257%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the Package. Resolved : XX - Received copy of Initial closing disclosure dated XX.			Property Verified with 3 comparables.		Single Family	xx	xx	xx	Primary	Cash Out	xx	15.66	xx	27.08	$9,202.59	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.881%		Full Documentation	QC Complete	xx
xx	Y3YLMJECXQL	xx	xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: **% Allowed: **% Over by: +**%				Appraisal has 3 comparables provided	NMLS Site is not worked. Checked with FCD but NMLS Lender License number is N/A so updated Lender License as per Note Document Originator NMLS match / NMLS License Status Date/NMLS License Issue Date as Alt+U	Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	5	$4,182.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.352%		Full Documentation	QC Complete	xx
xx	Y4CMLMID1XN	xx	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Missing valid COC for a fee increase on LE dated x  LE dated xx reflects a Appraisal Re-Inspection Fee of xx however, LE dated xx did not reflects this fee.  This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Required COC

Resolved: COC received condition cleared

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Missing valid COC for a fee increase on LE dated **  LE dated ** reflects a Appraisal Re-Inspection Fee of $** however, LE dated ** did not reflects this fee.  This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Required COC

Resolved: COC received condition cleared

*** (CURED) Missing Appraisal - EV R
															COMMENT: Exception resolved due to correct data entry					Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	15	$7,872.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.990%		Full Documentation	QC Complete	xx
xx	Y4M1UL1TJPQ	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase HOEPA Test Failed - EV 2
COMMENT:   Loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan,

As defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														High Price mortgage test : Fail Loan Data: xx Comparison Data: xx Variance : xx				Appraisal supports by 3 Comp		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	0.5	$12,083.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.434%		Full Documentation	QC Complete	xx
xx	Y4RXIJUZAWU	xx	xx	South Carolina	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal contains xx comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	20	$7,720.98	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.974%		Full Documentation	QC Complete	xx
xx	Y5DUVKULYKN	xx	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the MD COMAR Higher-Priced Mortgage Loan Test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 6.768% Allowed: 6.450% Over by: +0.318%				Appraisal (Exterior third party) has provided xx comparables to support the opinion of value.		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	4	$13,100.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.382%		Full Documentation	QC Complete	xx
xx	Y5QTI2VWQFT	xx	xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 7.669% Allowed: 5.740% Over by: +1.929%						Single Family	xx	xx	xx	Primary	Cash Out	xx	17.5	xx	19.5	$11,759.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.001%		Full Documentation	QC Complete	xx
xx	Y5UI44BWDUS	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal from Clear val has provided 3 comparables to support the opinion of value		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	3	$8,242.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.087%		Full Documentation	QC Complete	xx
xx	Y5YLXP03PME	xx	xx	Georgia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
Resolved :Condition resolved received lender response from lender.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z
															Resolved :Condition resolved received lender response from lender.					Single Family	xx	xx	xx	Primary	Cash Out	xx	2.42	xx	4	$13,087.73	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.460%		Full Documentation	QC Complete	xx
xx	YANM05HEMBH	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   This loan failed the xx  license validation test. The xx  HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx .The xx  Mortgage Lender License and xx  Exemption Letter (Mortgage Act) are not available for loans with a closing date before xx Additionally, the xx  First Mortgage Banker License, xx  Secondary Mortgage Loan License, xx Unlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after  xx

														xx License Valid as per NMLS Web site . In the state ofxx , lender is licensed under state ID# xx as axx per NMLS web site.				Value Supported by 4 Comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	7	$4,225.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.352%		Full Documentation	QC Complete	xx
xx	YAUMFMJ0VNP	xx	xx	Pennsylvania	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 6.823% Allowed 5.750% Over By +1.073%

*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
														COMMENT: Compliance Failing for State Regulations.PA License Validation Test ,In the State of PA Lender is Licensed under state Id#xxx and NMLS ID xxx as per NMLS Web site.				Appraisal has provided comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	30	$7,895.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.321%		Full Documentation	QC Complete	xx
xx	YCOYW1XDJF2	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Charged:xxx         Allowed: xx          Over by: xx

*** (OPEN) Missing Final 1003_Application - EV 2
														COMMENT: As per Final 1003 current address (15985 Pitzer Street, Fontana, CA 92336) of borrowers does not 2years of history and there is no former address to verify address history.				comparable sale -5	NMLS Site Down	Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	8	$9,983.24	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.485%		Full Documentation	QC Complete	xx
xx	YDCXN31SQBC	xx	xx	North Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the NC rate spread home loan test The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. NC RSHL Average Prime Offer Rate APR Threshold Exceeded: YES Charged8.251% Allowed6.430% Over By+1.821%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing missing in package. Resolved : Provided Initial Closing Disclosure Updated.					Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	1.04	$7,665.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.057%		Full Documentation	QC Complete	xx
xx	YDG3UWPKTO3	xx	xx	Tennessee	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.632% Allowed: 5.920% Over by: +1.712%				Value supported by 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	13	$13,866.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.247%		Full Documentation	QC Complete	xx
xx	YEDKJM4A4AH	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: The Subject Transaction Is Standalone Second. An External Evaluation And An AVM Is Provided In The File. If Loan amount <=175000 we need full appraisal both exterior and interior Value net form is present in the file					PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	2	$11,649.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.889%		Full Documentation	QC Complete	xx
xx	YEY2MOZIA0U	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						High: $xx low: $xx Confidence Score: H (xx )		Single Family	xx	xx	xx	Primary	Cash Out	xx	30	xx	12	$4,586.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.919%		Full Documentation	QC Complete	xx
xx	YGAHRRUI3AN	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Value Suported by X comps. X Bedrooms and X Bathrooms		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.66	xx	7.02	$20,081.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.717%		Full Documentation	QC Complete	xx
xx	YGBMHANX1DF	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. CA AB 260 Higher-Priced Mortgage Loan Test FAIL Charged : 6.781% Allowed : 6.540% Overby : +0.241%				Appraisal with #6 comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	3.33	$11,674.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.875%		Full Documentation	QC Complete	xx
xx	YGFZ5QQ1OAK	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the xx 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xx Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. xx 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %	*** (CURED) 10% Tolerance Fees test fail - EV R COMMENT: TRID Violation due to a fee increase of xx % tolerance Fees from $xx 00 to $xx 0 in Initial CD datedxx This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the xx % tolerance. Valid COC required to cure the violation. xx - xx a QCD was required. Deed Recording and Deed Prep fees were added disclosed to the borrower on the Revised Closing Disclosure sent xx Resolved : xx After further review the TRID tolerance test has been passed.			Appraisal Contains 3 Comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	14.83	xx	3.11	$16,972.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.890%		Full Documentation	QC Complete	xx
xx	YGMGL2JFE35	xx	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: The loan package does not contain xx income worksheet and closing worksheet which are the main source of data . please provide the required documents. Not Required on 2nd lien			Verified Through 3 Comparbles		PUD	xx	xx	xx	Primary	Cash Out	xx	8	xx	24	$12,088.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.189%		Full Documentation	QC Complete	xx
xx	YHPMIRRPEZI	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the xx AB 260 higher-priced mortgage loan test. (xx AB 260, xx Financial Code Division xx (a)) using the greater of the disclosed APR and the calculated APR. xx AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged : xx % Allowed : xx% Over by : xx% *** (OPEN) Higher Price Mortgage Loan - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : xx % Allowed : xx % Over by : xx %						Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	0.33	$12,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.450%		Full Documentation	QC Complete	xx
xx	YI2ERATY4RT	xx	xx	Virginia	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test FAIL: Allowed:9.541% Charged : 6.030% Overby : +3.511%				Property Verified with 3 comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	6.83	xx	23	$8,412.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.127%		Full Documentation	QC Complete	xx
xx	YICCSBQ3IJP	xx	xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	7	$8,750.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.384%		Full Documentation	QC Complete	xx
xx	YIPXEKB0GU2	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code CA AB 260 Higher-Priced Mortgage Loan Test FAIL Charged : xx Allowed : xx Overby : xx				Appraisal value supported by 3 comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	18	xx	24.5	$5,336.27	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	23.681%		Full Documentation	QC Complete	xx
xx	YISCYM0EENR	xx	xx	Arizona	Non-QM/Compliant	2	1	1	1	1	No	No			*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: The Revised Closing Disclosure Receipt Datexxis after the Revised Closing Disclosure Delivery Date xx. However, the method of delivery is marked as In Person. Resolved xx:- Provided Closing Disclosures documents dates updated as per particular disclosure in file which resulted resolving the exception.			Property verified with 3 Comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	19	xx	14	$12,046.04	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :Yes Total Delinquent:0.00000 Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.838%		Full Documentation	QC Complete	xx
xx	YK4VCE0BITB	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial closing disclosure document is missing in the file. Resolved : xx - Received copy of Initial closing disclosure dated xx					Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	4	$15,676.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.147%		Full Documentation	QC Complete	xx
xx	YLM30PFLMXO	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL : Charged xx% Allowed xx% Over by xx%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial Closing Disclosure is missing in the loan file. Resolved : xx - Received copy of Initial closing disclosure dated xx *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: Initial Closing Disclosure is missing in the loan file. Resolved : xx - Received copy of Initial closing disclosure dated xx				nmls site down	PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	8.2	$12,213.14	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx	34.963%		Alternative	QC Complete	xx
xx	YLMK1NPNFG3	xx	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: 3. This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	15	xx	0.33	$13,466.67	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.590%		Full Documentation	QC Complete	xx
xx	YLPMBIFDPU0	xx	xx	Kansas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Compliance Testing - EV 2
COMMENT:   This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule  Qualified Mortgage Safe Harbor Threshold FAIL : Charged xx  Allowed xx  Over by xx

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed Higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL : Charged xx Allowed xx % Over By xx						Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	13	$11,583.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.083%		Full Documentation	QC Complete	xx
xx	YMFGUFCVQ1Z	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the California Financial Code Division  higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.156% Allowed: 5.850% Over by: +0.306%				Appraisal has provided 6comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	14	$5,759.19	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.758%		Full Documentation	QC Complete	xx
xx	YMIYGHSOEYF	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test FAIL: Charged xx% Allowed xx% Over by xx%	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: TRID Tolerance test is Incomplete due to missing Initial CD from the loan file. Resolved : xx - Received copy of Initial closing disclosure dated xx			Appraisal report is supported with #9comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	3.17	xx	15	$4,295.20	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.441%		Full Documentation	QC Complete	xx
xx	YMXBVMI4JXA	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the Higher-Priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.705% Allowed: 6.450% Over by: +2.255%				Verified through 3 comps	NMLS site down	PUD	xx	xx	xx	Primary	Cash Out	xx	0.66	xx	15	$12,655.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.125%		Full Documentation	QC Complete	xx
xx	YNB2ZEN525T	xx	xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Charged: 8.571% Allowed :5.950% Overbuy : +2.621%				Property verified with 3 Comparable.		PUD	xx	xx	xx	Primary	Cash Out	xx	0.42	xx	4	$4,713.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.454%		Full Documentation	QC Complete	xx
xx	YNDNN5KWHOD	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged 6.764% allowed 6.560% over by +0.204%						PUD	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	8	$10,374.89	Mos Reviewed:15 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.242%		Full Documentation	QC Complete	xx
xx	YO5ETREZ4Q4	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: Higher-Priced Mortgage Loan Test FAIL: Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Allowed:XX% Charged : XX% Overby : +XX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	5.05	$6,940.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.226%		Full Documentation	QC Complete	xx
xx	YQGPJN2T3PQ	xx	xx	Illinois	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged xx Allowed xx Over By xx				Value supported by #4comps with opinion value $xx and it is ticked on as is on xx .		Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	17	$10,279.80	Mos Reviewed:24 Times 1X30:3 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.476%		Full Documentation	QC Complete	xx
xx	YQLJYGJPZUA	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.148% Allowed: 6.780% Over by: +1.368%				Value supported by #3Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	17	$5,113.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.920%		Full Documentation	QC Complete	xx
xx	YRMDNUWUCMU	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged8.662% Allowed5.720% Over By+2.942%						PUD	xx	xx	xx	Primary	Cash Out	xx	1.34	xx	3	$8,709.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.045%		Full Documentation	QC Complete	xx
xx	YRN52BIAOBT	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase HOEPA Test Failed - EV 2
COMMENT:   This loan fails to collect reserves for either: The payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, or the loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; or the payment of property taxes for condominium, or high rise condominium, or planned unit development.

Higher-Priced Mortgage Loan Required Escrow Account Test: FAIL      Charged: xx      Allowed: xx  Over by: xx

*** (OPEN) ComplianceEase Risk Indicator is "Critical" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx      Allowed: xx    Over by: xx

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5	xx	13	$11,520.49	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.489%		Full Documentation	QC Complete	xx
xx	YSH0CSJXUGD	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.578% Allowed: 6.360% Over by: +2.218%						PUD	xx	xx	xx	Primary	Cash Out	xx	3		0	$2,606.82	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.601%		Full Documentation	QC Complete	xx
xx	YTBFDUISNYE	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx      Allowed: xx     Over by: xx

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division xx(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing. Received fee Itemization and the compliance findings					Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	17	$7,179.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.473%		Full Documentation	QC Complete	xx
xx	YUCSVAXR2LP	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 8.211%      Allowed: 6.730%     Over by: +1.481%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the CA ABxx higher-priced mortgage loan test. (CA AB xx, California Financial Code Division xx(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

														CA AB xx Higher-Priced Mortgage Loan Test: FAIL Charged: 8.211% Allowed: 6.730% Over by: +1.481%	*** (CURED) ComplianceEase Exceptions Test Failed - EV R COMMENT: Resolved : condition cleared *** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R COMMENT: Resolved : condition cleared *** (CURED) ComplianceEase TILA Test Failed - EV R COMMENT: Resolved : condition cleared *** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: Resolved : condition cleared			Verified with 4 comp properties.		Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	2	$5,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.498%		Full Documentation	QC Complete	xx
xx	YUHYX4V4CEK	xx	xx	Georgia	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	6			$9,174.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.556%		Full Documentation	QC Complete	xx
xx	YUTW3CMM42R	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx				Value is supported by 4 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	4	xx	20	$6,253.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:5 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.544%		Full Documentation	QC Complete	xx
xx	YVYYD3EZTDO	xx	xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No						As-Is Value = $ xx, Low Value = $ xx , High Value = $ xx , Confidence score = $xx		PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	2	$6,678.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.578%		Full Documentation	QC Complete	xx
xx	YWBW2LLHKCS	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	4	$8,603.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.512%		Full Documentation	QC Complete	xx
xx	YWLEFRGB101	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.						Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	5	xx	12	$6,832.80	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.227%		Full Documentation	QC Complete	xx
xx	YWU2PXNHCTV	xx	xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. Charged: 8.878% Allowed: 6.540% Over by: +2.338%						Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	11	$7,551.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.186%		Full Documentation	QC Complete	xx
xx	YX2A3RL5B1I	xx	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Loan Application Missing Or Unexecuted - EV R COMMENT: Application is missing in the file. xx - Received final 1003 application hence condition resolved. *** (CURED) Application Missing - EV R COMMENT: Final application missing *** (CURED) Note is missing or unexecuted - EV R COMMENT: Note is missing in the loan file. Received Note documents					Single Family	xx	xx	xx	Primary	Cash Out	xx	17	xx	17	$8,475.00	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.328%		Full Documentation	QC Complete	xx
xx	YY3D0II4SNI	xx	xx	Indiana	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	17			$2,566.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.524%		Full Documentation	QC Complete	xx
xx	YYCUJYUDGM4	xx	xx	Georgia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged :8.580% Allowed :5.850% Over By :+2.730%				Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of xx		PUD	xx	xx	xx	Primary	Cash Out	xx	11	xx	34	$5,166.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Cancelled Checks	xx	45.913%		Full Documentation	QC Complete	xx
xx	YYFOBY14JRI	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL charged XX% allowed XX%over by+XX%				Value supported by #X comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	0.8	xx	6	$4,200.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.121%		Full Documentation	QC Complete	xx
xx	YYHGZFYYFCR	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.036% Allowed 5.740% Over by+0.296%				Verified with 3 comparables		PUD	xx	xx	xx	Primary	Cash Out	xx	0.33	xx	15.75	$16,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.110%		Full Documentation	QC Complete	xx
xx	YZC5YYM4Z4K	xx	xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xxx. With the appraised value xxx		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	5	$8,385.47	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.946%		Full Documentation	QC Complete	xx
xx	Z1BHCRXEKL4	xx	xx	Delaware	Non-QM/Compliant	3	2	2	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test: FAIL Charged : 7.741% Allowed : 6.030% Over By : +1.711% *** (OPEN) Hazard Insurance - EV 2 COMMENT: Hazard insurance expired on xx and closing date xx	*** (CURED) Missing Initial 1003_Application - EV R COMMENT: LO signature missing on Initial 1003 Initia 1003 document is provided and This condition was cleared			Appraisal has 6 Comparable		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	10	$5,332.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.006%		Full Documentation	QC Complete	xx
xx	Z1RUSM3GGA3	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test Higher-Priced Mortgage Loan Test: FAIL Charged 7.929% Allowed 6.520% Overby +1.409% *** (OPEN) Orig P&I and current P&I different but loan is fixed rate - EV 1 COMMENT: Updated as per Note document.				Verified with 3 comp properties		Single Family	xx	xx	xx	Primary	Cash Out	xx	5	xx	0.08	$14,583.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	32.519%		Full Documentation	QC Complete	xx
xx	Z21XI43WSNM	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	27	xx	3	$6,883.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.979%		Full Documentation	QC Complete	xx
xx	Z3A15BNNR2I	xx	xx	Minnesota	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is onxx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	15	9849.2	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.639%		Full Documentation	QC Complete	xx
xx	Z4PAPMC2YTK	xx	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	10.41	xx	10	$9,333.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.147%		Full Documentation	QC Complete	xx
xx	ZALJZ1VX0LL	xx	xx	South Carolina	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 10.445% Allowed 5.800% Over by +4.645%				Appraisal Value Supported by 4 Comps, 3 Bedrooms and 2 Bathrooms	Borrower Income Calculation Sheet is Missing in BOX folder.	Single Family	xx	xx	xx	Primary	Cash Out	xx	10	xx	15	$6,212.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xx	38.790%		Full Documentation	QC Complete	xx
xx	ZAVTANJYHJP	xx	xx	Minnesota	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 6.614% allowed 5.810% over by +0.804%				Appraisal has xx Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	18	$6,780.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.626%		Full Documentation	QC Complete	xx
xx	ZBD5HN3FUC1	xx	xx	Maryland	Non-QM/Compliant	1	1	1	1	1	No	No						used #X comparables to support the opinion value of the appraisar ticketed on XXXXXX with value of $XXXXXXX.		Single Family	xx	xx	xx	Primary	Cash Out	xx	26	xx	22	$16,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.328%		Full Documentation	QC Complete	xx
xx	ZBKHWLAOK3D	xx	xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No						xx Comparables are there in the package with photographs		Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	20	$12,916.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.144%		Full Documentation	QC Complete	xx
xx	ZBKKFTUAGAM	xx	xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	5.91	$24,999.87	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.540%		Full Documentation	QC Complete	xx
xx	ZCFVDX4IUJJ	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL Charged : 7.443% Allowed : 6.320% Over by : +1.123%	*** (CURED) Reverification within 10 days is missing - EV R COMMENT: Verbal verification of employment must be obtained for both borrowers. xxx:VVOE has been.Condition resolved.			Appraisal value supported by 3 comps.		PUD	xx	xx	xx	Primary	Cash Out	xx	5.41	xx	25	$4,725.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.562%		Full Documentation	QC Complete	xx
xx	ZCHEABTYW35	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged X.XXX% allowed X.XXX% over by +X.XXX%				Appraisal has provided X comps to support the opinion of value Appraisal has ticked on XX on XXXXXX. With the appraised value$XXXXXX.XX		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.5	xx	1.21	$4,176.77	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.893%		Full Documentation	QC Complete	xx
xx	ZCKHD21YXHJ	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	40	$37,371.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.346%		Full Documentation	QC Complete	xx
xx	ZCMQ3TEKLDK	xx	xx	Arizona	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:xx Allowed: xx Over by: xx	*** (CURED) Compliance Testing - EV R COMMENT: Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM loan. Charged:xx Allowed: xx Over by: xx Duplicate. *** (CURED) Missing or error on the Rate Lock Document - EV R COMMENT: Resolved : Provided LE with rate lock confirmation.					Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	1.11	$15,758.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.927%		Full Documentation	QC Complete	xx
xx	ZDIOORFXITH	xx	xx	New Hampshire	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	11	$11,377.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.477%		Full Documentation	QC Complete	xx
xx	ZEJKWTOMPD2	xx	xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) First Payment letter missing - EV R COMMENT: Provide first payment letter loan amount xx. Received First payment letter *** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Provide Income worsheet or closing worksheet . Received income worksheet			Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.83	xx	7	$8,203.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.898%		Full Documentation	QC Complete	xx
xx	ZEQTI41ZO5B	xx	xx	Michigan	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx , some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx % Allowed xx % Over by xx %				Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	xx	6			$6,479.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.958%		Full Documentation	QC Complete	xx
xx	ZEYLB3FWSSM	xx	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Cash Out	xx	20.25			$3,914.16	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.516%		Full Documentation	QC Complete	xx
xx	ZEZBBT1N1O2	xx	xx	Colorado	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xx some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 8.442% Allowed: 7.020% Over by: +1.422%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.67	xx	2	$12,316.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.375%		Full Documentation	QC Complete	xx
xx	ZG31N5GJK0B	xx	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: charged  6.171% allowed 5.790% over by+0.381%

														Qualified Mortgage Safe Harbor Threshold Failed : This is a Non QM Loan	*** (CURED) Wrong appraisal form for single family home - EV R COMMENT: Subject transaction is standalone lien. Desk review is available in the loan file. Value net is available in the loan file.			Appraisal is AS IS with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	17			$1,432.00	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.585%		Full Documentation	QC Complete	xx
xx	ZHMEHBYRBF0	xx	xx	Texas	Non-QM/Compliant	3	2	1	2	1	No	No		*** (OPEN) Property listed for sale in past 12 months - EV 2 COMMENT: As per guidelines this is Ineligible property type as this property is listed for sale in past 12 years as per desk review report dated xxx				Appraisal support by 4 Comp		PUD	xx	xx	xx	Primary	Cash Out	xx	0.5	xx	7.58	$9,964.03	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.062%		Full Documentation	QC Complete	xx
xx	ZJG1DEEMDUA	xx	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL    Charged XX%   Allowed : XX%   Overby : +XX%

*** (OPEN) Compliance Testing - EV 1
COMMENT:   This loan failed the qualified mortgage APR threshold test.

														Charged : XX% Allowed : XX% Overby : +XX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	3.5	xx	21	$9,160.53	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.989%		Full Documentation	QC Complete	xx
xx	ZK43BYDR4ID	xx	xx	South Carolina	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	25	$9,726.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	35.621%		Full Documentation	QC Complete	xx
xx	ZKC4NFSY3QW	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( xx CFR § xx(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.						Single Family	xx	xx	xx	Primary	Cash Out	xx	4	xx	20	$7,229.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.694%		Full Documentation	QC Complete	xx
xx	ZKINPDUQUWL	xx	xx	Virginia	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test: FAIL Charged xx Allowed xx Over byxx						Single Family	xx	xx	xx	Primary	Cash Out	xx	45			$3,656.06	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.974%		Full Documentation	QC Complete	xx
xx	ZL0AF1GAOSB	xx	xx	Oregon	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.528% Allowed: 6.520% Over by: +2.008% *** (OPEN) ComplianceEase TILA Test Failed - EV 1 COMMENT: QM/GSE test fail	*** (CURED) Missing credit report - EV R COMMENT: Please provide Latest Credit report Provided XX - Received the Latest Credit report for the borrower which resolves the condition *** (CURED) VOM or VOR missing/required - EV R COMMENT: Missing 12 month VOR for the Borrower. XX- Received the VOM for the borrower which resolves the condition			Verified With 6 Comps		Single Family	xx	xx	xx	Primary	Purchase	xx	0.75	xx	4	$12,372.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		40.567%		Full Documentation	QC Complete	xx
xx	ZLAUA1WAYL3	xx	xx	Virginia	Non-QM/Compliant	1	1	1	1	1	No	No						In This File Comparable Sale # 3		PUD	xx	xx	xx	Primary	Cash Out	xx	0.41	xx	1.25	$11,791.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.994%		Full Documentation	QC Complete	xx
xx	ZLF1DASDIRW	xx	xx	Minnesota	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Incomplete income document to calculate income. Paystub reflects overall (Reg+OT+DT) salary i.e. no separate base income is indicated. To calculate the income please provide Written verification of employment or W2 for the yearxx. (xx is present). *** (CURED) Reverification within 10 days is missing - EV R COMMENT: Obtain verbal verification of employment no more than xx business days prior to the note date.					Single Family	xx	xx	xx	Primary	Cash Out	xx	14	xx	7	$6,943.13	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.019%		Full Documentation	QC Complete	xx
xx	ZLLAFR1JBJH	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: xx Allowed: xx Over by: xx						PUD	xx	xx	xx	Primary	Cash Out	xx	1	xx	5	$17,997.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.020%		Full Documentation	QC Complete	xx
xx	ZLTTLC110PE	xx	xx	Utah	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided xx comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	xx	1.08	xx	7	$4,856.55	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.263%		Full Documentation	QC Complete	xx
xx	ZLZJYDFIIO3	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	12	xx	6.01	$9,094.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.128%		Full Documentation	QC Complete	xx
xx	ZMDEDN5I0CI	xx	xx	Rhode Island	Non-QM/Compliant	3	1	1	1	1	No	No		*** (OPEN) mortgage certificate - EV 1 COMMENT: Mortgage statement is missing for XXXX lien. Mortgage statement is present in the file for XXXXXX lien from XXXXXX loan, no further documentation is required.	*** (CURED) Reverification within XX days is missing - EV R COMMENT: Verbal verification of employment must be obtained for borrower. Resolved : XXXXXXXX - Received copy of verbal verification of employment.			Verified with X comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	1.92	xx	28	$6,449.08	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.016%		Full Documentation	QC Complete	xx
xx	ZMURDVIWGUH	xx	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Verified with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.5	xx	16	$4,333.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.370%		Full Documentation	QC Complete	xx
xx	ZN1A30HR3EF	xx	xx	Ohio	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFRxxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.755% Allowed: 7.340% Over by: +0.415%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.17	xx	20	$6,981.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	21.771%		Full Documentation	QC Complete	xx
xx	ZOJRHOL11B1	xx	xx	Arizona	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged xx% Allowed xx% Over by xx%				4 comparable photos		Single Family	xx	xx	xx	Primary	Cash Out	xx	5.03	xx	25	$13,509.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.937%		Full Documentation	QC Complete	xx
xx	ZOX02S2GQZM	xx	xx	Illinois	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 6 Comp.	NMLS Site Down So Unable to update Issue date and Status Date.	Single Family	xx	xx	xx	Primary	Cash Out	xx	6.1	xx	6	$17,500.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	17.868%		Full Documentation	QC Complete	xx
xx	ZPGLYSJ5MTS	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged : 8.558% Allowed: 5.930% Over by: +2.628%				Verified with 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	2.33	xx	0.5	$5,832.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.083%		Full Documentation	QC Complete	xx
xx	ZQKSE0ICMOS	xx	xx	Ohio	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	xx	7		8	$4,800.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	40.694%		Full Documentation	QC Complete	xx
xx	ZQMUQCJFJSO	xx	xx	Georgia	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: xx % Allowed: xx % Over by: xx %	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of  the disclosed APR and the calculated APR.

Higher-Priced Mortgage Loan Test: FAIL      Charged: xx       Allowed:  xx    Over by: +xx

Duplicate.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "TRID Violation due to a fee increase on LE dated xx .  LE dated xx  reflects a Origination Points at $0.00, however, Revised LE datedxx reflects the Origination Points at $xx   This is a fee increase of +$xx 00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees." Required valid COC and cost cure.

															Resolved : As per Lender Response Both fees falls under xx % Tolerance.			Value supported by #3comparable		PUD	xx	xx	xx	Primary	Cash Out	xx	5	xx	9	$5,422.87	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.025%		Full Documentation	QC Complete	xx
xx	ZS130DLRURX	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) Missing Final 1003_Application - EV 2 COMMENT: Missing signature of LO in Final 1003. LO Signature is not required on final 1003 as per client so no further documentation is required	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   As per appraisal document subject property is Subject to, so missing 1004D document.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   TRID Violation due to a fee increase of Appraisal fee from xx to xx in final CD dated xx. This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance. Valid COC required to cure the violation.

11/16/2021- COC is present in xx and This loan was cleared

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   TRID Violation due to a fee increase of Appraisal fee from xx to xx in final CD dated xx. This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance. Valid COC required to cure the violation.

															11/16/2021- COC is present in xx and This loan was cleared					Single Family	xx	xx	xx	Primary	Cash Out	xx	2	xx	2	$16,250.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.825%		Full Documentation	QC Complete	xx
xx	ZTFSSHWXVZM	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No		*** (OPEN) Final Application Incomplete - EV 1 COMMENT: Update final 1003 with the below changes 1) Update HOI as xx as per #17 2) Update loan amount as xx in Lender Information section as its give as xx						PUD	xx	xx	xx	Primary	Cash Out	xx	1.5	xx	25	$12,281.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.745%		Full Documentation	QC Complete	xx
xx	ZU0TJMNPH2Z	xx	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan fail the Higher-Priced Mortgage Loan Test: Charged: 6.520% Allowed: 6.490% Overby: +0.030%

This loan failed the higher-priced mortgage loan test. ( 12 CFR xx(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
														While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.				Value supported by 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	3	xx	16	$6,483.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.418%		Full Documentation	QC Complete	xx
xx	ZUYP0GLMW30	xx	xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value Supported by xx comps		Single Family	xx	xx	xx	Primary	Cash Out	xx	4.42	xx	15.83	$11,166.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.642%		Full Documentation	QC Complete	xx
xx	ZVS3V1QEH4M	xx	xx	New Jersey	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Exceptions Test Failed - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z				Appraisal as per Document it's XX , LTV XX%.		Single Family	xx	xx	xx	Primary	Cash Out	xx	6	xx	11	$4,166.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.729%		Full Documentation	QC Complete	xx
xx	ZWALKBZPXIJ	xx	xx	North Carolina	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 7.234% Allowed: 5.830% Over by: +1.404%.	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Value net is available in the file					Single Family	xx	xx	xx	Primary	Cash Out	xx	0.58	xx	13	$16,258.85	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	39.509%		Full Documentation	QC Complete	xx
xx	ZWHQOLKHMLR	xx	xx	California	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the CA AB 260 higher-priced mortgage loan test. CA AB 260 Higher-Priced Mortgage Loan Test FAIL Charged : xxx Allowed : xxx Overby : xxx				Appraisal has 3 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	22	xx	4.25	$8,666.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.908%		Full Documentation	QC Complete	xx
xx	ZYJGMXS1ZTC	xx	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in California Financial Code.
														While the California Financial Code provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR xxx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 8.543% Allowed: 6.530% Over by: +2.013%				Appraisal done with 3 comparables	NMLS Down 1008 Missing CS Score Not Uploaded	PUD	xx	xx	xx	Primary	Cash Out	xx	3	xx	4	$7,241.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	33.454%		Full Documentation	QC Complete	xx
xx	ZYKFX2I4FRO	xx	xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: 1008, Closing Worksheet & Income Worksheet not available in Loan file. Received income calculation worksheet			Value Supported by xx Comps		PUD	xx	xx	xx	Primary	Cash Out	xx	1.33	xx	2	$10,529.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.354%		Full Documentation	QC Complete	xx
xx	ZYLJF2OSKUP	xx	xx	North Carolina	Non-QM/Compliant	4	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 7.008% Allowed 5.930% Over by +1.078%						Single Family	xx	xx	xx	Primary	Cash Out	xx	20.16	xx	0.66	$10,000.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.466%		Full Documentation	QC Complete	xx